Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Application Date	Occupancy	Purpose	QM Status	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Compliance Grade	Fitch Compliance Rating	Moody's Compliance Rating	DBRS Compliance Rating	S&P Compliance Rating	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Seller Response	Compensating Factors	Subject to Predatory - Unable to Test	Disposition
663872538	XXXXXXXXXX	$51,600.00	OK	9/XX/1985	4/XX/1985	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date					-
247384835	XXXXXXXXXX	$109,944.00	MD	3/XX/2000	1/XX/2000	Primary	Purchase					A	A	A	A	A							-
927466761	XXXXXXXXXX	$207,813.00	CO	5/XX/2003	4/XX/2003	Primary	Refinance Rate/Term					A	A	A	A	A							-
619087905	XXXXXXXXXX	$32,400.00	OK	6/XX/2005	6/XX/2005	Investment	Purchase			No rental market analysis or operating income statement.		B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing					-
124144290	XXXXXXXXXX	$82,450.00	MI	7/XX/2003	6/XX/2003	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application. [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.	State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)					-
567145829	XXXXXXXXXX	$319,125.00	IL	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B		Application / Processing - Missing Document: Missing Lender's Initial 1003					-
696167292	XXXXXXXXXX	$478,000.00	CA	2/XX/2006	1/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/XX/2006 which is 1 month(s) prior to consummation. A X month lookback was used to determine this application date.	Federal Compliance - Initial Loan Application Status Test					-
535246166	XXXXXXXXXX	$188,390.00	TX	5/XX/2008	2/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing					-
184021492	XXXXXXXXXX	$100,000.00	MD	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties Federal Compliance - The under-disclosure was due to fees. The lender's itemization was not detailed enough to allow a line by line analysis. Federal Compliance - FACTA Disclosure Missing					-
497650496	XXXXXXXXXX	$299,000.00	NY	12/XX/2005	12/XX/2005	Investment	Refinance Cash-out - Other					C	C	C	C	C
[C] Federal Compliance - (Missing Data) Unable to Determine Transaction Date: Dates required to determine a Transaction date was not provided.  Federal, State or Local Compliance may be unreliable.
[B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																		Federal Compliance - County Name Missing Federal Compliance - FACTA Disclosure Missing Federal Compliance - (Missing Data) Unable to Determine Transaction Date					Indeterminable
108246749	XXXXXXXXXX	$208,160.00	AZ	5/XX/2009	4/XX/2009	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			A	A	A	A	A							-
724205169	XXXXXXXXXX	$350,000.00	NY	3/XX/2000	2/XX/2000	Primary	Refinance Cash-out - Other			Missing Appraisal		D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						Yes	TR Indeterminable
771083810	XXXXXXXXXX	$300,000.00	NJ	9/XX/2003	8/XX/2003	Primary	Purchase			Missing Appraisal		D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Initial Loan Application Status Test No Fees: No evidence of application date located in file.  Compliance tests were run using an application date which is 1 months prior to consummation.  A X month lookback was used to determine this application date.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Miscellaneous Compliance - Initial TIL not provided
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Initial Loan Application Status Test No Fees
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						No	TNR Testing Not Required
584847066	XXXXXXXXXX	$212,000.00	IL	7/XX/2007	6/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing					-
596327321	XXXXXXXXXX	$76,368.00	CO	11/XX/2001	10/XX/2001	Primary	Refinance Rate/Term			Missing Appraisal		B	B	B	B	B	[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date which is 1 months prior to consummation. A X month lookback was used to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - TIL payment stream only calcs MI through month 115. Calc'd payment stream does not stop MI at 115 months. General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Initial Loan Application Status Test					-
939916587	XXXXXXXXXX	$122,158.00	AZ	6/XX/2003	12/XX/2002	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			A	A	A	A	A							-
462390451	XXXXXXXXXX	$56,242.00	IN	8/XX/2010	7/XX/2010	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			B	B	B	B	B
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
																		Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days					-
162953236	XXXXXXXXXX	$500,000.00	OR	11/XX/2005	11/XX/2005	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date which is X months prior to consummation.  A 7 month lookback was used to determine this application date.
																		Federal Compliance - ARM Disclosure Timing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test Application / Processing - Missing Document: Missing Lender's Initial 1003					-
251190820	XXXXXXXXXX	$206,451.00	VA	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation				SELLER - GENERAL COMMENT (2017-02-21): Seller confirms FHA not active	B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date which is X months prior to consummation. A 7 month lookback was used to determine this application date. [B] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.	State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice) Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided		GENERAL COMMENT (2017-02-21): Seller confirms FHA not active			-
169266236	XXXXXXXXXX	$96,050.00	WI	9/XX/2004	8/XX/2004	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Application / Processing - Missing Document: Missing Lender's Initial 1003 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
676346730	XXXXXXXXXX	$48,000.00	TX	8/XX/1995	7/XX/1995	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.	Application / Processing - Missing Document: Missing Lender's Initial 1003 Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Missing Initial Loan Application Test					-
513000090	XXXXXXXXXX	$324,000.00	FL	6/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Closing instructions indicates the index used was 3.68%. The closest index available in our look-back period is 3.70250%. Federal Compliance - FACTA Disclosure Missing					-
435979057	XXXXXXXXXX	$240,000.00	CT	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing					-
447718660	XXXXXXXXXX	$170,000.00	CA	6/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
893727573	XXXXXXXXXX	$132,000.00	FL	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.	Application / Processing - Missing Document: Missing Lender's Initial 1003 Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Missing Initial Loan Application Test					-
693446560	XXXXXXXXXX	$329,000.00	CA	11/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing					-
616016393	XXXXXXXXXX	$309,500.00	IN	2/XX/1998	12/XX/1997	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status					-
568607618	XXXXXXXXXX	$216,000.00	NJ	12/XX/1999	10/XX/1999	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				Yes	TR Indeterminable
983917493	XXXXXXXXXX	$122,000.00	AZ	10/XX/2006	9/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Application / Processing - Missing Document: Missing Lender's Initial 1003					-
213912628	XXXXXXXXXX	$124,000.00	CA	4/XX/2006	3/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
479368404	XXXXXXXXXX	$80,000.00	OH	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - TIL Itemization did not disclose a Hold Sig Fee of $25 and a closing protection letter fee of $50 as prepaid finance charges. State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
160771792	XXXXXXXXXX	$124,700.00	FL	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
581112089	XXXXXXXXXX	$104,200.00	AZ	1/XX/2002	1/XX/2002	Primary	Refinance Rate/Term					A	A	A	A	A							-
624550485	XXXXXXXXXX	$60,000.00	NY	6/XX/2001	2/XX/2001	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
																		Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement					-
859000927	XXXXXXXXXX	$255,081.00	AZ	6/XX/2007	6/XX/2007	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		Application / Processing - Missing Document: Missing Lender's Initial 1003 Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
248111322	XXXXXXXXXX	$255,000.00	AZ	5/XX/2006	4/XX/2006	Investment	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.	Application / Processing - Missing Document: Missing Lender's Initial 1003 Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
171099583	XXXXXXXXXX	$460,000.00	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
																		Application / Processing - Missing Document: Missing Lender's Initial 1003 Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test					-
226405470	XXXXXXXXXX	$250,000.00	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		Application / Processing - Missing Document: Missing Lender's Initial 1003 Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test					-
329244593	XXXXXXXXXX	$525,000.00	CA	11/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing					-
433549019	XXXXXXXXXX	$482,400.00	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																		Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - Federal FACTA Disclosure Timing Test					-
228302249	XXXXXXXXXX	$454,088.00	MD	2/XX/2006	8/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing					-
391194030	XXXXXXXXXX	$463,200.00	CA	7/XX/2006	6/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. [B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test Application / Processing - Missing Document: Missing Lender's Initial 1003 Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
339361097	XXXXXXXXXX	$26,400.00	IN	10/XX/2003	8/XX/2003	Investment	Purchase					B	B	B	B	B		Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
624432261	XXXXXXXXXX	$208,931.00	OH	7/XX/2008	6/XX/2008	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment.
																		State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified) State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender) Federal Compliance - Federal FACTA Disclosure Timing Test					-
637947481	XXXXXXXXXX	$43,942.45	ME	6/XX/1995	5/XX/1995	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Unable to determine source of under-disclosure due to missing itemization of prepaid finance charges.
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing
																						No	TNR Testing Not Required
632497409	XXXXXXXXXX	$36,540.52	NM	10/XX/1996	9/XX/1996	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125% Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Missing Initial Loan Application Test					-
317102526												D	D	D	D	D		Loan File - Incomplete Loan File. No compliance documents in the file, unable to run compliance tests.				UTD	Indeterminable
284510264	XXXXXXXXXX	$65,206.87	MI	7/XX/1998	6/XX/1998	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.

Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing
																						No	TNR Testing Not Required
613529888	XXXXXXXXXX	$54,405.47	VA	1/XX/1997	12/XX/1996	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.

Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing
																						No	TNR Testing Not Required
714293017	XXXXXXXXXX	$42,295.00	SC	4/XX/1996	3/XX/1996	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.

Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing
																						No	TNR Testing Not Required
166503072	XXXXXXXXXX	$41,104.50	SC	6/XX/1998	5/XX/1998	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date which is X month prior to consummation.  A lookback was performed to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						No	TNR Testing Not Required
953685797	XXXXXXXXXX	$61,196.81	FL	12/XX/1997	11/XX/1997	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing
																						No	TNR Testing Not Required
760576742	XXXXXXXXXX		MO		4/XX/1997	Primary	Purchase					D	D	D	D	D		Loan File - Incomplete Loan File. No compliance documents in the file, unable to run compliance tests.				UTD	Indeterminable
865517717	XXXXXXXXXX	$44,125.95	KY	1/XX/1998	12/XX/1997	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date which is X month prior to consummation.  A lookback was performed to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Miscellaneous Compliance - Initial TIL not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						No	TNR Testing Not Required
194644939	XXXXXXXXXX	$57,303.12	FL	11/XX/1996	10/XX/1996	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.

Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing
																						No	TNR Testing Not Required
936789698	XXXXXXXXXX	$63,143.00	GA	10/XX/1995	9/XX/1995	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.

Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing
																						No	TNR Testing Not Required
424120076	XXXXXXXXXX	$75,469.80	MS	3/XX/1998	2/XX/1998	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.

Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing
																						No	TNR Testing Not Required
201738120	XXXXXXXXXX	$69,055.02	GA	2/XX/1997	11/XX/1996	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1.  HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX

Federal Compliance - Unable to determine source of under-disclosure due to missing itemization of prepaid finance charges.
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																						No	TNR Testing Not Required
155677652	XXXXXXXXXX	$48,572.40	WI	9/XX/1998	8/XX/1998	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing
																						No	TNR Testing Not Required
399923519	XXXXXXXXXX	$68,389.98	LA	4/XX/1997	3/XX/1997		Purchase					D	D	D	D	D		Loan File - Incomplete Loan File. Security in the file, unable to run compliance.				UTD	Indeterminable
471137470	XXXXXXXXXX	$60,244.93	SC	10/XX/1998	8/XX/1998	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date used as disbursement date for compliance testing.
																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Disbursement Date Missing Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				No	TNR Testing Not Required
936059334	XXXXXXXXXX	$53,865.97	TX	3/XX/1998	3/XX/1998	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.

Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing
																						No	TNR Testing Not Required
347982515	XXXXXXXXXX	$57,369.04	TX	9/XX/1998	8/XX/1998	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date which is X month prior to consummation.  A lookback was performed to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Final TIL Estimated
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						No	TNR Testing Not Required
834784937	XXXXXXXXXX	$67,769.03	GA	7/XX/1997	6/XX/1997	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
594139029	XXXXXXXXXX	$78,544.49	LA			UTD	UTD UTD					D	D	D	D	D		Loan File - Incomplete Loan File. Security in the file, unable to run compliance.				UTD	Indeterminable
423809386	XXXXXXXXXX	$66,208.28	SC	10/XX/1997	9/XX/1997	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date which is X month prior to consummation.  A lookback was performed to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

Federal Compliance - Missing Initial Loan Application No Fees
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						No	TNR Testing Not Required
287534421	XXXXXXXXXX	$78,114.26	IN	7/XX/1997	6/XX/1997	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.
																		General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Disbursement Date Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
292968349	XXXXXXXXXX	$63,376.89	NM	9/XX/1998	7/XX/1998	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Unable to determine source of under-disclosure due to missing itemization of prepaid finance charges.
Federal Compliance - Missing Final HUD-1:  GFE Used For Fee Testing
																						No	TNR Testing Not Required
180240380	XXXXXXXXXX	$76,791.23	GA	7/XX/1997	6/XX/1997	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date which is X month prior to consummation.  A lookback was performed to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						No	TNR Testing Not Required
260709234	XXXXXXXXXX	$67,566.24	AL	2/XX/1998	1/XX/1998	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.

Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing
																						No	TNR Testing Not Required
766077952	XXXXXXXXXX	$86,026.02	TN	1/XX/1998	12/XX/1997	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.

Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing
																						No	TNR Testing Not Required
578164458	XXXXXXXXXX	$70,902.85	TN	3/XX/1998	2/XX/1998	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date which is X month prior to consummation.  A lookback was performed to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

Federal Compliance - Missing Initial Loan Application No Fees
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						No	TNR Testing Not Required
332106321	XXXXXXXXXX	$61,994.09	FL	4/XX/1998	3/XX/1998	Primary	Purchase					D	D	D	D	D		Loan File - Incomplete Loan File. Security and title in the file, unable to run compliance due to missing int rate on the note.				UTD	Indeterminable
450582497	XXXXXXXXXX	$91,124.73	GA	5/XX/1998	4/XX/1998	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.

Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing
																						No	TNR Testing Not Required
609895997	XXXXXXXXXX	$81,087.61	SC	9/XX/1998	8/XX/1998	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TIL Itemization did not disclose the attorney fee of $400 as a prepaid finance charge. General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
777572012	XXXXXXXXXX	$83,328.54	TX	8/XX/1998	7/XX/1998	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date which is X month prior to consummation.  A lookback was performed to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						No	TNR Testing Not Required
484739840	XXXXXXXXXX	$77,643.48	FL	1/XX/1998	12/XX/1997	UTD	UTD UTD					D	D	D	D	D		Loan File - Incomplete Loan File. Security in the file, unable to run compliance due to missing information on the note.				UTD	Indeterminable
722797813												D	D	D	D	D		Loan File - Incomplete Loan File. No compliance documents in the file, unable to run compliance tests.				UTD	Indeterminable
494184637	XXXXXXXXXX	$84,860.97	WA	2/XX/1998	1/XX/1998	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date which is X month prior to consummation.  A lookback was performed to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

Federal Compliance - Unable to locate handbook
Federal Compliance - Unable to locate disclosure.
Federal Compliance - Appraisal was not provided.
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						No	TNR Testing Not Required
763282950	XXXXXXXXXX	$93,449.46	FL	6/XX/1998	5/XX/1998	Primary	Purchase					D	D	D	D	D		Loan File - Incomplete Loan File. Security and Title in the file, unable to run compliance.				UTD	Indeterminable
275409080	XXXXXXXXXX	$87,977.45	AL	1/XX/1998	12/XX/1997	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.

Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing
																						No	TNR Testing Not Required
297495946	XXXXXXXXXX	$100,006.00	NC	9/XX/1997	8/XX/1997	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.

Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing
																						No	TNR Testing Not Required
488752587	XXXXXXXXXX	$95,033.00	FL	5/XX/1998	4/XX/1998	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date which is X month prior to consummation.  A lookback was performed to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						No	TNR Testing Not Required
633096933	XXXXXXXXXX	$89,893.01	FL	3/XX/1998	2/XX/1998	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date which is X month prior to consummation.  A lookback was performed to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

Federal Compliance - Missing Initial Loan Application No Fees
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						No	TNR Testing Not Required
389285341	XXXXXXXXXX	$93,476.90	GA	8/XX/1998	7/XX/1998	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date which is X month prior to consummation.  A lookback was performed to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						No	TNR Testing Not Required
431604161	XXXXXXXXXX	$118,775.65	TX	10/XX/1998	9/XX/1998	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date which is X month prior to consummation.  A lookback was performed to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						No	TNR Testing Not Required
922268451	XXXXXXXXXX	$104,035.33	IN	5/XX/1997	11/XX/1996	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - TIL itemization did not disclose a title closing settlement fee of $300 as a prepaid finance charge. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status					-
905741102	XXXXXXXXXX	$411,750.00	VA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
853458737	XXXXXXXXXX	$424,000.00	NC	6/XX/2007	5/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
835239114	XXXXXXXXXX	$312,000.00	NY	6/XX/2007								D	D	D	D	D		Loan File - File contains copy of note and servicing information, unable to run compliance				UTD	Indeterminable
563079895	XXXXXXXXXX	$392,000.00	NY	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
405690891	XXXXXXXXXX	$134,945.50	GA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing
																			SELLER - GENERAL COMMENT (2017-12-27): Final HUD not found	GENERAL COMMENT (2017-12-27): Final HUD not found		Yes	TR Indeterminable
890469079	XXXXXXXXXX	$220,899.00	LA	6/XX/2009	4/XX/2009	Primary	Purchase					A	A	A	A	A							-
940837118	XXXXXXXXXX	$159,600.00	AL	10/XX/2006	9/XX/2006	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
																		Federal Compliance - Missing initial 1003. Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test					-
967245538	XXXXXXXXXX	$54,914.99	PA	10/XX/2000	9/XX/2000	Primary	Refinance Rate/Term		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2000, prior to three (3) business days from transaction date of 10/XX/2000.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing					-
486677130	XXXXXXXXXX	$34,890.69	KY	6/XX/2000	5/XX/2000	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/1999.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2000, prior to three (3) business days from transaction date of 06/XX/2000.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing					-
626475409	XXXXXXXXXX	$30,924.64	TN	2/XX/2000	2/XX/2000	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2000, prior to three (3) business days from transaction date of 02/XX/2000.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing					-
590306111	XXXXXXXXXX	$51,215.67	OH	6/XX/2005	5/XX/2005	Investment	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
523972885	XXXXXXXXXX	$52,460.84	PA	10/XX/2003	9/XX/2003	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
441906000	XXXXXXXXXX	$24,580.00	GA	2/XX/2007	1/XX/2007	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

Federal Compliance - FACTA Disclosure Missing
Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2018-05-10): Received HUD. SELLER - GENERAL COMMENT (2018-05-10): Received HUD. Same HUD as before unsigned or stamped final, so exception will remain.	GENERAL COMMENT (2018-05-10): Received HUD. GENERAL COMMENT (2018-05-10): Received HUD. Same HUD as before unsigned or stamped final, so exception will remain.		Yes	TR HUD Deficiency
117223186	XXXXXXXXXX	$28,000.00	FL	4/XX/1983	3/XX/1983	Primary	Purchase		[C] Application / Processing - Valuation Error: Appraiser certification was not provided in valuation report.: Valuation Type: Appraisal / Valuation Report Date: <empty> [C] General Appraisal Requirements - Valuation Error: Appraiser's state certification or license number not provided.: Valuation Type: Appraisal / Valuation Report Date: <empty>			B	B	B	B	B		Federal Compliance - ARM Disclosure Status Federal Compliance - CHARM Booklet Disclosure Status Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
511736186	XXXXXXXXXX	$38,666.25	KS	10/XX/2000	9/XX/2000	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.	Federal Compliance - Disbursement Date Missing					-
850334809	XXXXXXXXXX	$102,155.60	VA	9/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[B] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
																		State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice) Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test					-
344954469	XXXXXXXXXX	$52,345.00	GA	10/XX/1993	9/XX/1993	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1993 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/1993.
[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - TIL APR Tolerance Irregular Transaction Federal Compliance - Under disclosure due to $XX Origination fee, $XX Closing fee, $XX Courier fee and another Courier fee of $XX all showing as prepaid finance charges on FHUD, while the TIL itemization of prepaid finance charges does not show any fees applied to finance charges. Federal Compliance - Missing Initial Loan Application Test					-
526849528	XXXXXXXXXX	$85,693.55	OH	4/XX/1998	4/XX/1998	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1998 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/1998.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Unable to determine underdisclosure as the file is missing the itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
467929903	XXXXXXXXXX	$88,322.48	SC	11/XX/2008	10/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2008.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
																		State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
767107721	XXXXXXXXXX	$41,283.32	TN	1/XX/2010	12/XX/2009	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2009.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2010, prior to three (3) business days from transaction date of 01/XX/2010.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Federal HPML 2009 Non Compliant
																							FHPML - NC
485378658	XXXXXXXXXX	$55,000.00	KS	3/XX/2007	2/XX/2007	Primary	Refinance Rate/Term					A	A	A	A	A							-
300827291	XXXXXXXXXX	$650,000.00	NY	9/XX/2007	8/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test					-
254759807	XXXXXXXXXX	$44,701.01	MS	8/XX/2003	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - Missing Initial Loan Application Test					-
438342019	XXXXXXXXXX	$45,000.00	PA	11/XX/2000	11/XX/2000	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
940606594	XXXXXXXXXX	$296,000.00	MD	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B		State Compliance - 6% late charge violates the maximum of 5% per the state of Maryland Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing State Compliance - Maryland Late Charge Percent and Amount Testing State Compliance - Maryland Late Charge Grace Period Testing Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
216345228	XXXXXXXXXX	$137,405.00	NC	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D		Miscellaneous Compliance - Missing GFE. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing				Yes	TR Indeterminable
652100786	XXXXXXXXXX	$195,000.00	NJ	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
917357468	XXXXXXXXXX	$270,900.00	CA	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Application / Processing - Missing Lender's initial 1003. Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - Initial GFE not provided.					-
515643514	XXXXXXXXXX	$93,900.00	NY	10/XX/1995	8/XX/1995	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine due to missing final TIL itemization.					-
113090662	XXXXXXXXXX	$90,000.00	AZ	4/XX/2008	2/XX/2008	Second Home	Refinance Cash-out - Other					D	D	D	D	D	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
Federal Compliance - Under disclosure due to fees charged differ from the fees disclosed as finance fees.  Unable to determine fees disclosed due to missing itemization to amount financed.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing

REVIEWER - GENERAL COMMENT (2018-08-27): Under disclosure due to fees charged differ from the fees disclosed as finance fees.  Unable to determine fees disclosed due to missing itemization to amount financed.
																						No	TNR Testing Not Required
645445750	XXXXXXXXXX	$137,750.00	WA	10/XX/2003	9/XX/2003	Primary	Purchase					B	B	B	B	B		Federal Compliance - Missing Initial Loan Application Test					-
398899827	XXXXXXXXXX	$121,500.00	OH	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
675796875	XXXXXXXXXX	$82,850.00	NC	10/XX/2005	10/XX/2005	Primary	Refinance Rate/Term					A	A	A	A	A							-
219882210	XXXXXXXXXX	$146,400.00	FL	6/XX/2006	5/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
932397133	XXXXXXXXXX	$167,000.00	MO	11/XX/1994	8/XX/1994	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - Final TIL Estimated Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
951127802	XXXXXXXXXX	$359,649.00	IL	9/XX/2005	6/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.					-
184347023	XXXXXXXXXX	$75,600.00	AZ	1/XX/1994	9/XX/1993	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - Final TIL Finance Charge Under Disclosed					-
980587804	XXXXXXXXXX	$65,100.00	SC	5/XX/2002	4/XX/2002	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2001. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - TIL itemization did not disclose a closing fee of $XX and an admin fee of $XX as prepaid finance charge. Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
137694514	XXXXXXXXXX	$62,400.00	PR	9/XX/1995	7/XX/1995	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine cause of underdisclosure without Itemization of Amount Financed in the file.					-
491057893	XXXXXXXXXX	$209,812.00	PR	1/XX/2003	12/XX/2002	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - TIL itemization did not disclose a flood cert fee of $XX attorney fee of $XX and a recording service fee of $XX as prepaid finance charges.					-
704833570	XXXXXXXXXX	$179,000.00	PR	4/XX/2003	3/XX/2003	Primary	Purchase					A	A	A	A	A							-
956173479	XXXXXXXXXX	$73,800.00	PR	4/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125% Federal Compliance - Missing Initial Loan Application Test					-
995212418	XXXXXXXXXX	$206,873.94	NJ	3/XX/2004	1/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
674293333	XXXXXXXXXX	$92,000.00	PR	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test					-
988564614	XXXXXXXXXX	$160,000.00	PR	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - Federal FACTA Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
390803742	XXXXXXXXXX	$204,000.00	TX	12/XX/2008	11/XX/2008	Primary	Refinance Rate/Term					B	B	B	B	B		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test					-
459665571	XXXXXXXXXX	$109,911.09	MA	4/XX/2003	3/XX/2003	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - 5% late charge exceeds 3% maximum per state (MA). Federal Compliance - Disbursement Date Missing					-
455603296	XXXXXXXXXX	$94,870.36	NJ	11/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Payoff Statement Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
651894222	XXXXXXXXXX	$145,000.00	PR	1/XX/2007	1/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
960817393	XXXXXXXXXX	$90,000.00	OH	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B		State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis) State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided) State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender) Federal Compliance - Missing Initial Loan Application Test					-
488521698	XXXXXXXXXX	$624,050.00	CA	12/XX/2004	11/XX/2004	Primary	Refinance Rate/Term					B	B	B	B	B		Federal Compliance - TILA - Final TIL Missing Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test					-
456061885	XXXXXXXXXX	$200,000.00	PR	6/XX/2005	4/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Final TIL Finance Charge Under Disclosed					-
962574173	XXXXXXXXXX	$55,000.00	PR	11/XX/1993	9/XX/1993	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Disbursement Date Missing Federal Compliance - Due to both Finance charge variance $XX - Payment Variance $XX					-
800306283	XXXXXXXXXX	$328,000.00	PR	2/XX/1994	12/XX/1993	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Fees entered in incorrect section of HUD. Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi					-
862836592	XXXXXXXXXX	$88,400.00	PR	4/XX/1994	2/XX/1994	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.					-
167504878	XXXXXXXXXX	$459,500.00	PR	2/XX/1999	2/XX/1999	Primary	Refinance Cash-out - Other					A	A	A	A	A							-
567852877	XXXXXXXXXX	$39,250.00	PR	12/XX/1995	11/XX/1995	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1995 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/1995.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																			REVIEWER - GENERAL COMMENT (2018-11-16): Not Found XXXX XXXX - material compliance exceptions 111418 SELLER - GENERAL COMMENT (2018-11-16): Not Found XXXX XXXX - material compliance exceptions 111418	GENERAL COMMENT (2018-11-16): Not Found FK XXX - material compliance exceptions 111418		No	TNR Testing Not Required
164644914	XXXXXXXXXX	$80,000.00	PR	8/XX/1999	6/XX/1999	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
544687421	XXXXXXXXXX	$124,936.00	PR	5/XX/2000	4/XX/2000	Primary	Purchase			The Final 1003 is missing.		B	B	B	B	B	[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Under disclosure appears to be related to TIL disclosed payment stream vs actual. It is noted that the variance between the TIL Itemization finance charge and actual finance charge reflected on HUD is $XX The TIL Itemization finance charge calculation did not include the $XX LOL Flood Cert fee. Federal Compliance - TIL APR Tolerance Irregular Transaction					-
867846221	XXXXXXXXXX	$64,000.00	PR	7/XX/2001	6/XX/2001	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to locate the reason for the under disclosure due to missing the TIL Itemization of amount financed, Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi					-
626620481	XXXXXXXXXX	$66,900.00	PR	3/XX/2002	10/XX/2001	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - TIL Itemization discloses prepaid finance charges of $XX while HUD reflects $XX There was no further breakdown of the itemization of amount of prepaid finance charge amounts.					-
796472585	XXXXXXXXXX	$251,750.00	PR	8/XX/2002	6/XX/2002	Second Home	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125% Federal Compliance - Disbursement Date Missing					-
148276223	XXXXXXXXXX	$174,700.00	PR	10/XX/2002	7/XX/2002	Primary	Purchase					A	A	A	A	A							-
991144432	XXXXXXXXXX	$160,000.00	PR	12/XX/2002	11/XX/2002	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Unable to determine reason for under-disclosure due to missing Itemization of Amount Financed.					-
100544396	XXXXXXXXXX	$190,200.00	PR	11/XX/2002	9/XX/2002	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - TIL Itemization Finance Charge calculation included non-finance charges $XX appraisal, $XX credit report, but did not include $XX attorney fee, and $XX flood cert fee. Variance reconciles to $XX					-
553909027	XXXXXXXXXX	$220,000.00	PR	1/XX/2003	11/XX/2002	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Per Itemization of Amount Financed in file (D0062), Lender did not include the $1600 Attorney Fee (closer) in the finance charge.					-
532268904	XXXXXXXXXX	$156,400.00	PR	12/XX/2002	12/XX/2002	Investment	Refinance Cash-out - Other					A	A	A	A	A							-
723795160	XXXXXXXXXX	$128,000.00	PR	1/XX/2003	1/XX/2003	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2003, prior to three (3) business days from transaction date of 01/XX/2003.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Disbursement Date Missing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date					-
166653424	XXXXXXXXXX	$77,600.00	PR	3/XX/2003	1/XX/2003	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine the reason for the under disclosure due to loan file missing itemization of finance charges					-
504473013	XXXXXXXXXX	$250,000.00	PR	2/XX/2003	1/XX/2003	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2003, prior to three (3) business days from transaction date of 02/XX/2003.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Unable to determine cause of underdisclosure without Itemization of Amount Financed in the file. Federal Compliance - Disbursement Date Missing					-
599414975	XXXXXXXXXX	$100,000.00	PR	2/XX/2003	12/XX/2002	Second Home	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - The TIL itemization did not disclose an attorney/closing fee of $XX and flood cert fee of $XX as a prepaid finance charges.					-
598590145	XXXXXXXXXX	$256,500.00	PR	6/XX/2003	5/XX/2003	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - TIL itemization did not disclose an Attorney (settlement) fee of $XX Flood cert fee of $XX Tax Service fee of $XX as prepaid finance charge Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - Missing Initial Loan Application Test					-
862351653	XXXXXXXXXX	$179,000.00	PR	6/XX/2003	5/XX/2003	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Under-disclosure is due to Attorney Fee of $XX and Flood Cert Fee of $XX not included in prepaid finance charges on Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
346243363	XXXXXXXXXX	$99,900.00	PR	9/XX/2003	8/XX/2003	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three (3) business days from transaction date of 09/XX/2003.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125% Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Disbursement Date Missing					-
513049833	XXXXXXXXXX	$80,000.00	PR	10/XX/2003	9/XX/2003	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine source of under-disclosure due to missing itemization of prepaid finance charge. Federal Compliance - Missing Initial Loan Application Test					-
941224126	XXXXXXXXXX	$260,000.00	PR	11/XX/2003	10/XX/2003	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - All fees have been checked and verified per HUD-1, unable to determine reason for under disclosure due to missing final TIl itemization Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%					-
333029722	XXXXXXXXXX	$125,000.00	PR	10/XX/2003	9/XX/2003	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - TIL Itemization finance charge calculation did not include $XX attorney fee, $XX LOL flood certification fee, and $XX recording service fee. Variances reconcile to $XX Federal Compliance - Missing Initial Loan Application Test					-
797515525	XXXXXXXXXX	$400,000.00	PR	8/XX/2003	7/XX/2003	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Underdisclosure is due to the following fees not being included in the Itemization of Amount Financed: $XX Flood Cert Fee, $XX Tax Service Fee, $XX Title Courier Fee, $XX Underwriting Fee and $XX Wire/funding disbursement Fee. Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date					-
280747638	XXXXXXXXXX	$145,500.00	PR	11/XX/2003	10/XX/2003	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TIL Itemization only disclosed origination charges in the amount of $XX and final HUD reflects $XX					-
412669995	XXXXXXXXXX	$72,000.00	PR	12/XX/2003	12/XX/2003	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - TIL Itemization only disclosed origination charges in the amount of $ $XX and final HUD reflects $XX					-
289148643	XXXXXXXXXX	$137,100.00	PR	1/XX/2004	11/XX/2003	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - TIL itemization did not disclose an attorney fee of $XX and flood cert fee of $XX as prepaid finance charges.					-
553472260	XXXXXXXXXX	$485,000.00	PR	1/XX/2004	1/XX/2004	Primary	Purchase					A	A	A	A	A							-
907978545	XXXXXXXXXX	$294,500.00	PR	3/XX/2004	2/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004.
																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Unable to determine exact reason for underdisclosure due to missing Itemization of Amount Financed.					-
120616787	XXXXXXXXXX	$152,100.00	PR	1/XX/2004	1/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Lender did not include any of title or recording fees as finance charges.					-
539600004	XXXXXXXXXX	$412,920.00	PR	4/XX/2004	3/XX/2004	Primary	Purchase			Missing Final 1003 Loan Application		B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine source of under-disclosure due to missing itemization of the prepaid finance charges.					-
158108444	XXXXXXXXXX	$112,500.00	PR	4/XX/2004	4/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Unable to determine under disclosure. Itemization of finance charge was not provided. Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125% Federal Compliance - Right of Rescission Timing - Receipt Date Missing Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
698582919	XXXXXXXXXX	$100,000.00	PR	8/XX/2004	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/XX/2004.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - TIL itemization not provided, unable to reconcile variance. Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125% Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test					-
721536355	XXXXXXXXXX	$121,250.00	PR	6/XX/2004	4/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Itemization of amount financed not provided to compare fees. Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%					-
168142869	XXXXXXXXXX	$181,500.00	PR	6/XX/2004	5/XX/2004	Primary	Purchase					B	B	B	B	B		Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test					-
458722350	XXXXXXXXXX	$110,700.00	PR	7/XX/2004	7/XX/2004	Primary	Purchase					A	A	A	A	A							-
328568253	XXXXXXXXXX	$270,000.00	PR	8/XX/2004	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Under disclosure is due to the following fees, included on the HUD, which were not included in pre-paid finance calculations: $XX appraisal fee to third party, $XX credit report fee to third party and county property taxes of $XX Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date					-
644616507	XXXXXXXXXX	$96,000.00	PR	10/XX/2004	9/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Finance Charges. Federal Compliance - Unable to determine under disclosure due to missing Itemization of Finance Charges.					-
277900324	XXXXXXXXXX	$223,250.00	PR	10/XX/2004	10/XX/2004	Primary	Purchase					B	B	B	B	B		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - ARM Disclosure Compliant					-
403660587	XXXXXXXXXX	$333,000.00	PR	12/XX/2004	12/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - All fees have been checked and verified per HUD-1, unable to determine reason for under disclosure due to missing final TIl itemization Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125% Federal Compliance - FACTA Disclosure Missing					-
512263209	XXXXXXXXXX	$342,200.00	PR	4/XX/2005	3/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine reason for under disclosure due to missing Final TIL itemization					-
109231247	XXXXXXXXXX	$185,000.00	PR	3/XX/2005	3/XX/2005	Primary	Purchase					A	A	A	A	A							-
664487773	XXXXXXXXXX	$174,400.00	PR	12/XX/2002	11/XX/2002	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125% Federal Compliance - Unable to determine source of under-disclosure due to missing itemization of the prepaid finance charge. Federal Compliance - Missing Initial Loan Application Test					-
321009812	XXXXXXXXXX	$145,000.00	CO	4/XX/2004	3/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
445957561	XXXXXXXXXX	$82,500.00	PR	8/XX/2005	7/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Missing itemization. Confirmed fees on HUD. Unable to determine reason for under disclosure without itemization. Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
678984061	XXXXXXXXXX	$275,000.00	PR	11/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - Unable to determine under disclosure due to missing Itemization of Finance Charges. Federal Compliance - Unable to determine under disclosure due to missing Itemization of Finance Charges. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
667462846	XXXXXXXXXX	$332,500.00	PR	1/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
662158488	XXXXXXXXXX	$78,000.00	PR	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
132347438	XXXXXXXXXX	$100,000.00	PR	5/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing documentation to indicate which index was used at closing for TIL calculations. Minimum index rate used in lookback period.					-
335335694	XXXXXXXXXX	$66,300.00	PR	2/XX/2004	1/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Finance Charges. Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi					-
569928253	XXXXXXXXXX	$128,000.00	PR	7/XX/2004	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - TIL itemization did not disclose an Attorney fee of $XX as prepaid finance charge. Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date					-
103184094	XXXXXXXXXX	$45,000.00	PR	5/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Unable to determine under disclosure. Itemization of finance charge was not provided.					-
213072445	XXXXXXXXXX	$187,000.00	PR	7/XX/2005	6/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. Federal Compliance - FACTA Disclosure Missing					-
964156007	XXXXXXXXXX	$209,000.00	ND	9/XX/1996	8/XX/1996	UTD	UTD UTD					D	D	D	D	D
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.

State Compliance - Late charge not allowed per state (ND) - max late charge for ND is the lesser of $15 or 15% of the missed payment - note states 6%.
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						UTD	Indeterminable
128165189	XXXXXXXXXX	$139,900.00	TX	9/XX/2006	8/XX/2006	Primary	Purchase					A	A	A	A	A							-
285695929	XXXXXXXXXX	$235,505.00	VA	11/XX/2006	11/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing					-
968238180	XXXXXXXXXX	$150,000.00	NY	7/XX/2003	6/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. State Compliance - Late charge of 5% exceeds maximum of 2% per NY State. State Compliance - Grace period of 10 days exceeds minimum of 15 days per NY State. Federal Compliance - Missing Initial Loan Application Test					-
549690678	XXXXXXXXXX	$200,000.00	NY	12/XX/2005	11/XX/2005	Primary	UTD UTD			No evidence of Preliminary or Final Title in file.		D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Right to cancel not provided.
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right to Cancel Missing
State Compliance - The greater of $10 or 5% late charge reflected on subject HELOC agreement exceeds 2% maximum for the state of NY.
State Compliance - 10 day grace period reflected on the subject HELOC agreement does not meet minimum of 15 days for the state of NY.
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																			REVIEWER - GENERAL COMMENT (2019-01-11): HELOC Agreement does not include Costs and Fees at Account opening. Condition remains.			UTD	Indeterminable
835963188	XXXXXXXXXX	$200,000.00	NY	6/XX/2006	5/XX/2006	Primary	Refinance UTD			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
Federal Compliance - Right to cancel not provided.
Federal Compliance - Notice of Right to Cancel Missing
State Compliance - 5% late charge exceeds 2% maximum per state (NY).
State Compliance - 10 day grace period is less than 15 day minimum per state (NY).
Federal Compliance - Disbursement Date Missing
																							-
556684895	XXXXXXXXXX	$91,920.00	GA	1/XX/2005	1/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test					-
884862126	XXXXXXXXXX	$210,000.00	NJ	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
																		Federal Compliance - FACTA Disclosure Missing Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test					-
860556236	XXXXXXXXXX	$209,150.00	GA	3/XX/2006	3/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status					-
944355002	XXXXXXXXXX	$226,000.00	MA	7/XX/2005	6/XX/2005	Second Home	Purchase					A	A	A	A	A							-
609507516	XXXXXXXXXX	$3,575,000.00	CA	4/XX/2008	2/XX/2008	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Unable to determine the reason for the under disclosure due to missing Itemization of Amount Financed. Federal Compliance - TIL APR Tolerance Irregular Transaction Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	REVIEWER - GENERAL COMMENT (2019-02-20): Disclosure is present in file but we are not able to determine if it was received by the borrower.				-
479295244	XXXXXXXXXX	$88,800.00	CA	12/XX/1992	11/XX/1992	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1992 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/1992.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - TIL itemization did not disclose a settlement / closing fee of $643 and a sub escrow fee for $100 and under disclosed the prepaid interest fee by $39.22 as prepaid finance charge. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
496860467	XXXXXXXXXX	$213,712.79	NY	9/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) State Compliance - Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5% Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
798787483	XXXXXXXXXX	$63,050.00	SC	8/XX/1999	7/XX/1999	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/1999.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
244030313	XXXXXXXXXX	$74,070.00	KY	12/XX/1999	11/XX/1999	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/1999.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/1999, prior to three (3) business days from transaction date of 12/XX/1999.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
958755764	XXXXXXXXXX	$67,500.00	TX	4/XX/1997	3/XX/1997	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing					-
120386244	XXXXXXXXXX	$100,885.60	DC	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
529134088	XXXXXXXXXX	$208,864.71	LA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Disbursement Date Missing					-
226127207	XXXXXXXXXX	$195,344.83	VA	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[B] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty:  Prepayment penalty not permissible by state law.

Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
State Compliance - Virginia Prepayment Penalty
Federal Compliance - Property Type Not Provided
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																							-
291200612	XXXXXXXXXX	$221,250.00	CA	4/XX/1998	4/XX/1998	Primary	Refinance Rate/Term					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1998 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/1997.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	TR HUD Deficiency
245298804	XXXXXXXXXX	$146,437.03	NC	6/XX/1999	6/XX/1999	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Itemization did not include $225 Closing fee and $25 Courier fee as prepaid finance charges.					-
926184694		$89,127.63	OR	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					C	C	C	C	C
[C] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[C] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - (Missing Data) Property Type
Federal Compliance - (Missing Data) Number of Units
																							Indeterminable
782365447	XXXXXXXXXX	$203,960.01	TX	5/XX/2009	4/XX/2009	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing					-
251821522	XXXXXXXXXX	$74,660.05	IL	5/XX/2008	4/XX/2008	UTD	Refinance UTD					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
874993968	XXXXXXXXXX	$88,263.68	LA	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
																		Federal Compliance - Disbursement Date Missing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
442375337	XXXXXXXXXX	$52,200.00	TX	12/XX/1997	11/XX/1997	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1997 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - 5 day grace period less than 10 day minimum per state (TX)
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Missing Initial Loan Application No Fees
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						No	TNR Testing Not Required
799789920	XXXXXXXXXX	$34,000.00	TX	1/XX/2001	12/XX/2000	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2000.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Disbursement Date Missing					-
414413058	XXXXXXXXXX	$42,500.00	OK	10/XX/2001	10/XX/2001	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing					-
153976712	XXXXXXXXXX	$44,452.62	KY	1/XX/2002	11/XX/2001	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2002, prior to three (3) business days from transaction date of 01/XX/2002.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing					-
313126311	XXXXXXXXXX	$60,000.00	TX	9/XX/1997	8/XX/1997	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing					-
671487801	XXXXXXXXXX	$54,000.00	TX	1/XX/1998	12/XX/1997	UTD	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1997 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						No	TNR Testing Not Required
204376280	XXXXXXXXXX	$45,000.00	TX	3/XX/1999	2/XX/1999	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/1998. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
423698750	XXXXXXXXXX	$76,050.00	AL	8/XX/2002	8/XX/2002	Primary	Refinance Cash-out - Other					A	A	A	A	A							-
997363963	XXXXXXXXXX	$108,035.69	MA	12/XX/2004	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004. [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - Missing Initial Loan Application Test Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties					-
218571196	XXXXXXXXXX	$404,000.00	NY	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
248738644	XXXXXXXXXX	$411,000.00	NJ	12/XX/2007	11/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Federal FACTA Disclosure Timing Test					-
517384735	XXXXXXXXXX	$74,250.00	MS	7/XX/2003	5/XX/2003	Investment	Purchase					B	B	B	B	B	[B] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	Federal Compliance - Discrepancy in Occupancy does not have high cost implications. Testing loan as primary residence does not result in high cost findings.	REVIEWER - GENERAL COMMENT (2019-03-19): Tested as primary with no high-cost exceptions present. Downgraded to EV2-B accordingly.				-
574946839	XXXXXXXXXX	$384,000.00	NY	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - ARM Disclosure Status Federal Compliance - Federal FACTA Disclosure Timing Test					-
568283785	XXXXXXXXXX	$417,000.00	CA	4/XX/2008	3/XX/2008	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - ARM Disclosure Status Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - FACTA Disclosure Missing					-
520516931	XXXXXXXXXX	$60,300.00	MO	7/XX/2001	6/XX/2001	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2001. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
658465941	XXXXXXXXXX	$417,000.00	NY	10/XX/2007	10/XX/2007	Second Home	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
655101558	XXXXXXXXXX	$71,500.00	PA	9/XX/1999	8/XX/1999	Primary	UTD UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1999 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						UTD	Indeterminable
192739969	XXXXXXXXXX	$1,232,000.00	CA	10/XX/2017	9/XX/2017	Primary	Refinance Cash-out - Other	Safe Harbor QM		Mortgagee clause reflects previous lender.		C	C	C	C	C
[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[C] Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: Unable to test LO company NMLS license due to missing information.
[C] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Unable to test Loan Originator license due to missing information.
[C] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Unable to test Individual Loan Originator license status due to missing information.
[C] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Unable to test LO company status due to missing information.
[B] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[B] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2017 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2017.
[B] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $22,645.88 on Final Closing Disclosure provided on 09/XX/2017 not accurate. (Final/XX/28/2017)
[B] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/28/2017)
[B] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-12.95  is less than amount of binding Lender Credit previously disclosed in the amount of $-3,711.00. (9300)
[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,498.50 exceeds tolerance of $1,140.00 plus 10% or $1,254.00.  Insufficient or no cure was provided to the borrower. (0)
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire.  Fee Amount of $225.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75215)
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $16,940.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - An incorrect amount for the Annual Insurance Premium was used by the investor ($929.04).  Per the documentation provided, the premium is $1,004.15.  Calculated actual property costs are $22,721.03.  Amount disclosed on consumer's final CD is $22,645.88.  The difference of $75.15 is the approximate difference between the 2 premium values (1004.15 - 929.04 = $75.11)
Federal Compliance - Unable to test due to missing Creditor Application Date.
Federal Compliance - No documentation of the Creditor Application Date is provided.
Federal Compliance - Employment history is documented, however, tax returns documenting the Schedule C income are not signed/dated.  Tax transcripts are provided in the images.
Federal Compliance - Fee was added and no valid change of circumstance is provided.  There are several letters in the images, however, the letters only state that a fee has changed and does not give a valid reason for the fee change.  No tolerance cure was provided to address the tolerance violation.
Federal Compliance - Fee was added increased several times and no valid change of circumstance is provided.  There are several letters in the images, however, the letters only state that a fee has changed and does not give a valid reason for the fee change.  No tolerance cure was provided to address the tolerance violation.
Federal Compliance - No tolerance cure was provided to address the tolerance violations and no valid change of circumstance is documented.
Federal Compliance - Lender credit decreased and no valid change of circumstance is provided.  There are several letters in the images, however, the letters only state that a fee has changed and does not give a valid reason for the fee change.
Federal Compliance - No tolerance cure was provided to address the tolerance violations.
Federal Compliance - No definitive documentation regarding rate lock date(s) is provided.
Federal Compliance - No documentation provided to evidence delivery of the appraisal to the consumer.
Federal Compliance - Temporary SHQM is the expected result. Due Diligence Loan Designation is Safe Harbor QM.
Federal Compliance - Unable to test due to missing Creditor Application Date.
Federal Compliance - Unable to test due to missing Creditor Application Date.
Federal Compliance - Unable to test due to missing Creditor Application Date.
Federal Compliance - Unable to test due to missing Creditor Application Date.
																			REVIEWER - GENERAL COMMENT (2019-05-15): Updated from: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX)				TILA SOL Not Expired
451144022	XXXXXXXXXX	$332,373.00	NJ	8/XX/2007	6/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FHA Case Number Assignment Date Missing					-
895379713	XXXXXXXXXX	$109,580.42	OH	8/XX/2008	6/XX/2008	Primary	Purchase					B	B	B	B	B
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																		State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided) State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
249002843	XXXXXXXXXX	$377,044.00	NJ	8/XX/2009	6/XX/2009	Primary	Purchase					B	B	B	B	B		Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
234970681	XXXXXXXXXX	$163,940.00	NC	4/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other					A	A	A	A	A							-
616255676	XXXXXXXXXX	$94,529.17	FL	4/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B		Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
207918811	XXXXXXXXXX	$76,165.53	LA	7/XX/2008	6/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B		Miscellaneous Compliance - Initial TIL not provided					-
801108809	XXXXXXXXXX	$56,445.57	PA	12/XX/2008	11/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
346894786	XXXXXXXXXX	$57,353.10	KS	6/XX/2008	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
363075493	XXXXXXXXXX	$67,060.58	NC	11/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 month(s) prior to consummation. A X month lookback was used to determine this application date. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Initial Loan Application Status Test					-
199295836	XXXXXXXXXX	$190,500.00	FL	2/XX/2004	1/XX/2004	Second Home	Purchase					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
442073577	XXXXXXXXXX	$53,513.59	WI	9/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[B] State Compliance - Wisconsin Prepayment Penalty: Wisconsin Prepayment Penalty:  First lien loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - PPP term expired. The lender (XXX) may receive an amount not exceeding 60 days' interest at the loan rate on the amount by which the sum of principal repayments for a 12-month period exceeds 20% of the original amount of the loan. Note states prepayment penalty of 3% of balance.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
																							-
555475684	XXXXXXXXXX	$127,500.00	WA	3/XX/1993	2/XX/1993	Primary	Refinance Cash-out - Debt Consolidation			JW		B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - TIL itemization did not disclose the $XX settlement fee as a prepaid finance charge. Federal Compliance - Notice of Right to Cancel Missing					-
561787176	XXXXXXXXXX	$66,400.00	TX	6/XX/1990	5/XX/1990	Investment	Purchase					A	A	A	A	A							-
724653230	XXXXXXXXXX	$78,000.00	VA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.

State Compliance - Virginia Tangible Net Benefit Test
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
573921303	XXXXXXXXXX	$50,000.00	NJ	4/XX/2003	3/XX/2003	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
351378342	XXXXXXXXXX	$17,128.00	PA	11/XX/2007	10/XX/2007	Investment	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
																		Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. State Compliance - Grace period not allowed per state (PA) - min grace period for PA is 15 days - note states 10 days Federal Compliance - Disbursement Date Missing					-
491094287	XXXXXXXXXX	$50,000.00	MD	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - Notice of Right to Cancel Missing State Compliance - 10 day grace period is less than 15 day minimum per state (MD.) Federal Compliance - Missing Initial Loan Application Test					-
814218507	XXXXXXXXXX	$95,000.00	CA	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Property Type Not Provided Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
997422919	XXXXXXXXXX	$80,000.00	FL	5/XX/2000	4/XX/2000	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
890654385	XXXXXXXXXX	$100,000.00	FL	2/XX/2008	1/XX/2008	Investment	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Property Type Not Provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
159359365	XXXXXXXXXX	$109,680.00	FL	11/XX/2007	10/XX/2007	Investment	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																		Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
776809543	XXXXXXXXXX	$25,000.00	FL	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
789126925	XXXXXXXXXX	$100,000.00	FL	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Property Type Not Provided Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
115511686	XXXXXXXXXX				10/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	D		Loan File - Incomplete Loan File. Security in the file, unable to run compliance.				UTD	Indeterminable
245494120	XXXXXXXXXX	$180,000.00	FL	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
483753800	XXXXXXXXXX	$187,500.00	FL	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
233859527	XXXXXXXXXX	$121,000.00	AZ	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Disbursement Date Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
652531023	XXXXXXXXXX	$52,900.00	SC	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
337853462	XXXXXXXXXX	$391,000.00	VA	7/XX/2008	6/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three (3) business days from transaction date of 07/XX/2008.
[B] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - Virginia Tangible Net Benefit Test
Federal Compliance - Property Type Not Provided
Federal Compliance - Disbursement Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
878099621	XXXXXXXXXX	$30,000.00	VA	2/XX/2007	1/XX/2007	UTD	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
883984395	XXXXXXXXXX	$200,000.00	VA	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Disbursement Date Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
700769330	XXXXXXXXXX	$97,000.00	VA	10/XX/2004	9/XX/2004	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Property Type Not Provided
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
136726412	XXXXXXXXXX	$40,000.00	OK	8/XX/2007	7/XX/2007	Investment	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Disbursement Date Missing Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
858212610	XXXXXXXXXX	$500,000.00	FL	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien					-
780923354	XXXXXXXXXX	$45,000.00	KS	11/XX/2007	10/XX/2007	Investment	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title.		B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
686010254	XXXXXXXXXX	$142,200.00	NC	2/XX/2008	2/XX/2008	Primary	Refinance Rate/Term					C	C	C	C	C
[C] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - North Carolina First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
State Compliance - 5% late charge is greater than 4% maximum per state (NC).
State Compliance - 10 day grace period is less than 15 days per state (NC).
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - North Carolina CHL Tangible Net Benefit Test
																							State - NC
881724263	XXXXXXXXXX	$205,000.00	MA	9/XX/2003	8/XX/2003	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing					-
743616895	XXXXXXXXXX	$25,000.00	CT	9/XX/2008	8/XX/2008	UTD	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008.

Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
394465532	XXXXXXXXXX	$250,000.00	CT	8/XX/2008	7/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
354961499	XXXXXXXXXX	$340,000.00	CT	5/XX/2008	4/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
721171446	XXXXXXXXXX	$93,600.00	NH	1/XX/2008	12/XX/2007	UTD	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
846261854	XXXXXXXXXX	$200,000.00	CT	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
759030461	XXXXXXXXXX	$300,000.00	CT	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
916591129	XXXXXXXXXX	$347,800.00	CT	7/XX/2002	6/XX/2002	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
438914496	XXXXXXXXXX	$730,000.00	CT	8/XX/1999	8/XX/1999	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty:  Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing State Compliance - Connecticut Prepayment Penalty Test					-
841642426	XXXXXXXXXX	$120,000.00	CA	12/XX/2003	11/XX/2003	UTD	Refinance Cash-out - Other					B	B	B	B	B
[B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		State Compliance - California Primary Residence Late Charge Percent Testing Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
564997557	XXXXXXXXXX	$25,000.00	RI	3/XX/2002	2/XX/2002	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] State Compliance - Rhode Island Prepayment Penalty Non-Purchase Test: Rhode Island Prepayment Penalty:  Non-purchase loan contains a prepayment penalty which was not disclosed to the borrower in writing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - Notice of Right to Cancel Missing State Compliance - Rhode Island Prepayment Penalty Non-Purchase Test Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - HELOC Brochure Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
522760706	XXXXXXXXXX	$300,000.00	NJ	8/XX/2006	7/XX/2006	UTD	Refinance Cash-out - Other					C	C	C	C	C
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - 10 day grace period is less than the 15 days per state (NJ).
																							Late Charge
556312214	XXXXXXXXXX	$100,000.00	NJ	3/XX/2006	2/XX/2006	Investment	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
620611730	XXXXXXXXXX	$160,000.00	NJ	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - FACTA Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - 10 day grace period is less than 15 day minimum per state (NJ.)
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						Yes	TR Indeterminable (UAL State)
274991563	XXXXXXXXXX	$30,000.00	NJ	10/XX/2003	9/XX/2003	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - Notice of Right to Cancel Missing State Compliance - New Jersey Prepayment Penalty Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - HELOC Brochure Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
974380518	XXXXXXXXXX	$50,000.00	NJ	8/XX/2001	7/XX/2001	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Disbursement Date Missing Federal Compliance - Notice of Right to Cancel Missing State Compliance - New Jersey Prepayment Penalty Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
199755798	XXXXXXXXXX	$155,000.00	PA	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing State Compliance - Grace period not allowed for Banks only per state (PA) - min grace period for PA is 15 days - note states 10 days Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
801743950	XXXXXXXXXX	$117,900.00	PA	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi State Compliance - 10 day grace period is less than 15 day minimum per state (PA.) Federal Compliance - Missing Initial Loan Application Test					-
173500752	XXXXXXXXXX	$87,500.00	PA	7/XX/2003	6/XX/2003	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - Notice of Right to Cancel Missing State Compliance - Grace period not allowed per state (PA) - min grace period for PA is 15 days - note states 10 days. Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
710962261	XXXXXXXXXX	$720,000.00	FL	5/XX/2005	4/XX/2005	UTD	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
201504186	XXXXXXXXXX	$35,000.00	TN	6/XX/2003	5/XX/2003	Primary	Refinance UTD					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Property Type Not Provided
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
452029892	XXXXXXXXXX	$250,000.00	MD	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B	[B] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	State Compliance - 10 day grace period is less than 15 day minimum per state (MD.) Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
661875989	XXXXXXXXXX	$250,000.00	MD	5/XX/2008	4/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - Maryland Late Charge Percent and Amount Testing
Federal Compliance - Property Type Not Provided
Federal Compliance - Disbursement Date Missing
State Compliance - Maryland Late Charge Grace Period Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
655936983	XXXXXXXXXX	$150,000.00	MD	3/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

State Compliance - Late charge max amount not provided
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - Grace period not allowed per state (MD) - min grace period for MD is 15 days - note states 10 days
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
794731306	XXXXXXXXXX	$95,000.00	MD	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Property Type Not Provided
Federal Compliance - Disbursement Date Missing
Federal Compliance - Notice of Right to Cancel Missing
State Compliance - Maryland Late Charge Percent and Amount Testing
State Compliance - Maryland Late Charge Grace Period Testing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
345366860	XXXXXXXXXX	$319,500.00	MD	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - Note grace period of 10 days is beneath the 15 day minimum required by state, MD.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
276836279	XXXXXXXXXX	$96,000.00	MD	2/XX/2007	1/XX/2007	Investment	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
535613188	XXXXXXXXXX	$100,000.00	MD	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
State Compliance - Maryland Late Charge Percent and Amount Testing
State Compliance - Maryland Late Charge Grace Period Testing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
347002370	XXXXXXXXXX	$60,000.00	PA	11/XX/2005	10/XX/2005	Investment	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. [B] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.	State Compliance - Grace period not allowed for Banks only per state (PA) - min grace period for PA is 15 days - note states 10 days Federal Compliance - Missing Initial Loan Application No Fees					-
185803675	XXXXXXXXXX	$74,000.00	GA	3/XX/2000	2/XX/2000	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
705844611	XXXXXXXXXX	$100,000.00	GA	3/XX/2007	2/XX/2007	UTD	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
500767102	XXXXXXXXXX	$100,000.00	GA	6/XX/2006	5/XX/2006	Second Home	Refinance Cash-out - Other			This is acknowledged.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - Property Type Not Provided Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
176533247	XXXXXXXXXX	$80,000.00	GA	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
194913281						Primary	Refinance UTD					D	D	D	D	D		Loan File - Incomplete Loan File. No compliance documents in the loan file that match the tape data.				UTD	Indeterminable
654599956	XXXXXXXXXX	$50,000.00	GA	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
622122198	XXXXXXXXXX	$50,000.00	GA	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						Yes	TR Indeterminable
907868444	XXXXXXXXXX	$225,000.00	GA	11/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Notice of Right to Cancel Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						Yes	TR Indeterminable
291899379	XXXXXXXXXX	$50,000.00	GA	11/XX/2003	10/XX/2003	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Notice of Right to Cancel Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						Yes	TR Indeterminable
535434570	XXXXXXXXXX	$54,400.00	GA	8/XX/2003	7/XX/2003	Investment	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	Federal Compliance - Missing Initial Loan Application No Fees					-
949100244	XXXXXXXXXX	$100,000.00	GA	9/XX/2002	8/XX/2002	UTD	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

SELLER - GENERAL COMMENT (2019-09-18): The issue cited has either been resolved or was determined to not be an exception as noted. Please refer to page #4 of the "Equity Maximizer Agreement Disclosure Statement" which states that initial index is 4.75% and margin is 0.00%.  This equates to an initial rate of 4.75%.  The "Equity Maximizer Agreement Disclosure Statement" also states that APR is 4.75%, which is the same as the initial rate.  This means that there were no other fees/costs at account opening.  Otherwise, APR would be higher than 4.75%.  In addition, the "Equity Maximizer Agreement Disclosure Statement" also states  "The ANNUAL PERCENTAGE RATE includes only interest and no other costs."   As such, there were no fees/costs to itemize or to disclose.
REVIEWER - GENERAL COMMENT (2019-09-18): Disclosure of costs and fees not provided.  Need either Closing Instructions with signed Disbursement Authorization or Important Terms Disclosure for subject loan.  Exception remains.

GENERAL COMMENT (2019-09-18): The issue cited has either been resolved or was determined to not be an exception as noted. Please refer to page #4 of the "Equity Maximizer Agreement Disclosure Statement" which states that initial index is 4.75% and margin is 0.00%.  This equates to an initial rate of 4.75%.  The "Equity Maximizer Agreement Disclosure Statement" also states that APR is 4.75%, which is the same as the initial rate.  This means that there were no other fees/costs at account opening.  Otherwise, APR would be higher than 4.75%.  In addition, the "Equity Maximizer Agreement Disclosure Statement" also states  "The ANNUAL PERCENTAGE RATE includes only interest and no other costs."   As such, there were no fees/costs to itemize or to disclose.
																						No	TNR Testing Not Required
473284690	XXXXXXXXXX	$500,000.00	NY	2/XX/2007	1/XX/2007	Investment	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
417151150	XXXXXXXXXX	$500,000.00	FL	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
174910318	XXXXXXXXXX	$148,400.00	CA	12/XX/2008	11/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2008, prior to three (3) business days from transaction date of 12/XX/2008.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
428724165	XXXXXXXXXX	$100,000.00	CA	5/XX/2008	4/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.

State Compliance - California Primary Residence Late Charge Percent Testing
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
216232316	XXXXXXXXXX	$250,000.00	CA	4/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
672638942	XXXXXXXXXX	$250,000.00	CA	3/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
324800226	XXXXXXXXXX	$250,000.00	CA	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
468412519	XXXXXXXXXX	$100,000.00	AZ	2/XX/2008	1/XX/2008	Investment	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Missing Initial Loan Application Test					-
716516798	XXXXXXXXXX	$391,500.00	NM	1/XX/2008	12/XX/2007	Investment	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
512579777	XXXXXXXXXX	$270,000.00	CA	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
541097043	XXXXXXXXXX	$250,000.00	CA	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
504796485	XXXXXXXXXX	$205,000.00	CA	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Other			File does not contain either Preliminary of Final Title.		B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
926859323	XXXXXXXXXX	$300,000.00	CA	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
State Compliance - Unable to determine if late charge exceeds state maximum due to missing information.
Federal Compliance - Disbursement Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
308777506	XXXXXXXXXX	$50,000.00	CA	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
State Compliance - Unable to determine if late charge exceeds state maximum due to missing information.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
996518054	XXXXXXXXXX	$300,000.00	CA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
State Compliance - Unable to determine if late charge exceeds state maximum due to missing information.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
619196066	XXXXXXXXXX	$250,000.00	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Disbursement Date Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
444307696	XXXXXXXXXX	$150,000.00	CA	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties Federal Compliance - Missing Initial Loan Application Test					-
653014905	XXXXXXXXXX	$250,000.00	CA	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
270584285	XXXXXXXXXX	$240,000.00	CA	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
State Compliance - Unable to determine if late charge exceeds state maximum due to missing information.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
127838297	XXXXXXXXXX		CA		11/XX/2006	Primary	Refinance UTD					D	D	D	D	D		Loan File - Incomplete Loan File. Security in the file, unable to run compliance.				UTD	Indeterminable
802806301	XXXXXXXXXX	$65,000.00	CA	11/XX/2006	10/XX/2006	Investment	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Disbursement Date Missing Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
257126755	XXXXXXXXXX	$660,000.00	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
570930858	XXXXXXXXXX	$329,980.00	CA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
357288807	XXXXXXXXXX	$250,000.00	MD	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing State Compliance - 10 day grace period is less than 15 day minimum per state (MD) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
756625223	XXXXXXXXXX	$104,000.00	CA	10/XX/2005	9/XX/2005	UTD	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
688670545	XXXXXXXXXX	$100,000.00	CA	3/XX/2006	2/XX/2006	UTD	Refinance Cash-out - Other					B	B	B	B	B
[B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Notice of Right to Cancel Missing State Compliance - California Primary Residence Late Charge Percent Testing Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
810141764	XXXXXXXXXX	$396,900.00	CA	10/XX/2005	9/XX/2005	UTD	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. Federal Compliance - Property Type Not Provided Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
628239702	XXXXXXXXXX	$80,000.00	CA	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
157772299	XXXXXXXXXX	$120,000.00	CA	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Disbursement Date Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
937638307	XXXXXXXXXX	$50,000.00	CA	3/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

State Compliance - Unable to determine if late charge exceeds state maximum due to missing information.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
165778113	XXXXXXXXXX	$150,000.00	CA	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing State Compliance - Unable to determine if late charge exceeds state maximum due to missing information. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
566869336	XXXXXXXXXX	$170,000.00	CA	8/XX/2004	7/XX/2004	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
377354285	XXXXXXXXXX		CA		4/XX/2004	UTD	UTD UTD					D	D	D	D	D		Loan File - Incomplete Loan File. Security in the file, unable to run compliance.
REVIEWER - GENERAL COMMENT (2019-09-18): Trailing documents provided contain modifications in 2007 and 2018.  Origination documents from 2004 not provided.
SELLER - GENERAL COMMENT (2019-09-18): Trailing documents provided contain modifications in 2007 and 2018.  Origination documents from 2004 not provided.
SELLER - GENERAL COMMENT (2019-09-18): Received new file.
REVIEWER - GENERAL COMMENT (2019-09-18): Received new file. New file doesn't contain any new documents so exception will remain.
SELLER - GENERAL COMMENT (2019-09-20): "The issue cited has either been resolved or was determined to not be an exception as noted. We have attached the fill file for review. Supporting documents have been uploaded as XXX#XXX_Compliance Documents.
"
REVIEWER - GENERAL COMMENT (2019-09-20): Nothing new was provided, exception will remain.

GENERAL COMMENT (2019-09-18): Trailing documents provided contain modifications in 2007 and 2018.  Origination documents from 2004 not provided.

GENERAL COMMENT (2019-09-18): Received new file.

GENERAL COMMENT (2019-09-20): "The issue cited has either been resolved or was determined to not be an exception as noted. We have attached the fill file for review. Supporting documents have been uploaded as XXX#XXX_Compliance Documents.
"
																						UTD	Indeterminable
540275269	XXXXXXXXXX	$75,000.00	CA	5/XX/2004	4/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
274720758	XXXXXXXXXX	$270,000.00	CA	4/XX/2004	3/XX/2004	Investment	Refinance Cash-out - Other			File does not contain Preliminary or Final Title.		B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
577338284			CA	4/XX/2004	3/XX/2004	UTD	UTD UTD					D	D	D	D	D		Loan File - Incomplete Loan File. Security in the loan file, unable to run compliance.				UTD	Indeterminable
639468235	XXXXXXXXXX	$80,000.00	CA	7/XX/2002	6/XX/2002	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
251339768	XXXXXXXXXX	$150,000.00	FL	5/XX/2008	4/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
																							-
225229829	XXXXXXXXXX	$450,500.00	NC	4/XX/2008	3/XX/2008	Investment	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Disbursement Date Missing Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
918912380	XXXXXXXXXX	$100,000.00	FL	4/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
322521829	XXXXXXXXXX	$100,000.00	FL	4/XX/2008	3/XX/2008	Investment	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Disbursement Date Missing Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
528939415	XXXXXXXXXX	$300,000.00	FL	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.

Federal Compliance - Property Type Not Provided
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
389610181	XXXXXXXXXX	$100,000.00	FL	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title.		B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
770053995	XXXXXXXXXX	$100,000.00	FL	1/XX/2008	12/XX/2007	Investment	Refinance Cash-out - Other			File did not contain either Preliminary of Final Title.		B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
236433096	XXXXXXXXXX	$130,000.00	FL	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
191952166	XXXXXXXXXX	$50,000.00	FL	7/XX/2007	6/XX/2007	Investment	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
975123526	XXXXXXXXXX	$115,000.00	FL	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
433096830	XXXXXXXXXX	$118,000.00	FL	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
683880363	XXXXXXXXXX	$65,000.00	FL		4/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	D		Loan File - Incomplete Loan File. Security in the file, unable to run compliance.				UTD	Indeterminable
328038292	XXXXXXXXXX				3/XX/2007	UTD	UTD UTD					D	D	D	D	D		Loan File - Incomplete Loan File. Security in the file, unable to run compliance.				UTD	Indeterminable
787614311	XXXXXXXXXX	$100,000.00	FL	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
404384918	XXXXXXXXXX	$100,000.00	FL	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
814270620	XXXXXXXXXX	$100,000.00	PA	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Notice of Right to Cancel Missing
State Compliance - Unable to determine if late charge exceeds state maximum due to missing information.
Federal Compliance - FACTA Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
461959796	XXXXXXXXXX	$245,600.00	MA	1/XX/2007	12/XX/2006	Investment	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																		Federal Compliance - Disbursement Date Missing State Compliance - Grace period not allowed per state (MA) - minimum for MA state is 15 days - note states 10 days. Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
681144297	XXXXXXXXXX	$70,000.00	FL	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
527673735	XXXXXXXXXX	$300,000.00	FL	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
819406190	XXXXXXXXXX	$250,000.00	FL	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
403956812	XXXXXXXXXX	$150,000.00	FL	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Disbursement Date Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
545946303	XXXXXXXXXX	$75,000.00	FL	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test					-
472911015	XXXXXXXXXX	$100,000.00	FL	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
311943620	XXXXXXXXXX	$100,000.00	FL	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
177998332	XXXXXXXXXX	$200,000.00	FL	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

SELLER - GENERAL COMMENT (2019-09-18): The issue cited has either been resolved or was determined to not be an exception as noted. This loan closed under the XXX program which is an open-end line of credit (HELOC).  For this program, the HELOC Agreement serves as both the Note and final TIL disclosure required under Regulation Z. Under this program the bank agreed to pay all closing costs up to $500,000 with some exceptions. This is evidenced by the closing instructions which break down the fees associated with the loan and confirm that the fees were paid by the bank.
REVIEWER - GENERAL COMMENT (2019-09-18): Missing Closing Instructions and Disbursement Request and Authorization form. Exception remains.

GENERAL COMMENT (2019-09-18): The issue cited has either been resolved or was determined to not be an exception as noted. This loan closed under the XXX program which is an open-end line of credit (HELOC).  For this program, the HELOC Agreement serves as both the Note and final TIL disclosure required under Regulation Z. Under this program the bank agreed to pay all closing costs up to $500,000 with some exceptions. This is evidenced by the closing instructions which break down the fees associated with the loan and confirm that the fees were paid by the bank.
																						No	TNR Testing Not Required
809392315	XXXXXXXXXX	$100,000.00	FL	7/XX/2006	6/XX/2006	Investment	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
119212188	XXXXXXXXXX	$120,000.00	FL	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
904597537	XXXXXXXXXX	$150,000.00	FL	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
131974058	XXXXXXXXXX	$250,000.00	FL	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - FACTA Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

REVIEWER - GENERAL COMMENT (2019-09-20): Unable to clear exception.  HELOC agreement Provided with trailing documents does not disclose any closing fees.
SELLER - GENERAL COMMENT (2019-09-20): Unable to clear exception.  HELOC agreement Provided with trailing documents does not disclose any closing fees.
																				GENERAL COMMENT (2019-09-20): Unable to clear exception. HELOC agreement Provided with trailing documents does not disclose any closing fees.		No	TNR Testing Not Required
949250320	XXXXXXXXXX	$260,000.00	VA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
291615923	XXXXXXXXXX	$158,000.00	FL	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Property Type Not Provided Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
145996346	XXXXXXXXXX	$102,000.00	FL	11/XX/2005	10/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
294138234	XXXXXXXXXX	$100,000.00	FL	11/XX/2005	10/XX/2005	Investment	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	Federal Compliance - Missing Initial Loan Application No Fees Federal Compliance - Disbursement Date Missing					-
183346702	XXXXXXXXXX	$25,000.00	FL	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
609170063	XXXXXXXXXX	$250,000.00	FL	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
562836158	XXXXXXXXXX	$150,000.00	FL	6/XX/2005	5/XX/2005	UTD	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
936873857	XXXXXXXXXX	$159,300.00	FL	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
619810495	XXXXXXXXXX	$100,000.00	FL	4/XX/2005	3/XX/2005	UTD	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
624469520	XXXXXXXXXX	$65,000.00	FL	4/XX/2003	3/XX/2003	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
940967388	XXXXXXXXXX	$65,600.00	FL	1/XX/2005	12/XX/2004	UTD	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
325865094	XXXXXXXXXX	$250,000.00	FL	11/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
116826595	XXXXXXXXXX	$154,800.00	FL	12/XX/2003	11/XX/2003	Investment	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
169082590	XXXXXXXXXX	$73,600.00	FL	6/XX/2003	5/XX/2003	Investment	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
345053391	XXXXXXXXXX	$20,000.00	WA	1/XX/2000	12/XX/1999	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
809784833	XXXXXXXXXX	$250,000.00	WA	5/XX/2008	4/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
245883773	XXXXXXXXXX	$191,000.00	WA	3/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.

Federal Compliance - Property Type Not Provided
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
242512446	XXXXXXXXXX	$250,000.00	WA	3/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.

Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
488560370	XXXXXXXXXX	$150,000.00	WA	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
315974714	XXXXXXXXXX	$125,000.00	WA	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
570656097	XXXXXXXXXX	$100,000.00	WA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Property Type Not Provided Federal Compliance - Disbursement Date Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
882314770	XXXXXXXXXX	$72,441.00	WA	9/XX/2005	8/XX/2005	UTD	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
219818972	XXXXXXXXXX	$100,000.00	WA	5/XX/2005	4/XX/2005	UTD	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
326693258	XXXXXXXXXX	$500,000.00	WA	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
153844788	XXXXXXXXXX	$100,000.00	WA	7/XX/2004	6/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
709869720	XXXXXXXXXX	$50,000.00	NV	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
700315124	XXXXXXXXXX	$250,000.00	AZ	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
																		Federal Compliance - Disbursement Date Missing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
592024397	XXXXXXXXXX	$200,000.00	AZ	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
362888639	XXXXXXXXXX	$241,000.00	AZ	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	D		Loan File - Incomplete Loan File. Security in the file, unable to run compliance.				UTD	Indeterminable
666027768	XXXXXXXXXX	$100,000.00	AZ	12/XX/2005	11/XX/2005	Primary	Refinance UTD					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
574336587	XXXXXXXXXX	$225,000.00	AZ	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Notice of Right to Cancel Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
495354430	XXXXXXXXXX	$90,000.00	AZ	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
686011558						UTD	UTD UTD					D	D	D	D	D		Loan File - Incomplete Loan File. Security in the file, unable to run compliance.				UTD	Indeterminable
169324597	XXXXXXXXXX	$55,000.00	AZ	9/XX/2008	8/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
401142526	XXXXXXXXXX	$60,000.00	AZ	4/XX/2002	3/XX/2002	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
627570409	XXXXXXXXXX	$255,000.00	OR	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing State Compliance - 10 day grace period is less than the 15 day minimum per state (OR). Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
734407112	XXXXXXXXXX	$40,500.00	SC	1/XX/2002	12/XX/2001	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
439344098	XXXXXXXXXX	$96,000.00	SC	11/XX/2007	10/XX/2007	Investment	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
831242353	XXXXXXXXXX	$143,000.00	SC	6/XX/2007	5/XX/2007	Investment	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
260174002	XXXXXXXXXX	$42,000.00	NC	12/XX/1997	11/XX/1997	Investment	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1997 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																		Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
338926920	XXXXXXXXXX	$154,000.00	NC	7/XX/2008	6/XX/2008	Investment	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - North Carolina First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. [B] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.	State Compliance - 5% late charge exceeds the 4% maximum per state (NC). State Compliance - 10 day grace period is less than the 15 day minimum per state (NC). Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
628660056	XXXXXXXXXX	$72,000.00	NC	4/XX/2008	3/XX/2008	Investment	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - North Carolina First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.

State Compliance - Lenders may charge a late payment
charge of up to 4% of the amount of the
payment past due, if the payment is at
least 15 days past due.
State Compliance - Lenders may charge a late payment
charge of up to 4% of the amount of the
payment past due, if the payment is at
least 15 days past due.
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
157270068	XXXXXXXXXX	$250,000.00	NC	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] State Compliance - North Carolina First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
State Compliance - North Carolina First Lien Late Charge Percent Testing
State Compliance - North Carolina First Lien Late Charge Grace Period Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						Yes	TR Indeterminable
879337881	XXXXXXXXXX	$63,900.00	NC	8/XX/2003	7/XX/2003	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 12/XX/2003.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
477400666	XXXXXXXXXX	$292,000.00	MD	6/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] State Compliance - Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	State Compliance - 5% late charge exceeds $2.00 or 5% maximum per state (MD.) Federal Compliance - Missing Initial Loan Application Test					-
914732505	XXXXXXXXXX	$25,000.00	CA	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
755845045	XXXXXXXXXX	$30,000.00	FL	4/XX/2004	3/XX/2004	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Notice of Right to Cancel Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
675106611	XXXXXXXXXX	$172,000.00	MI	12/XX/2002	11/XX/2002	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
819619045	XXXXXXXXXX	$190,000.00	MI	11/XX/2002	10/XX/2002	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
557081329	XXXXXXXXXX	$10,000.00	MD	8/XX/1998	7/XX/1998	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1998 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right to Cancel Missing
State Compliance - Maryland Late Charge Percent and Amount Testing
State Compliance - Maryland Late Charge Grace Period Testing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
																							-
954294450	XXXXXXXXXX	$41,654.00	GA	4/XX/2006	3/XX/2006	Investment	Refinance Cash-out - Other			File did not contain either Preliminary or Final Title.		B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Disbursement Date Missing Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
782543773	XXXXXXXXXX	$70,000.00	GA	9/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Disbursement Date Missing
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						Yes	TR Indeterminable
323864870	XXXXXXXXXX	$250,000.00	CA	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
State Compliance - Unable to determine if late charge exceeds state maximum due to missing information.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
515221354	XXXXXXXXXX	$150,000.00	CA	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Other			File did not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
687609174	XXXXXXXXXX	$215,000.00	CA	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other			File did not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RTC is unsigned
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
414364792	XXXXXXXXXX	$300,000.00	CA	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - FACTA Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
446009327	XXXXXXXXXX	$65,000.00	CA	5/XX/2004	4/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
464878772	XXXXXXXXXX	$100,000.00	FL	4/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Other			File did not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
653832297	XXXXXXXXXX	$190,000.00	FL	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Disbursement Date Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
823475107	XXXXXXXXXX	$200,000.00	FL	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other			File did not contain either Preliminary or Final Title.		D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
787647918	XXXXXXXXXX	$100,000.00	FL	12/XX/2004	11/XX/2004	UTD	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Property Type Not Provided
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
531582708	XXXXXXXXXX	$100,000.00	WA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																		Federal Compliance - Disbursement Date Missing Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
655574881	XXXXXXXXXX	$100,000.00	NV	3/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Other					C	C	C	C	C
[C] State Compliance - Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - Nevada Home Loan (Ability to Repay not Verified)
																							State - NC
905408260	XXXXXXXXXX	$100,000.00	NV	12/XX/2003	11/XX/2003	Investment	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	Federal Compliance - Missing Initial Loan Application No Fees Federal Compliance - Disbursement Date Missing					-
387453385	XXXXXXXXXX	$150,000.00	NC	10/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other			File did not contain either Preliminary or Final Title.		D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] State Compliance - North Carolina First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - RTC provided was for a line increase that occured after the initial origination of the loan.
State Compliance - North Carolina First Lien Late Charge Percent Testing
State Compliance - North Carolina First Lien Late Charge Grace Period Testing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						Yes	TR Indeterminable
500978422	XXXXXXXXXX	$308,155.00	NY	5/XX/2007	4/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

State Compliance - Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 4%
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																							-
700433957	XXXXXXXXXX	$279,583.27	FL	9/XX/2005	8/XX/2005	UTD	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
786525902	XXXXXXXXXX	$207,309.02	FL	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
190933410	XXXXXXXXXX	$169,008.67	VA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																							-
491780208	XXXXXXXXXX	$174,944.39	FL	3/XX/2008	3/XX/2008	Primary	Refinance Rate/Term		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																							-
813309502	XXXXXXXXXX	$187,372.61	VA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
115615093	XXXXXXXXXX	$159,173.86	AL	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
																							-
153797619	XXXXXXXXXX	$151,500.00	NJ	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																							-
490515831	XXXXXXXXXX	$91,763.32	WI	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
973695369	XXXXXXXXXX	$120,000.00	FL	8/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Under-disclosure is interest rate and payment stream related. Discrepancy is caused by the calculation of DSI payments versus reflection of payments within the Final TIL.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
899554912	XXXXXXXXXX	$121,820.85	AL	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
975226707	XXXXXXXXXX	$129,786.50	GA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																							-
302189566	XXXXXXXXXX	$101,021.00	WV	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																							-
848953095	XXXXXXXXXX	$129,987.00	NJ	6/XX/2003	5/XX/2003	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
144587987	XXXXXXXXXX	$105,500.00	CA	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
259173475	XXXXXXXXXX	$113,000.00	CT	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
804518042	XXXXXXXXXX	$87,100.80	FL	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___ [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties					-
460549565	XXXXXXXXXX	$88,000.00	KY	11/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
522258218	XXXXXXXXXX	$81,730.50	PA	9/XX/2008	8/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																							-
313882772	XXXXXXXXXX	$81,437.63	FL	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
932572930	XXXXXXXXXX	$72,905.00	MS	11/XX/2007	10/XX/2007	Primary	Refinance Rate/Term		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																							-
699180029	XXXXXXXXXX	$75,096.35	PA	10/XX/2008	9/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (3) business days from transaction date of 10/XX/2008.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - Grace period not allowed per state (PA) - min grace period for PA is 15 days - note states 10 days. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
348872687	XXXXXXXXXX	$79,137.50	GA	9/XX/2005	8/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Payoff Statement Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																							-
807862970	XXXXXXXXXX	$65,715.00	CT	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
250972238	XXXXXXXXXX	$80,000.00	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
																							-
249967488	XXXXXXXXXX	$125,000.00	CA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
																		General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
317205108	XXXXXXXXXX	$60,000.00	GA	9/XX/2003	8/XX/2003	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three (3) business days from transaction date of 09/XX/2003.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
583291991	XXXXXXXXXX	$50,736.50	NJ	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - Payoff Statement Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																							-
429678735	XXXXXXXXXX	$46,305.00	NY	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - 5% late charge exceeds 2% minimum allowed per State (NY). State Compliance - 10 day grace period is less than the 15 day minimum allowed per State (NY). Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
848792815	XXXXXXXXXX	$67,403.50	NC	11/XX/2002	10/XX/2002	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2002, prior to three (3) business days from transaction date of 11/XX/2002.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
459792172	XXXXXXXXXX	$42,000.00	MD	1/XX/2006	12/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Under-disclosure is payment stream related. Discrepancy is caused by the calculation of payments versus reflection of payments within the Final TIL due to DSI Loan.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
583090572	XXXXXXXXXX	$49,118.00	PA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty:  Prepayment penalty not permissible on a junior lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
[B] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		State Compliance - 10 day grace period is less than 15 day minimum per state (PA). State Compliance - PPP Expired. Prepayment charge not allowed per state (PA) -Max Prepayment charge for PA 2nd lien is none if Loan Amount < $50,000 - note states $500. Lender is XXX. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
225396332	XXXXXXXXXX	$55,500.00	FL	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
499004437	XXXXXXXXXX	$36,638.00	SC	7/XX/2006	6/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																							-
193385962	XXXXXXXXXX	$50,000.00	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing					-
173898013	XXXXXXXXXX	$40,163.36	MD	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																							-
715567581	XXXXXXXXXX	$55,000.00	MI	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Prepayment Penalty Second Lien: Michigan Prepayment Penalty:  Second lien loan contains an impermissible prepayment penalty of greater than 1% of the prepaid balance.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Disbursement Date Missing
State Compliance - Michigan Prepayment Penalty Second Lien
State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided
State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																							-
913079681	XXXXXXXXXX	$183,000.00	MN	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
442368096	XXXXXXXXXX	$50,902.81	FL	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
801096483	XXXXXXXXXX	$55,000.00	NY	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%.
State Compliance - Grace period not allowed per state (NY) - min grace period for NY is 15 days - note states 10 days.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
																							-
793813427	XXXXXXXXXX	$27,157.00	IL	4/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
233825484	XXXXXXXXXX	$50,500.00	PA	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
																							-
754292737	XXXXXXXXXX	$70,000.00	FL	3/XX/2000	2/XX/2000	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
586562678	XXXXXXXXXX	$295,050.00	WA	9/XX/2005	6/XX/2005	Primary	Refinance Rate/Term					A	A	A	A	A							-
612717689	XXXXXXXXXX	$335,700.00	FL	5/XX/2006	4/XX/2006	Investment	Purchase					A	A	A	A	A							-
507127746	XXXXXXXXXX	$55,000.00	MO	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - Federal FACTA Disclosure Timing Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
																							-
829983195	XXXXXXXXXX	$164,700.00	ME	5/XX/2006	4/XX/2006	Primary	Purchase					A	A	A	A	A							-
360554297	XXXXXXXXXX	$297,979.00	NV	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other			No evidence of Preliminary or Final title in file		D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																						Yes	TR HUD Deficiency
954939946	XXXXXXXXXX	$42,750.00	NC	10/XX/1992	9/XX/1992	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/1992 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/1992. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
148678718	XXXXXXXXXX	$224,000.00	IL	11/XX/2004	10/XX/2004	UTD	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Property Type Not Provided
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
568351816	XXXXXXXXXX	$32,509.20	VA	8/XX/2001	7/XX/2001	Primary	UTD UTD			File does not contain either Preliminary or Final Title		D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
[B] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.

Federal Compliance - Notice of Right to Cancel Missing
State Compliance - Virginia Tangible Net Benefit Test
Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						UTD	Indeterminable
531405752	XXXXXXXXXX	$80,800.00	MO	9/XX/2001	8/XX/2001	Primary	Refinance Rate/Term			File does not contain either Preliminary or Final Title.		D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																						Yes	TR HUD Deficiency
263597486	XXXXXXXXXX	$230,000.00	NH	6/XX/2004	5/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing					-
349407480	XXXXXXXXXX	$2,000,000.00	TN	6/XX/2007	2/XX/2007	Primary	Construction-Permanent					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
330225542	XXXXXXXXXX	$269,100.00	NC	10/XX/2003	9/XX/2003	Investment	Purchase					B	B	B	B	B		Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
178840282	XXXXXXXXXX	$287,200.00	IL	12/XX/2005	12/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing					-
634494855	XXXXXXXXXX	$188,000.00	MA	3/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File					-
838519119	XXXXXXXXXX	$153,470.00	VA	12/XX/2006	12/XX/2006	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - TIL appears to be final but not signed nor initialed by borrower.					-
806870182	XXXXXXXXXX	$34,279.00	CA	9/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Disbursement Date Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
480764104	XXXXXXXXXX	$151,650.00	GA	12/XX/1999	11/XX/1999	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1999 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						No	TNR Testing Not Required
392363081	XXXXXXXXXX	$170,000.00	CT	10/XX/2003	9/XX/2003	Primary	Refinance Rate/Term			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
171559228	XXXXXXXXXX	$250,000.00	NY	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - RTC not in file.
Federal Compliance - Notice of Right to Cancel Missing
State Compliance - Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%
State Compliance - Grace period not allowed per state (NY) - min grace period for NY is 15 days - note states 10 days
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
158512950	XXXXXXXXXX	$176,000.00	TX	10/XX/2006	9/XX/2006	Investment	Purchase					A	A	A	A	A							-
401618219	XXXXXXXXXX	$135,819.00	MO	4/XX/2003	3/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
183373056	XXXXXXXXXX	$216,300.00	PA	4/XX/2004	2/XX/2004	Primary	Construction-Permanent					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing					-
643998149	XXXXXXXXXX	$100,000.00	WA	7/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien					-
344522165	XXXXXXXXXX	$25,000.00	AZ	5/XX/2004	4/XX/2004	UTD	UTD UTD			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Property Type Not Provided Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.					-
220618166	XXXXXXXXXX	$90,000.00	FL	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

SELLER - GENERAL COMMENT (2019-07-08): The issue cited has either been resolved or was determined to not be an exception as noted. Please refer to page #4 of the "Equity Maximizer Agreement Disclosure Statement" which states that initial index is 6.00% and margin is 0.00%.  This equates to an initial rate of 6%. The "Equity Maximizer Agreement Disclosure Statement" also states that APR is 6%, which is the same as the initial rate.  This means that there were no other fees/costs at account opening.  Otherwise, APR would be higher than 6%.  In addition, the "Equity Maximizer Agreement Disclosure Statement" also states "The ANNUAL PERCENTAGE RATE includes only interest and no other costs."   As such, there were no fees/costs to itemize or to disclose. Supporting documents have been uploaded as XXX#XXX_Compliance  Documents.
REVIEWER - GENERAL COMMENT (2019-07-08): Disclosure of costs and fees not provided. Need either Closing Instructions with signed Disbursement Authorization or Important Terms Disclosure for subject loan. Exception remains.

GENERAL COMMENT (2019-07-08): The issue cited has either been resolved or was determined to not be an exception as noted. Please refer to page #4 of the "Equity Maximizer Agreement Disclosure Statement" which states that initial index is 6.00% and margin is 0.00%.  This equates to an initial rate of 6%. The "Equity Maximizer Agreement Disclosure Statement" also states that APR is 6%, which is the same as the initial rate.  This means that there were no other fees/costs at account opening.  Otherwise, APR would be higher than 6%.  In addition, the "Equity Maximizer Agreement Disclosure Statement" also states "The ANNUAL PERCENTAGE RATE includes only interest and no other costs."   As such, there were no fees/costs to itemize or to disclose. Supporting documents have been uploaded as XXX#XXX_Compliance  Documents.
																						No	TNR Testing Not Required
359645248	XXXXXXXXXX	$100,000.00	CA	6/XX/2006	5/XX/2006	UTD	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																							-
249876608	XXXXXXXXXX	$50,000.00	VA	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
[B] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
																							-
689275502	XXXXXXXXXX	$100,000.00	NY	10/XX/2002	9/XX/2002	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title. .		B	B	B	B	B
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date
State Compliance - New York Late Charge Percent Testing
State Compliance - New York Late Charge Grace Period Testing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
618206161	XXXXXXXXXX	$186,200.00	NH	2/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - FACTA Disclosure Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
422978075	XXXXXXXXXX	$350,000.00	VA	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[B] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
[B] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.

State Compliance - Virginia Tangible Net Benefit Test
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel
Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
381747602	XXXXXXXXXX	$60,000.00	VA	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
494930494	XXXXXXXXXX	$175,000.00	CA	10/XX/2004	9/XX/2004	Primary	Refinance UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing
																						Yes	TR Indeterminable
454799033	XXXXXXXXXX	$131,899.00	AR	1/XX/2007	12/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
609498154	XXXXXXXXXX	$1,000,000.00	NC	3/XX/2007	2/XX/2007	UTD	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
788413333	XXXXXXXXXX	$196,393.20	FL	12/XX/2003	11/XX/2003	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2003.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
612004214	XXXXXXXXXX	$50,556.00	GA	8/XX/1999	7/XX/1999	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date
Federal Compliance - Property Type Not Provided
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																							-
966045193	XXXXXXXXXX	$70,000.00	MI	10/XX/2005	9/XX/2005	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
653315002	XXXXXXXXXX	$292,410.00	FL	7/XX/2005	6/XX/2005	Investment	Purchase					B	B	B	B	B		Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
160470175	XXXXXXXXXX	$176,000.00	NJ	3/XX/2008	2/XX/2008	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Closing / Title - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Payoff Statement Missing
Federal Compliance - FACTA Disclosure Missing
																							-
489422079	XXXXXXXXXX	$272,500.00	FL	9/XX/2007	9/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - FACTA Disclosure Missing					-
555494376	XXXXXXXXXX	$185,000.00	FL	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
280914749	XXXXXXXXXX	$300,000.00	LA	1/XX/2009	11/XX/2008	Primary	Refinance Cash-out - Other					A	A	A	A	A							-
619424225	XXXXXXXXXX	$237,600.00	TX	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
126135419	XXXXXXXXXX	$50,000.00	PA	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
322142433	XXXXXXXXXX	$26,500.00	FL	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B		State Compliance - PPP Expired - Lender N.A. Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien					-
563909770	XXXXXXXXXX	$100,000.00	NJ	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
838501045	XXXXXXXXXX	$179,550.00	TX	12/XX/2004	11/XX/2004	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
763755759	XXXXXXXXXX	$171,000.00	AL	12/XX/2003	11/XX/2003	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.	Federal Compliance - Missing Initial Loan Application Test					-
653897822	XXXXXXXXXX	$179,000.00	UT	3/XX/2003	2/XX/2003	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		Federal Compliance - TILA - Final TIL Missing Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
611406279	XXXXXXXXXX	$204,000.00	NJ	5/XX/2007	4/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
158317465	XXXXXXXXXX	$104,008.00	NY	8/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
State Compliance - Late charge per note is 5% and maximum per NY is 2%.
State Compliance - Grace period per note is 10 days and minimum per NY is 15 days.
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
797977990	XXXXXXXXXX	$90,000.00	MA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Notice of Right to Cancel Missing
State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing
State Compliance - Massachusetts Open End Late Charge Grace Period Testing
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
825121865	XXXXXXXXXX	$175,000.00	CT	12/XX/2006	11/XX/2006	Primary	Refinance UTD			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
625933358	XXXXXXXXXX	$240,000.00	NY	12/XX/2005	11/XX/2005	Primary	Refinance UTD			File does not contain either Preliminary or Final Title		D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
State Compliance - New York Late Charge Percent Testing
State Compliance - New York Late Charge Grace Period Testing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																			REVIEWER - GENERAL COMMENT (2019-07-10): None of the documents or information received are sufficient to clear any of the exceptions, issue remains.			Yes	TR Indeterminable
586336205	XXXXXXXXXX	$62,000.00	NY	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right to Cancel Missing
State Compliance - The greater of $10 or 5% late charge exceeds 2% maximum per state (NY)
State Compliance - 10 day grace period less than 15 day minimum per state (NY)
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
																							-
537041509	XXXXXXXXXX	$230,000.00	NY	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - New York Late Charge Percent Testing
State Compliance - New York Late Charge Grace Period Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
212333606	XXXXXXXXXX	$100,000.00	NY	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
State Compliance - New York Late Charge Percent Testing
State Compliance - New York Late Charge Grace Period Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
																							-
753204447	XXXXXXXXXX	$97,300.00	NJ	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		C	C	C	C	C
[C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - 10 day grace period less than 15 day minimum per state (NJ)
																							Late Charge
956108663	XXXXXXXXXX	$450,000.00	NY	4/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date
State Compliance - New York Late Charge Percent Testing
State Compliance - New York Late Charge Grace Period Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
990676143	XXXXXXXXXX	$200,000.00	CT	4/XX/2004	3/XX/2004	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty:  Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		State Compliance - Connecticut Prepayment Penalty Test Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
998296085	XXXXXXXXXX	$50,000.00	NY	1/XX/2002	12/XX/2001	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien					-
972424602	XXXXXXXXXX	$171,000.00	AZ	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
156448868	XXXXXXXXXX	$25,000.00	NC	3/XX/2004	2/XX/2004	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided

REVIEWER - GENERAL COMMENT (2019-09-05): The issue cited has either been resolved or was determined to not be an exception as noted. Please refer to page #XX of the "Equity Maximizer Agreement Disclosure Statement" which states that initial index is 4.00% and margin is 1.00%.  This equates to an initial rate of 5.00%.  The "Equity Maximizer Agreement Disclosure Statement" also states that APR is 5.00%, which is the same as the initial rate.  This means that there were no other fees/costs at account opening.  Otherwise, APR would be higher than 5.00%.  In addition, the "Equity Maximizer Agreement Disclosure Statement" also states "The ANNUAL PERCENTAGE RATE includes only interest and no other costs."   As such, there were no fees/costs to itemize or to disclose. Supporting documents have been uploaded as XXX#XXX_Compliance Documents
REVIEWER - GENERAL COMMENT (2019-09-05): Disclosure of costs and fees not provided. Need either Closing Instructions with signed Disbursement Authorization or Important Terms Disclosure for subject loan. Exception remains.
																						Yes	TR Indeterminable
575853388	XXXXXXXXXX	$100,000.00	CA	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Other			File does not contain either preliminary or final title.		B	B	B	B	B
[B] State Compliance - California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Notice of Right to Cancel Missing State Compliance - California Primary Residence Late Charge Percent Testing Federal Compliance - Disbursement Date Missing					-
238566678	XXXXXXXXXX	$80,000.00	MD	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		State Compliance - Maryland Late Charge Percent and Amount Testing State Compliance - 10 days does not meet minimum of 15 required by State (NY) Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
177171653	XXXXXXXXXX	$100,000.00	MD	7/XX/2008	6/XX/2008	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three (3) business days from transaction date of 07/XX/2008.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
State Compliance - Maryland Ability to Repay Not Verified
State Compliance - 10 day grace period is less than 15 day minimum per state (MD).
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
870541046	XXXXXXXXXX	$300,000.00	VA	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
278123975	XXXXXXXXXX	$198,750.00	NY	7/XX/2003	3/XX/2003	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
872613524	XXXXXXXXXX	$91,500.00	TN	11/XX/2003	10/XX/2003	Primary	Refinance Rate/Term					A	A	A	A	A							-
198208065	XXXXXXXXXX	$607,200.00	CA	10/XX/2005	9/XX/2005	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
[B] State Compliance - California Prepayment Penalty Test: California Prepayment Penalty: Loan may contain an impermissible prepayment penalty, depending on the lender's license type; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Federal Compliance - CHARM Booklet Disclosure Timing
Federal Compliance - ARM Disclosure Timing Test
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
State Compliance - Prepayment charge not allowed per state (CA) - max prepayment charge for CA purchase ARM loan is 0% when paid within 90 days of note- note states 6 months interest for 36 months. Lender is XXX.
State Compliance - Prepayment charge not allowed per state (CA) - max prepayment charge for CA purchase ARM loan is 0% when paid within 90 days of note- note states 6 months interest for 36 months. Lender is XXX
																							-
829784437	XXXXXXXXXX	$303,800.00	MD	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Prepayment penalty not permissible by state law; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status Test
State Compliance - Maryland Prepayment Penalty Test
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																						Yes	TR HUD Deficiency
689462414	XXXXXXXXXX	$112,000.00	NC	9/XX/2007	8/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B	[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - 5% late charge exceeds the 4% maximum per state (NC). Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
165217209	XXXXXXXXXX	$74,000.00	IN	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing					-
205640490	XXXXXXXXXX	$282,750.00	TX	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
442616184	XXXXXXXXXX	$120,000.00	FL	5/XX/2004	4/XX/2004	Primary	Refinance Rate/Term			File does not contain either preliminary or final title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
635396817	XXXXXXXXXX	$326,000.00	CT	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																							-
991927880	XXXXXXXXXX	$139,242.00	TX	10/XX/2007	9/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. Federal Compliance - FACTA Disclosure Missing Closing / Title - TIL appears to be final but not signed nor initialed by borrower.					-
275877829	XXXXXXXXXX	$268,000.00	MD	1/XX/2006	12/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing					-
493254750	XXXXXXXXXX	$275,000.00	TN	5/XX/2004	4/XX/2004	Primary	Purchase			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		Federal Compliance - TILA - Final TIL Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
740657348	XXXXXXXXXX	$111,921.07	TX	10/XX/2007	9/XX/2007	Primary	Refinance Rate/Term			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[B] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information)
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
867278602	XXXXXXXXXX	$50,000.00	ID	11/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title		B	B	B	B	B	[B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided) Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
703903771	XXXXXXXXXX	$10,000.00	CA	8/XX/2006	7/XX/2006	Primary	Purchase			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																		Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Closing / Title - TIL appears to be final but not signed nor initialed by borrower.					-
198131291	XXXXXXXXXX	$30,000.00	GA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - Payment stream under disclosure due to daily simple interest.
Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien
																							-
949219727	XXXXXXXXXX	$260,000.00	NY	8/XX/2003	7/XX/2003	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																		State Compliance - The lesser of $35/5% exceeds 2% maximum per state (NY). State Compliance - 10 days grace period is less than 15 days minimum grace period per state (NY). Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
740826619	XXXXXXXXXX	$129,200.00	GA	10/XX/2003	9/XX/2003	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi					-
450408299	XXXXXXXXXX	$98,000.00	IN	3/XX/2004	1/XX/2004	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - TILA - Final TIL Missing Federal Compliance - Right of Rescission Timing - Receipt Date Missing					-
330904237	XXXXXXXXXX	$224,000.00	AZ	3/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
579046483	XXXXXXXXXX	$96,000.00	GA	4/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - FACTA Disclosure Missing Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
697870172	XXXXXXXXXX	$101,250.00	TX	10/XX/1995	9/XX/1995	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1995 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status Test
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						No	TNR Testing Not Required
781967724	XXXXXXXXXX	$175,349.00	AZ	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
																							-
473298728	XXXXXXXXXX	$197,554.00	FL	1/XX/2007	11/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																						Yes	TR HUD Deficiency
579570662	XXXXXXXXXX	$400,000.00	OR	6/XX/2005	5/XX/2005	Investment	Purchase					B	B	B	B	B		Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
821897033	XXXXXXXXXX	$151,920.00	NC	9/XX/2007	8/XX/2007	Investment	Purchase					A	A	A	A	A							-
425872094	XXXXXXXXXX	$211,500.00	SC	3/XX/2007	3/XX/2007	Investment	Purchase					B	B	B	B	B		Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
213745013	XXXXXXXXXX	$175,500.00	AZ	2/XX/2007	1/XX/2007	Investment	Purchase					A	A	A	A	A							-
865110071	XXXXXXXXXX	$30,400.00	FL	9/XX/2007	8/XX/2007	Investment	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
379695515	XXXXXXXXXX	$66,500.00	FL	8/XX/2004	7/XX/2004	Investment	Purchase					B	B	B	B	B		Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
403726284	XXXXXXXXXX	$575,100.00	VA	12/XX/2006	11/XX/2006	Investment	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
635042789	XXXXXXXXXX	$21,600.00	FL	5/XX/2005	4/XX/2005	UTD	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA - Final TIL Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
759439263	XXXXXXXXXX	$270,750.00	OR	5/XX/2007	4/XX/2007	Investment	Purchase					D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing
SELLER - GENERAL COMMENT (2019-09-11): The issue cited has either been resolved or was determined to not be an exception as noted. The HUD has been located and uploaded as XXX#XXX_HUD.
REVIEWER - GENERAL COMMENT (2019-09-11): No trailing docs uploaded for review. HUD-1 in file is marked estimated. Exception remains.
																				GENERAL COMMENT (2019-09-11): The issue cited has either been resolved or was determined to not be an exception as noted. The HUD has been located and uploaded as XXX#XXX_HUD.		No	TNR Testing Not Required
967823349	XXXXXXXXXX	$61,750.00	AZ	1/XX/2006	12/XX/2005	Investment	Purchase					A	A	A	A	A							-
955203783	XXXXXXXXXX	$125,820.00	TX	6/XX/2007	5/XX/2007	Investment	Purchase					B	B	B	B	B		Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
829772190	XXXXXXXXXX	$137,655.00	NC	2/XX/2007	1/XX/2007	Investment	Purchase					A	A	A	A	A							-
631569081	XXXXXXXXXX	$95,500.00	CT	11/XX/2002	10/XX/2002	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																		General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Property Type Not Provided Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
988910951	XXXXXXXXXX	$202,000.00	CT	3/XX/2004	2/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test					-
916644663	XXXXXXXXXX	$64,326.00	MO	6/XX/2001	5/XX/2001	Primary	Refinance Cash-out - Other			File does not contain either a Preliminary or Final Title.		D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Missing Initial Loan Application No Fees
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						Yes	TR Indeterminable
154686565	XXXXXXXXXX	$82,248.00	SC	11/XX/2000	10/XX/2000	Primary	Refinance UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2000 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						Yes	TR Indeterminable
400542263	XXXXXXXXXX	$56,784.37	FL	8/XX/2005	7/XX/2005	Investment	Purchase			File does not contain either Preliminary or Final Title.		B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
153259495	XXXXXXXXXX	$46,718.52	FL	4/XX/2007	3/XX/2007	UTD	UTD UTD		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	File does not contain either Preliminary or Final Title.		D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						UTD	Indeterminable
311475855	XXXXXXXXXX	$73,436.11	MO	3/XX/2004	2/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title		B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing					-
438055318	XXXXXXXXXX	$100,000.00	MI	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other			File does not contain either preliminary or final title		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List)
State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided
State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																							-
603950963	XXXXXXXXXX	$100,000.00	CA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
454278995	XXXXXXXXXX	$88,600.00	FL	3/XX/2005	2/XX/2005	Primary	Refinance UTD			File does not contain either Preliminary or Final Title.		D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
708158253	XXXXXXXXXX	$128,000.00	CA	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title.		B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	General Appraisal Requirements - Appraisal not provided in file. Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test					-
914918647	XXXXXXXXXX	$182,350.00	GA	11/XX/1999	10/XX/1999	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1999 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status Test
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						Yes	TR Indeterminable
727442820	XXXXXXXXXX	$1,120,000.00	CA	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
727011203	XXXXXXXXXX	$200,000.00	MA	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
475996587	XXXXXXXXXX	$128,000.00	NY	6/XX/2003	5/XX/2003	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Mortgage loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

State Compliance - PPP Expired.  Prepayment charge not allowed per state (NY) - max prepayment charge for NY is 0% - notes states $250.  Lender is XXX.
State Compliance - New York Late Charge Percent Testing
State Compliance - Grace period not allowed per state (NY) - min grace period for NY is 15 days - notes states 10 days
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
732167935	XXXXXXXXXX	$200,000.00	NY	5/XX/2008	5/XX/2008	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - Greater of 5% or $10 late charge exceeds maximum 2% per state of NY.
State Compliance - 10 day grace period is less than 15 day minimum per state of NY.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
																							-
419185443	XXXXXXXXXX	$50,000.00	GA	3/XX/2004	2/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Property Type Not Provided Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
576195725	XXXXXXXXXX	$100,000.00	WA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - not dated
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Federal FACTA Disclosure Timing Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
292371039	XXXXXXXXXX	$140,000.00	VA	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
[B] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.

Federal Compliance - Notice of Right to Cancel Missing
State Compliance - Virginia Tangible Net Benefit Test
Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Disbursement Date Missing
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
252365061	XXXXXXXXXX	$155,000.00	NJ	5/XX/2009	3/XX/2009	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
444515739	XXXXXXXXXX	$164,500.00	MI	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List)
State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided
State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
																							-
193735309	XXXXXXXXXX	$204,960.00	CA	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
767686006	XXXXXXXXXX	$96,800.00	AZ	11/XX/2007	10/XX/2007	Investment	UTD UTD			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																		Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Property Type Not Provided Federal Compliance - Disbursement Date Missing					-
544213713	XXXXXXXXXX	$272,000.00	NY	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - RTC is not signed
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
State Compliance - 5% late charge exceeds 2% maximum per state. (NY)
State Compliance - 10 day grace period is less than 15 day minimum grace period per state. (NY)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
551686442	XXXXXXXXXX	$180,000.00	FL	11/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
422288227	XXXXXXXXXX	$115,000.00	NY	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Other			File does not contain either preliminary or final title.		B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Under disclosure is due to payment stream calculation using DSI Collection method.  Odd Final payment is greater $187.47 higher than all other payments.  Confirmed DSI Collection method.
Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or initialed by borrower so cannot confirm that borrower received.
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
State Compliance - 4% late charge exceeds 2% maximum per state (NY).
State Compliance - 10 day grace period is less than 15 days per state (NY).
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
Title / Lien Defect - The loan of $340,400 was originated December 2005 and the second (subject note) $115,000 was originated 1/XX/2006.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																							-
690738697	XXXXXXXXXX	$150,000.00	FL	6/XX/2005	5/XX/2005	UTD	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
131586453	XXXXXXXXXX	$256,000.00	NY	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Notice of Right to Cancel Missing State Compliance - 5% late charge exceeds 2% maximum per state NY. State Compliance - 10 day grace period less than 15 day minimum per state NY. Federal Compliance - Property Type Not Provided Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
911180615	XXXXXXXXXX	$245,000.00	NJ	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		C	C	C	C	C
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - 10 day grace period is less than 15 day minimum per state (NJ).
																							Late Charge
635592610	XXXXXXXXXX	$50,000.00	GA	1/XX/2004	12/XX/2003	Primary	Refinance Cash-out - Other			File does not contain either a Preliminary or Final Title.		D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						Yes	TR Indeterminable
208523611	XXXXXXXXXX	$125,000.00	NJ	4/XX/2004	3/XX/2004	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		C	C	C	C	C
[C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Initial Loan Application Test
State Compliance - $15 late charge may exceed 5% maximum (unable to determine due to note missing monthly payment) per state (NJ)
																							Late Charge
318527671	XXXXXXXXXX	$20,598.50	FL	9/XX/2003	8/XX/2003	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test					-
263141697	XXXXXXXXXX	$140,000.00	NV	1/XX/2007	12/XX/2006	Investment	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Property Type Not Provided Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
986267377	XXXXXXXXXX	$125,000.00	NY	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Mortgage loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
State Compliance - New York Prepayment Penalty
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
739162905	XXXXXXXXXX	$60,000.00	NJ	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		C	C	C	C	C
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - Grace period not allowed per state (NJ) - min grace period for NJ is 15 days - note states 10
																							Late Charge
250688824	XXXXXXXXXX	$40,000.00	NY	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.

Federal Compliance - missing date
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - Late charge not allowed per state (NY) - max late charge for (NY) is 2% - note states 5%
State Compliance - Grace period not allowed per state (NY) - min grace period for (NY) is 15 days - note states 10 days
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
																							-
683344627	XXXXXXXXXX	$155,000.00	GA	12/XX/2013	11/XX/2013	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2013 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2013, prior to three (3) business days from transaction date of 12/XX/2013.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - Federal FACTA Disclosure Timing Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
924564825	XXXXXXXXXX	$50,000.00	SC	6/XX/2012	5/XX/2012	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2012 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
																		State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
194954345	XXXXXXXXXX	$276,000.00	IL	9/XX/2008	8/XX/2008	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
																							-
578764457	XXXXXXXXXX	$91,900.00	IL	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
																		General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Property Type Not Provided Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
449088482	XXXXXXXXXX	$100,000.00	IL	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
629418818	XXXXXXXXXX	$50,000.00	MA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 08/XX/2008.

Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - 10 day grace period is less than 15 day minimum per stat (MA.)
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
272779033	XXXXXXXXXX	$125,000.00	MA	9/XX/2008	8/XX/2008	Investment	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B	[B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	State Compliance - Massachusetts Open End Late Charge Grace Period Testing Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
744178143	XXXXXXXXXX	$50,000.00	MA	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - Grace period not allowed per state (MA) - min grace period for MA is 15 days - note states 10
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
																							-
167480847	XXXXXXXXXX	$150,000.00	MA	4/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Other		[C] Lien - Missing evidence of lien position on Other Financing.: -			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
State Compliance - Grace period not allowed per state (MA) - min grace period for (MA) is 15 days - note states 10 days
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
135868022	XXXXXXXXXX	$250,000.00	MA	5/XX/2006	4/XX/2006	UTD	UTD UTD			File does not contain either Preliminary or Final Title.		D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[C] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

State Compliance - 10 day grace period less than 15 day minimum per state (MA) and the greater of $10 or 5% late charge exceeds the 3% maximum per state (MA).
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right to Cancel Missing
State Compliance - Massachusetts Open End Late Charge Grace Period Testing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
State Compliance - Missing Loan Disbursement.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						UTD	Indeterminable (UAL State)
904629001	XXXXXXXXXX	$200,000.00	NY	5/XX/2008	4/XX/2008	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - 5% late charge exceeds 2% maximum per state (NY).
State Compliance - 10 day grace period is less than 15 day minimum per state (NY).
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
984294171	XXXXXXXXXX	$440,000.00	NJ	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		C	C	C	C	C
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - Grace period min not allowed per state (NJ) - min grace period for NJ is 15 days - note states 10
																							Late Charge
696164347	XXXXXXXXXX	$210,900.00	NJ	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		C	C	C	C	C
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - 10 day grace period is less than 15 day minimum per state (NJ).
																							Late Charge
407399332	XXXXXXXXXX	$45,000.00	NJ	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		C	C	C	C	C
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - 10 day grace period is less than 15 day minimum per state (NJ).
																							Late Charge
510591041	XXXXXXXXXX	$200,000.00	NJ	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title.		C	C	C	C	C
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
State Compliance - 10 day grace period is less than 15 day minimum per state (NJ.)
																							Late Charge
685588948	XXXXXXXXXX	$250,000.00	NJ	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title		C	C	C	C	C
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - Grace period not allowed per state (NJ) - min grace period for NJ is 15 days - note states 10 days
																							Late Charge
701952499	XXXXXXXXXX	$150,000.00	NJ	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		C	C	C	C	C
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Disbursement Date Missing
State Compliance - Late charge not allowed per state (NJ) - max late charge for NJ is 2% - note states 5%
																							Late Charge
602884290	XXXXXXXXXX	$100,000.00	NJ	11/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		C	C	C	C	C
[C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Disbursement Date Missing
State Compliance - New Jersey Home Loan (Late Charge)
																							Late Charge
760161722	XXXXXXXXXX	$100,000.00	NJ	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
State Compliance - 10 day grace period less than 15 day minimum per state (NJ)
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						Yes	TR Indeterminable (UAL State)
896923592	XXXXXXXXXX	$225,000.00	NJ	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Other			Missing both the Preliminary and Final Title.		C	C	C	C	C
[C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Property Type Not Provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for (NJ) is not allowed - note states $250. Lender is XXX.
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - HELOC Brochure Missing
State Compliance - P&I payment not available. Late charge is a dollar amount
																							Late Charge
556090736	XXXXXXXXXX	$399,500.00	TN	7/XX/2007	6/XX/2007	Primary	UTD UTD			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Property Type Not Provided Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
743113560	XXXXXXXXXX	$50,000.00	GA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 11/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
294363500	XXXXXXXXXX	$390,000.00	NJ	7/XX/2002	6/XX/2002	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
626242890	XXXXXXXXXX	$252,000.00	NY	5/XX/2008	4/XX/2008	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - Late charge not allowed per state (NY) - max late charge for NY is 2% - note states the Greater of $10 or 5%.
State Compliance - Ten (10) day grace period for the late charge does not conform with 15 day minimum per state (NY) Regs.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
																							-
829810205	XXXXXXXXXX	$38,000.00	NY	2/XX/2009	1/XX/2009	Primary	Refinance Cash-out - Other			File does not include either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2009, prior to three (3) business days from transaction date of 02/XX/2009.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - New York Late Charge Percent Testing
State Compliance - New York Late Charge Grace Period Testing
Federal Compliance - Disbursement Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
652488870	XXXXXXXXXX	$480,000.00	NY	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - Late charge of 5% does not meet state max of 2%
State Compliance - Late charge grace period of 10 days does not meet state minimum of 15 days
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
320391131	XXXXXXXXXX	$368,000.00	NY	1/XX/2008	12/XX/2007	UTD	UTD UTD			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right to Cancel Missing
State Compliance - New York Late Charge Percent Testing
State Compliance - New York Late Charge Grace Period Testing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
																							-
503196322	XXXXXXXXXX	$100,000.00	NY	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing State Compliance - 5% late charge exceeds 2% maximum per state NY State Compliance - 10 day grace period is less than 15 day minimum per state NY Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
485861691	XXXXXXXXXX	$155,900.00	NY	11/XX/2002	10/XX/2002	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		State Compliance - New York Late Charge Percent Testing Federal Compliance - Notice of Right to Cancel Missing State Compliance - New York Late Charge Grace Period Testing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
351133714	XXXXXXXXXX	$100,000.00	SC	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided)
Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
170945096	XXXXXXXXXX	$200,000.00	CA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
717846612	XXXXXXXXXX	$150,000.00	CA	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
912110494	XXXXXXXXXX	$165,000.00	CA	7/XX/2004	6/XX/2004	UTD	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test					-
412050873	XXXXXXXXXX	$100,000.00	CA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Property Type Not Provided Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
265928997	XXXXXXXXXX	$153,000.00	FL	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi					-
494383624	XXXXXXXXXX	$113,000.00	FL	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																		Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Disbursement Date Missing					-
499154569	XXXXXXXXXX	$100,000.00	AZ	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Notice of Right to Cancel Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
242686381	XXXXXXXXXX	$148,000.00	SC	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided)
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - HELOC Fees Used For Testing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
688478153	XXXXXXXXXX	$120,000.00	NJ	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		C	C	C	C	C
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - Late fee terms input from HELOC agreement.
																							Late Charge
945191046	XXXXXXXXXX	$576,000.00	CA	5/XX/2018	4/XX/2018	Primary	Purchase	Safe Harbor QM
[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___
Disaster End Date: ___
Disaster Name: ___
Disaster Declaration Date: ___
[C] Income Documentation - Income Docs Missing:: -
[C] Income Documentation - REO Documents are missing.: -
										VVOE is missing for the borrower current employment Excessive DTI		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.
[B] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 05/XX/2018 disclosed a Closing Date that did not match the actual date of consummation.
[B] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2018 disclosed a Finance Charge that does not match the actual finance charge for the loan.
[B] Federal Compliance - TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.

Federal Compliance - Your Home Loan Toolkit Disclosure was not located in the file
Federal Compliance - Data captured from the final CD and updated to reflect our system
Federal Compliance - The Final CD reflects a closing date of 5/XX/2018. the actual date of consummation. is 05/XX/2018
Federal Compliance - VVOE is missing
Federal Compliance - Please provide the Loan Designation
																							TILA ATR/QM
174864120	XXXXXXXXXX	$750,000.00	TX	3/XX/2018	1/XX/2018	Primary	Purchase	Non QM	[C] Income Documentation - REO Documents are missing.: -	Departing home missing annual property tax, annual hoi billing statements. Inter Vivos revocable trust rider is missing		C	C	C	C	C
[C] Federal Compliance - Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under Appendix Q.
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Non QM.
[B] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2018 disclosed a Finance Charge that does not match the actual finance charge for the loan.
[B] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.
[B] Federal Compliance - TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.
[B] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-735.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-3,623.00.

Federal Compliance - LE issued 1/XX/2018 disclosed a seller credit of -$3,623.00 borrowers final CD disclosed lender credits of -$735.00.  Remaining to cure $2,888.00
Federal Compliance - No documentation received please resend
Federal Compliance - Total tolerance violations of $2,888.00 were not cured on closing CD
Federal Compliance - Finance charge disclosed to borrower $226,136.46 and the calculated finance charge is $227,165.26. Resulting in a Finance charge variance -$1,028.80
Federal Compliance - Correct
Federal Compliance - Need lender guidelines as to qualified assets to be used for Assets depletion.
																							TILA ATR/QM
610038288	XXXXXXXXXX	$114,600.00	NV	11/XX/2017	8/XX/2017	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)				A	A	A	A	A	[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $160.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Cure for Re-inspection fee of $160.00 was not provided.					-
763804127	XXXXXXXXXX	$92,000.00	NJ	3/XX/2018	1/XX/2018	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)				B	B	B	B	B
[B] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $662.40 exceeds tolerance of $661.00.  Insufficient or no cure was provided to the borrower.
																		Federal Compliance - LE issued 1/XX/2018 disclosed the Loan Discount points as $661.00; however, the final CD disclosed the fee as $662.40 with no cure to borrower or COC Federal Compliance - Total tolerance violation of $1.40 were not cured on closing CD.					-
623135099	XXXXXXXXXX	$150,000.00	TX	3/XX/2018	2/XX/2018	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Property type discrepancy.: Appraisal property type of ___ does not match AUS property type of ___. [B] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date ___, Note Date ___	PUD rider attached to security instrument. HOA dues of $50.00. LP indicates property type Single Family Detached.		B	B	B	B	B
[B] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $453.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
																		Federal Compliance - LE issued on 2/XX/2018 did not disclose a Loan discount points of $453.00; however, the final CD disclosed without a cure to the borrower or COC Federal Compliance - No cure provided.					-
662003093	XXXXXXXXXX	$105,600.00	MI	1/XX/2019	11/XX/2018	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)				B	B	B	B	B	[B] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage Protection Act: Home Loan Toolkit not provided to borrower.	State Compliance - There is no evidence in the file of the Michigan CMPA Home Loan Toolkit or of the date it was provided to the borrower.					-
474080691	XXXXXXXXXX	$382,500.00	FL	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - TIL Itemization did not disclose the mortgage insurance premium fee of $1963.86 as a prepaid finance charge. Federal Compliance - Missing Initial Loan Application Test					-
435156894	XXXXXXXXXX	$336,000.00	FL	3/XX/2006	2/XX/2006	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
667797254	XXXXXXXXXX	$169,376.84	CA	9/XX/2013	8/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.: -
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2013 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) – Written Service Provider List Missing
Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
General Appraisal Requirements - No Appraisal Provided
Miscellaneous Compliance - There is no evidence to verify if/when loan was locked
																							-
973122440	XXXXXXXXXX	$88,860.93	KS	10/XX/2013	6/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - SAFE Act - NMLS Info Not in File
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - FACTA Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - RESPA (2010) – Written Service Provider List Missing
Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure
																							-
858500475	XXXXXXXXXX	$129,485.06	TN	10/XX/2013	9/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2013 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA (2010) – Written Service Provider List Missing
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Application / Processing - Missing Document: Missing Lender's Initial 1003
																							-
563177411	XXXXXXXXXX	$148,936.97	NM	10/XX/2013	6/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Unable to determine the under disclosure missing the itemization of financed
Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure
Federal Compliance - (Missing Data) Last Rate Set Date
																							-
326644626	XXXXXXXXXX	$137,127.23	GA	9/XX/2013	6/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - TIL itemization did not disclose an appraisal review fee of $280 as prepaid finance charge.
Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - SAFE Act - NMLS Info Not in File
Federal Compliance - FACTA Disclosure Missing
																							-
167214288	XXXXXXXXXX	$60,377.68	AR	12/XX/2013	11/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2013 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure
Federal Compliance - SAFE Act - LO Company NMLS license status not approved
Federal Compliance - SAFE Act - Individual LO not licensed at time of application
Federal Compliance - SAFE Act - Individual LO NMLS license status not approved
Federal Compliance - SAFE Act - LO Company not licensed at time of application
Federal Compliance - FACTA Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Initial Loan Application Test
																							-
224731489	XXXXXXXXXX	$50,283.81	NY	12/XX/2013	11/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2013 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided): New York Subprime Loan: Counseling Disclosure not provided to borrower.
[B] State Compliance - (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage): New York Subprime Loan:  Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law.
[B] State Compliance - New York Subprime Home Loan Threshold Fixed Non-Compliant: New York Subprime Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of Prime Mortgage Market Rate 4.45000 + 1.75%, or 6.20000%.  Non-Compliant SubPrime Loan.
[B] State Compliance - (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided): New York Subprime Loan: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - SAFE Act - LO Company NMLS license status not approved
Federal Compliance - SAFE Act - LO Company not licensed at time of application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate
State Compliance - (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided)
State Compliance - New York Subprime Home Loan Threshold Fixed Non-Compliant
State Compliance - (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage)
State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided)
State Compliance - 5% late charge exceeds 2% maximum per state (NY).
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Federal HPML 2009 Compliant
																							-
838884649	XXXXXXXXXX	$79,099.17	TN	11/XX/2013	10/XX/2013	Second Home	Purchase					B	B	B	B	B
[B] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Second Home)
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2013 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - Disparity in Occupancy - Not High Cost
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely
Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																							-
148202999	XXXXXXXXXX	$81,661.65	AR	1/XX/2014	12/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2013 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Federal HPML 2009 Compliant
																							-
862473665	XXXXXXXXXX	$89,638.45	TN	11/XX/2013	10/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2013 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.
Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
Federal Compliance - Federal HPML 2009 Compliant
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
960975455	XXXXXXXXXX	$89,789.33	MS	11/XX/2013	10/XX/2013	Primary	Purchase		[B] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2095 used for incorrect Subject property type.: -			B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.: -
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2013 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.
																							-
405990700	XXXXXXXXXX	$115,414.04	NY	1/XX/2014	12/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2013 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided): New York Subprime Loan: Counseling Disclosure not provided to borrower.
[B] State Compliance - (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage): New York Subprime Loan:  Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law.
[B] State Compliance - New York Subprime Home Loan Threshold Fixed Non-Compliant: New York Subprime Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of Prime Mortgage Market Rate 4.45000 + 1.75%, or 6.20000%.  Non-Compliant SubPrime Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
State Compliance - New York Subprime Home Loan Threshold Fixed Non-Compliant
State Compliance - (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage)
State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided)
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - Federal HPML 2009 Compliant
State Compliance - 5% late charge exceeds 2% maximum per state (NY).
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
																							-
531415333	XXXXXXXXXX	$108,628.47	AL	11/XX/2013	8/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - SAFE Act - NMLS Info Not in File
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
																							-
272223414	XXXXXXXXXX	$83,997.64	TX	12/XX/2013	11/XX/2013	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2013 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
888640370	XXXXXXXXXX	$138,829.16	NM	11/XX/2013	10/XX/2013	Primary	Purchase		[B] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2095 used for incorrect Subject property type.: -			B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2013 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - SAFE Act - LO Company NMLS license status not approved
Federal Compliance - SAFE Act - Individual LO not licensed at time of application
Federal Compliance - SAFE Act - Individual LO NMLS license status not approved
Federal Compliance - SAFE Act - LO Company not licensed at time of application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure
Federal Compliance - (Missing Data) Last Rate Set Date
																							-
346210927	XXXXXXXXXX	$92,396.36	GA	12/XX/2013	11/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2013 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - SAFE Act - LO Company NMLS license status not approved
Federal Compliance - SAFE Act - Individual LO not licensed at time of application
Federal Compliance - SAFE Act - Individual LO NMLS license status not approved
Federal Compliance - SAFE Act - LO Company not licensed at time of application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
504855134	XXXXXXXXXX	$85,270.88	AL	3/XX/2014	9/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure
Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
152068035	XXXXXXXXXX	$91,113.99	TN	11/XX/2013	10/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2013 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - SAFE Act - LO Company NMLS license status not approved
Federal Compliance - SAFE Act - Individual LO not licensed at time of application
Federal Compliance - SAFE Act - Individual LO NMLS license status not approved
Federal Compliance - SAFE Act - LO Company not licensed at time of application
Federal Compliance - (Missing Data) Last Rate Set Date
																							-
594681341	XXXXXXXXXX	$56,373.32	AL	12/XX/2013	9/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
																							-
341057551	XXXXXXXXXX	$157,542.55	KY	11/XX/2013	10/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2013 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - unable to determine reason for under disclosure due to missing itemization
Federal Compliance - TIL-MDIA - Initial TIL Missing
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) – Written Service Provider List Missing
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
																							-
906944927	XXXXXXXXXX	$97,387.85	NY	10/XX/2013	9/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2013 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided): New York Subprime Loan: Counseling Disclosure not provided to borrower.
[B] State Compliance - (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage): New York Subprime Loan:  Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law.
[B] State Compliance - New York Subprime Home Loan Threshold Fixed Non-Compliant: New York Subprime Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of Prime Mortgage Market Rate 4.45000 + 1.75%, or 6.20000%.  Non-Compliant SubPrime Loan.
[B] State Compliance - (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided): New York Subprime Loan: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Federal HPML 2009 Compliant
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Final TIL Finance Charge Under Disclosed
State Compliance - (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided)
State Compliance - New York Subprime Home Loan Threshold Fixed Non-Compliant
State Compliance - (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage)
State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided)
State Compliance - New York Late Charge Percent Testing
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
																							-
371820921	XXXXXXXXXX	$80,919.21	GA	2/XX/2014	1/XX/2014	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2014 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[B] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate
Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - RESPA (2010) – Written Service Provider List Missing
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - FACTA Disclosure Missing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																							-
189659249	XXXXXXXXXX	$82,473.98	TN	12/XX/2013	9/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.
Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Federal HPML 2009 Compliant
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																							-
773151366	XXXXXXXXXX	$216,762.79	TX	12/XX/2013	11/XX/2013	UTD	Purchase		[B] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2095 used for incorrect Subject property type.: - [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2013 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - TIL-MDIA - Initial TIL Missing
Federal Compliance - RESPA (2010) – Written Service Provider List Missing
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																							-
828965086	XXXXXXXXXX	$108,897.66	VA	3/XX/2014	10/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[B] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Federal Compliance - Federal HPML 2009 Compliant
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - FACTA Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
873143708	XXXXXXXXXX	$89,983.34	IL	10/XX/2013	10/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2013 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Federal HPML 2009 Compliant
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
																							-
104918553	XXXXXXXXXX	$101,789.92	AR	2/XX/2014	10/XX/2013	Primary	Purchase		[B] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2095 used for incorrect Subject property type.: -			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
																		Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure Federal Compliance - Disbursement Date Missing Federal Compliance - (Missing Data) Last Rate Set Date Federal Compliance - Federal HPML 2009 Compliant					-
974577619	XXXXXXXXXX	$113,164.82	FL	1/XX/2014	10/XX/2013	Primary	Purchase		[B] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2095 used for incorrect Subject property type.: -			B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - Unable to determine the under disclosure  missing the itemization of financed
Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure
Federal Compliance - (Missing Data) Last Rate Set Date
																							-
854213214	XXXXXXXXXX	$76,994.21	TN	2/XX/2014	10/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) – Written Service Provider List Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - FACTA Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
																							-
480088837	XXXXXXXXXX	$105,570.05	MS	2/XX/2014	11/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - (Missing Data) Last Rate Set Date
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
344087185	XXXXXXXXXX	$54,430.50	AZ	3/XX/2014	11/XX/2013	Second Home	Purchase					B	B	B	B	B	[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers. [B] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing Federal Compliance - RESPA (2010) – Written Service Provider List Missing					-
928336874	XXXXXXXXXX	$116,434.81	KY	3/XX/2014	11/XX/2013	Primary	Purchase		[B] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2095 used for incorrect Subject property type.: -			B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
																		Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing Federal Compliance - FACTA Disclosure Missing Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure Federal Compliance - Federal HPML 2009 Compliant Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing Federal Compliance - (Missing Data) Last Rate Set Date					-
941594992	XXXXXXXXXX	$61,028.64	FL	1/XX/2014	11/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX

Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - Unable to determine the under disclosure due to missing Itemization of Amount Financed
Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
493123768	XXXXXXXXXX	$98,063.99	LA	3/XX/2014	11/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Federal HPML 2009 Compliant
																							-
267560989	XXXXXXXXXX	$140,048.23	AZ	2/XX/2014	12/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

Federal Compliance - Federal HPML 2009 Compliant
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - SAFE Act - NMLS Info Not in File
Federal Compliance - (Missing Data) Last Rate Set Date
																							-
619732215	XXXXXXXXXX	$198,558.67	TX	3/XX/2014	12/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Federal HPML 2009 Compliant
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
																							-
955627134	XXXXXXXXXX	$180,038.17	FL	3/XX/2014	11/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - Unable to determine the under disclosure due to missing itemization of amount financed.
Federal Compliance - Unable to determine the under disclosure due to missing Itemization of Amount Financed
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - FACTA Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
782408986	XXXXXXXXXX	$153,722.04	AL	2/XX/2014	11/XX/2013	Primary	Purchase		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Federal HPML 2009 Compliant
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																							-
668933877	XXXXXXXXXX	$145,412.45	FL	6/XX/2006	5/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
336707079	XXXXXXXXXX	$102,198.21	NC	3/XX/2006	2/XX/2006	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
																		General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test State Compliance - 5% late charge exceeds 4% maximum per state (NC). Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
519049606	XXXXXXXXXX	$61,193.63	GA	5/XX/2006	4/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
184002401	XXXXXXXXXX	$177,282.49	TN	7/XX/2006	4/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
719731894	XXXXXXXXXX	$112,178.01	FL	8/XX/2006	7/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Unable to determine the under disclosure due to missing Itemization of Amount Financed Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
763290200	XXXXXXXXXX	$66,818.06	OH	5/XX/2006	4/XX/2006	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
768640363	XXXXXXXXXX	$133,003.64	AL	6/XX/2006	5/XX/2006	Primary	Purchase		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine the cause of under-disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
735712509	XXXXXXXXXX	$64,994.03	FL	8/XX/2006	7/XX/2006	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing TIL Itemization. Under disclosure is fee related. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
992556741	XXXXXXXXXX	$58,991.10	OK	7/XX/2006	6/XX/2006	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125% Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
284700706	XXXXXXXXXX	$107,720.98	FL	8/XX/2006	7/XX/2006	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Unable to determine cause of under-disclosure due to missing itemization of amount financed.					-
897434371	XXXXXXXXXX	$133,564.26	FL	6/XX/2006	5/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation Federal Compliance - Missing Initial Loan Application Test					-
144201660	XXXXXXXXXX	$98,405.80	IL	7/XX/2006	6/XX/2006	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
876847571	XXXXXXXXXX	$132,124.59	FL	10/XX/2006	9/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
896613455	XXXXXXXXXX	$120,852.30	TN	7/XX/2006	6/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine cause of underdisclosure due to missing Itemization of Amount Financed. Federal Compliance - Disbursement Date Missing					-
421460379	XXXXXXXXXX	$95,909.25	AL	8/XX/2006	7/XX/2006	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
836260087	XXXXXXXXXX	$95,171.96	KY	8/XX/2006	6/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
657386342	XXXXXXXXXX	$80,663.53	KY	10/XX/2006	9/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
725294745	XXXXXXXXXX	$73,295.07	TN	8/XX/2006	7/XX/2006	Primary	Purchase					B	B	B	B	B		Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
365879470	XXXXXXXXXX	$80,673.04	MS	9/XX/2006	8/XX/2006	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Note late charge exceeds maximum per state.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Under disclosure due to incorrect payment stream of actual vs. calculated payment. Actual - 30 payments at $525.60 vs. Calculated - 359 at $528.62 and 1 at $525.70 State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000					-
749145358	XXXXXXXXXX	$109,628.63	TX	9/XX/2006	8/XX/2006	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																		Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
202599339	XXXXXXXXXX	$194,514.57	FL	10/XX/2006	9/XX/2006	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.					-
971847222	XXXXXXXXXX	$136,758.87	AL	9/XX/2006	2/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
300714250	XXXXXXXXXX	$42,382.43	IL	11/XX/2006	10/XX/2006	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
979934420	XXXXXXXXXX	$124,667.00	FL	11/XX/2006	10/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine the cause of underdisclosure due to missing Itemization of Amount Financed Federal Compliance - Unable to determine the cause of underdisclosure due to missing Itemization of Amount Financed					-
957217055	XXXXXXXXXX	$132,254.60	PA	1/XX/2007	11/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.	Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
596835591	XXXXXXXXXX	$76,881.84	TX	2/XX/2007	1/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Appraisal not provided					-
222887507	XXXXXXXXXX	$151,285.88	FL	2/XX/2007	12/XX/2006	Primary	Purchase		[B] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2095 used for incorrect Subject property type.: -			B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.	Federal Compliance - Disbursement Date Missing					-
813576114	XXXXXXXXXX	$142,458.04	FL	11/XX/2007	10/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
733490859	XXXXXXXXXX	$71,631.73	VA	1/XX/2008	12/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
406728526	XXXXXXXXXX	$101,184.54	GA	11/XX/2007	10/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
539380237	XXXXXXXXXX	$52,324.97	LA	11/XX/2007	10/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Appraisal not provided.					-
825999924	XXXXXXXXXX	$75,633.04	IL	12/XX/2007	11/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Missing Initial Loan Application Test					-
307375431	XXXXXXXXXX	$94,396.73	GA	11/XX/2007	10/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
890507088	XXXXXXXXXX	$76,990.64	SC	1/XX/2008	11/XX/2007	Primary	Purchase					B	B	B	B	B	[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided)					-
679250849	XXXXXXXXXX	$140,006.33	AZ	12/XX/2007	11/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
182327839	XXXXXXXXXX	$78,202.01	LA	1/XX/2008	11/XX/2007	Primary	Purchase					B	B	B	B	B		Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
495044787	XXXXXXXXXX	$155,686.44	FL	4/XX/2008	11/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
879261075	XXXXXXXXXX	$103,427.69	FL	1/XX/2008	12/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
742570283	XXXXXXXXXX	$58,960.13	FL	1/XX/2008	12/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
488034061	XXXXXXXXXX	$76,360.08	KY	2/XX/2008	1/XX/2008	Primary	Purchase					B	B	B	B	B		Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
519266120	XXXXXXXXXX	$115,272.07	GA	2/XX/2008	1/XX/2008	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
																		General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
198080452	XXXXXXXXXX	$185,545.48	TX	3/XX/2008	2/XX/2008	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
258683872	XXXXXXXXXX	$73,969.56	AZ	2/XX/2008	1/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
559548003	XXXXXXXXXX	$87,078.14	MO	4/XX/2008	3/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Missing Initial Loan Application Test					-
204859005	XXXXXXXXXX	$130,412.36	SC	2/XX/2008	1/XX/2008	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
993377687	XXXXXXXXXX	$68,769.45	GA	5/XX/2008	2/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
543468087	XXXXXXXXXX	$136,113.82	MS	5/XX/2008	4/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Note late charge exceeds maximum per state.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. State Compliance - 5% late charge exceeds the 4% maximum per state of MS. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
740498757	XXXXXXXXXX	$119,614.40	GA	6/XX/2008	5/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
919196611	XXXXXXXXXX	$87,324.84	IL	5/XX/2008	3/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed Federal Compliance - FACTA Disclosure Missing					-
630185510	XXXXXXXXXX	$64,074.95	FL	6/XX/2008	5/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
350565436	XXXXXXXXXX	$56,124.58	AR	5/XX/2008	6/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
601599241	XXXXXXXXXX	$112,314.43	FL	8/XX/2008	7/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Disbursement Date Missing Federal Compliance - Missing Initial Loan Application Test Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
896262531	XXXXXXXXXX	$185,563.20	FL	3/XX/2008	12/XX/2007	Primary	Purchase		[B] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2095 used for incorrect Subject property type.: -			B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Disbursement Date Missing					-
768048247	XXXXXXXXXX	$70,244.05	FL	5/XX/2008	4/XX/2008	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Unable to determine the under disclosure due to missing Itemization of Amount Financed Federal Compliance - Unable to determine the under disclosure due to missing Itemization of Amount Financed Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
954435688	XXXXXXXXXX	$72,934.78	FL	3/XX/2008	2/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
582188027	XXXXXXXXXX	$77,470.87	FL	1/XX/2009	12/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
461282285	XXXXXXXXXX	$80,566.88	FL	6/XX/2008	5/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
410976227	XXXXXXXXXX	$160,427.92	GA	5/XX/2008	4/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Missing Initial Loan Application Test					-
310602785	XXXXXXXXXX	$165,937.74	FL	6/XX/2008	5/XX/2008	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Disbursement Date Missing					-
798093640	XXXXXXXXXX	$75,487.28	GA	10/XX/2008	4/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.	Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
893667306	XXXXXXXXXX	$86,403.87	TX	5/XX/2008	4/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
827383466	XXXXXXXXXX	$95,136.79	AR	5/XX/2008	3/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
294530894	XXXXXXXXXX	$231,166.46	TX	4/XX/2008	3/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
842431844	XXXXXXXXXX	$72,806.10	GA	11/XX/2008	11/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
585155809	XXXXXXXXXX	$119,210.96	OK	6/XX/2008	3/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.	Federal Compliance - Disbursement Date Missing					-
186752481	XXXXXXXXXX	$96,191.53	KY	4/XX/2008	3/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
748515844	XXXXXXXXXX	$105,428.56	SC	9/XX/2008	7/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
114247083	XXXXXXXXXX	$103,630.42	TN	7/XX/2008	6/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
907022783	XXXXXXXXXX	$111,079.59	TX	11/XX/2008	7/XX/2008	Primary	Purchase					B	B	B	B	B		Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
257068890	XXXXXXXXXX	$146,745.26	MS	8/XX/2008	7/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Note late charge exceeds maximum per state.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. State Compliance - 5% late charge exceeds 4% maximum per state (MS) Federal Compliance - Missing Initial Loan Application Test					-
880992092	XXXXXXXXXX	$54,567.99	GA	10/XX/2008	9/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
785710874	XXXXXXXXXX	$83,751.99	AR	11/XX/2008	11/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
997200789	XXXXXXXXXX	$123,563.73	FL	1/XX/2009	12/XX/2008	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
136437983	XXXXXXXXXX	$116,248.52	OR	10/XX/2008	9/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
267057155	XXXXXXXXXX	$137,857.87	SC	11/XX/2008	10/XX/2008	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Under disclosure is payment stream related. The disclosed payment of $779.92 on the Note does not coincide with the loan terms. State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
438914440	XXXXXXXXXX	$107,252.87	AL	9/XX/2008	8/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
968792035	XXXXXXXXXX	$183,625.30	GA	9/XX/2008	8/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
252754405	XXXXXXXXXX	$80,451.06	TN	10/XX/2008	9/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
898539482	XXXXXXXXXX	$58,406.94	LA	9/XX/2008	8/XX/2008	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Unable to determine cause of under-disclosure due to missing Final TIL Itemization. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
978298667	XXXXXXXXXX	$106,438.22	FL	5/XX/2009	4/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
298391158	XXXXXXXXXX	$74,772.79	AR	11/XX/2008	10/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - FACTA Disclosure Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
374439901	XXXXXXXXXX	$129,521.01	NC	11/XX/2008	10/XX/2008	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Under disclosure is payment stream related. the disclosed payment of $891.95 on the Note does not coincide with the Note terms. State Compliance - North Carolina First Lien Late Charge Percent Testing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - (Missing Data) Last Rate Set Date Federal Compliance - FACTA Disclosure Missing					-
798109686	XXXXXXXXXX	$104,139.50	AL	12/XX/2008	11/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
131239037	XXXXXXXXXX	$109,727.90	LA	12/XX/2008	11/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.					-
466002575	XXXXXXXXXX	$102,067.43	IL	12/XX/2008	10/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
794633115	XXXXXXXXXX	$54,038.23	SC	12/XX/2008	11/XX/2008	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
																		State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
312526768	XXXXXXXXXX	$99,996.17	IL	1/XX/2009	12/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
300554940	XXXXXXXXXX	$100,578.62	GA	12/XX/2008	11/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
662757883	XXXXXXXXXX	$87,202.56	TX	1/XX/2009	12/XX/2008	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
856009233	XXXXXXXXXX	$107,774.56	FL	1/XX/2009	12/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
237139777	XXXXXXXXXX	$93,968.59	KY	1/XX/2009	11/XX/2008	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX

Federal Compliance - Terms of Note from origination require an uneven final payment of $1,234.32 resulting in under-disclosed finance charges.
Federal Compliance - Terms of Note from origination require an uneven final payment of $1,234.32 resulting in under-disclosed finance charges.
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																							-
494593363	XXXXXXXXXX	$183,710.67	AZ	2/XX/2009	1/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
889918027	XXXXXXXXXX	$122,154.76	GA	1/XX/2009	12/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
464170267	XXXXXXXXXX	$108,767.22	FL	1/XX/2009	12/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
974848420	XXXXXXXXXX	$133,232.59	FL	2/XX/2009	1/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
208235597	XXXXXXXXXX	$39,098.96	GA	2/XX/2009	1/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
892815917	XXXXXXXXXX	$76,426.53	AL	3/XX/2009	2/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test					-
697580567	XXXXXXXXXX	$151,111.87	AZ	3/XX/2009	2/XX/2009	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
760430622	XXXXXXXXXX	$52,751.46	TX	3/XX/2009	2/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
387442105	XXXXXXXXXX	$70,636.60	IL	4/XX/2009	3/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Appraisal not provided.					-
688087596	XXXXXXXXXX	$134,527.24	GA	11/XX/2009	9/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.	Federal Compliance - TIL-MDIA - Initial TIL Missing Federal Compliance - FACTA Disclosure Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
649877806	XXXXXXXXXX	$82,203.23	TX	11/XX/2009	10/XX/2009	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		Federal Compliance - Federal HPML 2009 Compliant Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - (Missing Data) Last Rate Set Date General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
206626085	XXXXXXXXXX	$109,874.19	GA	11/XX/2009	9/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.	Federal Compliance - TIL-MDIA - Initial TIL Missing Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
744775989	XXXXXXXXXX	$127,313.61	GA	12/XX/2009	11/XX/2009	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		Federal Compliance - Federal HPML 2009 Compliant Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - (Missing Data) Last Rate Set Date General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
675572480	XXXXXXXXXX	$118,566.43	GA	10/XX/2009	9/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.	Federal Compliance - TIL-MDIA - Initial TIL Missing Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
909435922	XXXXXXXXXX	$49,134.18	AR	1/XX/2010	8/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - TIL-MDIA - Initial TIL Missing					-
447729280	XXXXXXXXXX	$78,680.16	SC	11/XX/2009	10/XX/2009	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
Federal Compliance - Federal HPML 2009 Compliant
State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided)
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																							-
848033145	XXXXXXXXXX	$47,883.57	FL	12/XX/2009	8/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.	Federal Compliance - TIL-MDIA - Initial TIL Missing Federal Compliance - FACTA Disclosure Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
459921657	XXXXXXXXXX	$149,582.75	AL	2/XX/2010	12/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.	Federal Compliance - TIL-MDIA - Initial TIL Missing Federal Compliance - Disbursement Date Missing Federal Compliance - (Missing Data) Last Rate Set Date Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
508104581	XXXXXXXXXX	$149,981.23	KY	2/XX/2010	12/XX/2009	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																		Federal Compliance - Federal HPML 2009 Compliant Federal Compliance - Disbursement Date Missing Federal Compliance - (Missing Data) Last Rate Set Date General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
978381788	XXXXXXXXXX	$77,899.93	FL	12/XX/2009	11/XX/2009	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		Federal Compliance - Federal HPML 2009 Compliant Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - (Missing Data) Last Rate Set Date					-
290798006	XXXXXXXXXX	$108,394.78	LA	3/XX/2010	2/XX/2010	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2010 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - Federal HPML 2009 Compliant
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
																							-
341395899	XXXXXXXXXX	$69,751.80	AL	2/XX/2010	11/XX/2009	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																		Federal Compliance - Disbursement Date Missing Federal Compliance - (Missing Data) Last Rate Set Date Federal Compliance - Federal HPML 2009 Compliant General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
120720069	XXXXXXXXXX	$72,944.67	GA	5/XX/2005	1/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Under-disclosure is payment stream related. Discrepancy is caused by the calculation of payments versus reflection of payments within the Final TIL due to DSI Loan. Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
749926051	XXXXXXXXXX	$123,933.71	FL	4/XX/2005	2/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
403913852	XXXXXXXXXX	$63,767.70	GA	6/XX/2005	5/XX/2005	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Itemization not provided. Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
966086560	XXXXXXXXXX	$85,965.31	FL	8/XX/2005	7/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Unable to determine source of under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
453150559	XXXXXXXXXX	$226,032.71	AZ	9/XX/2005	8/XX/2005	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing Itemization of amount Financed. Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Unable to determine under disclosure due to missing Itemization of amount Financed. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
172916680	XXXXXXXXXX	$81,866.69	FL	8/XX/2005	7/XX/2005	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125% Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
191043549	XXXXXXXXXX	$120,820.39	FL	8/XX/2005	7/XX/2005	Primary	Purchase		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___			B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
664260418	XXXXXXXXXX	$66,368.32	FL	8/XX/2005	7/XX/2005	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
170775818	XXXXXXXXXX	$88,009.10	FL	8/XX/2005	7/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided	REVIEWER - GENERAL COMMENT (2019-11-27): Under disclosed due to fees charged. Unable to determine finance fees disclosed due to missing itemization of finance charges.				-
133782455	XXXXXXXXXX	$76,145.20	MO	7/XX/2005	6/XX/2005	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
708022001	XXXXXXXXXX	$93,473.38	TX	12/XX/2005	11/XX/2005	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided Miscellaneous Compliance - Initial TIL not provided Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
617372406	XXXXXXXXXX	$48,795.04	TX	11/XX/2005	10/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure, due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
861861290	XXXXXXXXXX	$109,139.73	GA	11/XX/2005	10/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
247851113	XXXXXXXXXX	$94,234.46	KY	12/XX/2005	11/XX/2005	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
203895490	XXXXXXXXXX	$94,516.27	FL	11/XX/2005	8/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
887746834	XXXXXXXXXX	$45,325.16	FL	12/XX/2005	11/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
898100819	XXXXXXXXXX	$93,212.66	IL	12/XX/2005	11/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.					-
317191224	XXXXXXXXXX	$92,683.58	TN	1/XX/2006	12/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine cause of under-disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
966347410	XXXXXXXXXX	$103,773.10	AZ	2/XX/2006	1/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Unable to determine source of under disclosure due to missing TIL Itemization. Federal Compliance - Missing Initial Loan Application Test					-
978690194	XXXXXXXXXX	$98,516.21	AR	2/XX/2006	1/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
270729967	XXXXXXXXXX	$195,820.30	AZ	3/XX/2006	2/XX/2006	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
367486545	XXXXXXXXXX	$89,334.25	TN	3/XX/2006	1/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
435338606	XXXXXXXXXX	$61,910.47	GA	3/XX/2006	2/XX/2006	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
306595299	XXXXXXXXXX	$122,931.20	MO	4/XX/2006	3/XX/2006	Primary	Purchase		[B] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2095 used for incorrect Subject property type.: -			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
168369866	XXXXXXXXXX	$106,197.99	TN	5/XX/2006	4/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
386415204	XXXXXXXXXX	$135,218.38	FL	5/XX/2006	3/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Disbursement Date Missing					-
705702848	XXXXXXXXXX	$55,556.50	TN	6/XX/2006	5/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
589295358	XXXXXXXXXX	$94,189.70	KY	1/XX/2007	12/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Under-disclosure is fee related. Unable to determine due to missing Final TIL Itemization. Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
205575359	XXXXXXXXXX	$89,577.81	TN	1/XX/2007	12/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
805424622	XXXXXXXXXX	$103,704.89	AL	4/XX/2007	1/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
739790072	XXXXXXXXXX	$86,471.67	FL	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
678265673	XXXXXXXXXX	$91,473.08	AL	4/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - FACTA Disclosure Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Unable to determine under disclosure, due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
779407322	XXXXXXXXXX	$80,553.78	GA	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Disbursement Date Missing					-
979032444	XXXXXXXXXX	$105,627.40	TX	5/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.					-
673245890	XXXXXXXXXX	$85,846.94	IL	8/XX/2007	7/XX/2007	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
620630021	XXXXXXXXXX	$144,964.59	AL	6/XX/2007	3/XX/2006	Primary	Purchase					B	B	B	B	B		Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
447074923	XXXXXXXXXX	$49,507.46	TN	5/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
949770122	XXXXXXXXXX	$73,923.02	IL	6/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	B		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
161050078	XXXXXXXXXX	$66,916.89	AL	6/XX/2007	4/XX/2007	Primary	Purchase					A	A	A	A	A							-
176831869	XXXXXXXXXX	$142,794.72	FL	5/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Unable to determine under disclosure, due to missing itemization of amount financed.					-
512301941	XXXXXXXXXX	$119,158.00	FL	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
884838438	XXXXXXXXXX	$94,097.25	SC	7/XX/2007	6/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
866288503	XXXXXXXXXX	$430,735.51	CA	5/XX/2007	2/XX/2007	Primary	Purchase					A	A	A	A	A							-
374513716	XXXXXXXXXX	$159,292.42	FL	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
631501218	XXXXXXXXXX	$71,288.33	GA	6/XX/2007	1/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.	State Compliance - Georgia Home Loan (Arbitration Clause) Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
266704113	XXXXXXXXXX	$37,147.74	VA	9/XX/2007	8/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Missing Initial Loan Application Test					-
953037472	XXXXXXXXXX	$245,670.82	FL	7/XX/2007	6/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
957721506	XXXXXXXXXX	$111,849.34	FL	7/XX/2007	6/XX/2007	Primary	Construction-Permanent		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___			B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing the TIL itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
463220364	XXXXXXXXXX	$88,157.21	FL	5/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
507952010	XXXXXXXXXX	$80,455.69	WV	9/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
272941606	XXXXXXXXXX	$116,970.27	IL	7/XX/2007	6/XX/2007	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Disclosed payment on Note of $773.51does not correspond with the loan amount, loan term, and interest rate on the loan. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
580283846	XXXXXXXXXX	$76,629.70	WV	8/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
627891938	XXXXXXXXXX	$119,878.26	FL	8/XX/2007	7/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Missing Initial Loan Application Test					-
418670800	XXXXXXXXXX	$67,145.13	MS	7/XX/2007	6/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Note late charge exceeds maximum per state.	State Compliance - A late payment charge, not exceeding $5 or 4% of the amount of any delinquency, whichever is greater, Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
676558956	XXXXXXXXXX	$140,641.72	TX	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.	Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
830235874	XXXXXXXXXX	$60,797.56	KY	8/XX/2007	6/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.	Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
879082766	XXXXXXXXXX	$60,470.56	FL	10/XX/2007	9/XX/2007	UTD	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.					-
914346693	XXXXXXXXXX	$139,365.69	AL	9/XX/2007	8/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Missing Initial Loan Application Test					-
543911437	XXXXXXXXXX	$127,446.51	AZ	9/XX/2007	8/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
163702619	XXXXXXXXXX	$243,721.19	FL	9/XX/2007	8/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Missing Initial Loan Application Test					-
204951712	XXXXXXXXXX	$65,825.35	TX	8/XX/2007	7/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
876999932	XXXXXXXXXX	$98,585.78	OK	9/XX/2007	8/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
271303223	XXXXXXXXXX	$118,933.35	FL	9/XX/2007	8/XX/2007	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
402262368	XXXXXXXXXX	$177,406.78	AZ	10/XX/2007	9/XX/2007	Second Home	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
801403207	XXXXXXXXXX	$97,408.59	AL	10/XX/2007	9/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Disbursement Date Missing Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
283491453	XXXXXXXXXX	$142,727.23	SC	9/XX/2007	9/XX/2007	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
																		State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
523839513	XXXXXXXXXX	$89,276.41	IL	9/XX/2007	8/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - FACTA Disclosure Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
889686207	XXXXXXXXXX	$71,366.87	PA	11/XX/2007	10/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
367106599	XXXXXXXXXX	$91,540.37	LA	9/XX/2007	8/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.					-
360609453	XXXXXXXXXX	$160,790.53	FL	10/XX/2007	8/XX/2007	Primary	Purchase					B	B	B	B	B		Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
782588777	XXXXXXXXXX	$82,004.08	TX	3/XX/2008	9/XX/2007	Primary	Purchase		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___			B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
206924354	XXXXXXXXXX	$58,346.85	LA	1/XX/2008	12/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
910938474	XXXXXXXXXX	$82,030.21	AL	11/XX/2007	10/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
451035565	XXXXXXXXXX	$78,838.92	GA	7/XX/2008	6/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Missing Initial Loan Application Test					-
678217423	XXXXXXXXXX	$88,176.19	SC	5/XX/2008	4/XX/2008	Primary	Purchase					B	B	B	B	B	[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Under disclosure appears to be fee related. State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided)					-
268404700	XXXXXXXXXX	$118,378.16	LA	5/XX/2008	4/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
732600613	XXXXXXXXXX	$113,046.17	GA	5/XX/2008	4/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
236562955	XXXXXXXXXX	$98,493.90	GA	6/XX/2008	5/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Miscellaneous Compliance - Initial TIL not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
432839337	XXXXXXXXXX	$73,877.33	LA	6/XX/2008	5/XX/2008	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
174197844	XXXXXXXXXX	$101,299.52	SC	5/XX/2008	4/XX/2008	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
																		Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
428538304	XXXXXXXXXX	$91,794.75	GA	9/XX/2011	6/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

Federal Compliance - SAFE Act - NMLS Info Not in File
Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure
Federal Compliance - (Missing Data) Last Rate Set Date
																							-
947652080	XXXXXXXXXX	$95,819.16	SC	6/XX/2008	5/XX/2008	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
																		State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
108564507	XXXXXXXXXX	$61,160.56	NY	9/XX/2008	4/XX/2008	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] State Compliance - (State HPML Provision) New York Subprime Loan (Ability to Repay not Verified): New York Subprime Loan:  Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided): New York Subprime Loan: Counseling Disclosure not provided to borrower.
[B] State Compliance - (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage): New York Subprime Loan:  Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law.
[B] State Compliance - New York Subprime Home Loan Threshold Fixed Non-Compliant: New York Subprime Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of Prime Mortgage Market Rate 4.45000 + 1.75%, or 6.20000%.  Non-Compliant SubPrime Loan.
[B] State Compliance - (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided): New York Subprime Loan: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

State Compliance - (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided)
State Compliance - (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage)
State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided)
State Compliance - (State HPML Provision) New York Subprime Loan (Ability to Repay not Verified)
State Compliance - New York Subprime Home Loan Threshold Fixed Non-Compliant
State Compliance - New York Late Charge Percent Testing
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
327816134	XXXXXXXXXX	$84,842.98	GA	6/XX/2008	4/XX/2008	Primary	Purchase					B	B	B	B	B		Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
549485284	XXXXXXXXXX	$122,449.78	TX	2/XX/2009	10/XX/2008	Primary	Purchase					B	B	B	B	B		Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
792157191	XXXXXXXXXX	$104,498.78	GA	6/XX/2008	5/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
318258060	XXXXXXXXXX	$87,938.47	KY	8/XX/2008	7/XX/2008	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
378377244	XXXXXXXXXX	$64,945.91	IL	7/XX/2008	5/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
531153053	XXXXXXXXXX	$96,321.58	VA	6/XX/2008	5/XX/2008	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
																		State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
773614396	XXXXXXXXXX	$168,854.52	AZ	7/XX/2008	6/XX/2008	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
611472589	XXXXXXXXXX	$125,283.48	GA	7/XX/2008	6/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
359992402	XXXXXXXXXX	$130,198.95	MS	10/XX/2008	9/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Note late charge exceeds maximum per state.	State Compliance - 5% late charge exceeds 4% maximum per state MS. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
706885836	XXXXXXXXXX	$38,791.51	MS	10/XX/2008	9/XX/2008	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Note late charge exceeds maximum per state.
																		State Compliance - 5% late charge exceeds 4% maximum per state MS Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
523039987	XXXXXXXXXX	$51,193.18	TX	8/XX/2008	7/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
338424934	XXXXXXXXXX	$107,866.09	FL	7/XX/2008	6/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - FACTA Disclosure Missing					-
427754080	XXXXXXXXXX	$124,774.60	AR	8/XX/2008	7/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
330977467	XXXXXXXXXX	$115,136.49	GA	11/XX/2008	6/XX/2008	Primary	Purchase		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___			B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - FACTA Disclosure Missing Federal Compliance - Terms of note from origination required an uneven final payment of $3,361.41 resulting in under-disclosed finance charges. Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
673226413	XXXXXXXXXX	$90,804.41	FL	8/XX/2008	4/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
267834563	XXXXXXXXXX	$75,371.90	FL	9/XX/2008	8/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
279834987	XXXXXXXXXX	$132,554.70	FL	7/XX/2008	6/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Missing Initial Loan Application Test					-
153291189	XXXXXXXXXX	$120,987.40	PA	9/XX/2008	8/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - FACTA Disclosure Missing Federal Compliance - Missing Initial Loan Application Test					-
969548291	XXXXXXXXXX	$62,255.35	LA	8/XX/2008	6/XX/2008	Primary	Purchase					B	B	B	B	B		Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
959325242	XXXXXXXXXX	$65,487.89	PA	1/XX/2009	12/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
136376108	XXXXXXXXXX	$105,639.96	WV	7/XX/2008	5/XX/2008	Primary	Purchase					B	B	B	B	B		General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
786316043	XXXXXXXXXX	$146,734.16	AZ	9/XX/2008	9/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Disbursement Date Missing Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
333349577	XXXXXXXXXX	$144,651.69	AZ	10/XX/2008	9/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
764563329	XXXXXXXXXX	$63,093.80	IL	6/XX/2009	5/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
455056413	XXXXXXXXXX	$86,726.74	LA	5/XX/2009	12/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
936874176	XXXXXXXXXX	$91,531.72	NY	5/XX/2009	4/XX/2009	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] State Compliance - (State HPML Provision) New York Subprime Loan (Ability to Repay not Verified): New York Subprime Loan:  Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided): New York Subprime Loan: Counseling Disclosure not provided to borrower.
[B] State Compliance - (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage): New York Subprime Loan:  Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law.
[B] State Compliance - New York Subprime Home Loan Threshold Fixed Non-Compliant: New York Subprime Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of Prime Mortgage Market Rate 4.45000 + 1.75%, or 6.20000%.  Non-Compliant SubPrime Loan.
[B] State Compliance - (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided): New York Subprime Loan: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

State Compliance - (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided)
State Compliance - New York Subprime Home Loan Threshold Fixed Non-Compliant
State Compliance - (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage)
State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided)
State Compliance - (State HPML Provision) New York Subprime Loan (Ability to Repay not Verified)
State Compliance - New York Late Charge Percent Testing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																							-
525528217	XXXXXXXXXX	$61,588.55	GA	5/XX/2009	5/XX/2009	Primary	Purchase					B	B	B	B	B		Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
621822578	XXXXXXXXXX	$77,181.47	TX	6/XX/2009	4/XX/2009	Primary	Purchase					A	A	A	A	A							-
411138791	XXXXXXXXXX	$62,462.76	MS	6/XX/2009	5/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Note late charge exceeds maximum per state.	State Compliance - 5% late charge exceeds 4% maximum per state (MS.) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
973159746	XXXXXXXXXX	$76,905.32	IL	6/XX/2009	5/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.	Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
939395747	XXXXXXXXXX	$109,687.10	AL	7/XX/2009	6/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
710923842	XXXXXXXXXX	$97,226.86	GA	7/XX/2009	7/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
709686364	XXXXXXXXXX	$309,455.23	CA	8/XX/2009	7/XX/2009	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
263426596	XXXXXXXXXX	$121,816.04	AL	8/XX/2009	7/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
349537316	XXXXXXXXXX	$156,496.04	LA	7/XX/2009	6/XX/2009	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
561734935	XXXXXXXXXX	$98,626.16	MS	7/XX/2009	6/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Note late charge exceeds maximum per state.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided State Compliance - 5% late charge exceeds 4% maximum per state (MS.) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
476215236	XXXXXXXXXX	$85,261.98	GA	7/XX/2009	6/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Under disclosure appears to be payment stream related, due to DSI. Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
490386743	XXXXXXXXXX	$139,926.83	IL	7/XX/2009	6/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
264757924	XXXXXXXXXX	$91,230.70	TN	8/XX/2009	7/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
909489368	XXXXXXXXXX	$68,232.68	LA	8/XX/2009	7/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
927534433	XXXXXXXXXX	$38,062.86	TX	8/XX/2009	7/XX/2009	Primary	Purchase					A	A	A	A	A							-
430833030	XXXXXXXXXX	$169,104.45	CA	8/XX/2009	7/XX/2009	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.
																		Federal Compliance - Disbursement Date Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
457925782	XXXXXXXXXX	$70,417.32	SC	8/XX/2009	7/XX/2009	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
																		State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
823132976	XXXXXXXXXX	$98,389.15	TN	8/XX/2009	7/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
923315261	XXXXXXXXXX	$116,818.74	AZ	8/XX/2009	7/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
233514480	XXXXXXXXXX	$115,116.04	FL	8/XX/2009	7/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
873691664	XXXXXXXXXX	$120,063.66	FL	8/XX/2009	7/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Disbursement Date Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
366687527	XXXXXXXXXX	$71,512.38	GA	10/XX/2009	10/XX/2009	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		Federal Compliance - Federal HPML 2009 Compliant Federal Compliance - Disbursement Date Missing Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - (Missing Data) Last Rate Set Date					-
850083678	XXXXXXXXXX	$88,292.95	KY	9/XX/2009	8/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.	Federal Compliance - TIL-MDIA - Initial TIL Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
563588389	XXXXXXXXXX	$55,433.07	NY	11/XX/2009	9/XX/2009	Primary	Purchase					B	B	B	B	B
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] State Compliance - (State HPML Provision) New York Subprime Loan (Ability to Repay not Verified): New York Subprime Loan:  Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided): New York Subprime Loan: Counseling Disclosure not provided to borrower.
[B] State Compliance - (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage): New York Subprime Loan:  Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law.
[B] State Compliance - New York Subprime Home Loan Threshold Fixed Non-Compliant: New York Subprime Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of Prime Mortgage Market Rate 4.45000 + 1.75%, or 6.20000%.  Non-Compliant SubPrime Loan.
[B] State Compliance - (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided): New York Subprime Loan: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

Federal Compliance - TIL-MDIA - Initial TIL Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
State Compliance - (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided)
State Compliance - New York Subprime Home Loan Threshold Fixed Non-Compliant
State Compliance - (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage)
State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided)
State Compliance - (State HPML Provision) New York Subprime Loan (Ability to Repay not Verified)
State Compliance - New York Late Charge Percent Testing
Federal Compliance - (Missing Data) Last Rate Set Date
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
689344535	XXXXXXXXXX	$92,677.78	GA	4/XX/2010	2/XX/2010	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
																		Federal Compliance - Federal HPML 2009 Compliant Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate Federal Compliance - (Missing Data) Last Rate Set Date					-
871169242	XXXXXXXXXX	$96,255.49	KY	4/XX/2010	3/XX/2010	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2010 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Unable to determine HUD Settlement Booklet was provided due to missing information.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Timing Test
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) – Written Service Provider List Missing
Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Federal HPML 2009 Compliant
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
																							-
382794733	XXXXXXXXXX	$85,615.60	GA	5/XX/2010	4/XX/2010	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2010 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) – Written Service Provider List Missing
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
513103108	XXXXXXXXXX	$101,137.14	GA	4/XX/2010	3/XX/2010	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2010 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - Federal HPML 2009 Compliant
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
																							-
830975263	XXXXXXXXXX	$109,036.59	AL	5/XX/2010	4/XX/2010	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2010 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - TIL-MDIA - Initial TIL Missing
Federal Compliance - RESPA -  Initial GFE Missing
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
																							-
790189219	XXXXXXXXXX	$154,475.85	FL	5/XX/2010	4/XX/2010	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2010 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.
Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Federal HPML 2009 Compliant
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																							-
894437033	XXXXXXXXXX	$183,125.53	GA	5/XX/2010	4/XX/2010	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2010 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
																							-
834856410	XXXXXXXXXX	$131,351.03	NC	5/XX/2010	4/XX/2010	Primary	Purchase					B	B	B	B	B
[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TIL-MDIA - Initial TIL Missing
State Compliance - North Carolina First Lien Late Charge Percent Testing
Federal Compliance - RESPA -  Initial GFE Missing
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - (Missing Data) Last Rate Set Date
																							-
387832089	XXXXXXXXXX	$66,803.19	TN	5/XX/2010	4/XX/2010	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2010 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) – Written Service Provider List Missing
Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Federal FACTA Disclosure Timing Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
693762637	XXXXXXXXXX	$90,544.73	LA	6/XX/2010	5/XX/2010	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2010 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Miscellaneous Compliance - Evidence of rate lock not provided.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
																							-
560746356	XXXXXXXXXX	$198,495.21	TX	6/XX/2010	5/XX/2010	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2010 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
																							-
873841771	XXXXXXXXXX	$120,910.19	GA	5/XX/2010	4/XX/2010	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2010 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
General Appraisal Requirements - Appraisal not provided.
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
																							-
856393751	XXXXXXXXXX	$185,952.45	TX	6/XX/2010	5/XX/2010	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2010 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
																							-
767206338	XXXXXXXXXX	$104,520.26	CA	7/XX/2010	6/XX/2010	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2010 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - CHARM Booklet Disclosure Timing
Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - RESPA (2010) - 10% Tolerance With Cure
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - ARM Disclosure Timing Test
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																							-
636544037	XXXXXXXXXX	$99,265.43	SC	9/XX/2010	7/XX/2010	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

Federal Compliance - Federal HPML 2009 Compliant
State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided)
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - (Missing Data) Last Rate Set Date
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
228086711	XXXXXXXXXX	$98,367.79	FL	12/XX/2010	10/XX/2010	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2010 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - (Missing Data) Last Rate Set Date
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
																							-
149191514	XXXXXXXXXX	$88,794.77	GA	1/XX/2011	12/XX/2010	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2010 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) – Written Service Provider List Missing
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Federal HPML 2009 Compliant
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																							-
825148079	XXXXXXXXXX	$115,711.46	IL	1/XX/2011	12/XX/2010	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  First Change Date on GFE Inaccurate: RESPA (2010): First Change Date on GFE does not match First Change Date on Note.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
																		Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA (2010) - First Change Date on Final HUD-1 Inaccurate Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate Federal Compliance - RESPA (2010) - First Change Date on GFE Inaccurate Federal Compliance - (Missing Data) Last Rate Set Date Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing					-
318358138	XXXXXXXXXX	$210,997.27	VA	3/XX/2011	11/XX/2010	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[B] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Timing Test
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
																							-
604473809	XXXXXXXXXX	$93,989.85	GA	2/XX/2011	1/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TIL-MDIA - Initial TIL Missing
Federal Compliance - RESPA -  Initial GFE Missing
Federal Compliance - SAFE Act - NMLS Info Not in File
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Closing / Title - (Doc Error) TIL Error: TIL did not reflect the required verbiage
																							-
648049213	XXXXXXXXXX	$161,619.25	AR	10/XX/2011	9/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2011 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.
[B] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The fully-indexed rate on the Final TIL does not match the fully-indexed rate for the loan.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan)
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Timing Test
Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
																							-
998424986	XXXXXXXXXX	$102,247.23	NC	10/XX/2011	9/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2011 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[B] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The fully-indexed rate on the Final TIL does not match the fully-indexed rate for the loan.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - ARM Disclosure Timing Test
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate
State Compliance - 5% late charge exceeds the 4% maximum per (NC)
Federal Compliance - (Missing Data) Last Rate Set Date
																							-
152980995	XXXXXXXXXX	$89,444.40	TX	10/XX/2011	9/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2011 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The fully-indexed rate on the Final TIL does not match the fully-indexed rate for the loan.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - CHARM Booklet Disclosure Timing
Federal Compliance - ARM Disclosure Timing Test
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - (Missing Data) Last Rate Set Date
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
838988801	XXXXXXXXXX	$91,694.42	TX	11/XX/2011	9/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[B] Federal Compliance - TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.
[B] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The fully-indexed rate on the Final TIL does not match the fully-indexed rate for the loan.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate
Federal Compliance - TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - SAFE Act - NMLS Info Not in File
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
																							-
517885896	XXXXXXXXXX	$78,080.13	FL	11/XX/2011	9/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.
[B] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Inaccurate: Unable to determine if the Discounted Introductory Rate Term matches the Note Rate on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate: Unable to determine if the Adjusted Rate matches the fully indexed rate on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Period Inaccurate: Unable to determine if the Discounted Introductory Rate matches the ARM Adjustment Term on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: Unable to determine if the Discounted Introductory Rate adjustment month matches the adjustment date on the loan due to missing information.

Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate
Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Period Inaccurate
Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate
Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Inaccurate
Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - ARM Disclosure Timing Test
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan)
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) – Written Service Provider List Missing
Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate
Federal Compliance - SAFE Act - NMLS Info Not in File
Federal Compliance - (Missing Data) Last Rate Set Date
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
967656033	XXXXXXXXXX	$112,160.78	AR	10/XX/2011	9/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2011 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.
[B] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The fully-indexed rate on the Final TIL does not match the fully-indexed rate for the loan.

Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - Unable to test due to missing initial loan application.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - SAFE Act - LO Company NMLS license status not approved
Federal Compliance - SAFE Act - LO Company not licensed at time of application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
																							-
383035787	XXXXXXXXXX	$79,155.54	OH	11/XX/2011	10/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2011 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)
State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Federal HPML 2009 Compliant
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
																							-
668769270	XXXXXXXXXX	$103,876.70	OK	1/XX/2012	9/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] State Compliance - (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Oklahoma Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 2.89% + 1.5%, or 4.39000%.  Compliant Higher Priced Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[B] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: Truth in Lending Act (MDIA 2011): Adjustable rate introductory period on Final TIL does not match introductory period for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.
[B] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The fully-indexed rate on the Final TIL does not match the fully-indexed rate for the loan.

State Compliance - (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)
Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - SAFE Act - NMLS Info Not in File
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate
Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan)
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - (Missing Data) Last Rate Set Date
																							-
143202286	XXXXXXXXXX	$77,603.63	IL	2/XX/2012	10/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing Federal Compliance - SAFE Act - NMLS Info Not in File Federal Compliance - (Missing Data) Last Rate Set Date Federal Compliance - Federal HPML 2009 Compliant Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing					-
895137884	XXXXXXXXXX	$84,648.08	MS	2/XX/2012	1/XX/2012	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.
[B] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The fully-indexed rate on the Final TIL does not match the fully-indexed rate for the loan.

Federal Compliance - ARM Disclosure Timing Test
Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - FACTA Disclosure Missing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
State Compliance - 5% late charge exceeds 45 maximum per state MS.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Last Rate Set Date
																							-
916568554	XXXXXXXXXX	$155,799.02	AR	1/XX/2012	7/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[B] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
																		Federal Compliance - SAFE Act - NMLS Info Not in File Federal Compliance - Federal HPML 2009 Compliant Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate Federal Compliance - Disbursement Date Missing Federal Compliance - (Missing Data) Last Rate Set Date					-
285592704	XXXXXXXXXX	$107,198.48	NY	3/XX/2012	12/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] State Compliance - (State HPML Provision) New York Subprime Loan (Arbitration Clause): New York Subprime Loan: Mortgage loan contains an unfair or oppressive arbitration clause.
[B] State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided): New York Subprime Loan: Counseling Disclosure not provided to borrower.
[B] State Compliance - (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage): New York Subprime Loan:  Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law.
[B] State Compliance - New York Subprime Home Loan Threshold Fixed Non-Compliant: New York Subprime Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of Prime Mortgage Market Rate 4.45000 + 1.75%, or 6.20000%.  Non-Compliant SubPrime Loan.
[B] State Compliance - (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided): New York Subprime Loan: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

State Compliance - (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided)
State Compliance - New York Subprime Home Loan Threshold Fixed Non-Compliant
State Compliance - (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage)
State Compliance - (State HPML Provision) New York Subprime Loan (Arbitration Clause)
Federal Compliance - SAFE Act - NMLS Info Not in File
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided)
State Compliance - 5% late charge exceeds 2% maximum for the state of NY.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Federal HPML 2009 Compliant
																							-
847217021	XXXXXXXXXX	$107,478.05	MO	1/XX/2012	8/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[B] Federal Compliance - RESPA (2010) -  First Change Date on GFE Inaccurate: RESPA (2010): First Change Date on GFE does not match First Change Date on Note.
[B] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[B] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[B] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: Truth in Lending Act (MDIA 2011): Adjustable rate introductory period on Final TIL does not match introductory period for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.
[B] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The fully-indexed rate on the Final TIL does not match the fully-indexed rate for the loan.
[B] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Period Inaccurate: Truth in Lending Act (MDIA 2011):  The discounted introductory rate period on the Final TIL does not match the discounted introductory rate period for the loan.
[B] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The Discounted Interest Rate change date on the Final TIL does not match the discounted interest change date for the loan.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Timing Test
Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate
Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Period Inaccurate
Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate
Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan)
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate
Federal Compliance - RESPA (2010) -  First Change Date on GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - SAFE Act - NMLS Info Not in File
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Federal HPML 2009 Compliant
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
																							-
753776481	XXXXXXXXXX	$44,830.19	NC	1/XX/2012	12/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2011 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] State Compliance - North Carolina Rate Spread Threshold Test Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of US Treasury 4.2800% + 3%, or 7.28000% and Conventional Mortgage Rate 5.6700% + 1.75%, or 7.42000%.  Non-Compliant Rate Spread Home Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
State Compliance - North Carolina Rate Spread Threshold Test Compliant
State Compliance - 5% late fee exceeds the 4% maximum per state (NC).
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Federal HPML 2009 Compliant
																							-
671246399	XXXXXXXXXX	$188,914.70	AZ	3/XX/2012	9/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The fully-indexed rate on the Final TIL does not match the fully-indexed rate for the loan.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.
Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate
Federal Compliance - SAFE Act - NMLS Info Not in File
Federal Compliance - (Missing Data) Last Rate Set Date
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
																							-
402353838	XXXXXXXXXX	$91,565.80	AL	3/XX/2012	2/XX/2012	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2012 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) – Written Service Provider List Missing
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
																							-
877470485	XXXXXXXXXX	$52,180.09	TX	10/XX/2007	8/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
367248318	XXXXXXXXXX	$98,990.03	FL	10/XX/2007	9/XX/2007	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - TIL itemization did not disclose a Modification Document Prep Fee of $125 as prepaid finance charge. Federal Compliance - TIL itemization did not disclose a Modification Document Prep Fee of $125 as prepaid finance charge. Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
212368818	XXXXXXXXXX	$53,452.14	TX	11/XX/2007	7/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.	Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
514176314	XXXXXXXXXX	$100,292.68	OK	5/XX/2013	12/XX/2012	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] State Compliance - (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Oklahoma Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 2.89% + 1.5%, or 4.39000%.  Compliant Higher Priced Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX

Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.
State Compliance - (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - SAFE Act - NMLS Info Not in File
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Federal HPML 2009 Compliant
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
																							-
633848788	XXXXXXXXXX	$148,568.27	LA	6/XX/2013	5/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - FACTA Disclosure Missing
																							-
228731560	XXXXXXXXXX	$88,664.76	AL	6/XX/2013	4/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - SAFE Act - NMLS Info Not in File
Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																							-
456911837	XXXXXXXXXX	$178,164.31	LA	7/XX/2013	6/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2013 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																							-
238600715	XXXXXXXXXX	$88,075.88	OK	7/XX/2013	6/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2013 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Oklahoma Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 2.89% + 1.5%, or 4.39000%.  Compliant Higher Priced Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
State Compliance - (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - SAFE Act - LO Company NMLS license status not approved
Federal Compliance - SAFE Act - LO Company not licensed at time of application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Federal HPML 2009 Compliant
																							-
274468581	XXXXXXXXXX	$160,444.58	AR	7/XX/2013	6/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2013 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Federal HPML 2009 Compliant
																							-
844230599	XXXXXXXXXX	$143,575.74	FL	8/XX/2013	7/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2013 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
																							-
942105365	XXXXXXXXXX	$96,470.49	AL	10/XX/2013	7/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.

Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan)
Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate
Federal Compliance - SAFE Act - NMLS Info Not in File
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Last Rate Set Date
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
178472291	XXXXXXXXXX	$108,271.77	NY	10/XX/2013	7/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[B] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - The CHARM booklet is provided; however, there is not a date sent provided.
Federal Compliance - ARM Disclosure Timing Test
State Compliance - 5% late charge exceeds the 2% maximum per (NY)
Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure
Federal Compliance - SAFE Act - NMLS Info Not in File
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																							-
781951454	XXXXXXXXXX	$77,805.71	SC	10/XX/2013	9/XX/2013	Second Home	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2013 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

Federal Compliance - SAFE Act - LO Company NMLS license status not approved
Federal Compliance - SAFE Act - LO Company not licensed at time of application
Federal Compliance - TIL-MDIA - Initial TIL Missing
Federal Compliance - RESPA -  Initial GFE Missing
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																							-
304763821	XXXXXXXXXX	$100,931.83	TN	10/XX/2013	8/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

Federal Compliance - TIL-MDIA - Initial TIL Missing
Federal Compliance - RESPA -  Initial GFE Missing
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - SAFE Act - NMLS Info Not in File
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
410939338	XXXXXXXXXX	$169,880.63	LA	11/XX/2013	7/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.

Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure
Federal Compliance - SAFE Act - NMLS Info Not in File
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
																							-
962817203	XXXXXXXXXX	$83,529.01	MS	11/XX/2013	10/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2013 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Timing Test
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
State Compliance - 5% late charge exceeds 4% maximum per state (MS).
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
592816001	XXXXXXXXXX	$86,647.60	MO	4/XX/2011	2/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[B] Federal Compliance - RESPA (2010) -  First Change Date on GFE Inaccurate: RESPA (2010): First Change Date on GFE does not match First Change Date on Note.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.
[B] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[B] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: Truth in Lending Act (MDIA 2011): Adjustable rate introductory period on Final TIL does not match introductory period for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Unable to determine the Max Ever Number of Years on the Final TIL on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Unable to test the Max Ever Escrow Payment on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Unable to test the Max Ever Interest Rate on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Unable to test the Max Ever P&I Payment on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Unable to test the Max Ever Total Payment on the Final TIL due to missing information.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - ARM Disclosure Timing Test
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate
Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan)
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA - Incorrect HUD-1 Form Used
Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA (2010) -  First Change Date on GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - SAFE Act - NMLS Info Not in File
Federal Compliance - (Missing Data) Last Rate Set Date
Closing / Title - (Doc Error) TIL Error: TIL did not reflect the required verbiage
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																							-
183951364	XXXXXXXXXX	$79,012.09	AL	5/XX/2011	2/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX

Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - SAFE Act - NMLS Info Not in File
Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.
Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.
Federal Compliance - RESPA (2010) – Written Service Provider List Missing
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - (Missing Data) Last Rate Set Date
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
208083090	XXXXXXXXXX	$93,413.09	KY	5/XX/2011	3/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[B] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Unable to determine if the Max First Five Years Date on the Final TIL matches the Max Five Year Date on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Unable to test Max First Five Years Escrow Payment on the Final TIL on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Unable to test the Max First Five Years Interest Rate on the Final TIL due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Unable to determine if the Max First Five Years Principal and Interest Payment on the Final TIL matches the Max Five Year Principal and Interest Payment on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Unable to test the Max First Five Years Total Payment on the Final TIL due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: Unable to test Introductory Period due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Unable to determine the Max Ever Number of Years on the Final TIL on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Unable to test the Max Ever Escrow Payment on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Unable to test the Max Ever Interest Rate on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Unable to test the Max Ever P&I Payment on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Unable to test the Max Ever Total Payment on the Final TIL due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Unable to test the Escrow Payment on the Final TIL due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Unable to test Introductory Interest Rate due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Unable to determine if the Principal and Interest Payment on the Final TIL matches the Principal and Interest Payment on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Unable to determine if the Total Payment on the Final TIL matches the Total Payment on the loan due to missing information.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate
Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate
Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate
Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan)
Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate
Federal Compliance - SAFE Act - NMLS Info Not in File
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Federal HPML 2009 Compliant
Closing / Title - (Doc Error) TIL Error: TIL did not reflect the required verbiage
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
																							-
609344681	XXXXXXXXXX	$71,140.20	AL	5/XX/2011	2/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[B] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.

Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate
Federal Compliance - SAFE Act - NMLS Info Not in File
Federal Compliance - Federal HPML 2009 Compliant
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - RESPA (2010) – Written Service Provider List Missing
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure
Federal Compliance - (Missing Data) Last Rate Set Date
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
																							-
556600163	XXXXXXXXXX	$128,264.73	AL	5/XX/2011	4/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2011 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Unable to determine if the Max First Five Years Date on the Final TIL matches the Max Five Year Date on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Unable to test Max First Five Years Escrow Payment on the Final TIL on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Unable to test the Max First Five Years Interest Rate on the Final TIL due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Unable to determine if the Max First Five Years Principal and Interest Payment on the Final TIL matches the Max Five Year Principal and Interest Payment on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Unable to test the Max First Five Years Total Payment on the Final TIL due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: Unable to test Introductory Period due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Unable to determine the Max Ever Number of Years on the Final TIL on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Unable to test the Max Ever Escrow Payment on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Unable to test the Max Ever Interest Rate on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Unable to test the Max Ever P&I Payment on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Unable to test the Max Ever Total Payment on the Final TIL due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Unable to test the Escrow Payment on the Final TIL due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Unable to test Introductory Interest Rate due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Unable to determine if the Principal and Interest Payment on the Final TIL matches the Principal and Interest Payment on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Unable to determine if the Total Payment on the Final TIL matches the Total Payment on the loan due to missing information.

Federal Compliance - Federal HPML 2009 Compliant
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate
Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate
Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate
Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan)
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
																							-
552557833	XXXXXXXXXX	$80,930.16	OH	6/XX/2011	5/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2011 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.

Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan)
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)
State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
																							-
775459898	XXXXXXXXXX	$110,700.13	SC	4/XX/2011	3/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided)
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure
Federal Compliance - SAFE Act - NMLS Info Not in File
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																							-
734089837	XXXXXXXXXX	$81,193.73	AL	7/XX/2011	5/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
																		Federal Compliance - Federal HPML 2009 Compliant Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate Federal Compliance - SAFE Act - NMLS Info Not in File Federal Compliance - (Missing Data) Last Rate Set Date					-
265328351	XXXXXXXXXX	$109,850.18	OK	6/XX/2011	5/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2011 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Oklahoma Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 2.89% + 1.5%, or 4.39000%.  Compliant Higher Priced Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Unable to test the Escrow Payment on the Final TIL due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Unable to test Introductory Interest Rate due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Unable to determine if the Principal and Interest Payment on the Final TIL matches the Principal and Interest Payment on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Unable to determine if the Total Payment on the Final TIL matches the Total Payment on the loan due to missing information.

Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Incorrect TIL form used for loan originated after January 31, 2011.
State Compliance - (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)
Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - Unable to determine cause of under-disclosure due to missing itemization of amount financed.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate
Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																							-
418944585	XXXXXXXXXX	$117,519.34	TN	7/XX/2011	6/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: Rate lock period not provided.: -
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2011 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[B] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Unable to test the Escrow Payment on the Final TIL due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Unable to test Introductory Interest Rate due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Unable to determine if the Principal and Interest Payment on the Final TIL matches the Principal and Interest Payment on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Unable to determine if the Total Payment on the Final TIL matches the Total Payment on the loan due to missing information.

Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate
Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate
Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate
Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: Rate lock period not provided.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: TIL did not reflect the required verbiage
Closing / Title - (Doc Error) TIL Error: TIL did not reflect the required verbiage
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																							-
400972010	XXXXXXXXXX	$105,158.31	AL	8/XX/2011	7/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2011 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) – Written Service Provider List Missing
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
																							-
545202355	XXXXXXXXXX	$92,492.38	OH	7/XX/2011	4/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Miscellaneous Compliance - (Doc Error) GFE Error: Rate lock period not provided.: -
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - SAFE Act - NMLS Info Not in File
State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)
State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: Rate lock period not provided.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																							-
728502877	XXXXXXXXXX	$165,074.21	LA	8/XX/2011	7/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2011 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Unable to test the Escrow Payment on the Final TIL due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Unable to test Introductory Interest Rate due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011): Payment amount on the Final TIL does not match the P&I payment for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Unable to determine if the Total Payment on the Final TIL matches the Total Payment on the loan due to missing information.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA (2010) – Written Service Provider List Missing
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Closing / Title - (Doc Error) TIL Error: TIL did not reflect the required verbiage
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate
Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate
Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Federal HPML 2009 Compliant
General Appraisal Requirements - missing information
																							-
557115847	XXXXXXXXXX	$160,314.43	IL	7/XX/2011	6/XX/2011	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2011 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Unable to test the Escrow Payment on the Final TIL due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Unable to test Introductory Interest Rate due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Unable to determine if the Principal and Interest Payment on the Final TIL matches the Principal and Interest Payment on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Unable to determine if the Total Payment on the Final TIL matches the Total Payment on the loan due to missing information.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate
Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate
Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: TIL did not reflect the required verbiage
Closing / Title - (Doc Error) TIL Error: TIL did not reflect the required verbiage
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																							-
714789212	XXXXXXXXXX	$93,300.14	FL	9/XX/2012	8/XX/2012	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2012 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Federal HPML 2009 Compliant
																							-
956165455	XXXXXXXXXX	$90,404.11	AL	8/XX/2012	7/XX/2012	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2012 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - Federal HPML 2009 Compliant
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - SAFE Act - LO Company NMLS license status not approved
Federal Compliance - SAFE Act - Individual LO not licensed at time of application
Federal Compliance - SAFE Act - Individual LO NMLS license status not approved
Federal Compliance - SAFE Act - LO Company not licensed at time of application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
																							-
923974077	XXXXXXXXXX	$103,409.80	NC	9/XX/2012	8/XX/2012	Second Home	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2012 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[B] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TIL-MDIA - Initial TIL Missing
State Compliance - 5% late charge exceeds the 4% maximum per state of NC.
Federal Compliance - RESPA -  Initial GFE Missing
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
																							-
337124090	XXXXXXXXXX	$49,556.39	AR	12/XX/2012	11/XX/2012	Second Home	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[B] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

Federal Compliance - TIL-MDIA - Initial TIL Missing
Federal Compliance - RESPA -  Initial GFE Missing
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate
Federal Compliance - Missing Initial Loan Application Test
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																							-
198885072	XXXXXXXXXX	$99,488.56	LA	1/XX/2013	12/XX/2012	Second Home	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

Federal Compliance - TIL-MDIA - Initial TIL Missing
Federal Compliance - RESPA -  Initial GFE Missing
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																							-
952217132	XXXXXXXXXX	$76,063.03	LA	1/XX/2013	10/XX/2012	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
																		Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing Federal Compliance - RESPA (2010) - First Change Date on Final HUD-1 Inaccurate Federal Compliance - SAFE Act - NMLS Info Not in File Federal Compliance - (Missing Data) Last Rate Set Date Federal Compliance - Federal HPML 2009 Compliant					-
753238099	XXXXXXXXXX	$59,468.00	SC	3/XX/2013	12/XX/2012	Second Home	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - TIL-MDIA - Initial TIL Missing
Federal Compliance - RESPA -  Initial GFE Missing
Federal Compliance - SAFE Act - NMLS Info Not in File
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
490599054	XXXXXXXXXX	$134,089.97	AR	4/XX/2013	1/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[B] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status Test
Federal Compliance - TIL-MDIA - Initial TIL Missing
Federal Compliance - RESPA -  Initial GFE Missing
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - SAFE Act - NMLS Info Not in File
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
341841465	XXXXXXXXXX	$74,552.91	TX	3/XX/2013	3/XX/2013	Second Home	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

Federal Compliance - SAFE Act - NMLS Info Not in File
Federal Compliance - TIL-MDIA - Initial TIL Missing
Federal Compliance - RESPA -  Initial GFE Missing
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																							-
380451019	XXXXXXXXXX	$116,054.85	GA	6/XX/2013	5/XX/2013	Second Home	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[B] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.

Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate
Federal Compliance - TIL-MDIA - Initial TIL Missing
Federal Compliance - RESPA -  Initial GFE Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate
Federal Compliance - SAFE Act - NMLS Info Not in File
Federal Compliance - Disbursement Date Missing
																							-
460499344	XXXXXXXXXX	$48,126.18	FL	7/XX/2013	6/XX/2013	Second Home	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2013 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate
Federal Compliance - TIL-MDIA - Initial TIL Missing
Federal Compliance - RESPA -  Initial GFE Missing
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
																							-
478104215	XXXXXXXXXX	$282,080.03	WA	11/XX/2006	10/XX/2006	Primary	Purchase					A	A	A	A	A							-
808210938	XXXXXXXXXX	$96,691.45	TX	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
425725398	XXXXXXXXXX	$94,540.54	MS	12/XX/2006	9/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.	Federal Compliance - Disbursement Date Missing Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
643930227	XXXXXXXXXX	$115,358.96	TX	1/XX/2007	11/XX/2006	Primary	Construction-Permanent					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
590506392	XXXXXXXXXX	$266,915.85	AZ	5/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
228621835	XXXXXXXXXX	$181,855.80	OK	2/XX/2007	11/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to verify due to missing TIL Itemization of Amount Financed. Federal Compliance - Unable to verify due to missing TIL Itemization of Amount Financed.					-
946895909	XXXXXXXXXX	$188,339.93	AR	6/XX/2007	1/XX/2007	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Disbursement Date Missing					-
746985353	XXXXXXXXXX	$116,068.23	TX	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
679653344	XXXXXXXXXX	$59,379.51	LA	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Appraisal not provided Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
299459220	XXXXXXXXXX	$308,123.57	OR	7/XX/2007	6/XX/2007	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
993412843	XXXXXXXXXX	$93,616.66	TX	7/XX/2007	6/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
506021017	XXXXXXXXXX	$73,975.56	GA	4/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
487470747	XXXXXXXXXX	$129,444.39	MS	4/XX/2007	3/XX/2007	Primary	Purchase					A	A	A	A	A							-
977956814	XXXXXXXXXX	$40,839.97	OK	4/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Disbursement Date Missing					-
196192318	XXXXXXXXXX	$57,496.02	TX	8/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.	Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
735647191	XXXXXXXXXX	$205,435.50	FL	9/XX/2007	8/XX/2007	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine reason for under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125% Federal Compliance - Missing Initial Loan Application Test					-
581745213	XXXXXXXXXX	$109,084.97	OK	9/XX/2007	7/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.	Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
711064093	XXXXXXXXXX	$107,005.40	GA	5/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
327016287	XXXXXXXXXX	$168,823.39	CA	2/XX/2007	12/XX/2006	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - TIL itemization disclosed a Reconveyance fee of $75 as a prepaid finance charge. TIL itemization did not disclose an Additional Discount fee of $1,623.54 as a prepaid finance charge. Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125% Federal Compliance - Disbursement Date Missing					-
557038868	XXXXXXXXXX	$54,372.33	LA	5/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - UTD due to Itemization of Amount Financed is missing. Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125% Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
548737085	XXXXXXXXXX	$86,581.18	TX	8/XX/2014	5/XX/2014	Primary	Purchase	Higher Priced QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Insurance Analysis - The Hazard Insurance Policy effective date is after the Transaction Date.: Hazard Insurance Policy Effective Date ___, Transaction Date:  ___

The Hazard Insurance Binder  provided has a  Policy Effective date of 08/20/2014, verse Transaction / Funding Date of  08/XX/2014 Please provide updated Hazard Insurance Declaration page with policy effective date corrected to be on or before the Transaction / Funding Date .
Unable to Determine FEMA Disaster Status due to missing Appraisal Report. Please provide a Post Disaster Inspection (PDI) Report for the subject property   dated after Disaster End Date of 05/XX/1990 for the subject property that is currently missing from the file.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXXXXXXX is underdisclosed from calculated Finance Charge of $XXXXXXXXXX in the amount of $XXXX.

Federal Compliance - Please provide a copy of the Initial HUD Settlement Cost Booklet along with proof of delivery to all borrower(s) that is currently missing from the file.
Federal Compliance - Unable to determine undercharge due missing Itemization of amount financed.  Appears to be related to the manufactured loan fees on the final HUD.
Federal Compliance - Missing evidence of the Rate Lock Date. Please provide Rate Lock Agreement Document that is currently missing form the file.
Federal Compliance - Unable to verify Originator Loan Designation due to missing Compliance Report.

REVIEWER - GENERAL COMMENT (2019-11-08): Updated from: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
REVIEWER - GENERAL COMMENT (2019-11-22): Updated from: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
																							TILA ATR/QM
194089744	XXXXXXXXXX	$72,261.90	FL	6/XX/2014	4/XX/2014	Second Home	Purchase	Higher Priced QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.

Stated value used due to Missing appraisal.
Unable to Determine FEMA Disaster Status due to missing Appraisal Report. Please provide a Post Disaster Inspection (PDI) Report for the subject property   dated after Disaster End Date of  10/XX/2017 for the subject property that is currently missing from the file.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

Federal Compliance - Missing evidence of the Rate Lock Date. Please provide Rate Lock Agreement Document that is currently missing form the file.
Miscellaneous Compliance - Unable to Determine The Actual Rate Lock Date due to missing documentation. Please provided evidence of the Rate Lock Date currently missing from the file.
Federal Compliance - Unable to verify Originator Loan Designation due to missing Compliance Report.

REVIEWER - GENERAL COMMENT (2019-11-08): Updated from: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
REVIEWER - GENERAL COMMENT (2019-11-22): Updated from: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
																							TILA ATR/QM
129074219	XXXXXXXXXX	$67,491.16	TN	8/XX/2014	3/XX/2014	Primary	Purchase	Higher Priced QM
[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  ___ is less than Cash From Borrower ___.
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Income Documentation - Income Docs Missing:: -

Unable to validate LTV due to missing valuation.
Unable to verify 2 Years of Employment that is Required for Income Verification due to missing documentation for Third Party Employer Verification.  Please provide the following Income Documents missing from the file:   1)  CPA Letter   2) Telephone Listing / Internet Search / Directory Assistance or Business Entity Listing or Business License.
Provide documentation to support Borrower has sufficient funds for closing.
Per the provided Hazard Insurance Binder  the HOI Coverage Amount of $63,000.00 causing a coverage shortfall of $92.00 Please provide an  updated Hazard Insurance policy reflecting minimum coverage  amount of $63,092.00.
Unable to Determine FEMA Disaster Status due to missing Appraisal Report. Please provide a Post Disaster Inspection (PDI) Report for the subject property   dated after Disaster End Date of  05/XX/2010 for the subject property that is currently missing from the file.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
[B] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Miscellaneous Compliance - Unable to Determine The Actual Rate Lock Date due to missing documentation. Please provided evidence of the Rate Lock Date currently missing from the file.
Federal Compliance - No evidence Borrower received correct TIL at least 3 days prior to closing.
Federal Compliance - Disclosure not executed by Borrower.
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Missing 3rd party verification
Federal Compliance - Unable to determine Designation.
																							TILA ATR/QM
958354344	XXXXXXXXXX	$92,406.21	MS	7/XX/2014	3/XX/2014	Primary	Construction-Permanent	Higher Priced QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.

Unable to Determine FEMA Disaster Status due to missing Appraisal Report. Please provide a Post Disaster Inspection (PDI) Report for the subject property   dated after Disaster End Date of 05/XX/2014 for the subject property that is currently missing from the file.
Please provide Construction Loan Rider for the Security Instrument fully executed by all parties currently missing from the file.
Unable to verify the Loan to Value Ratio (LTV) due to the Appraisal Report Missing.
Maturity date was left blank on the Security Instrument.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

State Compliance - The provided Note shows a Late Payment Charge Percentage of 5% which exceeds the Maximum Late Charge Percentage of 4%.in the State of Mississippi.
Federal Compliance - Missing evidence of the Rate Lock Date. Please provide Rate Lock Agreement Document that is currently missing form the file.
Federal Compliance - Unable to verify Originator Loan Designation due to missing Compliance Report.

REVIEWER - GENERAL COMMENT (2019-11-08): Updated from: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
REVIEWER - GENERAL COMMENT (2019-11-22): Updated from: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
																							TILA ATR/QM
876546256	XXXXXXXXXX	$87,145.93	AL	3/XX/2014	1/XX/2014	Primary	Purchase	Higher Priced QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.

The Provided Hazard Insurance Policy  document is missing the "Lender its successors and assigns" Mortgagee.  Please provide copy of Hazard Insurance Policy for the subject property with the Mortgagee corrected to include  "Lender its successors and assigns".
Unable to verify the Loan to Value Ratio (LTV) due to the Appraisal Report Missing.
Unable to Determine FEMA Disaster Status due to missing Appraisal Report. Please provide a Post Disaster Inspection (PDI) Report for the subject property   dated after Disaster Declaration Date  of 04/XX/2018 for the subject property that is currently missing from the file.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate
Federal Compliance - Missing evidence of the Rate Lock Date. Please provide Rate Lock Agreement Document that is currently missing form the file.
Miscellaneous Compliance - Unable to Determine The Actual Rate Lock Date due to missing documentation. Please provided evidence of the Rate Lock Date currently missing from the file.
Federal Compliance - Unable to determine Originator Loan Designation due to missing documentation. Please provide current Compliance  Report for subject loan that is currently missing from the file to verify Originator Loan Designation.

REVIEWER - GENERAL COMMENT (2019-11-08): Updated from: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
REVIEWER - GENERAL COMMENT (2019-11-22): Updated from: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
																							TILA ATR/QM
209509052	XXXXXXXXXX	$74,150.59	AL	6/XX/2014	1/XX/2014	Primary	Construction-Permanent	Higher Priced QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.

Amount calculated using line #120 of of the Final HUD per guidance.
Unable to Determine FEMA Disaster Status due to missing Appraisal Report. Please provide a Post Disaster Inspection (PDI) Report for the subject property dated after Disaster End Date of 05/XX/2011 for the subject property that is currently missing from the file.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

Federal Compliance - The Truth in Lending (TIL) Finance Charge Amount $100,355.98 on the Final Truth in Lending (TIL) [is underdisclosed from calculated Finance Charge of  $100,995.19 in the amount of $639.21. Please provide a RESPA Cure Document with corrections along with proof of delivery to all Borrower(s) and a copy of the Letter of Explanation and/or Change of Circumstance (COC) sent to the borrower(s) disclosing the changes made.
Federal Compliance - Missing evidence of the Rate Lock Date. Please provide Rate Lock Agreement Document that is currently missing form the file.
Federal Compliance - Unable to verify Originator Loan Designation due to missing Compliance Report.

REVIEWER - GENERAL COMMENT (2019-11-08): Updated from: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
REVIEWER - GENERAL COMMENT (2019-11-22): Updated from: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
																							TILA ATR/QM
250798458	XXXXXXXXXX	$101,179.82	AL	4/XX/2014	1/XX/2014	Primary	Purchase	Higher Priced QM	[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___ Disaster Declaration Date: ___ Disaster End Date: ___
Unable to Determine FEMA Disaster Status due to missing Appraisal Report. Please provide a Post Disaster Inspection (PDI) Report for the subject property   dated after Disaster End Date of 05/XX/2011 for the subject property that is currently missing from the file.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Federal Compliance - Sufficient Cure provide page 1 of the HUD
Federal Compliance - Unable to Determine if Initial Truth in Lending (TIL) was provided to the Borrower(s) at least three (3) business days prior to closing. Please provide  the Initial Truth in Lending (TIL)  along with proof of delivery to all Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - Missing evidence of the Rate Lock Date. Please provide Rate Lock Agreement Document that is currently missing form the file.
Miscellaneous Compliance - Unable to Determine The Actual Rate Lock Date due to missing documentation. Please provided evidence of the Rate Lock Date currently missing from the file.
Closing / Title - The Borrower(s) signature on the  provided  Final Truth In Lending (TIL) document is not dated. Please provide a copy of the Final  Final Truth In Lending (TIL) document signed & dated by all borrower(s).
Federal Compliance - Unable to verify Originator Loan Designation due to missing Compliance Report.

REVIEWER - GENERAL COMMENT (2019-11-08): Updated from: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
REVIEWER - GENERAL COMMENT (2019-11-22): Updated from: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
																							TILA ATR/QM
130690044	XXXXXXXXXX	$109,987.20	LA	7/XX/2014	1/XX/2014	Primary	Purchase	Higher Priced QM
[C] Document Error - Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: -
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.

Unable to Verify Borrower(s) Residency / Citizenship as it is not provided on the provided 1003 / Credit Application.
Unable to verify the Loan to Value Ratio (LTV) due to the Appraisal Report Missing.
Unable to Determine FEMA Disaster Status due to missing Appraisal Report. Please provide a Post Disaster Inspection (PDI) Report for the subject property dated after Disaster End Date of 09/XX/2016 for the subject property that is currently missing from the file.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.

Federal Compliance - The final HUD represents 80.67 for insurance monthly and TIL represents $82.90
Federal Compliance - The final HUD represents 80.67 for insurance monthly and TIL represents $82.90
Federal Compliance - The provided Initial  Good Faith Estimate (GFE) issued 01/18/2014  has a Estimate Available Through Date of 02/02/2014 verse a Loan Application Date of 01/16/2014 which does not meet the minimum ten (10) business day availability requirement for for estimate & terms for all settlement charges. Please provide evidence  that Saturdays are included as Business Days or updated Good Faith Estimate (GFE) with valid dates. // Earliest Possible Date 02/03/2014.
Federal Compliance - Missing evidence of the Rate Lock Date. Please provide Rate Lock Agreement Document that is currently missing form the file.
Federal Compliance - Unable to determine Originator Loan Designation due to missing documentation. Please provide current Compliance  Report for subject loan that is currently missing from the file to verify Originator Loan Designation.

REVIEWER - GENERAL COMMENT (2019-11-08): Updated from: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
REVIEWER - GENERAL COMMENT (2019-11-22): Updated from: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
																							TILA ATR/QM
987387251	XXXXXXXXXX	$75,536.55	GA	5/XX/2014	1/XX/2014	Primary	Purchase	Higher Priced QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Income Documentation - Income Docs Missing:: -
[C] Income Documentation - Income Docs Missing:: -

The Provided Hazard Insurance Policy  document is missing the "Lender its successors and assigns" Mortgagee.  Please provide copy of Hazard Insurance Policy for the subject property with the Mortgagee corrected to include  "Lender its successors and assigns".
Unable to Determine FEMA Disaster Status due to missing Appraisal Report. Please provide a Post Disaster Inspection (PDI) Report for the subject property   dated after Disaster Declaration Date of 05/XX/2008  for the subject property that is currently missing from the file.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

Federal Compliance - Missing evidence of the Rate Lock Date. Please provide Rate Lock Agreement Document that is currently missing form the file.
Miscellaneous Compliance - Unable to Determine The Actual Rate Lock Date due to missing documentation. Please provided evidence of the Rate Lock Date currently missing from the file.
Federal Compliance - Unable to determine Originator Loan Designation due to missing documentation. Please provide current Compliance  Report for subject loan that is currently missing from the file to verify Originator Loan Designation.

REVIEWER - GENERAL COMMENT (2019-11-08): Updated from: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
REVIEWER - GENERAL COMMENT (2019-11-22): Updated from: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
																							TILA ATR/QM
708475082	XXXXXXXXXX	$75,429.05	AL	7/XX/2014	5/XX/2014	Primary	Construction-Permanent	Higher Priced QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.

The Provided Hazard Insurance Policy  document is missing the "Lender its successors and assigns" Mortgagee.  Please provide copy of Hazard Insurance Policy for the subject property with the Mortgagee corrected to include  "Lender its successors and assigns".
Unable to verify the  Loan to Value Ratio (LTV) due to the Appraisal Report Missing.
Unable to Determine FEMA Disaster Status due to missing Appraisal Report. Please provide a Post Disaster Inspection (PDI) Report for the subject property   dated after Disaster End Date of  05/XX/2011 for the subject property that is currently missing from the file.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

Federal Compliance - Missing evidence of the Rate Lock Date. Please provide Rate Lock Agreement Document that is currently missing form the file.
Federal Compliance - Unable to verify Originator Loan Designation due to missing Compliance Report.

REVIEWER - GENERAL COMMENT (2019-11-08): Updated from: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
REVIEWER - GENERAL COMMENT (2019-11-22): Updated from: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
																							TILA ATR/QM
890959125	XXXXXXXXXX	$141,942.71	FL	3/XX/2014	1/XX/2014	Primary	Refinance Rate/Term	Non QM	[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___ Disaster Declaration Date: ___ Disaster End Date: ___
Vesting on mortgage is XXX and XXX, however the title reflects XXX and XXX. No name affidavit was provided to reflect any other name variances.
Coverage of $120,000 insufficient resulting in a shortage of $21,942.71.
												C	C	C	C	C
[C] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.72858% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $5,076.33 on a Federal Total Loan Amount of $136,146.38 vs. an allowable total of $4,084.39 (an overage of $991.94 or .72858%).
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Non QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXXXXXXX is underdisclosed from calculated Finance Charge of $XXXXXXXXX in the amount of $XXXXXXX.

Federal Compliance - Note designation is DSI, thus causing variance.
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Application / Processing - Missing Document: Missing Lender's Initial 1003
Federal Compliance - Fees entered per FHUD, Construction to Perm with DSI and missing High Cost analysis.
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
496655470	XXXXXXXXXX	$96,435.30	AL	5/XX/2014	2/XX/2014	Primary	Refinance Rate/Term	Non QM
[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  ___ is less than Cash From Borrower ___.
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___

The insurance policy lists only the Lender as the Mortgagee.
The interest rate, amortization type (DSI), loan amount, amortization term, and loan features were input correctly, however calculated payment does not match the payment on the note.
Assets to verify funds to close and deposit was not included in the file.
No additional inspection was found in the loan file.
												C	C	C	C	C
[C] Federal Compliance - GSE Covered Term: GSE ATR Covered Loan Eligibility Requirements (Dodd-Frank 2014): Terms of the subject loan exceed allowable loan terms of 30 years.
[C] Federal Compliance - QM Loan Term: Qualified Mortgage (Dodd-Frank 2014): Terms of the subject loan exceed allowable loan term of 30 years.
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Non QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[B] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXXXXXXX is underdisclosed from calculated Finance Charge of $XXXXXXXXX in the amount of $XXXXXXX.

Closing / Title - Borrower did not date the document when it was signed.
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure
Federal Compliance - Finance charge is under disclosed by $953.25. Unable to determine under disclosure issue due to missing itemization of amount financed.
Federal Compliance - No Settlement Service Providers list was found in the loan file.
Federal Compliance - The Loan Term on the HUD-1 is 360 months, and is 361 months on the Note.
Federal Compliance - The Loan Term on the GFE is 360 months, and is 361 months on the Note.
Federal Compliance - Rate lock was not provided in the file.
Federal Compliance - Loan term per note is 361 months which exceeds the 360 max.
Federal Compliance - Loan designation was not included in the file.
Federal Compliance - The last payment/maturity date is 19 days past 360 months.
																							TILA ATR/QM
344539840	XXXXXXXXXX	$90,188.34	AL	6/XX/2014	2/XX/2014	Primary	Purchase	Higher Priced QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.
[C] Insurance Analysis - The Hazard Insurance Policy effective date is after the Transaction Date.: Hazard Insurance Policy Effective Date ___, Transaction Date:  ___
[C] General - Valuation address does not match Note address.: -

LTV calcualted using Line 120 of the Final HUD per review guidance.
Note address stated as XXX
Appraisal not found in the file.
Note address stated as XXX
Document shows correct city and State as XXX, AL, XXX
Note address stated as XXX
Document shows correct city and State as XXX, AL., XXX
Note address stated as XXX
Document shows correct city and State as XXX, AL., XXX
Note address stated as XXX
Document shows correct city and State as XX, AL., XXX
Effective date of Policy is 06/XX/2014.
Post Disaster Inspection was not found in the loan file.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXXXXXXX is underdisclosed from calculated Finance Charge of $XXXXXXXXX in the amount of $XXXXXXX.

Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - Cure provided on Final HUD was not sufficient to cover varaince in fees that were greater than allowable 10%
Federal Compliance - Loan amount of Final GFE in file is $90,188.40. Note amount is $90,188.34.
Federal Compliance - Cure provided on the HUD document was less than the amount of the violation.
Federal Compliance - Rate Lock date not found in the loan file.
Federal Compliance - Unable to determine the loan designation from the information provided in the loan file.
																							TILA ATR/QM
665599779	XXXXXXXXXX	$61,699.71	TN	4/XX/2014	2/XX/2014	Primary	Purchase	Higher Priced QM
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.
[C] Income Documentation - REO Documents are missing.: -

Initial application is missing Lender/borrower's signatures and dates as required by deal notes.
LTV per contract price. Full appraisal was provided in the file. Per deal notes, purchase price of subject to be used.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
127200597	XXXXXXXXXX	$38,761.76	AR	6/XX/2014	2/XX/2014	Primary	Purchase	Higher Priced QM
Final title reflects vesting as XXX, however the Security Instrument reflects XXX. A Name Affidavit was not provided to evidence any other variations of borrower's name.
Missing information from Security Instrument.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

Closing / Title - Borrower's signature is not dated.
Federal Compliance - Evidence of the signed ABA was not provided.
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure
Federal Compliance - Evidence of borrower's receipt of the appraisal was not provided.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Application / Processing - Missing Document: Missing Lender's Initial 1003
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
625456865	XXXXXXXXXX	$80,931.24	AZ	4/XX/2014	2/XX/2014	Primary	Purchase	Higher Priced QM	[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	File is missing the Construction rider. LTV is based on the subject property purchase price of $XXXXXXXX.		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2014 used as disbursement date for compliance testing.
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
798694974	XXXXXXXXXX	$95,424.85	IL	4/XX/2014	3/XX/2014	Primary	Purchase	Higher Priced QM	[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___ Disaster Declaration Date: ___ Disaster End Date: ___			C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
516855895	XXXXXXXXXX	$99,001.44	AL	6/XX/2014	3/XX/2014	Primary	Purchase	Safe Harbor QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Income Documentation - Income Docs Missing:: -
[C] General - Valuation address does not match Note address.: -

Property had another manufactured home on the property prior. Previous home was traded in for the purchase of the manufactured home financed.
Address on Note is incorrect. Address should read XXX
Per condition checklist (Doc ID#XX) Borrower is to provide 2 Most recent Year's W-2's, Verbal VOE to be completed No more than 10 days prior to funding.

2012 W-2 is missing from the loan file.
VVOE within 10 days of funding was not found.
Address on Note is incorrect. Address should read XXX
Address on Note is incorrect. Address should read XXX
Address on Note is incorrect. Address should read XXX
Address on Note is incorrect. Address should read XXX
Address on Note is incorrect. Address should read XXX
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $102,965.76 is underdisclosed from calculated Finance Charge of $104,051.48 in the amount of $1,085.72.

Federal Compliance - Variance appears to be due to fees entered as "other" in section 1100 and 1200- for Survey, Manufactured Home Fee and Affidavit of Affixation.
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Unable to determine loan designation from the documentation provided in the loan file.
																							TILA ATR/QM
642854432	XXXXXXXXXX	$53,893.01	AL	6/XX/2014	3/XX/2014	Primary	Purchase	Higher Priced QM	[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___ Disaster Declaration Date: ___ Disaster End Date: ___			C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL Finance Charge of $XXXXXXXXX is underdisclosed from calculated Finance Charge of $XXXXXXXXX in the amount of $XXXXXXX.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXXXXXXX is underdisclosed from calculated Finance Charge of $XXXXXXXXX in the amount of $XXXXXXX.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Federal Compliance - Cure of $.0.15 provided on Final HUD
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%
Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
Federal Compliance - Housing Counseling Agencies Delivery Notice dated 03/11/2014 is in the loan file. The list is not present. Unable to determine the list date, or the number of counseling agencise provide to the borrower.
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Unable to determine loan designation from the information provided in the file.
																							TILA ATR/QM
720381369	XXXXXXXXXX	$107,337.65	TN	6/XX/2014	4/XX/2014	Primary	Purchase	Higher Priced QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Insurance Analysis - The Hazard Insurance Policy effective date is after the Transaction Date.: Hazard Insurance Policy Effective Date ___, Transaction Date:  ___

HOI policy provide reflects incorrect mortgagee clause.  Lender to provide updated policy reflecting "Lender its successors and assigns"
The homeowner's insurance declarations page in the file verified an effective date of 06/XX/2014 which is after the consummation date of 6/XX/2014.  Provide a revised homeowner's insurance declaration page or policy verifying coverage in effect at or prior to consummation.
The property is located in XXX County, TN.  Provide a post-disaster inspection verifying there was no damage from severe storms.  The inspection must include exterior photos and the property must be re-inspected on or after 5/18/2010 declared end date.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - The rate set agreement was missing from the loan file.
Miscellaneous Compliance - The file was missing a copy of the rate lock agreement.
Federal Compliance - Missing Document: QM/ATR Designation Reference not provided
																							TILA ATR/QM
612918820	XXXXXXXXXX	$54,465.84	AL	8/XX/2014	4/XX/2014	Primary	Refinance Cash-out - Other	Higher Priced QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Income Documentation - Income Docs Missing:: -
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2014 used as disbursement date for compliance testing.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
265070883	XXXXXXXXXX	$115,810.51	KY	6/XX/2014	4/XX/2014	Primary	Refinance Rate/Term	Higher Priced QM	[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___ Disaster Declaration Date: ___ Disaster End Date: ___			C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Closing / Title - The borrower's signature was not dated on the Final TIL.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - There was no rate lock in the file.
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
530008294	XXXXXXXXXX	$71,735.37	KY	8/XX/2014	4/XX/2014	Primary	Purchase	Higher Priced QM
[C] Insurance Analysis - The Hazard Insurance Policy effective date is after the Transaction Date.: Hazard Insurance Policy Effective Date ___, Transaction Date:  ___
[C] General Appraisal Requirements - Valuation Error: Field review value not provided.: -
										There was an interior and exterior inspection of the home, but no value was furnished. Policy effective date after transaction date The Rider - Other was not found in the loan file.		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXXXXXXX is underdisclosed from calculated Finance Charge of $XXXXXXXXX in the amount of $XXXXXXX.
																		Federal Compliance - Itemization of amount financed not provided. Federal Compliance - (Missing Data) Last Rate Set Date Federal Compliance - Originator Loan Designation was not identified.					TILA ATR/QM
740737579	XXXXXXXXXX	$92,657.92	FL	7/XX/2014	4/XX/2014	Primary	Purchase	Higher Priced QM
[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  ___ is less than Cash From Borrower ___.
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Insurance Analysis - The Hazard Insurance Policy effective date is after the Transaction Date.: Hazard Insurance Policy Effective Date ___, Transaction Date:  ___
[C] Title / Lien Defect - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of ___ is less than the note amount of ___ based on the title evidence in file.
										Hazard Insurance Policy Effective Date 08/XX/2014, Transaction Date: 07/XX/2014		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Cure for 10% tolerance Provided Outside of 30 Days.: RESPA (2010): Final HUD-1 cure for 10% tolerance violation provided outside of 30 days.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure
Federal Compliance - RESPA (2010) -  Cure for 10% tolerance Provided Outside of 30 Days.
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
360856065	XXXXXXXXXX	$152,894.44	TX	10/XX/2014	4/XX/2014	Primary	Purchase	Higher Priced QM
[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  ___ is less than Cash From Borrower ___.
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___

The hazard insurance coverage dwelling amount is $124,985; however, it is not sufficient to cover the subject and should be increased or extended to cover the additional shortfall of $27,909.44.
The subject property is located in a FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage to the subject. The inspection must include exterior photos of the subject.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure
Federal Compliance - (Missing Data) Last Rate Set Date
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Unknown Loan Designation
																			REVIEWER - WAIVED COMMENT (2019-11-13): Waiving invalid exception / system error				TILA ATR/QM
418018259	XXXXXXXXXX	$49,210.98	FL	6/XX/2014	4/XX/2014	Second Home	Purchase	Higher Priced QM
[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___
Disaster End Date: ___
Disaster Name: ___
Disaster Declaration Date: ___
[C] General - Valuation address does not match Note address.: -

City shown on Note is incorrect.
City shown on Note is incorrect.
City shown on Note is incorrect.
City shown on Note is incorrect.
City shown on Note is incorrect.
City shown on Note is incorrect.
Post disaster inspection not found in the loan file.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL Finance Charge of $XXXXXXXXX is underdisclosed from calculated Finance Charge of $XXXXXXXXX in the amount of $XXXXXXX.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXXXXXXX is underdisclosed from calculated Finance Charge of $XXXXXXXXX in the amount of $XXXXXXX.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%
Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Delivery date of appraisal not found in the loan file. Borrower waiver or acknowledgement of receipt of appriasal not found in the file.
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
790615304	XXXXXXXXXX	$58,371.17	KS	7/XX/2014	4/XX/2014	Primary	Purchase	Higher Priced QM
[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  ___ is less than Cash From Borrower ___.
[C] Insurance Analysis - The Hazard Insurance Policy effective date is after the Transaction Date.: Hazard Insurance Policy Effective Date ___, Transaction Date:  ___

Per the hazard policy, the Mortgagee was listed as Lender only.
There were no asset verification documents found in the loan file.
The completion of the construction was not until 10/29/14, and the hazard policy effective date is 10/28/14.
No Rider - Other document was found in the loan file.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.

Federal Compliance - Initial disclosure was not signed. Signed copy was dated 09/29/2014.`
Federal Compliance - The total payment on the Final TIL was $593.42, and the actual payment was $593.13.
Federal Compliance - The amount of taxes and insurance on the Final TIL was $132.07, and the actual was $131.78.
Federal Compliance - No HUD Settlement Cost Booklet was found in the loan file.
Federal Compliance - No Rate Lock document was found in the loan file.
Federal Compliance - No Originator Loan Designation was identified.
																							TILA ATR/QM
745090306	XXXXXXXXXX	$122,206.03	KY	6/XX/2014	5/XX/2014	Primary	Refinance Rate/Term	Higher Priced QM
[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  ___ is less than Cash From Borrower ___.
[C] General - Borrower 1003 current address does not match Note address.: -
										Note subject property address is reflected as XXX and Borrowers current address is reflected as XXX Assets disclosed on initial application, were not documented in loan file.		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - The loan file was missing a copy of the appraisal.
Federal Compliance - Right of Rescission Disclosure is missing from file.
Federal Compliance - The rate lock disclosure was not provided in loan file.
Federal Compliance - Missing Document: QM/ATR Designation Reference not provided
																							TILA ATR/QM
219654451	XXXXXXXXXX	$44,828.38	TX	7/XX/2014	5/XX/2014	Primary	Purchase	Higher Priced QM	[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	The Loss Payee is the Lender only. There was no Homestead Exemption Waiver found in the Security Instrument.		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

Federal Compliance - No Rate Lock document was found in the loan file.
Federal Compliance - No evidence of when the borrower received a copy of the appraisal.
Federal Compliance - Originator Loan Designation could not be determined.
																							TILA ATR/QM
280254848	XXXXXXXXXX	$146,630.53	KY	10/XX/2014	5/XX/2014	Primary	Refinance Cash-out - Other	Safe Harbor QM	[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___ Disaster Declaration Date: ___ Disaster End Date: ___			C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[B] Federal Compliance - RESPA (2010) -  First Change Date on GFE Inaccurate: Unable to determine if the Final GFE First Change Date matches the first change date on the loan due to missing information.
[B] Federal Compliance - RESPA (2010) -  Maximum interest rate on GFE Inaccurate: Unable to determine if the Final GFE Maximum Rate matches the first change date on the loan due to missing information.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[B] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.

Federal Compliance - CHARM Booklet Disclosure Timing
Federal Compliance - ARM Disclosure Timing Test
Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) -  Maximum interest rate on GFE Inaccurate
Federal Compliance - RESPA (2010) -  First Change Date on GFE Inaccurate
Federal Compliance - Disclosure dated 05/07/2014
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan)
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) - 10% Tolerance With Cure
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
931755201	XXXXXXXXXX	$64,252.93	OK	9/XX/2014	5/XX/2014	Primary	Purchase	Higher Priced QM
[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___
Disaster End Date: ___
Disaster Name: ___
Disaster Declaration Date: ___
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] State Compliance - (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Oklahoma Higher-Priced Mortgage Loan: APR on subject loan of XX.XX% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of APOR 3.28% + 1.5%, or 4.78000%.  Compliant Higher Priced Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

State Compliance - (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
705778642	XXXXXXXXXX	$89,053.67	MO	7/XX/2014	5/XX/2014	Primary	Refinance Rate/Term	Higher Priced QM	[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___ Disaster Declaration Date: ___ Disaster End Date: ___	The subject property is located in a FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage to the subject. The inspection must include exterior photos of the subject.		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
543288634	XXXXXXXXXX	$120,249.68	NM	9/XX/2014	5/XX/2014	Primary	Purchase	Higher Priced QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Mortgage / Program Eligibility - Guideline Requirement: Combined High loan to value discrepancy.: Calculated high loan to value percentage of ___ exceeds Guideline high loan to value percentage of ___
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

Federal Compliance - Application date 5/3/14, Homeownership Counseling Organizations list provided 5/14/2014.
Federal Compliance - Application date 5/3/14, Servicing disclosure provided 5/14/2014.
Federal Compliance - Application date 5/3/14, Booklet provided 5/14/2014.
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
838561434	XXXXXXXXXX	$83,430.31	MO	1/XX/2015	10/XX/2014	Primary	Refinance Rate/Term	Higher Priced QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.
										Per Lender guidelines max LTV is 96%. No exception in file found for variance.		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
332199713	XXXXXXXXXX	$107,905.95	AZ	8/XX/2014	6/XX/2014	Second Home	Construction-Permanent	Higher Priced QM
[C] Asset Documentation - Aged document: Asset Account date is more than 90 days prior to the note.: -
[C] Asset Documentation - Aged document: Asset Account date is more than 90 days prior to the note.: -
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Unknown Loan Designation
																			REVIEWER - GENERAL COMMENT (2019-11-22): Updated from: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.				TILA ATR/QM
178520714	XXXXXXXXXX	$79,259.04	LA	10/XX/2014	6/XX/2014	Primary	Refinance Rate/Term	Higher Priced QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Mortgage / Program Eligibility - Guideline Requirement: Combined High loan to value discrepancy.: Calculated high loan to value percentage of ___ exceeds Guideline high loan to value percentage of ___
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - (Missing Data) Last Rate Set Date Federal Compliance - Unknown Loan Designation					TILA ATR/QM
530260478	XXXXXXXXXX	$104,967.21	AL	7/XX/2014	6/XX/2014	Primary	Refinance Rate/Term	Non QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Mortgage / Program Eligibility - Guideline Requirement: Combined High loan to value discrepancy.: Calculated high loan to value percentage of ___ exceeds Guideline high loan to value percentage of ___
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.
												C	C	C	C	C
[C] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met.
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Non QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Employment history requirement not met. Co-borrower did not have 2 years continuous employment.
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
240735800	XXXXXXXXXX	$97,514.35	TN	7/XX/2014	6/XX/2014	Second Home	Refinance Rate/Term	Higher Priced QM	[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___ Disaster Declaration Date: ___ Disaster End Date: ___			C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
995311006	XXXXXXXXXX	$135,069.42	WV	11/XX/2014	7/XX/2014	Primary	Purchase	Higher Priced QM
[C] Asset Documentation - Aged document: Asset Account date is more than 90 days prior to the note.: -
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.
										Stated value used for review.		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2014 used as disbursement date for compliance testing.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[B] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.

Federal Compliance - The total payment is incorrect due to the amount of taxes and insurance being used is incorrect.
Federal Compliance - The amount for taxes and insurance on the Final TIL was $38.03 versus $85.57 on the HUD I.
Federal Compliance - The P&I payments are paid bi-weekly. The total P&I payment on the HUD I is accurate.
Federal Compliance - The P&I payments are paid bi-weekly. The total P&I payment on the Final GFE appears to be over by $1.00.
Federal Compliance - There was no disbursement date reflected on the Final HUD I.
Federal Compliance - A Rate Lock was not in the file.
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
617146737	XXXXXXXXXX	$153,248.21	TX	9/XX/2014	7/XX/2014	Primary	Purchase	Safe Harbor QM
[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  ___ is less than Cash From Borrower ___.
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___

Income verification did not meet guidelines. 24+ months required. W2s were not found for either borrower. Coborrower has a WVOE, however past year's income verification is not completed.
There was a $32,000 deposit made into the borrower's checking account, Only $24,000 of it could be sourced.
unable to locate the contract.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2014 used as disbursement date for compliance testing.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) – Written Service Provider List Missing
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
895390963	XXXXXXXXXX	$88,157.70	FL	9/XX/2014	7/XX/2014	Primary	Refinance Rate/Term	Higher Priced QM	[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___ Disaster Declaration Date: ___ Disaster End Date: ___			C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[B] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.

Federal Compliance - The total payment on the Final TIL is $765.70, and the actual payment is $699.39.
Federal Compliance - The amount of taxes and insurance on the Final TIL is $211.38, and the actual taxes and insurance payment is $145.07.
Federal Compliance - RESPA (2010) – Written Service Provider List Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Originator Loan Designation was not identified.
																							TILA ATR/QM
442544165	XXXXXXXXXX	$169,694.38	TX	11/XX/2014	7/XX/2014	Primary	Refinance Rate/Term	Higher Priced QM
[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  ___ is less than Cash From Borrower ___.
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Mortgage / Program Eligibility - Guideline Requirement: Amortization term discrepancy.: Note amortization term of ___ does not match Guideline amortization term of ___.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Term discrepancy.: Note term of ___ does not match Guideline term of ___.
										Note term of 360 does not match Guideline term of 291. Note amortization term of 360 does not match Guideline amortization term of 291. Assets were stated and no evidence provided.		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[B] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.

Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - List of Homeownership Counseling Organizations was provided to applicant on 7/23/14.
Federal Compliance - Servicing Disclosure was provided to applicant on 7/23/14.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
105213450	XXXXXXXXXX	$42,001.81	TN	7/XX/2014	7/XX/2014	Primary	Purchase	Higher Priced QM				C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

Federal Compliance - ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/)
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Application / Processing - Missing Document: Missing Lender's Initial 1003
Federal Compliance - Missing Document: QM/ATR Designation Reference not provided
																							TILA ATR/QM
935092497	XXXXXXXXXX	$129,331.65	AZ	11/XX/2014	7/XX/2014	Primary	Refinance Cash-out - Other	Higher Priced QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.
[C] Income Documentation - Income Docs Missing:: -

The subject property is located in a FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage to the subject. The inspection must include exterior photos of the subject.
Stated value used for review.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
262983984	XXXXXXXXXX	$229,294.76	TX	8/XX/2014	7/XX/2014	Primary	Purchase	Higher Priced QM	[C] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of ___ is less than Guideline representative FICO score of ___.
There was no exception in the found in the loan file, and the borrower with the 629 credit score was the major income earner.
The maturity date of the Note was changed when the construction was completed ahead of schedule, and the Note was modified.
Security Instrument indicates a Mortgage Escrow Rider should be attached.  Rider not provided in images.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																		Federal Compliance - No Rate Lock document was found in the loan file. Federal Compliance - Originator Loan Designation was not identified.					TILA ATR/QM
216973444	XXXXXXXXXX	$79,665.00	AZ	8/XX/2014	7/XX/2014	Primary	Refinance Rate/Term	Higher Priced QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.
										Replacement Cost indicator reflects minimum Hazard Coverage Required is $76,402.42. Hazard insurance coverage reflected in file of $72,919.		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2014 used as disbursement date for compliance testing.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																		Federal Compliance - Disbursement Date Missing Federal Compliance - (Missing Data) Last Rate Set Date Federal Compliance - Unknown Loan Designation					TILA ATR/QM
680849117	XXXXXXXXXX	$92,163.82	AL	1/XX/2015	10/XX/2014	Primary	Refinance Rate/Term	Higher Priced QM	[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___ Disaster Declaration Date: ___ Disaster End Date: ___			C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $117,909.96 is underdisclosed from calculated Finance Charge of $119,177.46 in the amount of $1,267.50.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - The calculated finance charge is $119,177.46 and the final TIL finance charge is $117,909.96 for a variance of $1,267.50
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
774794960	XXXXXXXXXX	$98,411.75	KY	1/XX/2015	8/XX/2014	Primary	Purchase	Higher Priced QM
[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  ___ is less than Cash From Borrower ___.
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.
										Borrower paid these items POC as shown on HUD. No invoices in file		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Application / Processing - Missing Document: Missing Lender's Initial 1003
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
906243348	XXXXXXXXXX	$138,877.51	WV	1/XX/2015	9/XX/2014	Primary	Refinance Rate/Term	Higher Priced QM	[C] Income Documentation - Income Docs Missing:: -	File does not contain a current VOE at time of closing to confirm ongoing tenure.		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - Good Faith Estimate forms in file do not verify date rate was set.
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
281019409	XXXXXXXXXX	$81,508.06	KY	11/XX/2014	8/XX/2014	Primary	Refinance Rate/Term	Safe Harbor QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Mortgage / Program Eligibility - Guideline Requirement: Combined High loan to value discrepancy.: Calculated high loan to value percentage of ___ exceeds Guideline high loan to value percentage of ___
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.
[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___
										DSI loan; Bi-weekly payment schedule		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[B] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[B] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011): Payment amount on the Final TIL does not match the P&I payment for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.

Federal Compliance - Missing Employment Dates to verify two years employment history for current and/or prior employment.
Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate
Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
253137045	XXXXXXXXXX	$143,154.75	AR	10/XX/2014	8/XX/2014	Primary	Purchase	Safe Harbor QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Mortgage / Program Eligibility - Guideline Requirement: Combined High loan to value discrepancy.: Calculated high loan to value percentage of ___ exceeds Guideline high loan to value percentage of ___
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.

Unable to verify the Combined Loan to Value Ratio (CLTV) due to the Appraisal Report Missing.
Unable to verify the  Loan to Value Ratio (LTV) due to the Appraisal Report Missing.
Unable to verify the Combined High Loan to Value Ratio (HCLTV) due to the Appraisal Report Missing.
Unable to determine the Contract date due to the Purchase Agreement / Sales Contract document missing. Please provide the Purchase Agreement / Sales Contract document for the subject property that is currently missing from the file. Purchase Contract should be fully executed by all parties and include all associated Sales Contract Addendum(s) & Disclosures.
Unable to Determine FEMA Disaster Status due to missing Appraisal Report. Please provide a Post Disaster Inspection (PDI) Report for the subject property   dated after Disaster End Date of 05/XX/1998 for the subject property that is currently missing from the file.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.

Federal Compliance - Provided Truth-In-Lending (TIL) disclosure does not show Bi-weekly Payments as shown on provided Note.
Federal Compliance - Provided Truth-In-Lending (TIL) disclosure does not show Bi-weekly Payments as shown on provided Note.
Federal Compliance - Please provide a copy of the Initial HUD Settlement Cost Booklet along with proof of delivery to all borrower(s) that is currently missing from the file.
Federal Compliance - Missing Final GFE reflecting Bi-weekly Payments as shown on provided Note.
Federal Compliance - Missing Final GFE reflecting Bi-weekly Payments as shown on provided Note.
Federal Compliance - Missing evidence of the Rate Lock Date. Please provide Rate Lock Agreement Document that is currently missing form the file.
Miscellaneous Compliance - Unable to Determine The Actual Rate Lock Date due to missing documentation. Please provided evidence of the Rate Lock Date currently missing from the file.
Federal Compliance - Unable to determine Originator Loan Designation due to missing documentation. Please provide current Compliance  Report for subject loan that is currently missing from the file to verify Originator Loan Designation.
																							TILA ATR/QM
684929521	XXXXXXXXXX	$109,884.05	FL	10/XX/2014	8/XX/2014	Primary	Purchase	Higher Priced QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Income Documentation - Income Docs Missing:: -
[C] Insurance Analysis - The Hazard Insurance Policy effective date is after the Transaction Date.: Hazard Insurance Policy Effective Date ___, Transaction Date:  ___
										Effective date is after closing date of 10/XX/2014		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - Rate Lock not provided
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
828002812	XXXXXXXXXX	$122,790.43	CA	11/XX/2014	8/XX/2014	Primary	Refinance Rate/Term	Safe Harbor QM	[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___ Disaster Declaration Date: ___ Disaster End Date: ___	Coverage exceeds loan amount		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan)
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate
Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely
Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate
Federal Compliance - (Missing Data) Last Rate Set Date
Application / Processing - Missing Document: Missing Lender's Initial 1003
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
747522240	XXXXXXXXXX	$102,489.64	KY	12/XX/2014	9/XX/2014	Primary	Construction-Permanent	Higher Priced QM
[C] Asset Documentation - Aged document: Asset Account date is more than 90 days prior to the note.: -
[C] Asset Documentation - Guideline Issue: Insufficient asset documentation.: -
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.
										Uses Land appraisal and sales price to calculate LTV. exceeds guidelines Only one statement in file Note date is 12/XX/2014		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.: -
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXXXXXXX is underdisclosed from calculated Finance Charge of $XXXXXXXXX in the amount of $XXXXXXX.

Federal Compliance - TIL reports Finance charge of $137,578.24 and Calculated amount was $139,263.53
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Closing / Title - Signature date is missing
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
665397649	XXXXXXXXXX	$74,247.89	OK	12/XX/2014	9/XX/2014	Primary	Purchase	Higher Priced QM
[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___
Disaster End Date: ___
Disaster Name: ___
Disaster Declaration Date: ___
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Mortgage type discrepancy.: Mortgage type of ___ does not match Guideline mortgage type of ___.
[C] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of ___ is less than Guideline representative FICO score of ___.
										credit report not in file		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] State Compliance - (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Oklahoma Higher-Priced Mortgage Loan: APR on subject loan of XX.XX% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of APOR 3.28% + 1.5%, or 4.78000%.  Compliant Higher Priced Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Cure for 0% tolerance Provided Outside of 30 Days.: RESPA (2010): Final HUD-1 cure for 0% tolerance violation provided outside of 30 days.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXXXXXXX is underdisclosed from calculated Finance Charge of $XXXXXXXXX in the amount of $XXXXXXX.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
State Compliance - (State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure
Federal Compliance - RESPA (2010) -  Cure for 0% tolerance Provided Outside of 30 Days.
Federal Compliance - not in ifle
Application / Processing - Missing Document: Missing Lender's Initial 1003
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
937112404	XXXXXXXXXX	$118,430.16	CA	12/XX/2014	9/XX/2014	Primary	Purchase	Non QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.
												C	C	C	C	C
[C] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Non QM.
[B] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - Rate lock not included in loan file images.
General - Signature Dates are missing from document.
Federal Compliance - Loan is ARM and QM calculates DTI from the greater of the fully indexed rate or note rate
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
199092913	XXXXXXXXXX	$103,006.50	OH	12/XX/2014	12/XX/2014	Primary	Purchase	Higher Priced QM
[C] Asset Documentation - Aged document: Asset Account date is more than 90 days prior to the note.: -
[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  ___ is less than Cash From Borrower ___.
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___
[B] Application / Processing - 1003 Error: Citizenship  was not provided: -
										Bi weekley DSI Purchase contract not found in file.		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] State Compliance - Ohio Consumer Sales Practices Act (Demand Feature): Ohio Consumer Sales Practices Act: Mortgage loan contains an impermissible demand feature.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[B] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely
Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate
State Compliance - Ohio Consumer Sales Practices Act (Demand Feature)
State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)
State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
733595981	XXXXXXXXXX	$69,369.59	KY	12/XX/2014	10/XX/2014	Primary	Refinance Rate/Term	Higher Priced QM
[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  ___ is less than Cash From Borrower ___.
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.
										The hazard insurance coverage is $50,000 with loan amount of $69,369.59.		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXXXXXXX is underdisclosed from calculated Finance Charge of $XXXXXXXXX in the amount of $XXXXXXX.

Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - Unable to determine source of under disclosure due to missing Itemization of Amount Financed
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - (Missing Data) Last Rate Set Date
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
375381283	XXXXXXXXXX	$80,460.58	TN	1/XX/2015	9/XX/2014	Primary	Refinance Rate/Term	Higher Priced QM				C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
895838159	XXXXXXXXXX	$72,856.45	TX	12/XX/2014	9/XX/2014	Primary	Refinance Rate/Term	Higher Priced QM				C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.

Miscellaneous Compliance - There was no rate lock in the file.
Federal Compliance - The borrower was unemployed for a short period of time that indicated a lack of 24 months of continuous employment.
Federal Compliance - The Originator Loan Designation was not identified.
																							TILA ATR/QM
918939403	XXXXXXXXXX	$127,835.14	FL	12/XX/2014	9/XX/2014	Primary	Refinance Rate/Term	Higher Priced QM
[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  ___ is less than Cash From Borrower ___.
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Asset Documentation - Guideline Issue: Insufficient asset documentation.: -
[C] Asset Documentation - Guideline Issue: Insufficient asset documentation.: -
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.
[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___
										Borrowers did not provided 2 months bank statements. Verified liquid assets in the amount of $1060.74 are insufficient to meet cash to close of $1356.		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.

Federal Compliance - Loan file was missing the right to cancel disclosure.
Federal Compliance - Final TIL reflects Bi-weekly payment of $419.27, for a total amount of $908.42.
Federal Compliance - Final TIL calculated payments and escrows as a Bi-weekly total.
Federal Compliance - Final TIL calculated payments and escrows as a Bi-weekly total, final HUD reflected total monthly payment.
Federal Compliance - Final TIL calculated payments and escrows as a Bi-weekly total, HUD and GFE calculated and disclosed monthly total.
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
268867602	XXXXXXXXXX	$59,872.21	IL	1/XX/2015	9/XX/2014	Primary	Refinance Rate/Term	Higher Priced QM	[B] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date ___, Note Date ___
Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
Policy expires within 90 days of Note date, provided updated policy that does not expire within 90 days of Note.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXXXXXXX is underdisclosed from calculated Finance Charge of $XXXXXXXXX in the amount of $XXXXXXX.

Federal Compliance - Verification appraisal was delivered to borrower was not provided.
Federal Compliance - Disclosure reflects Finance Charge of $33009.19 but calculated Finance Charge of $33160.90.  Variance = $151.69.  Lender to provide corrected HUD and copy of letter sent to borrower explaining changes.
Federal Compliance - The file is missing a copy of the rate lock disclosure.
Federal Compliance - Missing Document: QM/ATR Designation Reference not provided
																							TILA ATR/QM
851544155	XXXXXXXXXX	$111,251.54	VA	11/XX/2014	9/XX/2014	Primary	Refinance Rate/Term	Safe Harbor QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Mortgage / Program Eligibility - Guideline Requirement: Amortization term discrepancy.: Note amortization term of ___ does not match Guideline amortization term of ___.
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Term discrepancy.: Note term of ___ does not match Guideline term of ___.
[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___
										Note term of 360 does not match Guideline term of 297. Note amortization term of 360 does not match Guideline amortization term of 297.		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] State Compliance - Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act:  Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information.

Federal Compliance - Notice of Right to Cancel Missing
State Compliance - Virginia Tangible Net Benefit Test
Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
291047229	XXXXXXXXXX	$46,574.55	GA	1/XX/2015	10/XX/2014	Primary	Refinance Rate/Term	Higher Priced QM				C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
246069368	XXXXXXXXXX	$152,463.18	FL	12/XX/2014	10/XX/2014	Primary	Purchase	Safe Harbor QM
[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___
Disaster End Date: ___
Disaster Name: ___
Disaster Declaration Date: ___
[C] Insurance Analysis - The Flood Insurance Policy effective date is after the Note Date.: Flood Insurance Policy Effective Date ___, Note Date ___
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[B] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[B] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[B] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing
Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate
Federal Compliance - The Provided Final HUD-1 does not account for Bi-Weekly Mortgage payments as stated on the Provided Note.
Federal Compliance - The Provided Final HUD-1 does not account for Bi-Weekly Mortgage payments as stated on the Provided Note.
Federal Compliance - The Provided Good Faith Estimate (GFE) does not account for Bi-Weekly Mortgage payments as stated on the Provided Note.
Federal Compliance - The Provided Good Faith Estimate (GFE) does not account for Bi-Weekly Mortgage payments as stated on the Provided Note.
Federal Compliance - Missing evidence of the Rate Lock Date. Please provide Rate Lock Agreement Document that is currently missing form the file.
Federal Compliance - Missing documentation to verify  a copy of each valuation to applicant three (3) business days prior to consummation. Please provide fully executed copy of the Right to Receive Copy of Appraisal, Acknowledgment of Receipt of Appraisal Report and/or Waiver of 72 Hour Advance Presentation Requirement  documents.
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
726829784	XXXXXXXXXX	$105,706.07	TN	12/XX/2014	10/XX/2014	Primary	Refinance Rate/Term	Safe Harbor QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.

LTV & CLTV calculated using the  amount shown on line 120 of the Final HUD-1, as appraisal is missing.
LTV & CLTV calculated using the  amount shown on line 120 of the Final HUD-1, as appraisal is missing.
The hazard insurance policy reflects dwelling coverage in the amount of $99,000. This leaves a coverage shortage in the amount of $6,706.07.
Subject Note date is 12/XX/14, which is after the disaster declaration end date of 3/XX/2002.  Appraisal report is missing from the loan file.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.

Federal Compliance - Subject is a construction loan with out a right to rescind.
Federal Compliance - Verified Final TIL reflects PITI bi-weekly payment of $349.09
Federal Compliance - Verified the amount of taxes and insurance on the Final TIL does not match the taxes and insurance on the Final HUD-1.
Federal Compliance - Verified Final HUD-1 reflects initial payment as $638.24.
Federal Compliance - Final GFE reflects initial payment as $638.98
Federal Compliance - No Rate lock found in docs.
Miscellaneous Compliance - Verified GFE does not reflect rate lock.
Federal Compliance - Loan designation UTD as directed in Deal Notes.
																							TILA ATR/QM
650884582	XXXXXXXXXX	$92,819.51	TX	12/XX/2014	9/XX/2014	Primary	Purchase	Higher Priced QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[B] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___
QM qualifying DTI: ___
										Credit report missing no liabilities in file		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.

Federal Compliance - Taxes and insurance are not reflected correctly on TIL.  due to Bi weekly payments listed on TIL
Federal Compliance - Taxes and insurance are not reflected correctly on Til, due to Bi weekly payments listed on TIL
Federal Compliance - Unable to locate Cost Booklet
Federal Compliance - Payment is collected bi-weekly
Federal Compliance - Payment is collected bi-weekly
Federal Compliance - Payment is collected bi-weekly
Federal Compliance - Term is 291
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
989048597	XXXXXXXXXX	$109,652.60	FL	3/XX/2015	10/XX/2014	Primary	Purchase	Higher Priced QM
[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  ___ is less than Cash From Borrower ___.
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Income Documentation - Income Docs Missing:: -
[B] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: ___
QM qualifying DTI: ___

Unable to determinate due to missing credit report.
Source documentation is a Insurance Quote. Please provide Hazard Insurance Policy.
Investor's qualifying DTI: 17.41221%
QM qualifying DTI: 25.05991%
Assets short $70.00 no POC on HUD
Source documentation is a Insurance Quote. Please provide Hazard Insurance Policy with Effective dates.
Source documentation is a Insurance Quote. Please provide Hazard Insurance Policy with Effective dates.
The subject property is located in a FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage to the subject. The inspection must include exterior photos of the subject.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXXXXXX is underdisclosed from calculated Finance Charge of $XXXXXXX in the amount of $XXXXXX.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.

Federal Compliance - GFE used for review. There no prior GFE in file.
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan)
Federal Compliance - (Missing Data) Last Rate Set Date
Application / Processing - Missing Document: Missing Lender's Initial 1003
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
534070851	XXXXXXXXXX	$132,363.28	TX	1/XX/2015	10/XX/2014	Primary	Purchase	Higher Priced QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Insurance Analysis - The Hazard Insurance Policy effective date is after the Transaction Date.: Hazard Insurance Policy Effective Date ___, Transaction Date:  ___
										The hazard insurance coverage is $125,000 with loan amount of $132,363.28. Hazard Insurance effective date is 1/XX/2015. Loan closed on 1/XX/15.		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
227328154	XXXXXXXXXX	$72,589.21	AR	1/XX/2015	10/XX/2014	Primary	Purchase	Higher Priced QM
[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  ___ is less than Cash From Borrower ___.
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.
										No asset documentation was provided. Coverage shortfall of $8,589.21; no alternate replacement cost in file.		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.02500% is underdisclosed from calculated APR of 6.16655% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXXXXXX is underdisclosed from calculated Finance Charge of $XXXXXXX in the amount of $XXXXXX.
[B] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.

Federal Compliance - The Final HUD indicates $147.48 monthly escrow payment; however the Final TIL indicted a $65.66 bi-weekly escrow payment.
Federal Compliance - The Final HUD indicates $147.48 monthly escrow payment; however the Final TIL indicted a $65.66 bi-weekly escrow payment.
Federal Compliance - Unable to determine difference due to missing Itemization of amount financed.
Federal Compliance - Fees were under disclosed by $1,198.15; unable to determine difference due to missing Itemization of Amount Financed.
Federal Compliance - The actual payments are based on a bi-weekly schedule.  GFE and HUD don't reflect this.
Federal Compliance - The actual payments are based on a bi-weekly schedule.  GFE and HUD don't reflect this.
Federal Compliance - No cure was located on the Final HUD.
Application / Processing - Missing Document: Missing Lender's Initial 1003
Federal Compliance - Unable to determine loan designation with data provided.
																							TILA ATR/QM
658827272	XXXXXXXXXX	$62,310.97	KY	1/XX/2015	10/XX/2014	Primary	Refinance Rate/Term	Higher Priced QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

Application / Processing - Missing Document: Missing Lender's Initial 1003
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
962345787	XXXXXXXXXX	$134,523.05	LA	11/XX/2014	10/XX/2014	Primary	Purchase	Non QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.
												C	C	C	C	C
[C] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met.
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Non QM.
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.

Federal Compliance - CHARM Booklet provided does not reflect a date.
Federal Compliance - ARM Disclosure provided does not reflect a date.
Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Loan Designation determined as Non QM due to missing employment information.
Federal Compliance - Borrower has 60 day GAP of employment and there was not a LOE located in the file.
																							TILA ATR/QM
870335607	XXXXXXXXXX	$66,593.44	TX	1/XX/2015	10/XX/2014	Primary	Refinance Rate/Term	Higher Priced QM
[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  ___ is less than Cash From Borrower ___.
[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___
Disaster End Date: ___
Disaster Name: ___
Disaster Declaration Date: ___
[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___

Lienholder on hazard policy is listed as Lender only.
The payment on the Note is calculated on a simple interest accrual which appears to account for the difference.
There were no assets verified for the borrower.
No Mortgage Escrow Rider was found in the loan file.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

Federal Compliance - No Rate Lock document was found in the loan file.
Federal Compliance - No evidence of when the borrower received a copy of the appraisal.
Federal Compliance - Originator Loan Designation was not identified.
																							TILA ATR/QM
356568012	XXXXXXXXXX	$102,882.89	KY	12/XX/2014	10/XX/2014	Primary	Purchase	Higher Priced QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Loan purpose discrepancy.: Loan purpose of ___ does not match Guideline loan purpose of ___.
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.
										Loan purpose of Purchase does not match Guideline loan purpose of Construction-Permanent.		C	C	C	C	C
[C] Federal Compliance - (Missing Data) Missing Contract Price Data: Contract Sales Price not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Unable to determine HUD Settlement Booklet was provided due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXXXXXX is underdisclosed from calculated Finance Charge of $XXXXXXX in the amount of $XXXXXX.
[B] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[B] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011): Payment amount on the Final TIL does not match the P&I payment for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.

Federal Compliance - Truth In Lending Act: Final TIL Finance Charge of $98,307.80 is underdisclosed from calculated Finance Charge of $98,407.84 in the amount of $100.04.
Federal Compliance - Unable to determine HUD Settlement Booklet was provided due to missing information.
Federal Compliance - The subject is a bi-weekly loan.
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate
Federal Compliance - The Note term is 292 months, the Note has a bi-weekly payment schedule.
Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate
Federal Compliance - The signed disclosure is dated on 12/23/19.
Federal Compliance - The payment on the Note is $312.93, the Note has a bi-weekly payment schedule.
Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - Contract Sales Price not provided. Any applicable Federal, State or Local compliance testing is unreliable.
Federal Compliance - Unknown Loan Designation
																							Indeterminable (UAL State)
613934601	XXXXXXXXXX	$87,907.73	LA	12/XX/2014	11/XX/2014	Primary	Purchase	Higher Priced QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.
[C] Income Documentation - Income Docs Missing:: -
										The required Verbal VOE within 10 days prior to closing was not in the file.		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - TILA NMLSR - Missing NMLS Information on Security Instrument: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Security Instrument.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXXXXXXX is underdisclosed from calculated Finance Charge of $XXXXXXX in the amount of $XXXXXX.

Closing / Title - The Final TIL signature was not dated.
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - TILA NMLSR - Missing NMLS Information on Security Instrument
Federal Compliance - Unable to determine the Loan Designation.
																							TILA ATR/QM
771270862	XXXXXXXXXX	$66,139.82	AL	1/XX/2015	11/XX/2014	Primary	Refinance Limited Cash-out GSE	Higher Priced QM				C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM.
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX

Federal Compliance - Sufficient cure provided
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - Unknown Loan Designation
																							TILA ATR/QM
319530331	XXXXXXXXXX	$53,455.76	AL	4/XX/2014	12/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX

Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure
Federal Compliance - Under disclosure is due to TIL Itemization not including the following fees as prepaid finance charges: $30 Affidavit of Affixation, $400 Manufactured Home Fee, $60 Tax Service Fee. In addition, the TIL itemization reflects that the Flood Cert Fee is $142 when the HUD reflects $35.
Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Federal HPML 2009 Compliant
																							-
518564475	XXXXXXXXXX	$29,954.76	AR	6/XX/2014	1/XX/2014	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[B] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - SAFE Act - NMLS Info Not in File
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Federal HPML 2009 Compliant
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
																							-
583131482	XXXXXXXXXX	$116,480.05	GA	4/XX/2014	10/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

Miscellaneous Compliance - Alternate source used for application date
Federal Compliance - Federal HPML 2009 Compliant
Application / Processing - Missing Document: Missing Lender's Initial 1003
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																							-
516888573	XXXXXXXXXX	$106,899.90	AR	2/XX/2014	1/XX/2014	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
																		Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing Federal Compliance - (Missing Data) Last Rate Set Date Federal Compliance - Federal HPML 2009 Compliant Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days					-
189840152	XXXXXXXXXX	$184,847.09	LA	2/XX/2014	1/XX/2014	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
																		Federal Compliance - Federal HPML 2009 Compliant Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing Federal Compliance - (Missing Data) Last Rate Set Date					-
100359420	XXXXXXXXXX	$180,000.00	FL	10/XX/2005	9/XX/2005	Primary	Purchase					A	A	A	A	A							-
662943247	XXXXXXXXXX	$270,000.00	FL	11/XX/2005	11/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is the consummation date.	Federal Compliance - Initial Loan Application Status Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
519739676	XXXXXXXXXX	$348,000.00	FL	2/XX/2006	12/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Final TIL Finance Charge Under Disclosed					-
419206442	XXXXXXXXXX	$373,500.00	CA	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B		Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
899912507	XXXXXXXXXX	$252,300.00	FL	4/XX/2006	7/XX/2005	Primary	Purchase					A	A	A	A	A							-
253518699	XXXXXXXXXX	$95,000.00	FL	6/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/XX/2005 which is the consummation date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - FACTA Disclosure Missing Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Initial Loan Application Status Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
769382263	XXXXXXXXXX	$250,704.00	FL	6/XX/2006	11/XX/2005	Primary	Purchase		[C] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing

SELLER - GENERAL COMMENT (2019-10-30): Received new file.
REVIEWER - GENERAL COMMENT (2019-10-30): Received new file. No documents in the file that resolved any outstanding exceptions.
REVIEWER - GENERAL COMMENT (2017-02-24): Unable to clear exception with documentation that was provided. Received secondary lien final HUD.
REVIEWER - GENERAL COMMENT (2017-03-11): Received HUD for 2nd mortgage. Exception remains
																				GENERAL COMMENT (2019-10-30): Received new file.		No	TNR Testing Not Required
342996325	XXXXXXXXXX	$336,000.00	FL	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/XX/2006 which is 1 month(s) prior to consummation. A X month lookback was used to determine this application date.	Federal Compliance - Initial Loan Application Status Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
386060457	XXXXXXXXXX	$213,000.00	CA	5/XX/2006	4/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/XX/2006 which is 1 month(s) prior to consummation. A X month lookback was used to determine this application date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Initial Loan Application Status Test					-
992462533	XXXXXXXXXX	$183,900.00	FL	9/XX/2006	8/XX/2006	Primary	Purchase					A	A	A	A	A							-
531651383	XXXXXXXXXX	$186,975.00	AZ	12/XX/2006	11/XX/2006	Primary	Purchase					A	A	A	A	A							-
359146425	XXXXXXXXXX	$159,000.00	NV	2/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status					-
175872060	XXXXXXXXXX	$176,000.00	FL	2/XX/2007	1/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/XX/2007 which is 1 month(s) prior to consummation. A X month lookback was used to determine this application date.	Miscellaneous Compliance - Initial TIL not provided Federal Compliance - Initial Loan Application Status Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
177110772	XXXXXXXXXX	$220,000.00	IL	1/XX/2007	12/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing					-
815799122	XXXXXXXXXX	$157,500.00	GA	4/XX/2007	1/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Miscellaneous Compliance - Initial TIL not provided					-
909255482	XXXXXXXXXX	$180,000.00	FL	4/XX/2007	4/XX/2007	Primary	Purchase					A	A	A	A	A							-
543727410	XXXXXXXXXX	$365,000.00	FL	4/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/XX/2007 which is 1 month(s) prior to consummation. A X month lookback was used to determine this application date.	Federal Compliance - Initial Loan Application Status Test Miscellaneous Compliance - Initial TIL not provided					-
805601047	XXXXXXXXXX	$190,000.00	FL	7/XX/2006	5/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - There is a Lender credit on line 213 for $5,000 which is un-itemized therefore excluded. Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
204701844	XXXXXXXXXX	$238,400.00	FL	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	A							-
893437544	XXXXXXXXXX	$306,000.00	FL	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing TIL itemization of prepaid finance charges.					-
788207187	XXXXXXXXXX	$247,000.00	IL	4/XX/2008	3/XX/2008	Investment	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/XX/2008 which is 1 month(s) prior to consummation. A X month lookback was used to determine this application date.	Federal Compliance - Initial Loan Application Status Test Federal Compliance - FACTA Disclosure Missing					-
812316302	XXXXXXXXXX	$323,000.00	NV	9/XX/2007	8/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/XX/2007 which is 1 month(s) prior to consummation. A X month lookback was used to determine this application date. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Initial Loan Application Status Test Miscellaneous Compliance - Initial TIL not provided					-
257164373	XXXXXXXXXX	$160,000.00	IL	5/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/XX/2007 which is 1 month(s) prior to consummation.  A X month lookback was used to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Initial Loan Application Status Test					-
298649592	XXXXXXXXXX	$127,600.00	GA	2/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/XX/2008 which is the consummation date.	Miscellaneous Compliance - Initial TIL not provided Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Initial Loan Application Status Test					-
484628149	XXXXXXXXXX	$144,550.00	GA	10/XX/2007	9/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/XX/2007 which is 1 month(s) prior to consummation. A X month lookback was used to determine this application date.	Federal Compliance - Initial Loan Application Status Test					-
273343009	XXXXXXXXXX	$255,200.00	FL	4/XX/2006	3/XX/2006	Second Home	Purchase		[C] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			B	B	B	B	B	[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/XX/2006 which is 1 month(s) prior to consummation. A X month lookback was used to determine this application date. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Initial Loan Application Status Test Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties					-
667859895	XXXXXXXXXX	$196,000.00	IL	8/XX/2006	8/XX/2006	Primary	Refinance Rate/Term		[C] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			B	B	B	B	B
[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/XX/2006 which is the consummation date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Initial Loan Application Status Test					-
710259298	XXXXXXXXXX	$287,250.00	CA	6/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other		[C] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
843794426	XXXXXXXXXX	$112,000.00	IL	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/XX/2006 which is 1 month(s) prior to consummation. A X month lookback was used to determine this application date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Miscellaneous Compliance - Initial TIL not provided Federal Compliance - Initial Loan Application Status Test					-
576629157	XXXXXXXXXX	$210,000.00	FL	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 month(s) prior to consummation.  A X month lookback was used to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Initial Loan Application Status Test					-
865207110	XXXXXXXXXX	$144,000.00	FL	12/XX/2007	11/XX/2007	Investment	Purchase					B	B	B	B	B	[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 month(s) prior to consummation. A X month lookback was used to determine this application date.	Federal Compliance - Initial Loan Application Status Test					-
756300876	XXXXXXXXXX	$255,347.00	FL	12/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Miscellaneous Compliance - Initial TIL not provided Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - FACTA Disclosure Missing					-
100170299	XXXXXXXXXX	$232,000.00	NV	8/XX/2007	7/XX/2007	Second Home	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/XX/2007 which is 1 month(s) prior to consummation.  A X month lookback was used to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Initial Loan Application Status Test Federal Compliance - TILA - Final TIL Missing Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	REVIEWER - GENERAL COMMENT (2017-03-01): Unable to clear exception with documentation provided. Initial TIL provided.				-
590329596	XXXXXXXXXX	$250,000.00	GA	1/XX/2007	1/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/XX/2007 which is the consummation date.	Federal Compliance - Initial Loan Application Status Test					-
600541094	XXXXXXXXXX	$296,800.00	NY	2/XX/2007	1/XX/2007	Primary	Purchase					A	A	A	A	A							-
711705300	XXXXXXXXXX	$417,000.00	MD	2/XX/2007	1/XX/2007	Investment	Refinance Cash-out - Other		[C] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			B	B	B	B	B	[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/XX/2007 which is 1 month(s) prior to consummation. A X month lookback was used to determine this application date.	Federal Compliance - Initial Loan Application Status Test					-
315149915	XXXXXXXXXX	$280,000.00	IL	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other		[C] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 month(s) prior to consummation. A X month lookback was used to determine this application date.	Federal Compliance - Initial Loan Application Status Test Federal Compliance - FACTA Disclosure Missing					-
806007466	XXXXXXXXXX	$200,000.00	FL	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/XX/2007 which is 1 month(s) prior to consummation. A X month lookback was used to determine this application date.	Federal Compliance - Initial Loan Application Status Test					-
226519625	XXXXXXXXXX	$151,000.00	MI	8/XX/2003	6/XX/2003	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
																		State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)					-
222889425	XXXXXXXXXX	$288,000.00	NV	7/XX/2005	7/XX/2005	Primary	Purchase		[C] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			A	A	A	A	A							-
269595901	XXXXXXXXXX	$225,273.00	NV	9/XX/2005	7/XX/2005	Second Home	Purchase		[C] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			A	A	A	A	A							-
107229306	XXXXXXXXXX	$352,000.00	NV	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		[C] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - FACTA Disclosure Missing					-
257573389	XXXXXXXXXX	$191,000.00	IL	11/XX/2005	10/XX/2005	Primary	Refinance Rate/Term		[C] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			A	A	A	A	A							-
516470860	XXXXXXXXXX	$145,600.00	MI	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
859662099	XXXXXXXXXX	$227,000.00	VA	10/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
952595193	XXXXXXXXXX	$300,000.00	NJ	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties					-
159676040	XXXXXXXXXX	$178,650.00	NV	4/XX/2005	3/XX/2005	Second Home	Purchase		[C] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/XX/2005 which is 1 month(s) prior to consummation.  A X month lookback was used to determine this application date.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Status Federal Compliance - Initial Loan Application Status Test Federal Compliance - FACTA Disclosure Missing					-
804223155	XXXXXXXXXX	$155,992.00	NV	2/XX/2006	12/XX/2005	Second Home	Purchase		[C] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			A	A	A	A	A							-
273741143	XXXXXXXXXX	$311,250.00	NV	2/XX/2006	1/XX/2006	Investment	Refinance Cash-out - Other					A	A	A	A	A							-
610130225	XXXXXXXXXX	$100,000.00	MI	3/XX/2006	2/XX/2006	Primary	Refinance Rate/Term		[C] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			B	B	B	B	B
[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/XX/2006 which is 1 month(s) prior to consummation.  A X month lookback was used to determine this application date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) Federal Compliance - Notice of Right to Cancel Missing State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided) Federal Compliance - Initial Loan Application Status Test					-
875513101	XXXXXXXXXX	$170,000.00	CA	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other		[C] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - FACTA Disclosure Missing Federal Compliance - Notice of Right to Cancel Missing					-
110163566	XXXXXXXXXX	$296,704.00	NV	4/XX/2006	3/XX/2006	Primary	Purchase		[C] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/XX/2006 which is 1 month(s) prior to consummation.  A X month lookback was used to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Initial Loan Application Status Test Federal Compliance - FACTA Disclosure Missing					-
487891255	XXXXXXXXXX	$133,000.00	NV	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test Miscellaneous Compliance - Initial TIL not provided					-
387507702	XXXXXXXXXX	$168,000.00	GA	8/XX/2006	8/XX/2006	Primary	Refinance Rate/Term		[C] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
384635775	XXXXXXXXXX	$256,000.00	CA	8/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/XX/2006 which is the consummation date. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Initial Loan Application Status Test					-
219498438	XXXXXXXXXX	$172,000.00	CA	9/XX/2006	8/XX/2006	Second Home	Purchase		[C] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
839344639	XXXXXXXXXX	$184,000.00	FL	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other		[C] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing					-
187392037	XXXXXXXXXX	$320,000.00	FL	10/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other		[C] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
184043486	XXXXXXXXXX	$253,000.00	GA	11/XX/2006	10/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - TIL itemization did not disclose a GA fee of $6.50, a title post closing fee of $75, a recording service fee of $50, a subordination recording fee of $12, or a courier fee of $15 as prepaid finance charges.					-
168192824	XXXXXXXXXX	$168,300.00	GA	11/XX/2006	11/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Finance charges under disclosed by $89.49 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a Courier fee of $60.00 or post-closing/transaction fee of $30.00 as a prepaid finance charge. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
648728340	XXXXXXXXXX	$193,500.00	IL	10/XX/2006	10/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test					-
411771841	XXXXXXXXXX	$388,000.00	NJ	2/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other		[C] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			B	B	B	B	B		Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
667110942	XXXXXXXXXX	$135,900.00	FL	12/XX/2006	12/XX/2006	Primary	Purchase		[C] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			B	B	B	B	B		Miscellaneous Compliance - Initial TIL not provided					-
162518942	XXXXXXXXXX	$247,992.00	NV	1/XX/2007	1/XX/2007	Primary	Purchase		[C] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status					-
807294287	XXXXXXXXXX	$328,000.00	NY	3/XX/2007	2/XX/2007	Primary	Refinance Rate/Term					A	A	A	A	A							-
224061179	XXXXXXXXXX	$207,920.00	IL	4/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
251905297	XXXXXXXXXX	$376,000.00	NJ	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	A							-
199968919	XXXXXXXXXX	$268,800.00	NJ	3/XX/2006	2/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/XX/2006 which is 1 month(s) prior to consummation. A X month lookback was used to determine this application date.	Federal Compliance - Initial Loan Application Status Test					-
370732666	XXXXXXXXXX	$174,400.00	FL	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - Federal FACTA Disclosure Timing Test Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance					-
925717881	XXXXXXXXXX	$306,400.00	MD	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B		Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
359355207	XXXXXXXXXX	$181,600.00	IL	5/XX/2007	5/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/XX/2007 which is the consummation date. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Initial Loan Application Status Test					-
823426932	XXXXXXXXXX	$223,250.00	FL	6/XX/2007	5/XX/2007	Second Home	Purchase		[C] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			A	A	A	A	A							-
180466927	XXXXXXXXXX	$211,500.00	IL	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is the consummation date.	Federal Compliance - Initial Loan Application Status Test					-
428887744	XXXXXXXXXX	$300,000.00	MD	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
610529935	XXXXXXXXXX	$308,000.00	CT	8/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
260784199	XXXXXXXXXX	$194,750.00	IL	11/XX/2007	10/XX/2007	Primary	Refinance Rate/Term		[C] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 month(s) prior to consummation.  A X month lookback was used to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Initial Loan Application Status Test Federal Compliance - FACTA Disclosure Missing					-
333570342	XXXXXXXXXX	$160,000.00	AZ	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other		[C] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			B	B	B	B	B	[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 8/XX/2007 which is 1 month(s) prior to consummation. A X month lookback was used to determine this application date.	Federal Compliance - Initial Loan Application Status Test					-
308812630	XXXXXXXXXX	$275,000.00	NC	5/XX/2008	4/XX/2008	Primary	Refinance Cash-out - Other		[C] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
119791974	XXXXXXXXXX	$215,000.00	NY	7/XX/2009	5/XX/2009	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
287800849	XXXXXXXXXX	$157,200.00	FL	12/XX/2012	11/XX/2012	Primary	Refinance Rate/Term		[C] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 1 month(s) prior to consummation.  A X month lookback was used to determine this application date.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Initial Escrow Account Statement Missing: RESPA (2010): Initial escrow account statement was not provided to the borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Unable to determine reason for underdisclosure due to missing TIL itemization of prepaid finance charges.
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) -  Initial Escrow Account Statement Missing
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure
Federal Compliance - SAFE Act - LO Company NMLS license status not approved
Federal Compliance - SAFE Act - Individual LO not licensed at time of application
Federal Compliance - SAFE Act - Individual LO NMLS license status not approved
Federal Compliance - SAFE Act - LO Company not licensed at time of application
Federal Compliance - Initial Loan Application Status Test
Federal Compliance - FACTA Disclosure Missing
																							-
386999132	XXXXXXXXXX	$91,000.00	GA	2/XX/2004	1/XX/2004	Primary	Purchase					A	A	A	A	A							-
311118364	XXXXXXXXXX	$334,400.00	FL	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/XX/2006 which is 1 month(s) prior to consummation. A X month lookback was used to determine this application date.	Miscellaneous Compliance - Initial TIL not provided Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Initial Loan Application Status Test					-
401585873	XXXXXXXXXX	$169,000.00	FL	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing					-
559819102	XXXXXXXXXX	$154,500.00	AZ	11/XX/2008	10/XX/2008	Primary	Refinance Cash-out - Other		[C] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2008 which is 1 month(s) prior to consummation. A X month lookback was used to determine this application date.	Federal Compliance - Initial Loan Application Status Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
729333538	XXXXXXXXXX	$360,000.00	VA	8/XX/2007	7/XX/2007	Primary	Purchase			High Cost testing not complete - Premium and terms were not documented in file.		B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
345922821	XXXXXXXXXX	$356,000.00	CA	1/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
331371809	XXXXXXXXXX	$640,000.00	IL	1/XX/2007	10/XX/2006	Primary	Construction-Permanent					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing					-
425082602	XXXXXXXXXX	$494,114.39	CA	10/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Appraisal not provided.		B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Application / Processing - Client approved use of alternative application document for initial application date					-
579167457	XXXXXXXXXX	$342,197.21	NY	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - Final TIL Estimated Application / Processing - Client approved use of alternative application document for initial application date.					-
297677661	XXXXXXXXXX	$282,898.16	GA	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Appraisal not provided		B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - FACTA Disclosure Missing Application / Processing - Client approved use of alternative application document for initial application date					-
985595789	XXXXXXXXXX	$242,814.08	CA	1/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. [B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Application / Processing - Client approved use of alternative application document for initial application date. Federal Compliance - Final TIL Estimated Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date					-
642928159	XXXXXXXXXX	$300,800.00	OH	1/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Ability to repay requirements not met due to reduced doc loan type.
																		State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely) State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified) Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
112261106	XXXXXXXXXX	$304,574.84	NJ	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. [B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - Final TIL Estimated Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Application / Processing - Client approved use of alternative application document for initial application date.					-
438738628	XXXXXXXXXX	$236,000.00	HI	11/XX/2005	10/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test					-
451933665	XXXXXXXXXX	$283,493.67	NY	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B	[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - Final TIL Estimated Application / Processing - Client approved use of alternative application document for initial application date.					-
994157934	XXXXXXXXXX	$148,233.95	PA	4/XX/2007	3/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
651541522	XXXXXXXXXX	$117,300.00	NC	3/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
[B] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of US Treasury 4.2800% + 3%, or 7.28000% and Conventional Mortgage Rate 5.6700% + 1.75%, or 7.42000%.  Non-Compliant Rate Spread Home Loan.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		State Compliance - The loan file contains the following third party documentation: 1) Paystub and W2 2) Credit report. Although the aforementioned documents are in file, unable to conclusively ascertain compliance with North Carolina Rate Spread ability to repay provision. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
527089754	XXXXXXXXXX	$147,000.00	MD	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
864348647	XXXXXXXXXX	$64,000.00	TX	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other			Appraisal not provided.		B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[B] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
																		State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal) Federal Compliance - Missing Initial Loan Application Test					-
345587536	XXXXXXXXXX	$172,000.00	PA	3/XX/2006	2/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.	Federal Compliance - Missing Initial Loan Application Test					-
811937532	XXXXXXXXXX	$60,000.00	PA	2/XX/2007	1/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
538293347	XXXXXXXXXX	$48,499.00	PA	8/XX/2003	7/XX/2003	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to verify due to missing itemization of amount financed. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
325869479	XXXXXXXXXX	$74,000.00	PA	12/XX/2005	12/XX/2005	Investment	Purchase					A	A	A	A	A							-
842577902	XXXXXXXXXX	$99,900.00	PA	7/XX/2006	6/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
387430704	XXXXXXXXXX	$73,000.00	PA	12/XX/2006	11/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.	Federal Compliance - (Missing Data) Flood Hazard Zone Federal Compliance - Missing Initial Loan Application Test					-
176156766	XXXXXXXXXX	$145,000.00	PA	6/XX/2005	4/XX/2005	Primary	Purchase					B	B	B	B	B		Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
859741146	XXXXXXXXXX	$138,000.00	PA	12/XX/2006	11/XX/2006	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
118195777	XXXXXXXXXX	$69,600.00	PA	11/XX/2008	10/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2008.	Federal Compliance - Missing Initial Loan Application Test					-
258125478	XXXXXXXXXX	$277,709.60	PA	2/XX/2006	1/XX/2006	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
[B] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
233775870	XXXXXXXXXX	$71,500.00	PA	3/XX/2006	2/XX/2006	Primary	Purchase					A	A	A	A	A							-
686901290	XXXXXXXXXX	$65,000.00	PA	10/XX/2005	5/XX/2005	Primary	Purchase					A	A	A	A	A							-
126775562	XXXXXXXXXX	$79,000.00	PA	6/XX/2005	5/XX/2005	Primary	Purchase					A	A	A	A	A							-
113663238	XXXXXXXXXX	$88,000.00	PA	5/XX/2006	2/XX/2006	Primary	Purchase					A	A	A	A	A							-
781937780	XXXXXXXXXX	$83,900.00	PA	2/XX/2007	12/XX/2006	Primary	Purchase					A	A	A	A	A							-
108908498	XXXXXXXXXX	$60,625.00	PA	9/XX/2006	8/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
492764535	XXXXXXXXXX	$64,500.00	PA	3/XX/2005	2/XX/2005	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
629523060	XXXXXXXXXX	$83,600.00	PA	8/XX/2004	4/XX/2004	Primary	Purchase					A	A	A	A	A							-
788053472	XXXXXXXXXX	$87,000.00	PA	9/XX/2007	9/XX/2007	Primary	Purchase					A	A	A	A	A							-
307134415	XXXXXXXXXX	$78,975.00	PA	6/XX/2008	5/XX/2008	Primary	Purchase					A	A	A	A	A							-
683781228	XXXXXXXXXX	$191,000.00	PA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
697405412	XXXXXXXXXX	$54,999.00	PA	5/XX/2006	4/XX/2006	Primary	Purchase					A	A	A	A	A							-
397722385	XXXXXXXXXX	$87,000.00	PA	3/XX/2005	2/XX/2005	Primary	Purchase					A	A	A	A	A							-
622090608	XXXXXXXXXX	$60,000.00	PA	10/XX/2006	9/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
502125105	XXXXXXXXXX	$107,350.00	PA	8/XX/2003	3/XX/2003	Primary	Purchase					A	A	A	A	A							-
388999086	XXXXXXXXXX	$151,920.00	PA	11/XX/2004	9/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.	Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing					-
330995831	XXXXXXXXXX	$54,200.00	PA	1/XX/1993	12/XX/1992	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1992 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/1992.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Per TIL itemization Application Fee of $275, Assignment Fee of $22.75, Flood Cert of $15 and Tax Cert Fee of $5 not included in finance charges. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - (Missing Data) Flood Hazard Zone					-
781592323	XXXXXXXXXX	$82,255.00	PA	7/XX/2006	6/XX/2006	Primary	Purchase					A	A	A	A	A							-
540135844	XXXXXXXXXX	$303,200.00	PA	1/XX/2005	11/XX/2004	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.	Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing					-
551110399	XXXXXXXXXX	$47,500.00	PA	8/XX/1998	6/XX/1998	Primary	Purchase					A	A	A	A	A							-
980989574	XXXXXXXXXX	$135,000.00	PA	10/XX/2006	7/XX/2006	Primary	Purchase					A	A	A	A	A							-
929853437	XXXXXXXXXX	$121,000.00	PA	8/XX/2007	5/XX/2007	Primary	Purchase					A	A	A	A	A							-
716500608	XXXXXXXXXX	$225,000.00	PA	9/XX/2007	7/XX/2007	Primary	Purchase					A	A	A	A	A							-
462530130	XXXXXXXXXX	$68,875.00	PA	12/XX/2007	11/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.	Federal Compliance - Missing Initial Loan Application Test					-
221107260	XXXXXXXXXX	$308,750.00	MA	5/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
937458901	XXXXXXXXXX	$360,000.00	VA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.					-
759101054	XXXXXXXXXX	$60,000.00	PA	8/XX/2007	7/XX/2007	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
355408331	XXXXXXXXXX	$280,000.00	IL	11/XX/2004	10/XX/2004	Investment	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.	Federal Compliance - Missing Initial Loan Application Test					-
770944884	XXXXXXXXXX	$90,000.00	PA	10/XX/1995	9/XX/1995	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1995 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/1995.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - (Missing Data) Flood Hazard Zone					-
422321029	XXXXXXXXXX	$60,000.00	PA	2/XX/2007	1/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
248272693	XXXXXXXXXX	$175,950.00	PA	1/XX/2008	11/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing Test					-
433710649	XXXXXXXXXX	$74,500.00	PA	2/XX/2008	1/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.	Federal Compliance - Missing Initial Loan Application Test					-
280001404	XXXXXXXXXX	$95,900.00	IN	2/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
262480240	XXXXXXXXXX	$48,600.00	IN	12/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
385381365	XXXXXXXXXX	$179,500.00	IL	2/XX/2005	1/XX/2005	Primary	Refinance Rate/Term					A	A	A	A	A							-
689823301	XXXXXXXXXX	$336,000.00	IL	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - FACTA Disclosure Missing					-
126977318	XXXXXXXXXX	$114,875.00	PA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing					-
305234744	XXXXXXXXXX	$199,500.00	IL	2/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.	Federal Compliance - Missing Initial Loan Application Test					-
359639547	XXXXXXXXXX	$148,750.00	IL	2/XX/2005	1/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.	Federal Compliance - Missing Initial Loan Application Test					-
453059314	XXXXXXXXXX	$120,400.00	IL	2/XX/2005	1/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.	Federal Compliance - Missing Initial Loan Application Test					-
217136880	XXXXXXXXXX	$71,250.00	IN	3/XX/2005	2/XX/2005	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Underdisclosure is payment stream related. TIL payments show MI adjusting after 12 months to a range of payments for the remaining 54 months while calculated payment stream shows same payment for the 66 months. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
750177900	XXXXXXXXXX	$135,000.00	MI	3/XX/2005	2/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Unable to test Bill of Rights disclosure due to missing information.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Unable to test Consumer Caution notice due to missing information.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																		State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided) Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) Federal Compliance - Missing Initial Loan Application Test					-
665901115	XXXXXXXXXX	$98,000.00	IL	3/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test					-
562622492	XXXXXXXXXX	$283,000.00	IL	3/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TIL Itemization did not disclose the $200 settlement, $15 courier or $26 assignment recording fee as prepaid finance charges. Federal Compliance - Federal FACTA Disclosure Timing Test					-
295040774	XXXXXXXXXX	$315,000.00	IL	3/XX/2005	2/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
659943193	XXXXXXXXXX	$165,600.00	IL	4/XX/2005	3/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.	Federal Compliance - Missing Initial Loan Application Test					-
952508428	XXXXXXXXXX	$217,500.00	IL	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
677334449	XXXXXXXXXX	$52,250.00	IN	4/XX/2005	3/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test					-
684974336	XXXXXXXXXX	$148,500.00	OH	6/XX/2005	5/XX/2005	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
900557499	XXXXXXXXXX	$135,000.00	IL	6/XX/2005	5/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.	Federal Compliance - Missing Initial Loan Application Test					-
118235269	XXXXXXXXXX	$104,550.00	IN	7/XX/2005	7/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test					-
944243275	XXXXXXXXXX	$74,000.00	MO	7/XX/2005	6/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
706037157	XXXXXXXXXX	$187,200.00	IL	7/XX/2005	6/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.	Federal Compliance - Missing Initial Loan Application Test					-
513866393	XXXXXXXXXX	$96,000.00	IN	8/XX/2005	7/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test					-
306640743	XXXXXXXXXX	$161,700.00	IL	8/XX/2005	7/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
689470333	XXXXXXXXXX	$140,000.00	IL	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
151634856	XXXXXXXXXX	$161,600.00	IL	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
748524977	XXXXXXXXXX	$118,400.00	IN	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - Missing Initial Loan Application Test					-
590533278	XXXXXXXXXX	$101,600.00	MI	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided) Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test					-
931234899	XXXXXXXXXX	$292,000.00	IL	9/XX/2005	9/XX/2005	Primary	Purchase					A	A	A	A	A							-
727041706	XXXXXXXXXX	$113,600.00	OH	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.	Federal Compliance - Missing Initial Loan Application Test					-
171091606	XXXXXXXXXX	$180,000.00	MN	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
205330393	XXXXXXXXXX	$224,000.00	IL	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.	Federal Compliance - Missing Initial Loan Application Test					-
956115275	XXXXXXXXXX	$130,000.00	IL	8/XX/2005	7/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.					-
180685429	XXXXXXXXXX	$79,000.00	IN	10/XX/2005	9/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
531434973	XXXXXXXXXX	$196,000.00	IL	10/XX/2005	9/XX/2005	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
474417625	XXXXXXXXXX	$136,400.00	IL	1/XX/2006	11/XX/2005	Primary	Refinance Cash-out - Other					A	A	A	A	A							-
616717912	XXXXXXXXXX	$173,000.00	IL	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test					-
563140889	XXXXXXXXXX	$348,000.00	FL	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other					A	A	A	A	A							-
466227961	XXXXXXXXXX	$219,900.00	MI	4/XX/2006	4/XX/2006	Primary	Purchase					A	A	A	A	A							-
691317255	XXXXXXXXXX	$179,700.00	IL	4/XX/2006	3/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
469042030	XXXXXXXXXX	$93,000.00	MO	4/XX/2006	4/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test					-
394793324	XXXXXXXXXX	$119,000.00	IL	7/XX/2006	5/XX/2006	Primary	Refinance Rate/Term					A	A	A	A	A							-
396243645	XXXXXXXXXX	$249,000.00	IL	7/XX/2006	7/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
213621134	XXXXXXXXXX	$80,325.00	KS	8/XX/2006	6/XX/2006	Primary	Purchase					A	A	A	A	A							-
220044879	XXXXXXXXXX	$343,200.00	MI	4/XX/2006	3/XX/2006	Primary	Purchase					A	A	A	A	A							-
668902640	XXXXXXXXXX	$372,000.00	IL	9/XX/2006	8/XX/2006	Primary	Purchase					A	A	A	A	A							-
309780083	XXXXXXXXXX	$103,000.00	IN	10/XX/2006	9/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
681158239	XXXXXXXXXX	$136,500.00	OH	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
334928334	XXXXXXXXXX	$310,000.00	IL	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
519680171	XXXXXXXXXX	$114,000.00	IN	12/XX/2006	11/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
909855099	XXXXXXXXXX	$417,000.00	IN	12/XX/2006	12/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
583382853	XXXXXXXXXX	$69,600.00	PA	2/XX/1992	1/XX/1992	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/1992 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/1991. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test					-
197013833	XXXXXXXXXX	$90,250.00	NJ	11/XX/1994	10/XX/1994	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1994 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/1994.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

Federal Compliance - ARM Disclosure Timing Test
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						No	TNR Testing Not Required
942362604	XXXXXXXXXX	$180,000.00	NJ	4/XX/2001	3/XX/2001	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2000. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.					-
615020264	XXXXXXXXXX	$70,800.00	IN	7/XX/2002	6/XX/2002	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test					-
352997678	XXXXXXXXXX	$137,750.00	NC	4/XX/2002	3/XX/2002	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Lump sum seller credit of $2,500 reflected on HUD-1, however the loan file does not itemize which fee(s) this credit is applied to so it has not been included in testing.					-
186294206	XXXXXXXXXX	$188,000.00	OH	8/XX/2002	8/XX/2002	Primary	Refinance Cash-out - Home Improvement					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																		Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	TR HUD Deficiency
639864424	XXXXXXXXXX	$108,750.00	OH	12/XX/2002	11/XX/2002	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees is in excess of the allowable maximum of 5.00000% of the Original Loan Amount. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation Federal Compliance - TIL Itemization did not disclose the settlement fee of $200 as prepaid finance charges Federal Compliance - FNMA Points and Fees					-
656661667	XXXXXXXXXX	$79,200.00	PA	3/XX/2003	2/XX/2003	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.	Federal Compliance - Missing Initial Loan Application Test					-
515706037	XXXXXXXXXX	$70,000.00	FL	12/XX/2002	11/XX/2002	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002.
																		Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
976089724	XXXXXXXXXX	$146,800.00	NJ	1/XX/2003	12/XX/2002	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - Missing Initial Loan Application Test					-
834893398	XXXXXXXXXX	$136,000.00	DE	4/XX/2003	1/XX/2003	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine underdisclosure as the file did not contain an itemization of amount financed.					-
481867555	XXXXXXXXXX	$200,000.00	NJ	5/XX/2003	4/XX/2003	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine the cause of the Finance Charge due to a missing TIL Itemization. Federal Compliance - Missing Initial Loan Application Test					-
205516063	XXXXXXXXXX	$290,000.00	MA	3/XX/2003	2/XX/2003	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test					-
961693966	XXXXXXXXXX	$208,000.00	NJ	4/XX/2003	3/XX/2003	Primary	Purchase					A	A	A	A	A							-
879154680	XXXXXXXXXX	$136,000.00	NJ	5/XX/2003	4/XX/2003	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
405124961	XXXXXXXXXX	$235,000.00	MA	7/XX/2003	6/XX/2003	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine source of under disclosure due to missing itemization of amount financed Federal Compliance - Missing Initial Loan Application Test					-
716437473	XXXXXXXXXX	$400,000.00	MD	7/XX/2003	6/XX/2003	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine cause of under-disclosure due to missing itemization of amount financed Federal Compliance - Missing Initial Loan Application Test					-
969048381	XXXXXXXXXX	$650,000.00	NY	3/XX/2004	2/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.	Federal Compliance - Missing Initial Loan Application Test					-
674319596	XXXXXXXXXX	$318,250.00	NY	9/XX/2003	8/XX/2003	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure, due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
195839287	XXXXXXXXXX	$240,000.00	CT	12/XX/2003	11/XX/2003	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test					-
379233370	XXXXXXXXXX	$318,000.00	NJ	1/XX/2004	12/XX/2003	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 01/XX/2004.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test					-
144213010	XXXXXXXXXX	$84,075.00	PA	3/XX/2004	2/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Payment stream on the Final TIL reflects a split premium renewals. MI Certificate reflects fixed rate/declining renewals. Federal Compliance - Missing Initial Loan Application Test					-
914039549	XXXXXXXXXX	$85,000.00	PA	4/XX/2004	3/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.	Federal Compliance - Missing Initial Loan Application Test					-
901613112	XXXXXXXXXX	$78,300.00	OH	6/XX/2004	6/XX/2004	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
995969465	XXXXXXXXXX	$364,000.00	NJ	7/XX/2004	6/XX/2004	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing Itemization of Finance Charges. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
545883350	XXXXXXXXXX	$240,000.00	MA	7/XX/2004	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
202950538	XXXXXXXXXX	$200,000.00	RI	8/XX/2004	8/XX/2004	Primary	Refinance Rate/Term		[B] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: -			B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test					-
150047100	XXXXXXXXXX	$105,000.00	NY	8/XX/2004	7/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
533052299	XXXXXXXXXX	$128,250.00	PA	9/XX/2004	8/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test					-
498881598	XXXXXXXXXX	$112,000.00	NC	10/XX/2004	9/XX/2004	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure, due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
545834521	XXXXXXXXXX	$106,100.00	OH	9/XX/2004	8/XX/2004	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
342591931	XXXXXXXXXX	$165,000.00	RI	10/XX/2004	9/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine cause of underdisclosure due to missing Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test					-
736805502	XXXXXXXXXX	$232,000.00	MA	10/XX/2004	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX

Federal Compliance - Under disclosure of $405.00 is fee related due to TIL Itemization only disclosing Prepaid Interest of $725.00 and the Final HUD reflects $1196.25. The TIL Itemization also disclosed a Certified copy fee of $25 that was not collected on the HUD, and a courier fee of $60 and the Final HUD reflects $45.00.
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																							-
259672375	XXXXXXXXXX	$216,000.00	NY	11/XX/2004	10/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed					-
398701743	XXXXXXXXXX	$184,000.00	PA	11/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure of finance charges due to loan file missing TIL itemization of prepaid finance charges. Federal Compliance - Missing Initial Loan Application Test					-
820560124	XXXXXXXXXX	$228,000.00	PA	11/XX/2004	10/XX/2004	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Unable to determine reason for under disclosure due to missing itemization of amount financed. Under disclosure appears be fee related. Federal Compliance - Missing Initial Loan Application Test					-
476665739	XXXXXXXXXX	$74,000.00	PA	11/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.					-
132995935	XXXXXXXXXX	$205,000.00	FL	11/XX/2004	10/XX/2004	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.	Federal Compliance - Missing Initial Loan Application Test					-
289505487	XXXXXXXXXX	$170,905.00	PA	11/XX/2004	10/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Closing instructions did not include $35 Closing Protection Letter Fee, $20 Tax Cert Fee, and $65.50 Courier Fee in the prepaid finance charges. Discount fee on the HUD 3418.10 and 3418.00 on the TIL. Federal Compliance - Missing Initial Loan Application Test					-
906291184	XXXXXXXXXX	$185,000.00	NJ	12/XX/2004	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test					-
651382281	XXXXXXXXXX	$71,000.00	RI	12/XX/2004	11/XX/2004	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine source of under disclosure due to missing itemization of amount financed					-
101741537	XXXXXXXXXX	$172,000.00	RI	12/XX/2004	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
380915928	XXXXXXXXXX	$154,000.00	PA	12/XX/2004	11/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed Federal Compliance - Missing Initial Loan Application Test					-
798812880	XXXXXXXXXX	$210,000.00	NY	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Unable to determine under disclosure, due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
646878870	XXXXXXXXXX	$119,900.00	PA	1/XX/2005	12/XX/2004	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
352991501	XXXXXXXXXX	$280,000.00	NJ	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine cause of underdisclosure due to missing Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
385543135	XXXXXXXXXX	$151,000.00	CT	2/XX/2005	1/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine cause of under-disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
615794953	XXXXXXXXXX	$249,000.00	NY	2/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test					-
570429938	XXXXXXXXXX	$168,000.00	CT	1/XX/2005	12/XX/2004	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test					-
516810838	XXXXXXXXXX	$171,000.00	CT	1/XX/2005	12/XX/2004	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Unable to determine reason for under disclosure due to missing TIL itemization. Federal Compliance - FACTA Disclosure Missing					-
578847679	XXXXXXXXXX	$85,500.00	NJ	2/XX/2005	1/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test					-
664112654	XXXXXXXXXX	$124,900.00	PA	2/XX/2005	1/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
431197171	XXXXXXXXXX	$208,000.00	PA	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - FACTA Disclosure Missing					-
823131153	XXXXXXXXXX	$170,000.00	MA	2/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	Federal Compliance - Payoff Statement Missing Federal Compliance - Federal FACTA Disclosure Timing Test					-
585416676	XXXXXXXXXX	$135,800.00	NJ	2/XX/1999	1/XX/1999	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/1998. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
277764058	XXXXXXXXXX	$74,000.00	PA	3/XX/2011	2/XX/2011	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
274872889	XXXXXXXXXX	$136,001.00	PA	7/XX/2003	6/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																							-
543198575	XXXXXXXXXX	$40,000.00	MA	9/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
																		State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - 10% late charge exceeds the 3% maximum per state of MA. Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
516183005	XXXXXXXXXX	$148,525.59	CT	3/XX/2009	2/XX/2009	Primary	Refinance Rate/Term			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty:  Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2008.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																		State Compliance - PPP Expired. Prepayment charge not allowed per CT state - max prepayment charge for ARM loan is 0 - note states $220 -Lender is XXX. Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing					-
892174575	XXXXXXXXXX	$150,000.00	NJ	4/XX/2009	3/XX/2009	Primary	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title.		D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2009 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Missing
State Compliance - 10% late charge exceeds 5% maximum per state (NJ.)
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						Yes	TR Indeterminable (UAL State)
321530302	XXXXXXXXXX	$150,000.00	NJ	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - 10% late charge charge exceeds 5% maximum per state (NJ).
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						Yes	TR Indeterminable (UAL State)
759738530	XXXXXXXXXX	$30,000.00	PA	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - FACTA Disclosure Missing					-
401985529	XXXXXXXXXX	$229,500.00	RI	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			No preliminary or final title in file.		C	C	C	C	C
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided.
[C] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided.
[C] State Compliance - (Missing Data) Last Transaction Date: Last Transaction Date Missing.  Unable to conclusively determine if loan is subject to Rhode Island Tangible Net Benefit
[C] State Compliance - Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided): Rhode Island Home Loan:  Tangible Net Benefit Disclosure not provided to borrower for refinance within 60 months.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Payoff Statement Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
State Compliance - Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided)
State Compliance - (Missing Data) Last Transaction Date
State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided)
State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File)
State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided)
																							State - NC
823150745	XXXXXXXXXX	$231,356.00	MA	6/XX/2006	5/XX/2006	Primary	Refinance Rate/Term			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - 10% late charge exceeds 3% maximum per state (MA). State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
798349625	XXXXXXXXXX	$231,000.00	MA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - Massachusetts Late Charge Percent Testing State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
746421847	XXXXXXXXXX	$158,632.00	MA	2/XX/2007	1/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																		State Compliance - 10% late charge exceeds 3% maximum per state (MA). State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
669022990	XXXXXXXXXX	$145,900.00	RI	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
987983971	XXXXXXXXXX	$189,330.00	MA	11/XX/2005	10/XX/2005	Primary	Refinance Rate/Term			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																		State Compliance - 10% late charge exceeds 3% maximum per state (MA). State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
161262626	XXXXXXXXXX	$100,000.00	CT	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
																							-
533909213	XXXXXXXXXX	$201,111.00	RI	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
187832893	XXXXXXXXXX	$245,000.00	NJ	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Other			Acknowledged		C	C	C	C	C
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX

Miscellaneous Compliance - Acknowledged
Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - FACTA Disclosure Missing
State Compliance - 5% late charge exceeds 4% maximum per state (NJ).
																							Late Charge
615985315	XXXXXXXXXX	$242,500.00	MA	5/XX/2004	4/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		[B] Application / Processing - 1003 Error: Citizenship was not provided: -	File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																		State Compliance - 10% late charge exceeds 3% maximum per state (MA) Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
177393424	XXXXXXXXXX	$250,000.00	MA	2/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
																		State Compliance - 10% late charge exceeds 3% maximum per state (MA.) State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
585673290	XXXXXXXXXX	$220,000.00	MA	8/XX/2003	7/XX/2003	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Miscellaneous Compliance - (Doc Error) Initial GFE not provided State Compliance - 10% late charge exceeds 3% maximum per state (MA) Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi					-
260287958	XXXXXXXXXX	$530,000.00	RI	7/XX/2004	6/XX/2004	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		B	B	B	B	B	[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
406956033	XXXXXXXXXX	$155,000.00	PA	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
657980133	XXXXXXXXXX	$114,357.00	FL	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing State Compliance - Late charge percentage per Note is 10%, per state guidelines is 5% (FL). Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
864231770	XXXXXXXXXX	$65,000.00	NY	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.

Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date
State Compliance - 10% late charge exceeds 2% maximum per state (NY)
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
																							-
545356158	XXXXXXXXXX	$75,000.00	PA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
115845344	XXXXXXXXXX	$285,000.00	PA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other			No preliminary or final title in file.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
476343759	XXXXXXXXXX	$303,764.19	NJ	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title		C	C	C	C	C
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

Federal Compliance - Payoff Statement Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
State Compliance - 10% late charge exceeds 5% maximum per state (NJ)
																							Late Charge
246997342	XXXXXXXXXX	$85,109.00	PA	3/XX/2006	2/XX/2006	Primary	Refinance Rate/Term			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
571578298	XXXXXXXXXX	$196,000.00	PA	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
812420596	XXXXXXXXXX	$75,000.00	NJ	12/XX/2005	11/XX/2005	Primary	Refinance Rate/Term			File does not contain either Preliminary or Final Title		C	C	C	C	C
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.

Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - Payoff Statement Missing
Federal Compliance - Missing Initial Loan Application Test
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - 10% late charge exceeds 5% maximum per state (NJ).
																							Late Charge
899890432	XXXXXXXXXX	$308,981.00	NJ	1/XX/2006	12/XX/2005	Primary	Refinance Rate/Term			File does not contain either Preliminary or Final Title.		C	C	C	C	C
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Payoff Statement Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
State Compliance - New Jersey Home Loan (Late Charge)
																							Late Charge
752147166	XXXXXXXXXX	$220,000.00	NJ	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		C	C	C	C	C
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - Payoff Statement Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - FACTA Disclosure Missing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
State Compliance - Late charge not allowed per state (NJ) - max late charge for NJ is 5% - note states 10%
																							Late Charge
782248291	XXXXXXXXXX	$141,000.00	PA	2/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																							-
583970024	XXXXXXXXXX	$177,000.00	NJ	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title		C	C	C	C	C
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Payoff Statement Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - New Jersey Home Loan (Late Charge)
																							Late Charge
401948903	XXXXXXXXXX	$170,000.00	NJ	5/XX/2004	4/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	File does not contain either Preliminary or Final Title		C	C	C	C	C
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Payoff Statement Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - New Jersey Home Loan (Late Charge)
																							Late Charge
743132496	XXXXXXXXXX	$75,000.00	PA	6/XX/2004	5/XX/2004	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004.
																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
155383012	XXXXXXXXXX	$148,000.00	PA	4/XX/2003	3/XX/2003	Primary	Refinance Rate/Term			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided					-
330319927	XXXXXXXXXX	$50,528.00	PA	3/XX/2006	2/XX/2006	Primary	Refinance Rate/Term		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Initial Loan Application Test
																							-
507077994	XXXXXXXXXX	$99,000.00	PA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						Yes	TR Indeterminable
552373864	XXXXXXXXXX	$100,000.00	NJ	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		C	C	C	C	C
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.

Federal Compliance - Payoff Statement Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Under disclosure is not a fee issue.  Appears to be DSI related.
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
State Compliance - 10% late charge exceeds 5% maximum per state (NJ).
																							Late Charge
779378480	XXXXXXXXXX	$100,000.00	FL	5/XX/2007	4/XX/2007	Primary	Refinance UTD			File does not contain preliminary or final title		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely					-
262040754	XXXXXXXXXX	$71,057.00	PA	12/XX/2002	11/XX/2002	Primary	Refinance UTD		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	File does not contain either Preliminary or Final Title		D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						Yes	TR Indeterminable
231381770	XXXXXXXXXX	$75,000.00	PA	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
660380729		$104,000.00	PA	4/XX/2008								D	D	D	D	D
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Application / Processing - Missing Document: Missing Lender's Initial 1003
Loan File - File only contains Mortgage and Final TIL.  Insufficient documents to complete compliance.
Closing / Title - Missing Final HUD-1
Closing / Title - File only contains pg 1 of Note.
																						UTD	Indeterminable
955195622	XXXXXXXXXX	$265,000.00	NJ	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Home Improvement					C	C	C	C	C
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Payoff Statement Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
State Compliance - 10% late charge exceeds 5% maximum per state (NJ).
																							Late Charge
566972556	XXXXXXXXXX	$200,000.00	NJ	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
State Compliance - 10% late charge exceeds 5% maximum per state (NJ).
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						Yes	TR Indeterminable (UAL State)
553296989												D	D	D	D	D
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Application / Processing - Missing Document: Missing Lender's Initial 1003
Loan File - File only contains Mortgage.  Insufficient documents to complete compliance.
Closing / Title - TILA - Final TIL Missing
Closing / Title - Missing Final HUD-1
Closing / Title - Missing Document: Note - Subject Lien not provided
																						UTD	TILA SOL Not Expired
980247535	XXXXXXXXXX	$350,302.32	PA	5/XX/2006	4/XX/2006	Primary	Refinance Rate/Term			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Disbursement Date Missing Federal Compliance - Missing Initial Loan Application. Federal Compliance - Creditor did not provide FACTA Credit Score Disclosure. Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Value not found.					-
945629533												D	D	D	D	D
Closing / Title - TILA - Final TIL Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Application / Processing - Missing Document: Missing Lender's Initial 1003
Loan File - File only contains Mortgage.  Insufficient documents to complete compliance.
Closing / Title - Missing Final HUD-1
Closing / Title - Missing Document: Note - Subject Lien not provided
																						UTD	Indeterminable
638561143												D	D	D	D	D
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Application / Processing - Missing Document: Missing Lender's Initial 1003
Loan File - File only contains Mortgage.  Missing Note/HELOC Agreement.  Insufficient documents to complete compliance.
Closing / Title - Missing Document: Note - Subject Lien not provided
																						UTD	Indeterminable
697418190												D	D	D	D	D
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Application / Processing - Missing Document: Missing Lender's Initial 1003
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Closing / Title - Missing Final HUD-1
Closing / Title - Missing Document: Note - Subject Lien not provided
Closing / Title - TILA - Final TIL Missing
Loan File - File only contains Mortgage.  Insufficient documents to complete compliance.
																						UTD	TILA SOL Not Expired
152479086												D	D	D	D	D
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Application / Processing - Missing Document: Missing Lender's Initial 1003
Loan File - File only contains Mortgage.  Missing Note/HELOC Agreement.  Insufficient documents to complete compliance.
Closing / Title - Missing Document: Note - Subject Lien not provided
																						UTD	Indeterminable
486751379						UTD	UTD UTD					D	D	D	D	D
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Application / Processing - Missing Document: Missing Lender's Initial 1003
Loan File - File only contains Mortgage.  Missing Note/HELOC Agreement.  Insufficient documents to complete compliance.
Closing / Title - Missing Document: Note - Subject Lien not provided
																						UTD	Indeterminable
542325259	XXXXXXXXXX	$39,000.00	PA	8/XX/2009	7/XX/2009	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2009.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - FACTA Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
																							-
194503337	XXXXXXXXXX	$150,000.00	MA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
State Compliance - 10% late charge exceeds the 3% maximum per state of MA.
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																							-
843679455	XXXXXXXXXX	$83,500.00	MD	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] State Compliance - Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																		General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided State Compliance - 10% late charge exceeds 5% maximum late charge per state of MD. Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test					-
785722640	XXXXXXXXXX	$183,000.00	PA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						Yes	TR Indeterminable
440351879	XXXXXXXXXX	$140,000.00	MA	2/XX/2012	1/XX/2012	UTD	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
[B] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty:  Prepayment penalty not permissible on a partial prepayment.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2011.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing
Federal Compliance - Notice of Right to Cancel Missing
State Compliance - PPP Expired.  Prepayment charge not allowed per MA.  Max prepayment charge for secondary loan is $0.00.  Note states $450.00 Lender is XXX.
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File
Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						Yes	TR Indeterminable (UAL State)
537061249	XXXXXXXXXX	$100,000.00	PA	5/XX/2010	4/XX/2010	Primary	Refinance UTD			File does not contain either Preliminary or Final Title		D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2010 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2010.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Notice of Special Flood Hazard Disclosure Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	Unable to Determine - Exception Evaluation
503885755	XXXXXXXXXX	$146,000.00	PA	12/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing					-
316672939	XXXXXXXXXX	$112,000.00	PA	6/XX/2012	5/XX/2012	Primary	Refinance Cash-out - Other			File does not contain preliminary of final title		D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2012 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2011.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
789605275	XXXXXXXXXX	$114,000.00	CT	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.

State Compliance - Late charge of 10% exceeds maximum of 5% per state of CT.
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
977969950	XXXXXXXXXX	$92,043.64	SC	5/XX/2008	4/XX/2008	Primary	Refinance UTD			File does not contain either Preliminary or Final Title		D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right to Cancel Missing
State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided)
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						Yes	TR Indeterminable
984669067	XXXXXXXXXX	$102,500.00	MD	8/XX/2003	7/XX/2003	Primary	UTD UTD			File does not contain either Preliminary or Final Title.		D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] State Compliance - Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right to Cancel Missing
State Compliance - The greater of $20 or 10% late charge exceeds the greater of $2 or 5Y% maximum per state (MD)
Federal Compliance - Missing Initial Loan Application No Fees
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						UTD	Indeterminable
543601000	XXXXXXXXXX	$90,069.27	PA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
477352376	XXXXXXXXXX	$100,000.00	MA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other			File does not contain either a Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.

Federal Compliance - FACTA Disclosure Missing
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - 10% late charge exceeds the 3% maximum per state - MA.
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File
Federal Compliance - Payoff Statement Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
283103993	XXXXXXXXXX	$108,000.00	PA	9/XX/2002	8/XX/2002	Primary	Refinance UTD			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2002.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided Federal Compliance - Notice of Right to Cancel Missing					-
146182193	XXXXXXXXXX	$100,000.00	PA	9/XX/2012	8/XX/2012	Primary	UTD UTD					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2012 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2012.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - (Missing Data) Flood Hazard Zone
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
																							-
195845712	XXXXXXXXXX	$125,794.00	PA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.

Federal Compliance - FACTA Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																							-
483131019	XXXXXXXXXX	$102,000.00	NJ	7/XX/2004	6/XX/2004	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - New Jersey Home Loan (Late Charge)
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						Yes	TR Indeterminable (UAL State)
296218825	XXXXXXXXXX	$100,000.00	MA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Home Improvement			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - 10% late charge exceeds 3% maximum per state (MA). State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing					-
254179212	XXXXXXXXXX	$31,650.00	FL	10/XX/1998	9/XX/1998	Investment	Purchase					A	A	A	A	A							-
246158904	XXXXXXXXXX	$152,000.00	CT	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			File did not include either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
647530218	XXXXXXXXXX	$310,500.00	RI	5/XX/2007	4/XX/2007	Primary	Refinance Rate/Term			File does not contain either Preliminary or Final Title		C	C	C	C	C
[C] State Compliance - Rhode Island Tangible Net Benefit Testing: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

Federal Compliance - Payoff Statement Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - Missing prior transaction date to determine if RI TNB is required.  Missing prior loan info to determine if there was a TNB.
																							State - NC
729961799	XXXXXXXXXX	$69,000.00	NJ	4/XX/1996	3/XX/1996	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/1996 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/1995. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
371439895	XXXXXXXXXX	$175,000.00	NJ	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title		C	C	C	C	C
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Payoff Statement Missing
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - 10% late charge exceeds 5% maximum per state NJ
																							Late Charge
873291163	XXXXXXXXXX	$204,300.00	CT	3/XX/1989	3/XX/1989	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test					-
299549131	XXXXXXXXXX	$376,000.00	RI	5/XX/2011	4/XX/2011	UTD	UTD UTD					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided.
[C] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided.
[C] State Compliance - (Missing Data) Last Transaction Date: Last Transaction Date Missing.  Unable to conclusively determine if loan is subject to Rhode Island Tangible Net Benefit
[C] State Compliance - Rhode Island Tangible Net Benefit Testing: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
[C] State Compliance - Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided): Rhode Island Home Loan:  Tangible Net Benefit Disclosure not provided to borrower for refinance within 60 months.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  A lookback period was not able to be performed.  Compliance tests were run using an application date of 04/XX/2011 which is X month prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - (Missing Data) Flood Hazard Zone
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided)
State Compliance - Rhode Island Tangible Net Benefit Testing
State Compliance - (Missing Data) Last Transaction Date
State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided)
State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File)
State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided)
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						UTD	State - NC
248177507	XXXXXXXXXX	$56,000.00	PA	9/XX/2010	8/XX/2010	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2010 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2010.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
228819756	XXXXXXXXXX	$105,000.00	PA	2/XX/2012	1/XX/2012	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2011.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
224994580	XXXXXXXXXX	$251,750.00	MD	6/XX/1999	5/XX/1999	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1999 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Missing Initial Loan Application No Fees
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						No	TNR Testing Not Required
587812558	XXXXXXXXXX	$550,000.00	TN	3/XX/2004	2/XX/2004	Primary	Refinance UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						Yes	TR Indeterminable
399977825	XXXXXXXXXX	$472,750.00	FL	12/XX/2001	10/XX/2001	Primary	Purchase			Note does not provide an interest rate or payment for the permanent phase. Used interest rate from final approval for compliance testing purposes.		B	B	B	B	B		Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
948951909	XXXXXXXXXX	$245,000.00	NY	3/XX/2006	2/XX/2006	Primary	UTD UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - Property Type Not Provided
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						UTD	Indeterminable
828543277	XXXXXXXXXX	$508,200.00	NJ	9/XX/2005	8/XX/2005	Primary	Refinance UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						Yes	TR Indeterminable (UAL State)
762043538	XXXXXXXXXX	$599,931.00	CA	9/XX/2005	8/XX/2005	UTD	UTD UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						UTD	Indeterminable
143648993	XXXXXXXXXX	$151,900.00	FL	9/XX/2005	8/XX/2005	UTD	UTD UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - (Missing Data) Flood Hazard Zone
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						UTD	Indeterminable
943659960	XXXXXXXXXX	$520,000.00	CA	7/XX/2005	6/XX/2005	UTD	UTD UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						UTD	Indeterminable
869838369	XXXXXXXXXX	$524,000.00	NY	11/XX/2004	10/XX/2004	Investment	UTD UTD			File does not contain either Preliminary or Final Title.		D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						UTD	Indeterminable
405459281	XXXXXXXXXX	$95,000.00	MN	6/XX/2005	5/XX/2005	Primary	Refinance Rate/Term					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						Yes	TR Indeterminable
508538357	XXXXXXXXXX	$650,000.00	CA	7/XX/2005	6/XX/2005	Primary	UTD UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - (Missing Data) Flood Hazard Zone
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						UTD	Indeterminable
610607071	XXXXXXXXXX	$316,000.00	NY	9/XX/2005	8/XX/2005	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						No	TNR Testing Not Required
917005378	XXXXXXXXXX	$262,500.00	NY	9/XX/2005	8/XX/2005	Primary	Refinance UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - (Missing Data) Flood Hazard Zone
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						Yes	TR Indeterminable
184027098	XXXXXXXXXX	$192,500.00	MA	9/XX/2005	8/XX/2005	Primary	UTD UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						UTD	Indeterminable (UAL State)
310146008	XXXXXXXXXX	$301,500.00	NJ	9/XX/2005	8/XX/2005	Primary	Refinance UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						Yes	TR Indeterminable (UAL State)
437902095	XXXXXXXXXX	$305,600.00	FL	8/XX/2005	7/XX/2005	Primary	Refinance UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						Yes	TR Indeterminable
856093287	XXXXXXXXXX	$333,750.00	FL	9/XX/2005	8/XX/2005	UTD	Refinance UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						Yes	TR Indeterminable
184170715	XXXXXXXXXX	$168,750.00	FL	8/XX/2005	7/XX/2005	Primary	Refinance Rate/Term			File does not contain either Preliminary or Final Title.		D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - (Missing Data) Flood Hazard Zone
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						Yes	TR Indeterminable
134134272	XXXXXXXXXX	$504,000.00	MD	8/XX/2005	7/XX/2005	Primary	Refinance UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						Yes	TR Indeterminable
392695376	XXXXXXXXXX	$288,000.00	MA	12/XX/2005	11/XX/2005	UTD	UTD UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[C] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - Property Type Not Provided
Federal Compliance - Notice of Right to Cancel Missing
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						UTD	Indeterminable (UAL State)
208406807	XXXXXXXXXX	$622,500.00	NY	10/XX/2005	9/XX/2005	Primary	Purchase		[C] Insurance Analysis - The Flood Insurance Policy effective date is after the Note Date.: Flood Insurance Policy Effective Date ___, Note Date ___			D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - Property Type Not Provided
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Appraisal report was not captured.
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Notice of Special Flood Hazard Disclosure Missing
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						No	Unable to Determine - Exception Evaluation
424083646	XXXXXXXXXX	$400,000.00	CA	9/XX/2005	8/XX/2005	Primary	Refinance UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						Yes	TR Indeterminable
546512648	XXXXXXXXXX	$100,000.00	MI	4/XX/2006	3/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees is in excess of the allowable maximum of  5.00000% of the Original Loan Amount.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
																		State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FNMA Points and Fees					-
218809396	XXXXXXXXXX	$362,000.00	CA	1/XX/2003	12/XX/2002	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002.	Federal Compliance - Missing Initial Loan Application Test					-
463114038	XXXXXXXXXX	$380,000.00	NY	12/XX/2002	10/XX/2002	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.	Federal Compliance - Disbursement Date Missing Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
981433667	XXXXXXXXXX	$460,000.00	NJ	12/XX/2002	11/XX/2002	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2002.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - TIL Itemization did not disclose the CPL fee of $25, the notice of settlement fee of $15, the wire fee of $75 or the courier fee of $15 as prepaid finance charges. Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided					-
492455013	XXXXXXXXXX	$347,200.00	FL	5/XX/2004	5/XX/2004	Primary	Purchase					A	A	A	A	A							-
195232726	XXXXXXXXXX	$600,000.00	NY	6/XX/2004	4/XX/2004	Primary	Purchase					A	A	A	A	A							-
164491444	XXXXXXXXXX	$450,000.00	MI	1/XX/2003	12/XX/2002	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.	Federal Compliance - Missing Initial Loan Application Test					-
740091234	XXXXXXXXXX	$401,600.00	FL	7/XX/2004	6/XX/2004	Primary	Purchase					A	A	A	A	A							-
346701485	XXXXXXXXXX	$1,000,000.00	FL	8/XX/2004	7/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.	Federal Compliance - Missing Initial Loan Application Test					-
973337589	XXXXXXXXXX	$150,000.00	NY	1/XX/2010	12/XX/2009	Primary	Refinance UTD			Files does not contain Preliminary or final title		B	B	B	B	B
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2009.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
State Compliance - 10% Late charge exceeds 2% maximum per NY law
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
																							-
609596329	XXXXXXXXXX	$65,000.00	PA	5/XX/2009	4/XX/2009	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title.		D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - (Missing Data) Flood Hazard Zone
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
867229825	XXXXXXXXXX	$28,800.00	PA	11/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

Federal Compliance - Disbursement Date Missing
Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
101812540	XXXXXXXXXX	$253,576.00	GA	1/XX/2006	12/XX/2005	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
465980679	XXXXXXXXXX	$55,000.00	PA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title.		B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
465470689	XXXXXXXXXX	$75,000.00	NH	3/XX/2010	2/XX/2010	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2010 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2010.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - (Missing Data) Flood Hazard Zone
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
373325622	XXXXXXXXXX	$168,000.00	NY	1/XX/2015	12/XX/2014	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Notice of Right to Cancel Missing
State Compliance - New York Late Charge Percent Testing
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing
Federal Compliance - (Missing Data) Flood Hazard Zone
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						Yes	TR Indeterminable
784944823	XXXXXXXXXX	$200,000.00	MA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Home Improvement			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
[B] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty:  Prepayment penalty not permissible on a partial prepayment.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
State Compliance - PPP Expired. Prepayment charge not allowed per MA - note states $220. Lender is XXX.
State Compliance - 10% late charge exceeds 3% maximum per state (MA).
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
																							-
584206365	XXXXXXXXXX	$62,700.00	PA	11/XX/1997	9/XX/1997	Primary	Purchase					A	A	A	A	A							-
578188356	XXXXXXXXXX	$470,000.00	NJ	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
State Compliance - New Jersey Home Loan (Late Charge)
Closing / Title - Missing Document: Note - Subject Lien not provided
																						Yes	TR Note Deficiency (UAL State)
131359307	XXXXXXXXXX	$15,000.00	PA	3/XX/2007	2/XX/2007	UTD	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
487276342	XXXXXXXXXX	$80,700.00	PA	5/XX/1998	3/XX/1998	Primary	Purchase					A	A	A	A	A							-
482159622	XXXXXXXXXX	$165,000.00	PA	12/XX/1996	10/XX/1996	Primary	Construction-Permanent					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.	State Compliance - Note Error: Note late charge percentage exceeds maximum per state Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - (Missing Data) Flood Hazard Zone					-
381249348	XXXXXXXXXX	$46,300.00	PA	6/XX/2000	5/XX/2000	Primary	Purchase					A	A	A	A	A							-
963567385	XXXXXXXXXX	$59,800.00	PA	9/XX/1998	7/XX/1998	Primary	Purchase					A	A	A	A	A							-
623022712	XXXXXXXXXX	$63,900.00	PA	6/XX/2000	5/XX/2000	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/1999.	Federal Compliance - Missing Initial Loan Application Test					-
144471071	XXXXXXXXXX	$177,900.00	PA	5/XX/2003	3/XX/2003	Primary	Construction-Permanent					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing Test					-
773882763	XXXXXXXXXX	$371,000.00	MD	1/XX/2004	1/XX/2004	Investment	Purchase					A	A	A	A	A							Unable to Determine - Exception Evaluation
936384743	XXXXXXXXXX	$99,900.00	PA	2/XX/2004	1/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of amount financed					-
813994068	XXXXXXXXXX	$333,700.00	PA	4/XX/2004	2/XX/2004	Primary	Construction-Permanent					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.	Federal Compliance - Disbursement Date Missing					-
941643510	XXXXXXXXXX	$66,300.00	PA	8/XX/1999	5/XX/1999	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - TIL Itemization did not disclose the application fee of $325 or the courier fee of $15 as prepaid finance charges.					-
342714073	XXXXXXXXXX	$79,800.00	PA	6/XX/1997	5/XX/1997	Primary	Purchase					A	A	A	A	A							-
808183667	XXXXXXXXXX	$60,100.00	NJ	11/XX/1997	10/XX/1997	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/1997 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/1997. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test					-
683375090	XXXXXXXXXX	$91,500.00	PA	8/XX/2004	7/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.					-
926594582	XXXXXXXXXX	$252,000.00	NJ	9/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Payoff Statement Missing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi					-
154376545	XXXXXXXXXX	$180,000.00	NJ	11/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of prepaid finance charges. Federal Compliance - Payoff Statement Missing					-
445705043	XXXXXXXXXX	$230,000.00	NJ	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.	Federal Compliance - Missing Initial Loan Application Test					-
852114860	XXXXXXXXXX	$446,800.00	NJ	5/XX/2005	3/XX/2005	Primary	Construction-Permanent					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																		Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Disbursement Date Missing					-
864036981	XXXXXXXXXX	$459,000.00	NJ	3/XX/2005	2/XX/2005	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
667361779	XXXXXXXXXX	$240,000.00	NJ	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Under disclosure is due to the lender's TIL reflecting MI being in force for 12 months, however based on the loan amount and appraised value the MI would be in force for 74 months and a fall-off after approximately 78% LTV. Federal Compliance - Missing Initial Loan Application Test					-
310639439	XXXXXXXXXX	$227,900.00	NJ	8/XX/2005	6/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine reason for under disclosure as the file did not contain the final itemization of amount financed.					-
293226060	XXXXXXXXXX	$479,200.00	NJ	9/XX/2005	7/XX/2005	Second Home	Purchase					A	A	A	A	A							-
983668141	XXXXXXXXXX	$208,525.00	NJ	1/XX/2006	7/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure, due to missing itemization of amount financed.					-
201233634	XXXXXXXXXX	$251,000.00	NJ	2/XX/2005	1/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test					-
608625876	XXXXXXXXXX	$306,000.00	NJ	8/XX/2005	7/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - It appears the underdisclosure is due to the difference in payment streams as a result of MI. Federal Compliance - FACTA Disclosure Missing					-
543857437	XXXXXXXXXX	$338,000.00	NJ	10/XX/2005	9/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
																		Federal Compliance - Final TIL Estimated Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided					-
905683423	XXXXXXXXXX	$176,000.00	DC	2/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Unable to determine reason for underdisclosure due to missing Itemization of Amount Financed. Federal Compliance - FACTA Disclosure Missing					-
379565040	XXXXXXXXXX	$230,000.00	PA	3/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
910983384	XXXXXXXXXX	$164,000.00	PA	3/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit) Federal Compliance - Unable to resolve under disclosure due to missing itemization of amount financed Federal Compliance - Missing Initial Loan Application Test					-
558197633	XXXXXXXXXX	$317,515.00	MA	3/XX/2005	2/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine the under disclosure missing the itemization of financed State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
132425048	XXXXXXXXXX	$263,200.00	MA	3/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Payoff Statement Missing Federal Compliance - Unable to determine reason for under disclosure due to missing itemization of amount financed. State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
850413659	XXXXXXXXXX	$313,600.00	NJ	3/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of prepaid finance charges. Federal Compliance - Missing Initial Loan Application Test					-
398259183	XXXXXXXXXX	$72,000.00	RI	3/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - unable to determine reason for under disclosure due to missing itemization Federal Compliance - Missing Initial Loan Application Test					-
465305869	XXXXXXXXXX	$236,000.00	MA	3/XX/2005	2/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
																		State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test					-
811521390	XXXXXXXXXX	$201,500.00	NJ	3/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed Federal Compliance - Missing Initial Loan Application Test					-
203912338	XXXXXXXXXX	$236,000.00	NY	3/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed Federal Compliance - Missing Initial Loan Application Test					-
764740261	XXXXXXXXXX	$326,000.00	MA	3/XX/2005	2/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.	Federal Compliance - Missing Initial Loan Application Test					-
922699986	XXXXXXXXXX	$207,900.00	NJ	3/XX/2005	2/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine reason for under disclosure due to missing Final TIL itemization. Federal Compliance - Missing Initial Loan Application Test					-
928417801	XXXXXXXXXX	$276,000.00	NH	3/XX/2005	2/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine source of under-disclosure due to missing Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test					-
441659651	XXXXXXXXXX	$100,000.00	NY	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.					-
552351343	XXXXXXXXXX	$204,000.00	MA	4/XX/2005	3/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Unable to determine under disclosure, due to missing itemization of amount financed. State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
794811375	XXXXXXXXXX	$292,000.00	MA	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test					-
796907201	XXXXXXXXXX	$135,000.00	MA	3/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing TIL Itemization of amount financed. Federal Compliance - Right of Rescission Timing - Receipt Date Missing State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Payoff Statement Missing Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
680648632	XXXXXXXXXX	$157,600.00	NY	4/XX/2005	3/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test					-
460345662	XXXXXXXXXX	$450,000.00	NY	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Closing instructions did not include $550 Attorney fees in the prepaid finance charges. Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - Missing Initial Loan Application Test					-
980217532	XXXXXXXXXX	$320,000.00	NJ	5/XX/2005	4/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Under disclosure is fee related. Unable to determine under disclosure due to missing TIL Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test					-
571662663	XXXXXXXXXX	$245,000.00	NJ	5/XX/2005	4/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely Federal Compliance - Missing Initial Loan Application Test					-
102265554	XXXXXXXXXX	$235,000.00	NH	4/XX/2005	3/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed Federal Compliance - Missing Initial Loan Application Test					-
321552719	XXXXXXXXXX	$64,000.00	NY	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test					-
149427634	XXXXXXXXXX	$220,000.00	MA	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			not reported on binder		B	B	B	B	B
[B] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
																		Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Missing Initial Loan Application Test					-
761579276	XXXXXXXXXX	$260,000.00	NJ	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Unable to determine under disclosure due to missing itemization of Amount Financed.					-
856887757	XXXXXXXXXX	$236,000.00	PA	6/XX/2005	5/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.	Federal Compliance - Missing Initial Loan Application Test					-
871573963	XXXXXXXXXX	$400,000.00	NJ	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
911548587	XXXXXXXXXX	$155,000.00	NY	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Unable to determine reason for finance charge under-disclosure, due to itemization of amount financed is not present. Federal Compliance - Missing Initial Loan Application Test					-
490781109	XXXXXXXXXX	$180,000.00	NY	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure, due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
185166155	XXXXXXXXXX	$121,000.00	PA	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed Federal Compliance - Missing Initial Loan Application Test					-
204807981	XXXXXXXXXX	$85,000.00	CT	6/XX/2005	5/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine underdisclosure as the file did not contain an itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
462742774	XXXXXXXXXX	$295,200.00	MA	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Missing Initial Loan Application Test					-
912178506	XXXXXXXXXX	$99,000.00	NY	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Closing Instructions did not include $395 Closing/Settlement fee in the prepaid finance charges.					-
958931903	XXXXXXXXXX	$144,000.00	MA	6/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - UTD due to missing itemization from file for reconciliation State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
328602913	XXXXXXXXXX	$190,000.00	FL	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
350931628	XXXXXXXXXX	$297,500.00	NJ	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test					-
221586397	XXXXXXXXXX	$170,000.00	NJ	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed Federal Compliance - Missing Initial Loan Application Test					-
640253958	XXXXXXXXXX	$119,000.00	PA	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to resolve source of under disclosure due to missing itemization of amount financed Federal Compliance - Missing Initial Loan Application Test					-
231697305	XXXXXXXXXX	$76,000.00	CT	6/XX/2005	4/XX/2005	Primary	Purchase					A	A	A	A	A							-
638156367	XXXXXXXXXX	$187,200.00	CT	6/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
955533431	XXXXXXXXXX	$225,000.00	NY	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - Missing Initial Loan Application Test Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
189313187	XXXXXXXXXX	$89,250.00	NC	7/XX/2005	6/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed					-
617635393	XXXXXXXXXX	$359,600.00	NJ	7/XX/2005	6/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
252294149	XXXXXXXXXX	$195,000.00	ME	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure, due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
867647833	XXXXXXXXXX	$245,000.00	CT	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test					-
859937582	XXXXXXXXXX	$320,000.00	NJ	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - Under disclosure is fee related. Unable to determine under disclosure due to missing TIL Itemization of Amount Financed.
																							Unable to Determine - Exception Evaluation
401425613	XXXXXXXXXX	$110,000.00	NY	7/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Unable to determine reason for under disclosure due to missing itemizaiton of amount financed.					-
890016633	XXXXXXXXXX	$172,000.00	NJ	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test					-
763882641	XXXXXXXXXX	$175,900.00	RI	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine reason for underdisclosure due to missing Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test					-
977177987	XXXXXXXXXX	$130,000.00	NJ	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Under disclosure is the result of a payment stream calculation variance. Federal Compliance - FACTA Disclosure Missing					-
986839724	XXXXXXXXXX	$593,000.00	VA	8/XX/2005	7/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
212455907	XXXXXXXXXX	$359,000.00	MD	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine the reason for the under disclosure. No itemization of the amount financed located. Federal Compliance - Missing Initial Loan Application Test					-
790250623	XXXXXXXXXX	$200,000.00	MA	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File					-
896595250	XXXXXXXXXX	$333,000.00	MA	8/XX/2005	7/XX/2005	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing TIL Itemization of amount financed. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
380692871	XXXXXXXXXX	$255,600.00	NJ	8/XX/2005	7/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.	Federal Compliance - Missing Initial Loan Application Test					-
143143314	XXXXXXXXXX	$206,000.00	MA	8/XX/2005	7/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test					-
758919759	XXXXXXXXXX	$270,000.00	MA	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Closing Instructions did not include $550 Attorney Fee and $30 Courier fee in the prepaid finance charges. State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test					-
935799534	XXXXXXXXXX	$194,000.00	RI	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine underdisclosure as the file did not contain an itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
957772852	XXXXXXXXXX	$91,675.00	PA	8/XX/2005	7/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
447244084	XXXXXXXXXX	$175,000.00	RI	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of prepaid finance charges. Federal Compliance - Missing Initial Loan Application Test					-
264123582	XXXXXXXXXX	$280,500.00	NJ	8/XX/2005	7/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure, due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
162706869	XXXXXXXXXX	$203,000.00	MA	8/XX/2005	7/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.	Federal Compliance - Missing Initial Loan Application Test					-
444978444	XXXXXXXXXX	$163,200.00	FL	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other					A	A	A	A	A							-
338443206	XXXXXXXXXX	$308,000.00	MA	8/XX/2005	7/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Under disclosure is fee related. Unable to determine under disclosure due to missing TIL Itemization of Amount Financed.					-
128220506	XXXXXXXXXX	$297,000.00	MA	8/XX/2005	7/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
																		State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Missing Initial Loan Application Test					-
230340031	XXXXXXXXXX	$159,000.00	RI	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Unable to determine reason for underdisclosure due to missing TIL itemization of amount financed. Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125% Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test					-
842790995	XXXXXXXXXX	$210,000.00	MA	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of amount financed. State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File					-
363909540	XXXXXXXXXX	$320,000.00	MA	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Missing Initial Loan Application Test					-
448255637	XXXXXXXXXX	$260,000.00	CT	8/XX/2005	7/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
791486468	XXXXXXXXXX	$200,000.00	FL	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Closing instructions did not include $70 email/edoc fee, $100 Settlement Fee and $35 Courier fee in the prepaid finance charges. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
464822964	XXXXXXXXXX	$290,000.00	NJ	8/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other					A	A	A	A	A							-
272935666	XXXXXXXXXX	$125,000.00	NJ	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
247702013	XXXXXXXXXX	$248,800.00	RI	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
135681525	XXXXXXXXXX	$160,000.00	MA	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Payoff Statement Missing					-
542335077	XXXXXXXXXX	$196,800.00	FL	8/XX/2005	7/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance					-
347332297	XXXXXXXXXX	$230,500.00	MA	9/XX/2005	8/XX/2005	Investment	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.	Federal Compliance - Missing Initial Loan Application Test					-
296253432	XXXXXXXXXX	$340,000.00	MA	9/XX/2005	9/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test					-
787729632	XXXXXXXXXX	$157,000.00	PA	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi					-
145983785	XXXXXXXXXX	$267,800.00	NJ	9/XX/2005	8/XX/2005	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - FACTA Disclosure Missing Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
640435519	XXXXXXXXXX	$265,000.00	VA	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to resolved source of under disclosure due to missing itemization of amount financed Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
254536780	XXXXXXXXXX	$175,000.00	NY	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test					-
444037336	XXXXXXXXXX	$161,000.00	MA	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
																		State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Missing Initial Loan Application Test					-
710821404	XXXXXXXXXX	$305,000.00	NY	11/XX/2005	10/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
903939865	XXXXXXXXXX	$210,000.00	FL	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test					-
189764108	XXXXXXXXXX	$350,000.00	NJ	11/XX/2005	9/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.					-
717497526	XXXXXXXXXX	$264,872.00	PA	11/XX/2005	10/XX/2005	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
143900110	XXXXXXXXXX	$233,000.00	CT	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
685356453	XXXXXXXXXX	$263,000.00	NY	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed Federal Compliance - Missing Initial Loan Application Test					-
330559448	XXXXXXXXXX	$205,200.00	FL	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.	Federal Compliance - Missing Initial Loan Application Test					-
144936225	XXXXXXXXXX	$165,500.00	NY	1/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
534664147	XXXXXXXXXX	$180,000.00	MA	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Closing instructions did not include $576 Attorney fee, $50 release tracking and $50 Courier fee in the prepaid finance charges. Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Payoff Statement Missing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test					-
697994802	XXXXXXXXXX	$300,000.00	NY	1/XX/2006	1/XX/2006	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Unable to determine reason for underdisclosure due to missing TIL itemization of amount financed.					-
324690294	XXXXXXXXXX	$212,500.00	CT	1/XX/2006	12/XX/2005	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. HUD line 207 $1500. seller credit not applied due to no addendum with credit allocation provided. Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test					-
921470439	XXXXXXXXXX	$192,000.00	FL	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.					-
228660372	XXXXXXXXXX	$498,000.00	NJ	1/XX/2006	1/XX/2006	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
180028186	XXXXXXXXXX	$337,500.00	NY	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test					-
284737805	XXXXXXXXXX	$120,000.00	NC	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
822771524	XXXXXXXXXX	$89,600.00	PA	3/XX/2006	2/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
134361468	XXXXXXXXXX	$180,800.00	MA	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Closing instructions did not include $550 Attorney Fee, $15 Courier Fee and $20 Underwriting fee in the prepaid finance charges. State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test					-
238218204	XXXXXXXXXX	$150,000.00	CT	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
178926988	XXXXXXXXXX	$315,000.00	NJ	4/XX/2006	3/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
460088305	XXXXXXXXXX	$86,000.00	FL	5/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
605374503	XXXXXXXXXX	$260,000.00	PA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine reason for underdisclosure due to missing TIL itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
997563640	XXXXXXXXXX	$400,000.00	NJ	5/XX/2006	4/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
511507120	XXXXXXXXXX	$400,000.00	RI	7/XX/2006	7/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
794555042	XXXXXXXXXX	$186,000.00	RI	6/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine reason for underdisclosure due to missing Itemization of Amount Financed. Federal Compliance - Missing Initial Loan Application Test					-
624109713	XXXXXXXXXX	$221,000.00	NJ	7/XX/2006	6/XX/2006	Primary	Refinance Rate/Term					A	A	A	A	A							-
651352123	XXXXXXXXXX	$304,000.00	NY	6/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
244115559	XXXXXXXXXX	$199,500.00	CT	7/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
497900696	XXXXXXXXXX	$288,000.00	NJ	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Closing instructions did not include $300 Settlement fee, $60 Courier fee and $20 Wire fee in the prepaid finance charges. Federal Compliance - Missing Initial Loan Application Test					-
638476033	XXXXXXXXXX	$291,000.00	MA	8/XX/2006	7/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
498378180	XXXXXXXXXX	$169,600.00	NJ	8/XX/2006	8/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
270549049	XXXXXXXXXX	$320,000.00	WV	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
138083607	XXXXXXXXXX	$348,000.00	MA	9/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine reason for under disclosure due to missing Final TIL itemization. State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Missing Initial Loan Application Test					-
228100912	XXXXXXXXXX	$365,000.00	MA	10/XX/2006	9/XX/2006	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
932450962	XXXXXXXXXX	$1,852,500.00	PA	10/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																		Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test					-
647299298	XXXXXXXXXX	$230,000.00	MA	11/XX/2006	10/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B	[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.	State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File					-
849821535	XXXXXXXXXX	$450,000.00	CT	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test					-
640323312	XXXXXXXXXX	$210,000.00	MA	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
																		State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test					-
359986486	XXXXXXXXXX	$228,800.00	NJ	1/XX/2007	12/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test					-
941902501	XXXXXXXXXX	$398,000.00	NY	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
894476005	XXXXXXXXXX	$299,200.00	MA	1/XX/2007	12/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B	[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Payoff Statement Missing					-
349751713	XXXXXXXXXX	$165,000.00	CT	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine the reason for the underdisclosure due to missing TIL itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
321131663	XXXXXXXXXX	$336,000.00	NJ	2/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	Federal Compliance - Payoff Statement Missing					-
970455110	XXXXXXXXXX	$315,000.00	NY	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Missing Initial Loan Application Test					-
380087974	XXXXXXXXXX	$190,000.00	NJ	5/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.	Federal Compliance - Missing Initial Loan Application Test					-
378335588	XXXXXXXXXX	$56,000.00	PA	4/XX/2007	3/XX/2007	Investment	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.	Federal Compliance - Missing Initial Loan Application Test					-
160556468	XXXXXXXXXX	$430,400.00	MA	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
																		State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Missing Initial Loan Application Test					-
970642358	XXXXXXXXXX	$235,000.00	RI	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.	Federal Compliance - Missing Initial Loan Application Test					-
854588824	XXXXXXXXXX	$249,000.00	RI	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					C	C	C	C	C
[C] State Compliance - Rhode Island Tangible Net Benefit Testing: Rhode Island Home Loan: Unable to determine if refinance of existing home loan consummated within the past sixty months was made without a tangible net benefit to the borrower due to missing prior loan information.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
																		Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test State Compliance - Rhode Island Tangible Net Benefit Testing					State - NC
216507969	XXXXXXXXXX	$137,250.00	ME	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test					-
194563210	XXXXXXXXXX	$208,250.00	IL	6/XX/2007	5/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
322404874	XXXXXXXXXX	$238,500.00	NJ	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test					-
983760226	XXXXXXXXXX	$315,000.00	NY	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - (Missing Data) Last Rate Set Date Federal Compliance - FACTA Disclosure Missing					-
191128601	XXXXXXXXXX	$245,000.00	NJ	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
967821286	XXXXXXXXXX	$312,363.00	NJ	8/XX/2007	7/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.	Federal Compliance - Missing Initial Loan Application Test					-
464343521	XXXXXXXXXX	$445,000.00	NJ	8/XX/2007	7/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
143358826	XXXXXXXXXX	$164,500.00	CT	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.	Federal Compliance - Missing Initial Loan Application Test					-
785775113	XXXXXXXXXX	$158,400.00	PA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.	Federal Compliance - Missing Initial Loan Application Test					-
567230560	XXXXXXXXXX	$230,000.00	NJ	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.	Federal Compliance - Missing Initial Loan Application Test					-
386441707	XXXXXXXXXX	$250,000.00	NJ	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit)					-
213381290	XXXXXXXXXX	$124,200.00	PA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.	Federal Compliance - Missing Initial Loan Application Test					-
995248697	XXXXXXXXXX	$173,000.00	FL	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.	Federal Compliance - Missing Initial Loan Application Test					-
342735994	XXXXXXXXXX	$115,200.00	NY	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
287660274	XXXXXXXXXX	$270,000.00	NJ	10/XX/2007	9/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.	Federal Compliance - Missing Initial Loan Application Test					-
915138505	XXXXXXXXXX	$417,000.00	NY	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.	Federal Compliance - Missing Initial Loan Application Test					-
949801794	XXXXXXXXXX	$252,000.00	NJ	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.	Federal Compliance - Missing Initial Loan Application Test					-
693099774	XXXXXXXXXX	$178,200.00	NY	10/XX/2007	9/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.	Federal Compliance - Missing Initial Loan Application Test					-
506910808	XXXXXXXXXX	$168,400.00	NY	12/XX/2007	11/XX/2007	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
755151703	XXXXXXXXXX	$331,000.00	MA	11/XX/2007	10/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
																		State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Missing Initial Loan Application Test					-
682432866	XXXXXXXXXX	$112,100.00	PA	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - It appears underdisclosure is due to difference in payment streams as a result of MI dropping. Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
332123803	XXXXXXXXXX	$81,215.00	NY	2/XX/2008	1/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.	Federal Compliance - Missing Initial Loan Application Test					-
353158303	XXXXXXXXXX	$265,500.00	MA	2/XX/2008	2/XX/2008	Primary	Refinance Rate/Term					C	C	C	C	C
[C] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test: Massachusetts Home Loan: Unable to determine if mortgage loan was refinanced within 60 months without providing a tangible net benefit to the borrower due to missing prior loan information.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX

Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.
State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test
																							State - NC
613134823	XXXXXXXXXX	$398,000.00	NJ	3/XX/2008	2/XX/2008	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
632183893	XXXXXXXXXX	$229,000.00	RI	3/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					C	C	C	C	C
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Unable to determine if the Home Loan Application Disclosure was provided to the borrower due to missing information.
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Signed): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not properly executed.
[C] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided.
[C] State Compliance - Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided): Rhode Island Home Loan:  Tangible Net Benefit Disclosure not provided to borrower for refinance within 60 months.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

Federal Compliance - Payoff Statement Missing
Federal Compliance - Missing Initial Loan Application Test
State Compliance - Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided)
State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided)
State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File)
State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Signed)
State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided)
																							-
547125329	XXXXXXXXXX	$260,000.00	MD	1/XX/2008	12/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
772519990	XXXXXXXXXX	$267,200.00	MA	5/XX/2008	4/XX/2008	Primary	Refinance Rate/Term					B	B	B	B	B
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2008.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
																		State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test					-
779199664	XXXXXXXXXX	$167,700.00	MA	4/XX/2008	3/XX/2008	Primary	Refinance Rate/Term					C	C	C	C	C
[C] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test: Massachusetts Home Loan: Unable to determine if mortgage loan was refinanced within 60 months without providing a tangible net benefit to the borrower due to missing prior loan information.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008.

State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File
Federal Compliance - Missing Initial Loan Application Test
State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test
																							State - NC
898822398	XXXXXXXXXX	$200,000.00	MA	4/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2008.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - unable to determine reason for under disclosure due to missing itemization State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Missing Initial Loan Application Test					-
865082637	XXXXXXXXXX	$284,000.00	NY	6/XX/2008	5/XX/2008	Investment	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2008.	Federal Compliance - Missing Initial Loan Application Test					-
282821774	XXXXXXXXXX	$264,000.00	MA	4/XX/2008	4/XX/2008	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Under disclosure is fee related due to TIL Itemization disclosing an Appraisal fee of $625.00 when the HUD reflects $300, the TIL Itemization only discloses Recording fees of $252 when the Final HUD reflects $325, The TIL Itemization does not disclose a Title doc prep fee of $150 and $75, a courier fee of $65, and a Rundown fee of $35.00					-
912786128	XXXXXXXXXX	$386,000.00	NY	8/XX/2008	7/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2008.	Federal Compliance - Missing Initial Loan Application Test					-
575098584	XXXXXXXXXX	$565,000.00	MA	12/XX/2009	11/XX/2009	Primary	Refinance Rate/Term					A	A	A	A	A							-
307900813	XXXXXXXXXX	$140,250.00	NY	12/XX/2008	11/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2008. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test					-
747723023	XXXXXXXXXX	$111,500.00	PA	10/XX/2009	9/XX/2009	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2009. [B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
395361297	XXXXXXXXXX	$117,040.00	NY	12/XX/2010	11/XX/2010	Second Home	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2010 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2010.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
																		Federal Compliance - TIL-MDIA - Initial TIL Missing Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
509833422	XXXXXXXXXX	$101,250.00	NY	8/XX/2012	5/XX/2012	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Underdisclosure is due to $12 Flood Cert Fee and $140 Recording Service Fee/POA charged on HUD but not included in prepaid finance charges on Itemization of Amount Financed along with a $0.07 payment variance. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure					-
538890376	XXXXXXXXXX	$226,000.00	NJ	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided					-
957184439	XXXXXXXXXX	$180,000.00	MA	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test					-
257150131	XXXXXXXXXX	$281,000.00	MA	9/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File					-
416955772	XXXXXXXXXX	$175,000.00	RI	12/XX/2005	11/XX/2005	Investment	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
440029121	XXXXXXXXXX	$208,000.00	RI	11/XX/2005	10/XX/2005	Investment	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.	Federal Compliance - Missing Initial Loan Application Test					-
135840460	XXXXXXXXXX	$243,000.00	MA	4/XX/2006	3/XX/2006	Primary	Purchase					A	A	A	A	A							-
416275904	XXXXXXXXXX	$305,500.00	MA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Final TIL Finance Charge Under Disclosed State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test					-
879523877	XXXXXXXXXX	$320,000.00	MA	2/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Payoff Statement Missing					-
121101537	XXXXXXXXXX	$189,900.00	MA	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
708694934	XXXXXXXXXX	$361,000.00	MA	3/XX/2008	2/XX/2008	Primary	Purchase					A	A	A	A	A							-
112164579	XXXXXXXXXX	$81,000.00	MA	4/XX/2008	4/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified) Federal Compliance - Payoff Statement Missing					-
352794089	XXXXXXXXXX	$161,000.00	MA	3/XX/2008	2/XX/2008	Primary	Refinance Rate/Term					B	B	B	B	B
[B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
																		State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified) Federal Compliance - Missing Initial Loan Application Test					-
282459281	XXXXXXXXXX	$159,200.00	MA	6/XX/2008	5/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.	Federal Compliance - Missing Initial Loan Application Test					-
702412431	XXXXXXXXXX	$136,000.00	MA	1/XX/2010	10/XX/2009	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
356511824	XXXXXXXXXX	$160,000.00	MA	5/XX/2009	3/XX/2009	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Payoff Statement Missing					-
245671420	XXXXXXXXXX	$199,200.00	MA	11/XX/2009	10/XX/2009	Primary	Refinance Rate/Term					A	A	A	A	A							-
380752685	XXXXXXXXXX	$100,000.00	MA	2/XX/2011	10/XX/2010	Primary	Refinance Cash-out - Other					A	A	A	A	A							-
542670952	XXXXXXXXXX	$73,055.00	NJ	11/XX/1998	9/XX/1998	Primary	Purchase					A	A	A	A	A							-
778404040	XXXXXXXXXX	$650,000.00	MA	6/XX/2012	5/XX/2012	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: Unable to test Introductory Period due to missing information.

Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure
Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Timing Test
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing
Federal Compliance - RESPA (2010) – Written Service Provider List Missing
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure
Federal Compliance - FACTA Disclosure Missing
																							-
715048305	XXXXXXXXXX	$280,000.00	MA	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File					-
982511324	XXXXXXXXXX	$349,000.00	MA	7/XX/2005	6/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - CHARM Booklet Disclosure Status State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File					-
241268728	XXXXXXXXXX	$75,190.00	PA	10/XX/2004	9/XX/2004	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
986652205	XXXXXXXXXX	$274,400.00	MA	9/XX/2005	8/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Under disclosure is fee related. Unable to determine under disclosure due to missing TIL Itemization of Amount Financed. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - CHARM Booklet Disclosure Status State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File					-
979962853	XXXXXXXXXX	$250,000.00	MA	1/XX/2007	9/XX/2006	Primary	Purchase					A	A	A	A	A							-
933429209	XXXXXXXXXX	$93,000.00	PA	10/XX/2002	8/XX/2002	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - The Lender's TIL reflects MI is reduced after 12 months, however, the audited TIL indicates MI is reduced after 128 months.					-
566285051	XXXXXXXXXX	$116,000.00	PA	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
209249718	XXXXXXXXXX	$54,000.00	NJ	10/XX/2003	8/XX/2003	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX [B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - Final TIL Estimated Federal Compliance - Final TIL is estimated.					-
848281394	XXXXXXXXXX	$38,000.00	NJ	7/XX/1996	5/XX/1996	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.					-
229867947	XXXXXXXXXX	$97,500.00	RI	3/XX/2004	1/XX/2004	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Right of Rescission Timing - Receipt Date Missing					-
393320297	XXXXXXXXXX	$180,000.00	RI	3/XX/2004	2/XX/2004	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - TIL Itemization did not disclose the Attorney fee of $575 or the courier fee of $45 as prepaid finance charges.					-
360899246	XXXXXXXXXX	$380,000.00	MA	1/XX/2004	12/XX/2003	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - TIL itemization did not disclose an attorney review fee of $500 as prepaid finance charge Federal Compliance - Missing Initial Loan Application Test					-
285578747	XXXXXXXXXX	$228,000.00	MA	7/XX/2003	6/XX/2003	Second Home	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - TIL Itemization did not include $525.00 Closing Attorney Fee and $50.00 Courier/Mail Fee as prepaid finance charges. Federal Compliance - Missing Initial Loan Application Test					-
764642996	XXXXXXXXXX	$75,000.00	MA	12/XX/1994	11/XX/1994	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1994 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/1994.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
293299904	XXXXXXXXXX	$140,000.00	MA	5/XX/2003	4/XX/2003	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi					-
544676367	XXXXXXXXXX	$150,000.00	MA	9/XX/2003	6/XX/2003	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - The TIL itemization did not disclose an attorney fee of $475 or courier fee of $39 as prepaid finance charges.					-
812822450	XXXXXXXXXX	$66,500.00	MA	6/XX/2004	3/XX/2004	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - TIL Itemization did not disclose an Attorney Fee of $500 as a prepaid finance charge. Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%					-
808856557	XXXXXXXXXX	$126,000.00	MA	3/XX/2004	2/XX/2004	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - TIL Itemization did not disclose $500.00 Closing Attorney Fee as a prepaid finance charge. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
955228596	XXXXXXXXXX	$113,400.00	MA	6/XX/1999	5/XX/1999	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/1998.	Federal Compliance - Missing Initial Loan Application Test					-
680689424	XXXXXXXXXX	$225,000.00	MA	2/XX/1990	12/XX/1989	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																		Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation State Compliance - 5% late charge exceeds 3% maximum per state (MA)					-
983853212	XXXXXXXXXX	$60,000.00	MA	10/XX/1999	4/XX/1999	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - TIL Itemization did not disclose an Attorney fee in the amount of $500 as a prepaid finance charge.					-
962813756	XXXXXXXXXX	$145,000.00	MA	9/XX/2002	8/XX/2002	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2002.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2002, prior to three (3) business days from transaction date of 09/XX/2002.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
401610422	XXXXXXXXXX	$450,000.00	MA	1/XX/2003	10/XX/2002	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - TIL itemization did not disclose the attorney fee of $400 and courier fee of $60 as prepaid finance charges. Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi					-
301934604	XXXXXXXXXX	$255,900.00	NJ	10/XX/2002	9/XX/2002	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2002. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
965012689	XXXXXXXXXX	$150,000.00	NJ	1/XX/1995	12/XX/1994	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1994 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/1994.
[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Under disclosure appears to be pay stream related. Subject loan is an ARM loan. TIL reflects fixed payments for 360 months. Federal Compliance - TIL APR Tolerance Irregular Transaction Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
516783411	XXXXXXXXXX	$168,191.00	MA	9/XX/2004	8/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Itemization did not disclose $550 Closing fee as prepaid finance charge. Federal Compliance - Missing Initial Loan Application Test					-
693303810	XXXXXXXXXX	$180,000.00	MA	7/XX/2003	6/XX/2003	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine reason for under disclosure due to missing TIL Itemization of amount financed.					-
203236447	XXXXXXXXXX	$218,000.00	NH	7/XX/2003	6/XX/2003	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.	Federal Compliance - Missing Initial Loan Application Test					-
238927781	XXXXXXXXXX	$170,000.00	MA	3/XX/2004	2/XX/2004	Primary	UTD UTD			File does not contain either Preliminary or Final Title		D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - (Missing Data) Flood Hazard Zone
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						UTD	Indeterminable
520076885	XXXXXXXXXX	$333,600.00	MA	3/XX/2004	2/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test					-
994904735	XXXXXXXXXX	$265,000.00	MA	6/XX/2004	5/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed Federal Compliance - CHARM Booklet Disclosure Status					-
261634728	XXXXXXXXXX	$949,900.00	MA	7/XX/2004	6/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.					-
641462523	XXXXXXXXXX	$179,900.00	NH	7/XX/2004	6/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status					-
722858663	XXXXXXXXXX	$228,600.00	MA	8/XX/2004	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Initial rate max of 10.375% is greater than life rate max of 9.375%.		B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - Unable to determine under disclosure. Appears it may be due to MI premiums as monthly premium per the certificate does not match that included in TIL payment streams. Federal Compliance - TIL APR Tolerance Irregular Transaction Federal Compliance - ARM Disclosure Timing Test					-
259696823	XXXXXXXXXX	$144,000.00	MA	8/XX/2004	7/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine reason for under disclosure due to missing TIL itemization. Federal Compliance - Missing Initial Loan Application Test					-
162873253	XXXXXXXXXX	$196,500.00	RI	11/XX/2004	10/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
Federal Compliance - Under disclosure is due to the lender's TIL reflecting MI being in force for 113 months for a total payment of $1152.77, however based on the loan amount and appraised value the MI would be in force for 106 months at declining balance of $1,274.46  and a fall-off after approximately 78% LTV.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Under disclosure is due to the lender's TIL reflecting MI being in force for 113 months for a total payment of $1152.77, however based on the loan amount and appraised value the MI would be in force for 106 months at declining balance of $1,274.46  and a fall-off after approximately 78% LTV.
																							-
789971665	XXXXXXXXXX	$359,650.00	MA	6/XX/2005	5/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine cause of underdisclosure due to missing Itemization of Amount Financed.					-
159145316	XXXXXXXXXX	$189,000.00	MA	8/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Payoff Statement Missing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi					-
132487638	XXXXXXXXXX	$390,000.00	MA	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Payoff Statement Missing Federal Compliance - FACTA Disclosure Missing					-
910435120	XXXXXXXXXX	$420,000.00	MA	4/XX/2006	3/XX/2006	Primary	Purchase					A	A	A	A	A							-
340138082	XXXXXXXXXX	$270,900.00	MA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine source of under disclosure due to missing itemization of amount financed State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File					-
150159988	XXXXXXXXXX	$300,000.00	NY	12/XX/2006	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
353524384	XXXXXXXXXX	$374,000.00	MA	11/XX/2006	10/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B	[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File					-
142596945	XXXXXXXXXX	$89,950.00	GA	6/XX/2006	5/XX/2006	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																		Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	TR HUD Deficiency
173967946	XXXXXXXXXX	$300,000.00	MA	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.	State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - FACTA Disclosure Missing					-
240528558	XXXXXXXXXX	$300,200.00	MA	11/XX/2007	10/XX/2007	Primary	Purchase					A	A	A	A	A							-
612895641	XXXXXXXXXX	$300,000.00	NY	7/XX/2007	6/XX/2007	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																		General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test Federal Compliance - (Missing Data) Last Rate Set Date Federal Compliance - FACTA Disclosure Missing					-
598872244	XXXXXXXXXX	$160,000.00	NH	6/XX/2008	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
272705943	XXXXXXXXXX	$141,500.00	MA	5/XX/2009	4/XX/2009	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[B] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2008.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified) State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test					-
793036939	XXXXXXXXXX	$200,500.00	MA	8/XX/2008	7/XX/2008	Primary	Purchase					B	B	B	B	B
[B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008.
																		State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified) Federal Compliance - Missing Initial Loan Application Test					-
451611830	XXXXXXXXXX	$54,800.00	NJ	11/XX/1995	9/XX/1995	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%					-
695148515	XXXXXXXXXX	$295,000.00	MA	12/XX/2010	10/XX/2010	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Funds Not Disbursed per Agreement): Massachusetts Mortgage Lender and Broker Regulations: Lender failed to disburse funds in accordance with the commitment or agreement with the borrower.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[B] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[B] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - RESPA (2010) – Written Service Provider List Missing
State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Funds Not Disbursed per Agreement)
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate
Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate
Federal Compliance - Payoff Statement Missing
																							-
833201878	XXXXXXXXXX	$68,400.00	NJ	6/XX/1997	5/XX/1997	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine cause of under-disclosure due to missing itemization of amount financed.					-
271399709	XXXXXXXXXX	$316,000.00	MA	7/XX/2013	5/XX/2013	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [B] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing Federal Compliance - (Missing Data) Last Rate Set Date					-
968254571	XXXXXXXXXX	$123,250.00	PA	9/XX/2007	8/XX/2007	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																		Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
765092429	XXXXXXXXXX	$112,400.00	DE	6/XX/2008	5/XX/2008	Primary	Refinance Cash-out - Other					A	A	A	A	A							-
281293019	XXXXXXXXXX	$124,000.00	PA	3/XX/2012	1/XX/2012	Primary	Refinance Rate/Term					A	A	A	A	A							-
164945727	XXXXXXXXXX	$32,000.00	NJ	10/XX/1999	9/XX/1999	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/1999.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125% Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
798424030	XXXXXXXXXX	$280,000.00	NJ	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX

Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely
Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - Payoff Statement Missing
Federal Compliance - Missing Initial Loan Application Test
																							Unable to Determine - Exception Evaluation
965537539	XXXXXXXXXX	$245,000.00	NJ	1/XX/2006	12/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test					-
792282038	XXXXXXXXXX	$632,000.00	NJ	3/XX/2006	2/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.					-
271034522	XXXXXXXXXX	$281,500.00	NJ	4/XX/2006	3/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - FACTA Disclosure Missing Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
575272365	XXXXXXXXXX	$82,000.00	NJ	5/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
881754963	XXXXXXXXXX	$208,550.00	NJ	2/XX/2007	11/XX/2006	Primary	Purchase					A	A	A	A	A							-
275211285												D	D	D	D	D		Loan File - File only contains post-closing documents, no legal or compliance documents from origination in file. Compliance testing could not be completed.				UTD	Indeterminable
442234835	XXXXXXXXXX	$194,000.00	NJ	7/XX/2007	11/XX/2006	Primary	Purchase					A	A	A	A	A							-
792574735	XXXXXXXXXX	$242,400.00	NJ	6/XX/2006	6/XX/2006	Second Home	Purchase		[C] General Appraisal Requirements - Valuation Error: Valuation effective date was not provided.: -			B	B	B	B	B	[B] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home)	Federal Compliance - Disparity in Occupancy - Not High Cost					-
236749220	XXXXXXXXXX	$80,000.00	NJ	3/XX/2007	2/XX/2007	Primary	Purchase					A	A	A	A	A							-
382768060	XXXXXXXXXX	$250,000.00	NJ	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
515314527						UTD	UTD UTD					D	D	D	D	D		Loan File - File only contains post-closing documents, no legal or compliance documents from origination in file. Compliance testing could not be completed.				UTD	Indeterminable
932359249	XXXXXXXXXX	$100,000.00	NJ	10/XX/2007	10/XX/2007	Primary	Refinance Rate/Term					A	A	A	A	A							-
625267277	XXXXXXXXXX	$240,000.00	NJ	1/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit) Federal Compliance - Payoff Statement Missing					-
399121498	XXXXXXXXXX	$235,000.00	NJ	11/XX/2007	10/XX/2007	Primary	Purchase					A	A	A	A	A							-
677917652	XXXXXXXXXX	$143,920.00	NJ	7/XX/2008	6/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.	Federal Compliance - Missing Initial Loan Application Test					-
409704855	XXXXXXXXXX	$135,000.00	NJ	9/XX/2008	8/XX/2008	Primary	Purchase					A	A	A	A	A							-
662361637	XXXXXXXXXX	$86,400.00	NJ	10/XX/2009	8/XX/2009	Primary	Purchase					A	A	A	A	A							-
229585443	XXXXXXXXXX	$200,000.00	NJ	10/XX/2009	9/XX/2009	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
714961677	XXXXXXXXXX	$62,000.00	NJ	10/XX/2010	8/XX/2010	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[B] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
																		Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate Federal Compliance - (Missing Data) Last Rate Set Date Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing					-
895771791	XXXXXXXXXX	$153,500.00	NJ	2/XX/2012	12/XX/2011	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
394659654	XXXXXXXXXX	$253,000.00	NJ	11/XX/2010	10/XX/2010	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: -
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2010, prior to three (3) business days from transaction date of 11/XX/2010.
																		Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA (2010) – Written Service Provider List Missing Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.					-
760636972	XXXXXXXXXX	$109,999.00	NJ	9/XX/2012	8/XX/2012	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
																		Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days Federal Compliance - (Missing Data) Last Rate Set Date					-
267640625	XXXXXXXXXX	$72,000.00	PA	10/XX/2002	9/XX/2002	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2002. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
771301076	XXXXXXXXXX	$400,000.00	PA	9/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - Missing Initial Loan Application Test					-
745819991	XXXXXXXXXX	$74,100.00	PA	7/XX/2005	6/XX/2005	Primary	Purchase					A	A	A	A	A							-
805904750	XXXXXXXXXX	$140,400.00	NJ	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit) Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test					-
127455713	XXXXXXXXXX	$160,000.00	PA	5/XX/2006	4/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of amount financed Federal Compliance - Missing Initial Loan Application Test					-
160040900	XXXXXXXXXX	$199,200.00	PA	11/XX/2005	9/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test					-
998649497	XXXXXXXXXX	$349,000.00	PA	2/XX/2006	2/XX/2006	Primary	Refinance Rate/Term					A	A	A	A	A							-
110565960	XXXXXXXXXX	$242,910.00	PA	7/XX/2005	6/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test					-
482519799	XXXXXXXXXX	$647,200.00	CA	10/XX/2006	9/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test					-
807181638	XXXXXXXXXX	$180,000.00	PA	10/XX/2006	9/XX/2006	Primary	Construction-Permanent					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
883868325	XXXXXXXXXX	$130,950.00	PA	10/XX/2007	9/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.	Federal Compliance - Missing Initial Loan Application Test					-
712442189	XXXXXXXXXX	$212,000.00	PA	3/XX/2011	1/XX/2011	Primary	Purchase					B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: - [B] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. [B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - SAFE Act - NMLS Info Not in File Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.					-
388683560	XXXXXXXXXX	$128,000.00	PA	3/XX/2009	2/XX/2009	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2008.	Federal Compliance - Missing Initial Loan Application Test					-
984641863	XXXXXXXXXX	$71,100.00	PA	12/XX/2003	8/XX/2003	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - The Finance Charge under disclosure is due to payment stream variance due to MI.					-
348239739	XXXXXXXXXX	$127,000.00	PA	11/XX/2003	10/XX/2003	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.					-
247031961	XXXXXXXXXX	$128,000.00	PA	10/XX/2004	9/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test					-
488337392	XXXXXXXXXX	$180,800.00	NJ	11/XX/2004	9/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - The fee itemization did not disclose attorney fees of $775, a notice of settlement fee of $40, and an underwriting fee of $20 as prepaid finance charges. The TIL itemization disclosed an application fee of $450 which is only reflected at $315 on the hud. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test					-
478317902	XXXXXXXXXX	$391,920.00	PA	2/XX/2005	9/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Under-disclosure is due to the lender utilizing an index value of 2.89% per the approval, however the lowest index value available in the lookback period is 3.06%. Federal Compliance - ARM Disclosure Timing Test					-
650664972	XXXXXXXXXX	$110,000.00	NJ	9/XX/2005	8/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.					-
528218702	XXXXXXXXXX	$98,000.00	PA	7/XX/2005	5/XX/2005	Primary	Refinance Rate/Term					A	A	A	A	A							-
565134355	XXXXXXXXXX	$49,500.00	PA	9/XX/2005	8/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.	Federal Compliance - Missing Initial Loan Application Test					-
795522747	XXXXXXXXXX	$126,900.00	PA	10/XX/2005	8/XX/2005	Primary	Purchase					A	A	A	A	A							-
955141590	XXXXXXXXXX	$233,500.00	PA	1/XX/2007	12/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Under disclosure does not appear to be a fee issue. Final TIL shows declining MI for 114 months but calculated TIL shows MI at fixed amount for 114 months. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
546428675	XXXXXXXXXX	$282,500.00	PA	8/XX/2006	7/XX/2006	Primary	Purchase					A	A	A	A	A							-
127364798	XXXXXXXXXX	$155,000.00	PA	10/XX/2005	9/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit) Federal Compliance - Missing Initial Loan Application Test					-
880742341	XXXXXXXXXX	$320,000.00	PA	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
694958369	XXXXXXXXXX	$90,210.00	PA	11/XX/2005	10/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.	Federal Compliance - Missing Initial Loan Application Test					-
187658711	XXXXXXXXXX	$198,000.00	PA	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
976096297	XXXXXXXXXX	$102,600.00	PA	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
810807471	XXXXXXXXXX	$107,749.00	PA	5/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Missing Initial Loan Application Test					-
150601790	XXXXXXXXXX	$67,500.00	PA	8/XX/2007	7/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.	Federal Compliance - Missing Initial Loan Application Test					-
451189831	XXXXXXXXXX	$238,000.00	CA	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.	Federal Compliance - Missing Initial Loan Application Test					-
814312829	XXXXXXXXXX	$100,800.00	PA	5/XX/2010	4/XX/2010	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[B] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
																		Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - TIL-MDIA - Initial TIL Missing Federal Compliance - RESPA - Initial Escrow Account Statement Missing Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application					-
613660816	XXXXXXXXXX	$161,500.00	RI	11/XX/2013	10/XX/2013	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.	Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate Federal Compliance - Federal FACTA Disclosure Timing Test					-
542049598	XXXXXXXXXX	$359,650.00	CA	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.	Federal Compliance - Missing Initial Loan Application Test					-
806063693	XXXXXXXXXX	$384,500.00	CA	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - Missing Initial Loan Application Test Federal Compliance - (Missing Data) Flood Hazard Zone					-
857151217	XXXXXXXXXX	$340,000.00	CA	8/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.	Federal Compliance - Missing Initial Loan Application Test					-
755988342	XXXXXXXXXX	$133,200.00	CA	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
886415517	XXXXXXXXXX	$386,250.00	CA	11/XX/2005	10/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.	Federal Compliance - Missing Initial Loan Application Test					-
675535544	XXXXXXXXXX	$520,000.00	CA	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
																		Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test Federal Compliance - CHARM Booklet Disclosure Status					-
598993416	XXXXXXXXXX	$395,500.00	CA	3/XX/2006	3/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - Missing Initial Loan Application Test					-
532594556	XXXXXXXXXX	$220,000.00	CA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
290577031	XXXXXXXXXX	$984,000.00	CA	4/XX/2006	3/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
																		Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test Federal Compliance - CHARM Booklet Disclosure Status					-
618443301	XXXXXXXXXX	$583,000.00	CA	10/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test					-
687730990	XXXXXXXXXX	$802,750.00	CA	11/XX/2006	10/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
320742065	XXXXXXXXXX	$380,000.00	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test					-
255889121	XXXXXXXXXX	$295,000.00	CA	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
																		Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test					-
305751883	XXXXXXXXXX	$555,000.00	CA	11/XX/2006	10/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - CHARM Booklet Disclosure Status					-
751307517	XXXXXXXXXX	$142,400.00	RI	5/XX/2004	4/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test					-
734351854	XXXXXXXXXX	$200,000.00	RI	9/XX/2004	8/XX/2004	Investment	Refinance Cash-out - Other					A	A	A	A	A							-
109031412	XXXXXXXXXX	$196,800.00	RI	7/XX/2005	5/XX/2005	Primary	Purchase					A	A	A	A	A							-
174344779	XXXXXXXXXX	$243,000.00	RI	12/XX/2004	11/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test					-
319254365	XXXXXXXXXX	$155,000.00	RI	4/XX/2005	2/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - FACTA Disclosure Missing					-
507245233	XXXXXXXXXX	$93,600.00	RI	4/XX/2005	3/XX/2005	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - CHARM Booklet Disclosure Status					-
292432326	XXXXXXXXXX	$230,000.00	RI	2/XX/2007	1/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - (Missing Data) Last Rate Set Date					-
301636397	XXXXXXXXXX	$143,000.00	RI	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - The fee itemization did not disclose title courier fees of $65 and a settlement fee of $350 as prepaid finance charges. The TIL itemization disclosed a doc prep fee of $310, which is not reflected on the hud and prepaid interest at $42.70 which is reflected at $576.47 on the hud. Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test					-
304648753	XXXXXXXXXX	$180,000.00	RI	3/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					C	C	C	C	C	[C] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan: Loan file did not contain record(s) documenting high-cost home loan analysis.	State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File)					-
799725046	XXXXXXXXXX	$264,000.00	RI	11/XX/2007	7/XX/2007	Primary	Construction-Permanent					C	C	C	C	C
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Unable to determine if the Home Loan Application Disclosure was provided to the borrower due to missing information.
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Signed): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not properly executed.
[C] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Unable to test Mortgage disclosure due to missing information.
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Signed): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans Disclosure not properly executed.
																		State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Signed) State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided) State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Signed) State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided) State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File)					-
425606848	XXXXXXXXXX	$213,000.00	RI	2/XX/2008	1/XX/2008	Primary	Refinance Rate/Term					C	C	C	C	C
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Signed): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not properly executed.
[C] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Signed): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans Disclosure not properly executed.
																		State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Signed) State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Signed) State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File)					-
263538207	XXXXXXXXXX	$149,625.00	RI	7/XX/2009	6/XX/2009	Primary	Purchase					C	C	C	C	C	[C] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan: Loan file did not contain record(s) documenting high-cost home loan analysis.	State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File)					-
460346958	XXXXXXXXXX	$121,000.00	RI	11/XX/2009	10/XX/2009	Primary	Refinance Rate/Term					C	C	C	C	C
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Signed): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not properly executed.
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[C] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Signed): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans Disclosure not properly executed.
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2009.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX

Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.
Federal Compliance - Payoff Statement Missing
Federal Compliance - Missing Initial Loan Application Test
State Compliance - .
State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided Timely)
State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Signed)
State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Signed)
State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File)
																							-
693526977	XXXXXXXXXX	$177,025.00	MA	8/XX/2013	6/XX/2013	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing					-
305745018	XXXXXXXXXX	$169,000.00	RI	10/XX/2009	9/XX/2009	Primary	Refinance Rate/Term					C	C	C	C	C
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Signed): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not properly executed.
[C] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Signed): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans Disclosure not properly executed.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - Payoff Statement Missing State Compliance - Not signed by Lender. State Compliance - Not signed by Lender. State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File)					-
284206952	XXXXXXXXXX	$191,900.00	MA	11/XX/2004	5/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing Test					-
933141932	XXXXXXXXXX	$192,500.00	CT	12/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Other					A	A	A	A	A							-
471359204	XXXXXXXXXX	$148,080.00	RI	5/XX/2011	2/XX/2011	Primary	Refinance Rate/Term					C	C	C	C	C	[C] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan: Loan file did not contain record(s) documenting high-cost home loan analysis. [B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.	Federal Compliance - RESPA (2010) – Written Service Provider List Missing State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File)					-
342364220	XXXXXXXXXX	$66,000.00	CT	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.					-
208473354	XXXXXXXXXX	$168,000.00	CT	9/XX/2007	8/XX/2007	Primary	Purchase					A	A	A	A	A							-
105760913	XXXXXXXXXX	$126,000.00	CT	9/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - CHARM Booklet Disclosure Status Miscellaneous Compliance - (Doc Error) RTC Error: Right to Cancel expiration date is blank.					-
374497914	XXXXXXXXXX	$138,400.00	CT	4/XX/2007	3/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - Missing Initial Loan Application Test					-
848745296	XXXXXXXXXX	$528,000.00	CT	11/XX/2006	10/XX/2006	Primary	Purchase					A	A	A	A	A							-
390040111	XXXXXXXXXX	$265,700.00	CT	12/XX/2007	11/XX/2007	Primary	Refinance Rate/Term					A	A	A	A	A							-
339459769	XXXXXXXXXX	$179,450.00	CT	2/XX/2008	1/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.	Federal Compliance - Missing Initial Loan Application Test					-
969706818	XXXXXXXXXX	$206,500.00	CT	5/XX/2008	2/XX/2008	Primary	Purchase					A	A	A	A	A							-
647379169	XXXXXXXXXX	$197,000.00	CT	6/XX/2008	5/XX/2008	Primary	Purchase					A	A	A	A	A							-
921376109	XXXXXXXXXX	$71,600.00	CT	3/XX/2008	1/XX/2008	Primary	Refinance Rate/Term			Flood zone on Certificate and Appraisal show zone AE, Flood insurance binder shows Zone X, with home in zone AE marked as No.		B	B	B	B	B
[B] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
																		Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely					Unable to Determine - Exception Evaluation
105314437	XXXXXXXXXX	$167,000.00	CT	3/XX/2009	3/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine source of under disclosure due to missing itemization of amount financed.					-
267307668	XXXXXXXXXX	$180,000.00	CT	5/XX/2009	4/XX/2009	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2009. [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - (Missing Data) Last Rate Set Date					-
564950296	XXXXXXXXXX	$101,250.00	CT	12/XX/2009	10/XX/2009	Primary	Refinance Cash-out - Other					A	A	A	A	A							-
774962569	XXXXXXXXXX	$138,000.00	CT	4/XX/2010	2/XX/2010	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine reason for underdisclosure due to missing Itemization of Amount Financed. Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi					-
662580897	XXXXXXXXXX	$85,000.00	CT	3/XX/2011	12/XX/2010	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
																		Federal Compliance - RESPA (2010) – Written Service Provider List Missing Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days Closing / Title - The First Change Date was not provided on page 3 of the HUD.					-
900397831	XXXXXXXXXX	$84,000.00	CT	12/XX/2010	11/XX/2010	Primary	Purchase					B	B	B	B	B	[B] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: - [B] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided. Closing / Title - (Doc Error) HUD Error: First change date on page 3 of the final HUD was not provided. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing					-
137332610	XXXXXXXXXX	$252,150.00	MA	12/XX/2003	11/XX/2003	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under-disclosure due to missing itemization of amount financed.					-
209627295	XXXXXXXXXX	$208,500.00	FL	12/XX/2006	11/XX/2006	Investment	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely Federal Compliance - Missing Initial Loan Application Test					-
668637799	XXXXXXXXXX	$336,000.00	FL	12/XX/2006	11/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test					-
326154294	XXXXXXXXXX	$104,500.00	CT	12/XX/2013	11/XX/2013	Primary	Purchase					A	A	A	A	A							-
924795594	XXXXXXXXXX	$128,100.00	NC	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine the reason for the under disclosure. No itemization of the amount financed located. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
568781598	XXXXXXXXXX	$500,000.00	FL	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
971426046	XXXXXXXXXX	$165,000.00	NY	2/XX/2011	9/XX/2010	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - RESPA (2010) – Written Service Provider List Missing Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure Federal Compliance - (Missing Data) Last Rate Set Date					-
810932498	XXXXXXXXXX	$324,000.00	NY	3/XX/2011	2/XX/2011	Primary	Refinance Streamlined					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2011 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2011.
[B] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Unable to test the Escrow Payment on the Final TIL due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Unable to test Introductory Interest Rate due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Unable to determine if the Principal and Interest Payment on the Final TIL matches the Principal and Interest Payment on the loan due to missing information.
[B] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Unable to determine if the Total Payment on the Final TIL matches the Total Payment on the loan due to missing information.
[B] Federal Compliance - Incorrect TIL Form Used: Truth in Lending Act (MDIA 2011): TIL disclosure not compliant under MDIA
[B] Federal Compliance - 2011 TIL-MDIA - ‘No guarantee to Refinance’ Statement Missing: Truth in Lending Act (MDIA 2011): Final TIL does not contain required 'No guarantee to Refinance' statement.

Federal Compliance - 2011 TIL-MDIA - ‘No guarantee to Refinance’ Statement Missing
Closing / Title - (Doc Error) TIL Error: TIL did not reflect the required verbiage
Federal Compliance - Incorrect TIL Form Used
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate
Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate
Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate
Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA -  Initial GFE Missing
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																							-
617498465	XXXXXXXXXX	$373,000.00	NY	3/XX/2010	11/XX/2009	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
																		Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation Federal Compliance - (Missing Data) Last Rate Set Date					-
481746281	XXXXXXXXXX	$311,000.00	NY	1/XX/2012	11/XX/2011	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - RESPA (2010) – Written Service Provider List Missing Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days Federal Compliance - FACTA Disclosure Missing					-
518425268	XXXXXXXXXX	$417,000.00	NY	11/XX/2008	10/XX/2008	Primary	Construction-Permanent					A	A	A	A	A							-
902436310	XXXXXXXXXX	$148,000.00	NJ	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine the reason for the under disclosure. No itemization of the amount financed located. Federal Compliance - Payoff Statement Missing					-
200652516	XXXXXXXXXX	$417,000.00	NJ	2/XX/2007	1/XX/2007	Primary	Purchase					A	A	A	A	A							-
675041054	XXXXXXXXXX	$215,200.00	NJ	10/XX/2009	9/XX/2009	Primary	Purchase					A	A	A	A	A							-
728403195	XXXXXXXXXX	$332,500.00	NJ	8/XX/2007	7/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed. Federal Compliance - Payoff Statement Missing					-
143033974	XXXXXXXXXX	$40,700.00	PA	3/XX/1997	2/XX/1997	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - TIL itemization did not disclose an application fee of $255 as prepaid finance charge.					-
505387294	XXXXXXXXXX	$165,000.00	IL	4/XX/2003	3/XX/2003	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - Unable to determine reason for underdisclosure due to missing Itemization of Amount Financed.					-
573386714	XXXXXXXXXX	$315,200.00	CA	6/XX/2003	5/XX/2003	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2003.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
476531751	XXXXXXXXXX	$147,000.00	MI	7/XX/2003	6/XX/2003	Primary	Refinance Rate/Term					A	A	A	A	A							-
440976931	XXXXXXXXXX	$134,800.00	WI	5/XX/2003	4/XX/2003	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status					-
300639512	XXXXXXXXXX	$170,000.00	IL	9/XX/2003	8/XX/2003	Primary	Refinance Cash-out - Other					A	A	A	A	A							-
448895334	XXXXXXXXXX	$412,000.00	NY	1/XX/2003	12/XX/2002	Investment	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.	Federal Compliance - Missing Initial Loan Application Test					-
544174439	XXXXXXXXXX	$150,000.00	NY	7/XX/2000	6/XX/2000	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2000.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - TIL itemization did not disclose an appraisal review fee of $750 as a prepaid finance charge. State Compliance - 5% late charge exceeds 2% maximum per state (NY). Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
792169149			NY	7/XX/2008	6/XX/2008							D	D	D	D	D		Loan File - File only contains post-closing documents, no legal or compliance documents from origination in file. Compliance testing could not be completed.				UTD	Indeterminable
975334462	XXXXXXXXXX	$215,000.00	NY	6/XX/2002	5/XX/2002	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2002.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Under disclosure due to lender TIL is calculating MI for 93 months and the Calculated TIL shows MI for 96 months. State Compliance - 5% late charge exceeds 2% maximum per state (NY). Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
595408566	XXXXXXXXXX	$318,300.00	NY	4/XX/2009	2/XX/2009	Primary	Refinance Rate/Term					A	A	A	A	A							-
240262961	XXXXXXXXXX	$200,000.00	NY	3/XX/2004	2/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Under-disclosure is fee related. Unable to determine under-disclosure due to the Final TIL Itemization is missing from the file. State Compliance - 5% late charge exceeds 2% maximum per state (NY).					-
414416629	XXXXXXXXXX	$348,000.00	NY	4/XX/2009	3/XX/2009	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2008.	Federal Compliance - Missing Initial Loan Application Test					-
866791406	XXXXXXXXXX	$308,000.00	NY	8/XX/2009	7/XX/2009	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2009 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2009. [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - Missing Initial Loan Application Test					-
414926544	XXXXXXXXXX	$695,000.00	NY	6/XX/2004	4/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																		Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - TIL Itemization does not reflect attorney fee of $750, compliance fee of $100, tax pick up fee of $150, or courier fee of $45 as prepaid finance charges					-
860075042	XXXXXXXXXX	$255,000.00	NY	2/XX/2010	12/XX/2009	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using a 7 month lookback from the consummation date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2010, prior to three (3) business days from transaction date of 02/XX/2010.
																		Federal Compliance - No evidence of application date located in file. Compliance tests were run using an application date of 12/05/2009 which is 2 months prior to consummation. A look back was performed to determine this application date. The final date used for testing was 12/05/2009. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - (Missing Data) Last Rate Set Date					-
165400088	XXXXXXXXXX	$70,450.00	PA	7/XX/2002	6/XX/2002	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2002.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
465746651	XXXXXXXXXX	$232,000.00	NJ	10/XX/2005	9/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing Test					-
876428641	XXXXXXXXXX	$125,000.00	MA	7/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi					-
231854971	XXXXXXXXXX	$439,920.00	MA	10/XX/2004	9/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.	Federal Compliance - Missing Initial Loan Application Test					-
933076105	XXXXXXXXXX	$272,000.00	PA	5/XX/2005	4/XX/2005	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
508440535	XXXXXXXXXX	$234,000.00	MA	7/XX/2003	5/XX/2003	Primary	Refinance Rate/Term					A	A	A	A	A							-
738402573	XXXXXXXXXX	$64,900.00	PA	2/XX/1991	1/XX/1991	Primary	Construction-Permanent					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - (Missing Data) Flood Hazard Zone Federal Compliance - Disbursement Date Missing					-
681978203	XXXXXXXXXX	$265,000.00	MA	10/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Final TIL itemization did not include Attorney Fee of $1,250 in prepaid finance charges. Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - (Missing Data) Flood Hazard Zone					-
851016672	XXXXXXXXXX	$750,000.00	MA	5/XX/2006	4/XX/2006	Primary	Construction-Permanent					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
685422099	XXXXXXXXXX	$375,000.00	MA	5/XX/2006	2/XX/2006	Primary	Construction-Permanent					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test					-
785604773	XXXXXXXXXX	$350,000.00	MA	6/XX/2003	5/XX/2003	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine reason for underdisclosure due to missing Itemization of Amount Financed. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test					-
756060433	XXXXXXXXXX	$235,000.00	MA	1/XX/2007	11/XX/2006	Primary	Refinance Cash-out - Home Improvement			File does not contain either Preliminary or Final Title.		D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
Title / Lien Defect - Second per Loan Terms and Conditions.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						Yes	TR Indeterminable (UAL State)
723581734	XXXXXXXXXX	$184,000.00	RI	9/XX/2003	8/XX/2003	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed					-
236214355	XXXXXXXXXX	$447,200.00	MA	4/XX/2004	1/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.
Federal Compliance - The initial 1003 showed the loan as a fixed rate loan. The final 1003 showed the loan as an ARM. The is a redisclosed 1003 (Doc ID XX), from 3/10/04 disclosing the loan type as ARM. Both the ARM Disclosure and CHARM Booklet were disclosed to the borrower on the same day, so I believe both were disclosed in a timely manner.
Federal Compliance - The initial 1003 showed the loan as a fixed rate loan. The final 1003 showed the loan as an ARM. The is a redisclosed 1003 (Doc ID XX), from 3/10/04 disclosing the loan type as ARM. Both the ARM Disclosure and CHARM Booklet were disclosed to the borrower on the same day, so I believe both were disclosed in a timely manner.
																							-
972602824	XXXXXXXXXX	$200,000.00	NJ	3/XX/2011	2/XX/2011	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2011 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2011.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
State Compliance - New Jersey Home Loan (Late Charge)
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						Yes	TR Indeterminable (UAL State)
340760967	XXXXXXXXXX	$75,000.00	MA	11/XX/2008	10/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[C] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test: Massachusetts Home Loan: Unable to determine if mortgage loan was refinanced within 60 months without providing a tangible net benefit to the borrower due to missing prior loan information.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - (Missing Data) Flood Hazard Zone
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
State Compliance - HELOC.  Missing HUD or other evidence of disbursement to determine cash to borrower.  Missing prior loan information for HELOC refinanced to determine if terms of new HELOC were better.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						Yes	TR Indeterminable (UAL State)
574454825	XXXXXXXXXX	$108,000.00	PA	3/XX/2011	2/XX/2011	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2011 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2011.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test					-
589724442												D	D	D	D	D
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Application / Processing - Missing Document: Missing Lender's Initial 1003
Loan File - File only contains Mortgage. Compliance testing not completed.
Closing / Title - Missing Document: Note - Subject Lien not provided
																						UTD	Indeterminable
994482013	XXXXXXXXXX	$163,046.35	RI	10/XX/2004	9/XX/2004	Primary	Refinance Rate/Term			File does not contain either Preliminary or Final Title		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
880457020	XXXXXXXXXX	$61,000.00	PA	2/XX/2015	1/XX/2015	Primary	UTD UTD					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  A lookback period was not able to be performed.  Compliance tests were run using an application date of 01/XX/2015 which is X month prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						UTD	Indeterminable
600172159	XXXXXXXXXX	$165,000.00	PA	12/XX/2008	11/XX/2008	Primary	Refinance Cash-out - Other			File does not contain either Preliminary or Final Title No prelim or final title provided.		D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
State Compliance - Note Error: Note late charge percentage exceeds maximum per state
Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						No	TNR Testing Not Required
165991460	XXXXXXXXXX	$240,000.00	RI	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																		Miscellaneous Compliance - GFE missing Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test					-
224906610	XXXXXXXXXX	$150,000.00	MA	2/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

Federal Compliance - Disbursement Date Missing
State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						Yes	TR Indeterminable (UAL State)
343152322	XXXXXXXXXX	$75,000.00	PA	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.

State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
967570581	XXXXXXXXXX	$405,000.00	NJ	6/XX/2016	4/XX/2016	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)				B	B	B	B	B
[B] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[B] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.
[B] Federal Compliance - TRID Interim Closing Disclosure Timing: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on 06/XX/2016 contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation
[B] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.
[B] Federal Compliance - TRID Settlement Service Provider Status: TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.
[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,396.00 exceeds tolerance of $2,652.00 plus 10% or $2,917.20.  Insufficient or no cure was provided to the borrower.

Federal Compliance - Initial CD is missing pages 3-5
Federal Compliance - Cure for Title Endorsement fee of $25,  Title Lenders Title Insurance fee of $119 and Title -Abstract fee of $710 were not provided.
Federal Compliance - 10% Percent tolerance fees increased at closing.  The most recent LE reflects Title - Endorsement of $75, Title Lenders Title Insurance fee of $1,702 and Title -Abstract fee of $300; the Final CD reflects Title - Endorsement of $100, Title Lenders Title Insurance fee of $1,821 and Title -Abstract fee of $1,010.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
Federal Compliance - Initial application is dated on 04/XX/2016 and LE was provided on 05/XX/2016
Federal Compliance - Settlement Service Provider not provided.
																							-
358496559	XXXXXXXXXX	$129,000.00	NJ	4/XX/2015	2/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Refinance purpose discrepancy.: Loan refinance purpose of ___ does not match AUS loan refinance purpose of ___.			B	B	B	B	B
[B] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
																		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing Federal Compliance - There is no evidence in the file that shows when the borrowers received a copy of the appraisal. Federal Compliance - Rate Lock was not provided. Federal Compliance - FACTA Disclosure is unavailable. Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing					-
385224548	XXXXXXXXXX	$314,800.00	NY	1/XX/2015	10/XX/2014	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)				B	B	B	B	B
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
																		Federal Compliance - Initial payment was not listed on document. Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days Federal Compliance - Right to receive appraisal acknowledgement not found in file.					-
971456762	XXXXXXXXXX	$134,400.00	DE	7/XX/2017	6/XX/2017	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	[C] General Appraisal Requirements - Valuation Error: Comparable(s) photos are missing or not legible.: - [C] General Appraisal Requirements - Valuation Error: Subject photos are missing or not legible.: -	Subject values are not legible Comparable photos are not legible.		B	B	B	B	B	[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. [A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $150.00 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing Federal Compliance - CD not provided to borrower at least 3 business days prior to closing.					-
254431051	XXXXXXXXXX	$141,887.35	MI	3/XX/2004	2/XX/2004	Primary	Refinance Cash-out - Other					A	A	A	A	A							-
822844037	XXXXXXXXXX	$144,000.00	NJ	3/XX/2004	2/XX/2004	UTD				File does not contain either the Preliminary or Final Title Policy.		D	D	D	D	D
Closing / Title - TILA - Final TIL Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Application / Processing - Missing Document: Missing Lender's Initial 1003
Loan File - File contains only Note.  Insufficient documentation to complete compliance testing.
Closing / Title - Missing Final HUD-1
																						UTD	Indeterminable (UAL State)
735206793						Primary	Refinance Cash-out - Other					D	D	D	D	D		Loan File - Incomplete Loan File. Security in the file, unable to run compliance.	REVIEWER - CLEARED COMMENT (2017-06-08): Seller provided additional docs. REVIEWER - GENERAL COMMENT (2017-06-08): Trailing documents contain only the Security Instrument and Right to Cancel.			UTD	Indeterminable
976349613	XXXXXXXXXX	$81,700.00	WI	12/XX/2004	11/XX/2004	Investment	Refinance Cash-out - Other		[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___			A	A	A	A	A							-
550732072	XXXXXXXXXX	$128,000.00	OH	11/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date which is X month prior to consummation.  A lookback was performed to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						Yes	TR Indeterminable
925580530	XXXXXXXXXX	$359,550.00	NJ	2/XX/2003	1/XX/2003	Primary	Refinance Cash-out - Other		[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___			B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test					-
674556013	XXXXXXXXXX	$63,900.00	AR	2/XX/2000	2/XX/2000	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing					-
422468421	XXXXXXXXXX	$964,500.00	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other		[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___			B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
367840498	XXXXXXXXXX	$80,950.00	OH	7/XX/2002	5/XX/2002	Primary	Purchase		[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: ___ Inspection Date: ___			B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Miscellaneous Compliance - Initial TIL not provided					-
365920015	XXXXXXXXXX	$260,000.00	FL	10/XX/2006	9/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - ARM Disclosure Timing Federal Compliance - CHARM Booklet Disclosure Status					-
423107897	XXXXXXXXXX	$80,000.00	OH	4/XX/1997	3/XX/1997	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date which is 1 months prior to consummation.  A X month lookback was used to determine this application date.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - It appears a lower Index was used at origination than the 5.6875% Index available within the look-back period. Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125% Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Initial Loan Application Status Test					-
223554377	XXXXXXXXXX	$80,000.00	NC	8/XX/2007	6/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B		Missing Document - Initial TIL not provided					-
674259768	XXXXXXXXXX	$112,262.00	TX	8/XX/2003	7/XX/2003	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Missing Document - Missing Document: Missing 1003 Initial - Lender's Federal Compliance - TILA - Final TIL Missing Missing Document - Initial TIL not provided Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
114466247	XXXXXXXXXX	$194,000.00	IL	3/XX/2005	2/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Federal FACTA Disclosure Timing Test					-
286553302	XXXXXXXXXX	$515,000.00	CA	5/XX/2005	5/XX/2005	Primary	Refinance Rate/Term					C	C	C	C	C
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date which is 1 month(s) prior to consummation.  A X month lookback was used to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed prior to three (3) business days from transaction date.

Federal Compliance - FACTA Disclosure Missing
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Initial Loan Application Status Test
Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date.
Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date.
																						Tested	TR Tested
660613524	XXXXXXXXXX	$150,000.00	FL	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date which is 1 months prior to consummation.  A X month lookback was used to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Initial Loan Application Status Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
142887684	XXXXXXXXXX	$393,750.00	CA	9/XX/2008	8/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: ___ Inspection Date: ___			B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
																		Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Final TIL Estimated Federal Compliance - CHARM Booklet Disclosure Status					-
851864455	XXXXXXXXXX	$58,410.65	NY	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	A							-
344014443	XXXXXXXXXX	$63,180.00	WV	11/XX/1999	10/XX/1999	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date which is 1 months prior to consummation.  A X month lookback was used to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX

Federal Compliance - ARM Disclosure Compliant
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Initial Loan Application Status Test
Federal Compliance - The rate lock agreement indicate the Index used was 5.780%. The closest Index available in our look-back period is 6.00130.
Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																							-
659808826	XXXXXXXXXX	$152,500.00	FL	2/XX/2004	1/XX/2004	Primary	Refinance Rate/Term		[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___			B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.					-
978818965	XXXXXXXXXX	$399,948.04	CA	6/XX/2008	5/XX/2008	Primary	Refinance Rate/Term					B	B	B	B	B		Federal Compliance - Federal FACTA Disclosure					-
961340090	XXXXXXXXXX	$161,000.00	IL	3/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		[C] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date which is 1 month prior to consummation. A X month lookback was used to determine this application date. [B] Miscellaneous Compliance - Loan Program Info Disclosure is missing: Disclosure: Loan Program Info Disclosure	Federal Compliance - Initial Loan Application Status Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - Loan Program Info Disclosure is missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
449433678	XXXXXXXXXX	$59,327.71	AL	10/XX/2008	9/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B		Application / Processing - Missing Document: Missing Lender's Initial 1003 Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
428076022	XXXXXXXXXX	$176,000.00	FL	9/XX/2008	8/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/XX/2008.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Application / Processing - Missing Document: Missing Lender's Initial 1003 Federal Compliance - Unable to determine under disclosure exception due to missing itemization of amount financed. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	REVIEWER - GENERAL COMMENT (2017-05-31): Trailing documents contain final 1003. Image missing Lender's initial 1003.				-
274039787	XXXXXXXXXX	$90,000.00	IN	10/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date which is 1 months prior to consummation. A X month lookback was used to determine this application date. [B] Miscellaneous Compliance - Loan Program Info Disclosure is missing: Disclosure: Loan Program Info Disclosure	Federal Compliance - Initial Loan Application Status Test Miscellaneous Compliance - Loan Program Info Disclosure is missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
436395921	XXXXXXXXXX	$120,618.42	IL	11/XX/2007	10/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date which is 1 months prior to consummation. A X month lookback was used to determine this application date.	Federal Compliance - Initial Loan Application Status Test					-
599562240	XXXXXXXXXX	$70,720.35	PA	4/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date which is 1 month(s) prior to consummation. A X month lookback was used to determine this application date.	Federal Compliance - Initial Loan Application Status Test Miscellaneous Compliance - Initial TIL not provided					-
430753412	XXXXXXXXXX	$89,446.40	NC	9/XX/2001	9/XX/2001	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.	Federal Compliance - Initial Loan Application Status Test					-
488547738	XXXXXXXXXX	$50,000.00	NJ	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other
[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: ___
Inspection Date: ___
[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___
												D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
[B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date which is X month prior to consummation.  A lookback was performed to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement
Federal Compliance - TILA HELOC - Tax Advisor Statement Missing
Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																						Yes	TR Indeterminable (UAL State)
571360571	XXXXXXXXXX	$25,900.00	NJ	12/XX/2004	11/XX/2004	Primary	Purchase		[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: FEMA Disaster Date: ___ [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed. HELOC third party fees to open a plan charged at account opening exceeds amounts disclosed on final HELOC Fee Agreement
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal HELOC Third Party Fees Underdisclosed Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien Application / Processing - Missing Document: Missing Lender's Initial 1003					-
738910251	XXXXXXXXXX	$50,000.00	NJ	3/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other		[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: FEMA Disaster Date: ___			B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Unable to test HELOC Brochure due to missing information.
[B] Federal Compliance - Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Unable to test terms disclosure timing due to missing information.
																		Federal Compliance - Acknowledgment of receipt of HELOC Brochure per Home Equity Agreement however, no copy or evidence of early disclosure. Federal Compliance - Disclosure provided in the file is not dated. Federal Compliance - Federal HELOC Fee Agreement used in Points and Fees Testing Federal Compliance - FACTA Disclosure Missing					-
203543334	XXXXXXXXXX	$30,000.00	NJ	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other		[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: FEMA Disaster Date: ___			B	B	B	B	B		Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien					-
207795163	XXXXXXXXXX	$50,000.00	NJ	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other		[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: FEMA Disaster Date: ___			B	B	B	B	B	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Unable to test HELOC Brochure due to missing information. [B] Federal Compliance - Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement. [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Unable to test terms disclosure timing due to missing information.	Title / Lien Defect - The title report includes a $50,000 first mortgage from 2003. Unable to determine if paid off in connection with subject loan transaction. Federal Compliance - Acknowledgment of receipt of Early Disclosure per the Home Equity Agreement however, no copy or evidence of early disclosure. Federal Compliance - Acknowledgment of receipt of HELOC Brochure per Home Equity Agreement however, no copy or evidence of early disclosure. Federal Compliance - Federal HELOC Fee Agreement used in Points and Fees Testing					-
480801883	XXXXXXXXXX	$75,000.00	NJ	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: ___ Inspection Date: ___			B	B	B	B	B
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - Federal HELOC Fee Agreement used in Points and Fees Testing Federal Compliance - TILA HELOC - HELOC Brochure Missing Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien					-
715291924	XXXXXXXXXX	$50,000.00	NJ	5/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Other		[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: ___ Inspection Date: ___	File does not contain either the Preliminary or Final Title Policy.		B	B	B	B	B	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.	Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing					-
842532136	XXXXXXXXXX	$50,000.00	NJ	2/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Other		[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: ___ Inspection Date: ___ [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	Most recent inspection date not found in file.		B	B	B	B	B
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Unable to test rescission due to missing information.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
																		Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - Federal HELOC Fee Agreement used in Points and Fees Testing Federal Compliance - TILA HELOC - HELOC Brochure Missing Title / Lien Defect - Per loan summary.					-
844496308	XXXXXXXXXX	$100,000.00	NJ	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other		[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: ___ Inspection Date: ___			B	B	B	B	B
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.
																		Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - Federal HELOC Fee Agreement used in Points and Fees Testing Federal Compliance - TILA HELOC - HELOC Brochure Missing					-
702545800	XXXXXXXXXX	$200,000.00	NJ	3/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Other		[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: ___ Inspection Date: ___			B	B	B	B	B
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
																		Federal Compliance - Federal HELOC Fee Agreement used in Points and Fees Testing Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement Federal Compliance - TILA HELOC - Tax Advisor Statement Missing Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing					-
434078861	XXXXXXXXXX	$100,000.00	NJ	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other		[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: FEMA Disaster Date: ___			B	B	B	B	B
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.
																		Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal HELOC Fee Agreement used in Points and Fees Testing Title / Lien Defect - Per the loan approval found in file, the HELOC loan is a 2nd lien, with a senior lien in the amount of $231,000.					-
280510940	XXXXXXXXXX	$93,750.00	CA	12/XX/1998	11/XX/1998	Investment	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/1998 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/1998.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
917044011	XXXXXXXXXX	$132,000.00	WI	9/XX/1993	9/XX/1993	Primary	Refinance Rate/Term					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

Miscellaneous Compliance - Initial TIL not provided
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																						No	TNR Testing Not Required
693277804	XXXXXXXXXX	$169,342.00	NJ	7/XX/2008	6/XX/2008	UTD				File does not contain either the Preliminary or Final Title Policy.		D	D	D	D	D
Closing / Title - TILA - Final TIL Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Application / Processing - Missing Document: Missing Lender's Initial 1003
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Loan File - File only contains Note and Mortgage pages 1, 2 and 8.  Insufficient documents to complete compliance.
Closing / Title - Missing Final HUD-1
																			SELLER - GENERAL COMMENT (2017-10-11): File not found SELLER - GENERAL COMMENT (2017-10-11): HUD not found	GENERAL COMMENT (2017-10-11): HUD not found GENERAL COMMENT (2017-10-11): File not found		UTD	Indeterminable (UAL State)
848364012	XXXXXXXXXX	$54,000.00	NY	7/XX/1990	6/XX/1990	UTD	Refinance UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1990 which is X month(s) prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/1990.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - TILA - Final TIL Missing
State Compliance - New York Late Charge Percent Testing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						No	TNR Testing Not Required
932165743	XXXXXXXXXX	$214,200.00	IL	5/XX/1994	3/XX/1994	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - Final TIL Estimated Federal Compliance - CHARM Booklet Disclosure Status					-
686846036	XXXXXXXXXX	$95,000.00	FL	8/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X month(s) prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.	Federal Compliance - Missing Initial Loan Application Test					-
235849013	XXXXXXXXXX	$280,000.00	NY	7/XX/2007	5/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine under disclosure due to missing Itemization of amount financed.					-
237019862	XXXXXXXXXX	$264,600.00	FL	6/XX/2004	6/XX/2004	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - TIL APR Tolerance Irregular Transaction Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - Loan approval indicates the Index used was 1.368%. The lowest Index available within the look-back period is 2.06750%. Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test					-
161247314	XXXXXXXXXX	$175,200.00	CT	5/XX/1991	11/XX/1990	Investment	Purchase					B	B	B	B	B		Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
591039017	XXXXXXXXXX	$192,500.00	NJ	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.	Federal Compliance - Missing Initial Loan Application Test					-
676871778	XXXXXXXXXX	$282,000.00	NC	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - North Carolina First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - CHARM Booklet Disclosure Timing
Federal Compliance - ARM Disclosure Timing
State Compliance - Late charge not allowed per state (NC) - max late charge for NC is 4% - note states 6%
State Compliance - Late charge not allowed per state (NC) - min Grace period for NC is 15 days - note addendum states 10 days
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
State Compliance - Late charge not allowed per state (NC) - max late charge for NC is 4% - note states 6%
																							-
377767637	XXXXXXXXXX	$339,500.00	FL	5/XX/2011	5/XX/2011	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
241350102	XXXXXXXXXX	$469,480.00	MA	6/XX/2007	2/XX/2007	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																						Yes	TR HUD Deficiency (UAL State)
264695149	XXXXXXXXXX	$148,000.00	IN	3/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
666672971	XXXXXXXXXX	$336,000.00	CA	6/XX/2006	5/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test					-
107871377	XXXXXXXXXX	$320,000.00	IN	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
404178607	XXXXXXXXXX	$417,000.00	CA	4/XX/2008	3/XX/2008	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - FACTA Disclosure Missing Federal Compliance - Notice of Right to Cancel Missing Closing / Title - TIL appears to be final but not signed nor initialed by borrower.					-
353868918	XXXXXXXXXX	$372,000.00	MA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
																		State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
666896055	XXXXXXXXXX	$338,400.00	NJ	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
279166002	XXXXXXXXXX	$136,200.00	VA	5/XX/1999	4/XX/1999	Primary	Refinance Rate/Term					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1999 which is X months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						Yes	TR Indeterminable
436750199	XXXXXXXXXX	$485,394.00	FL	6/XX/2007	5/XX/2007	Primary	Construction-Permanent					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
124154192	XXXXXXXXXX	$650,000.00	NJ	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		Federal Compliance - CHARM Booklet Disclosure Timing State Compliance - fPPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ loan is 0% - note states 6 months interest. Lender is XXX Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
267302483	XXXXXXXXXX	$439,000.00	NJ	7/XX/2006	4/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - FACTA Disclosure Missing Closing / Title - TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.					-
348988606	XXXXXXXXXX	$313,800.00	CA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing					-
683623702	XXXXXXXXXX	$347,400.00	MA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Unable to determine under disclosure, due to missing itemization of amount financed. State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File					-
779289380	XXXXXXXXXX	$364,396.00	MA	9/XX/2006	8/XX/2006	Primary	Refinance Rate/Term					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File
Federal Compliance - FACTA Disclosure Missing
Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																						Yes	TR HUD Deficiency (UAL State)
825200972	XXXXXXXXXX	$295,269.00	CA	5/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing					-
648734438	XXXXXXXXXX	$244,000.00	WA	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
454209523	XXXXXXXXXX	$356,000.00	VA	3/XX/2007	2/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Payment stream under disclosed. Per Note, Interest only period is 120 months. TIL shows interest only payment for 10 months. Federal Compliance - Missing Initial Loan Application Test					-
670622560	XXXXXXXXXX	$324,000.00	MA	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Itemization did not disclose the subordination fee of $75 and couier fee of $45 as prepaid finance charges. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Missing Initial Loan Application Test					-
655953267	XXXXXXXXXX	$360,000.00	NJ	5/XX/2007	4/XX/2007	Investment	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.	Federal Compliance - Missing Initial Loan Application Test					-
474314261	XXXXXXXXXX	$362,000.00	NJ	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - FACTA Disclosure Missing Closing / Title - TIL appears to b e final but not signed nor initialed by borrower.					-
618529400	XXXXXXXXXX	$376,000.00	MD	12/XX/2005	12/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
816934076	XXXXXXXXXX	$315,000.00	NJ	2/XX/2008	1/XX/2008	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																		Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Federal FACTA Disclosure Timing Test					-
664848559	XXXXXXXXXX	$1,174,006.00	AZ	12/XX/2006	10/XX/2006	Primary	Construction-Permanent					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		Federal Compliance - TILA - Final TIL Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
408893668	XXXXXXXXXX	$273,000.00	CA	8/XX/2003	6/XX/2003	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003.	Federal Compliance - Disbursement Date Missing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date					-
160172904	XXXXXXXXXX	$132,750.00	TX	10/XX/2006	9/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information)					-
881502938	XXXXXXXXXX	$410,000.00	CA	5/XX/2005	4/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
898322354	XXXXXXXXXX	$385,000.00	CA	3/XX/2006	2/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - FACTA Disclosure Missing					-
467665806	XXXXXXXXXX	$400,000.00	VA	9/XX/2007	8/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - FACTA Disclosure Missing
Closing / Title - TIL in file indicated to be final is not signed or dated by borrower so cannot confirm that borrower received.
																							-
784710645	XXXXXXXXXX	$125,000.00	MA	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - TIL in file is indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
Federal Compliance - Payoff Statement Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - FACTA Disclosure Missing
																							-
766668084	XXXXXXXXXX	$500,000.00	CA	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																		Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - ARM Disclosure Timing					-
374831386	XXXXXXXXXX	$316,000.00	CA	1/XX/2003	12/XX/2002	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Itemization of Amount Financed did not include $50 Email/Doc; misquoted Settlement/closing fee as $300 when Final HUD shows $350 and missing $67.50 Courier fees. Federal Compliance - Missing Initial Loan Application Test					-
299482033	XXXXXXXXXX	$557,600.00	CA	6/XX/2005	6/XX/2005	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
																		Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				No	TNR Testing Not Required
779623943	XXXXXXXXXX	$239,500.00	AZ	12/XX/2005	11/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test					-
615275085	XXXXXXXXXX	$382,000.00	CA	4/XX/2004	3/XX/2004	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
279785514	XXXXXXXXXX	$260,000.00	FL	8/XX/2007	7/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test					-
218139897	XXXXXXXXXX	$195,272.00	AL	11/XX/2006	11/XX/2006	Primary	Purchase					A	A	A	A	A							-
163436112	XXXXXXXXXX	$239,500.00	FL	5/XX/2004	4/XX/2004	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing					-
939073283	XXXXXXXXXX	$333,700.00	NC	9/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
443810564	XXXXXXXXXX	$363,160.00	CA	3/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.					-
483951159	XXXXXXXXXX	$370,000.00	NY	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing Federal Compliance - Under disclosure appears to be due to TIL Itemization not disclosing an $80.00 Courier Fee.					-
770795534	XXXXXXXXXX	$130,950.00	AZ	7/XX/2004	6/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test					-
156494314	XXXXXXXXXX	$354,300.00	CA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																		Closing / Title - TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing					-
440080620	XXXXXXXXXX	$476,100.00	MD	2/XX/2007	12/XX/2006	Investment	Purchase					D	D	D	D	D		Miscellaneous Compliance - Property is land. Closing / Title - Missing Document: Note - Subject Lien not provided				No	TNR Testing Not Required
231321116	XXXXXXXXXX	$333,700.00	CA	1/XX/2004	12/XX/2003	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
338374477	XXXXXXXXXX	$417,000.00	IL	3/XX/2008	2/XX/2008	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																		Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. Closing / Title - TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing					-
605437367	XXXXXXXXXX	$462,750.00	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Disbursement Date Missing
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - FACTA Disclosure Missing
Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
Closing / Title - Missing Document: Note - Subject Lien not provided
																						Yes	TR Note Deficiency
763086013	XXXXXXXXXX	$173,000.00	CA	6/XX/2002	5/XX/2002	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
584264143	XXXXXXXXXX	$247,500.00	NC	2/XX/2001	1/XX/2001	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
726257404	XXXXXXXXXX	$300,700.00	CA	6/XX/2002	5/XX/2002	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
778844913	XXXXXXXXXX	$184,000.00	CA	8/XX/2002	7/XX/2002	Investment	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment) [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Disparity in Occupancy - Not High Cost Federal Compliance - Missing Initial Loan Application Test					-
549418024	XXXXXXXXXX	$192,800.00	CO	11/XX/2001	10/XX/2001	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing					-
667678869	XXXXXXXXXX	$185,000.00	PA	5/XX/2003	4/XX/2003	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - TIL itemization did not disclose the $60 title courier fee, $35 closing protection letter, or the $20 wire fee as prepaid finance charges. Federal Compliance - Missing Initial Loan Application Test					-
528746702	XXXXXXXXXX	$145,560.00	WA	12/XX/2002	11/XX/2002	UTD	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						No	TNR Testing Not Required
656993531	XXXXXXXXXX	$250,400.00	TX	12/XX/2002	11/XX/2002	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
469691349	XXXXXXXXXX	$197,850.00	CA	8/XX/2002	6/XX/2002	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		Federal Compliance - TILA - Final TIL Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing				No	TNR Testing Not Required
772589972	XXXXXXXXXX	$240,000.00	AZ	2/XX/2007	1/XX/2007	Second Home	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
292907658	XXXXXXXXXX	$255,000.00	GA	8/XX/2003	3/XX/2003	Primary	Purchase					A	A	A	A	A							-
207654194	XXXXXXXXXX	$236,000.00	TX	12/XX/2002	10/XX/2002	Primary	Purchase					A	A	A	A	A							-
895685168	XXXXXXXXXX	$344,000.00	PA	6/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test					-
798592957	XXXXXXXXXX	$304,400.00	MD	3/XX/2004	2/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test					-
292014002	XXXXXXXXXX	$184,000.00	VA	2/XX/2003	1/XX/2003	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2003, prior to three (3) business days from transaction date of 02/XX/2003.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test					-
582760380	XXXXXXXXXX	$476,000.00	WA	5/XX/2003	4/XX/2003	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
827091942	XXXXXXXXXX	$147,999.72	NC	7/XX/2003	5/XX/2003	Primary	Refinance Rate/Term			File does not contain either Preliminary or Final Title		D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						Yes	TR Indeterminable
723386374	XXXXXXXXXX	$186,000.00	CO	6/XX/2003	5/XX/2003	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
634371371	XXXXXXXXXX	$307,200.00	CA	3/XX/2003	2/XX/2003	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						No	TNR Testing Not Required
855676962	XXXXXXXXXX	$201,800.00	CA	6/XX/2003	5/XX/2003	Primary	Refinance Cash-out - Other					A	A	A	A	A							-
724859561	XXXXXXXXXX	$322,700.00	CA	9/XX/2003	7/XX/2003	Primary	Purchase					D	D	D	D	D
[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Closing / Title - Missing Document: HUD-1 Addendum not provided				No	TNR Testing Not Required
521064460	XXXXXXXXXX	$222,400.00	VA	7/XX/2003	6/XX/2003	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.	State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice) Federal Compliance - Missing Initial Loan Application Test					-
937719344	XXXXXXXXXX	$320,000.00	NV	8/XX/2003	7/XX/2003	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing
																						Yes	TR Indeterminable
386358655	XXXXXXXXXX	$290,000.00	NH	5/XX/2003	5/XX/2003	Primary	Refinance Rate/Term		[C] Lien - Missing evidence of lien position on Other Financing.: -			B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																		Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
391992540	XXXXXXXXXX	$179,500.00	WA	8/XX/2003	8/XX/2003	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Missing Initial Loan Application Test					-
435411911	XXXXXXXXXX	$322,700.00	CA	9/XX/2003	5/XX/2003	Primary	Purchase					A	A	A	A	A							-
121868007	XXXXXXXXXX	$356,000.00	CA	8/XX/2003	7/XX/2003	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - TIL Itemization disclosed prepaid interest fee $853.52 and did not disclosed a settlement fee as a prepaid charges, however, final HUD reflects fees as $365.75 for prepaid interest and settlement fee as $867.50 . Federal Compliance - Missing Initial Loan Application Test					-
299680404	XXXXXXXXXX	$283,900.00	CA	8/XX/2003	7/XX/2003	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
890222625	XXXXXXXXXX	$220,000.00	CA	10/XX/2003	9/XX/2003	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
850373418	XXXXXXXXXX	$207,200.00	CA	7/XX/2003	7/XX/2003	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
878326668	XXXXXXXXXX	$154,500.00	IL	10/XX/2003	9/XX/2003	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
437888050	XXXXXXXXXX	$560,000.00	NC	2/XX/2004	11/XX/2003	Second Home	Purchase					A	A	A	A	A							-
358750237	XXXXXXXXXX	$297,400.00	DE	8/XX/2004	2/XX/2004	Primary	Purchase					B	B	B	B	B		Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
375881050	XXXXXXXXXX	$318,750.00	FL	11/XX/2003	10/XX/2003	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
906290314	XXXXXXXXXX	$260,000.00	OR	4/XX/2004	1/XX/2004	Second Home	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Final TIL Estimated Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				No	TNR Testing Not Required
169479546	XXXXXXXXXX	$280,000.00	HI	6/XX/2004	5/XX/2004	Investment	Purchase					A	A	A	A	A							-
176938165	XXXXXXXXXX	$205,000.00	CA	11/XX/2003	10/XX/2003	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
920283662	XXXXXXXXXX	$233,766.00	NM	2/XX/2005	7/XX/2004	Primary	Purchase					A	A	A	A	A							-
347427028	XXXXXXXXXX	$254,000.00	CA	6/XX/2004	5/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
970905014	XXXXXXXXXX	$492,000.00	CA	9/XX/2004	9/XX/2004	Primary	Purchase					A	A	A	A	A							-
741427875	XXXXXXXXXX	$215,000.00	CA	7/XX/2004	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX

Federal Compliance - Unable to determine the reason for the under disclosure due to missing final hud. Appears to be fee related
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						Yes	TR Indeterminable
204628092	XXXXXXXXXX	$200,000.00	WA	4/XX/2004	3/XX/2004	Primary	Refinance Rate/Term					A	A	A	A	A							-
357323571	XXXXXXXXXX	$311,920.00	MA	8/XX/2004	7/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
253925852	XXXXXXXXXX	$282,000.00	CA	9/XX/2004	7/XX/2004	Primary	Refinance Rate/Term					D	D	D	D	D	[D] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing				Yes	TR Indeterminable
585687327	XXXXXXXXXX	$100,000.00	FL	8/XX/2004	7/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
527325996	XXXXXXXXXX	$452,000.00	CA	9/XX/2004	8/XX/2004	Primary	Purchase					A	A	A	A	A							-
457242413	XXXXXXXXXX	$118,400.00	NM	11/XX/2004	10/XX/2004	Primary	Refinance Rate/Term					C	C	C	C	C
[C] State Compliance - New Mexico Tangible Net Benefit Test: New Mexico Home Loan: Unable to determine if refinance loan was made without tangible net benefit to borrower due to missing prior loan information.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
																		Federal Compliance - Missing Initial Loan Application Test State Compliance - New Mexico Tangible Net Benefit Test					State - NC
262977255	XXXXXXXXXX	$329,485.00	CA	11/XX/2004	4/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of 0.125% tolerance. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Fees seem to match Itemization, but the index is off. It should be 1.44 per the Closing Instructions, but the lowest option is 2.3225. Federal Compliance - TIL APR Tolerance Irregular Transaction Federal Compliance - ARM Disclosure Timing Test					-
727268759	XXXXXXXXXX	$188,000.00	CA	12/XX/2004	10/XX/2004	Primary	Purchase					A	A	A	A	A							-
912711770	XXXXXXXXXX	$333,000.00	PA	12/XX/2004	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date					-
950671102	XXXXXXXXXX	$495,000.00	CA	11/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test					-
300722628	XXXXXXXXXX	$320,000.00	IL	9/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
305987620	XXXXXXXXXX	$615,600.00	CA	11/XX/2004	10/XX/2004	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
878167948	XXXXXXXXXX	$256,400.00	WA	1/XX/2005	12/XX/2004	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - FACTA Disclosure Missing					-
142068295	XXXXXXXXXX	$122,800.00	UT	3/XX/2005	2/XX/2005	UTD	Refinance UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						Yes	TR Indeterminable
985048709	XXXXXXXXXX	$336,000.00	PA	10/XX/2004	9/XX/2004	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure, it appears lender used an index lower than available within lookback. Lowest index within lookback is 1.59%. Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
386722340	XXXXXXXXXX	$350,000.00	CA	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing				Yes	TR Indeterminable
674433212	XXXXXXXXXX	$544,000.00	CA	4/XX/2005	3/XX/2005	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure, it appears lender used an index lower than available within look back. Lowest index within look back is 2.504%. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing State Compliance - California Prepayment Penalty ARM Test Federal Compliance - Missing Initial Loan Application Test					-
779568550	XXXXXXXXXX	$298,000.00	WI	12/XX/2004	12/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Status Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
783846312	XXXXXXXXXX	$312,000.00	PA	6/XX/2005	5/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
784281009	XXXXXXXXXX	$340,960.00	CA	1/XX/2005	12/XX/2004	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Per the Closing Instructions, the Lender used an Index of 1.887%, whereas the only Index available is 2.02170%. Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
507184019	XXXXXXXXXX	$243,000.00	CA	6/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Notice of Right to Cancel Missing					-
108339674	XXXXXXXXXX	$152,000.00	VA	3/XX/2005	2/XX/2005	Primary	Purchase					A	A	A	A	A							-
853641994	XXXXXXXXXX	$292,000.00	CA	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - ARM Disclosure Timing Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
915446014	XXXXXXXXXX	$246,000.00	CT	4/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance					-
925007307	XXXXXXXXXX	$359,000.00	WA	4/XX/2005	3/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
501199058	XXXXXXXXXX	$148,960.00	KY	6/XX/2005	5/XX/2005	Primary	Purchase					A	A	A	A	A							-
841481774	XXXXXXXXXX	$150,000.00	TX	5/XX/2005	4/XX/2005	Primary	Purchase					A	A	A	A	A							-
181838147	XXXXXXXXXX	$306,400.00	NV	6/XX/2005	6/XX/2005	Investment	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
683067900	XXXXXXXXXX	$281,206.00	TX	6/XX/2005	5/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
534467827	XXXXXXXXXX	$357,750.00	CA	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - Missing Initial Loan Application Test					-
818886226	XXXXXXXXXX	$170,000.00	GA	6/XX/2005	5/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
370850185	XXXXXXXXXX	$359,650.00	CA	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other					A	A	A	A	A							-
459792177	XXXXXXXXXX	$175,000.00	CA	8/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
189273003	XXXXXXXXXX	$202,000.00	WA	8/XX/2005	7/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing					-
705287188	XXXXXXXXXX	$210,000.00	SC	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
284746494	XXXXXXXXXX	$373,300.00	TX	6/XX/2005	5/XX/2005	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
162723146	XXXXXXXXXX	$204,300.00	CA	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing					-
889683975	XXXXXXXXXX	$224,900.00	IL	11/XX/2005	10/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
195441273	XXXXXXXXXX	$489,600.00	CA	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Loan may contain an impermissible prepayment penalty, depending on the lender's license type; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - The Approval indicates the Index used was 2.737%. The only Index available within the look-back period is 3.01920%. Federal Compliance - ARM Disclosure Prior to Closing Timing State Compliance - PPP expired. PPP of 3 years confirms CA limit of 6 months interest on the amount prepaid in excess of 20% of the original amount. XXX, a division of XXX. Federal Compliance - Missing Initial Loan Application Test					-
776548603	XXXXXXXXXX	$325,000.00	WA	6/XX/2005	6/XX/2005	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																						No	TNR Testing Not Required
957765979	XXXXXXXXXX	$144,000.00	TX	9/XX/2005	8/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
160032704	XXXXXXXXXX	$320,000.00	CA	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																						Yes	TR HUD Deficiency
455470160	XXXXXXXXXX	$712,500.00	CA	10/XX/2005	9/XX/2005	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX

Federal Compliance - Under disclosure is due to the lender utilizing an index value of 3.019% per the rate lock, however the lowest index value available in the lookback period is 3.1633%.
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Timing Test
State Compliance - PPP expired: Lender may choose to make a variable rate loan under Cal Civ Code 1920 C 12 in which case the borrower must be permitted to prepay the loan in whole or in part without a prepayment charge at any time
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
																							-
906441852	XXXXXXXXXX	$232,000.00	CA	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																		Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing				Yes	TR Indeterminable
561779170	XXXXXXXXXX	$259,800.00	OH	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	D
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Closing / Title - Missing Document: HUD-1 Addendum not provided
																						Tested	TR Tested
106040627	XXXXXXXXXX	$334,000.00	CA	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
887946072	XXXXXXXXXX	$256,500.00	NV	1/XX/2006	12/XX/2005	Primary	Purchase					A	A	A	A	A							-
259373723	XXXXXXXXXX	$170,600.00	NM	3/XX/2006	3/XX/2006	Investment	Purchase					A	A	A	A	A							-
556897771	XXXXXXXXXX	$237,600.00	WA	10/XX/2005	9/XX/2005	Primary	Purchase					A	A	A	A	A							-
576982094	XXXXXXXXXX	$516,000.00	CA	11/XX/2005	10/XX/2005	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Loan may contain an impermissible prepayment penalty, depending on the lender's license type; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
																		Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing State Compliance - PPP expired. PPP of 3 years confirms CA limit of 6 months interest on the amount prepaid in excess of 20% of the original amount. Silver State Financial Services, Inc dba Silver State Mortgage, A Nevada Corporation. Federal Compliance - Missing Initial Loan Application Test					-
408934435	XXXXXXXXXX	$400,000.00	CA	3/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
123511276	XXXXXXXXXX	$320,000.00	NC	2/XX/2006	1/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing					-
190800488	XXXXXXXXXX	$234,000.00	OR	4/XX/2006	3/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
578334145	XXXXXXXXXX	$361,320.00	VA	4/XX/2006	3/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
776728546	XXXXXXXXXX	$443,600.00	CA	5/XX/2006	4/XX/2006	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Closing instructions indicate the Index used was 4.143%. The closest Index available in our look-back period is 4.28177%. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test State Compliance - California Prepayment Penalty ARM Test Federal Compliance - Missing Initial Loan Application Test					-
965798750	XXXXXXXXXX	$244,200.00	FL	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Unable to determine under disclosure, due to missing itemization of amount financed. Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
462231935	XXXXXXXXXX	$552,000.00	CA	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.

Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing
Federal Compliance - ARM Disclosure Prior to Closing Timing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																						Yes	TR HUD Deficiency
821610362	XXXXXXXXXX	$355,000.00	WA	12/XX/2005	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
331255041	XXXXXXXXXX	$195,000.00	MD	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
149267058	XXXXXXXXXX	$600,000.00	CA	3/XX/2006	2/XX/2006	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] State Compliance - California Prepayment Penalty: California Prepayment Penalty:  Loan may contain an impermissible prepayment penalty greater than 6 months interest on the amount prepaid in excess of 20% of the original amount, depending on the lender's license type.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - due to payment stream variance- Neg Am loan Federal Compliance - ARM Disclosure Timing Test State Compliance - verified -PPP IS allowed per State CA Application / Processing - Missing Document: Missing Lender's Initial 1003					-
483922938	XXXXXXXXXX	$237,600.00	WY	2/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
197243857	XXXXXXXXXX	$320,000.00	OR	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
641907201	XXXXXXXXXX	$333,000.00	MD	9/XX/2006	8/XX/2006	Primary	Refinance Rate/Term					A	A	A	A	A							-
999341386	XXXXXXXXXX	$320,000.00	HI	8/XX/2006	8/XX/2006	Primary	Purchase		[B] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.: -	Property is a "Detached Condo" per documents.		D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																						No	TNR Testing Not Required
750522225	XXXXXXXXXX	$206,000.00	MD	10/XX/2006	9/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
507619821	XXXXXXXXXX	$212,500.00	MD	3/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Home Improvement					A	A	A	A	A							-
577428583	XXXXXXXXXX	$385,000.00	CA	3/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
																		Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
604112050	XXXXXXXXXX	$674,000.00	VA	3/XX/2006	3/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX [B] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Loan on an owner-occupied property contains an impermissible prepayment penalty of greater than 2% of the prepaid balance.	Federal Compliance - due to slight payment stream variance- Neg Am loan Federal Compliance - ARM Disclosure Timing Test State Compliance - PPP Expired. Prepayment charge not allowed per state VA - max prepayment charge for VA loan is 2% - Note states 6 months interest (4.9%) Lender is XXX.					-
612114413	XXXXXXXXXX	$304,910.00	NV	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Status Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
830138603	XXXXXXXXXX	$388,000.00	CA	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
521138177	XXXXXXXXXX	$210,000.00	WA	4/XX/2006	3/XX/2006	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																		Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
384493229	XXXXXXXXXX	$269,600.00	AZ	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
																		Federal Compliance - Under disclosure is due to the lender utilizing an index value of 4.143% per the Approval; however, the lowest index value available in the look back period is 4.281%. Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
535829887	XXXXXXXXXX	$395,000.00	CA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
534021001	XXXXXXXXXX	$266,400.00	CA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																		Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	TR HUD Deficiency
364644360	XXXXXXXXXX	$259,000.00	VA	6/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing					-
101057787	XXXXXXXXXX	$272,400.00	MD	6/XX/2006	6/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
654738348	XXXXXXXXXX	$336,000.00	NC	7/XX/2006	6/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
756067170	XXXXXXXXXX	$366,000.00	CA	9/XX/2006	8/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																		Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
788916106	XXXXXXXXXX	$436,000.00	NJ	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
314477962	XXXXXXXXXX	$316,000.00	FL	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
527245563	XXXXXXXXXX	$360,000.00	CA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
798852933	XXXXXXXXXX	$400,000.00	CA	10/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
952961170	XXXXXXXXXX	$417,000.00	TX	11/XX/2006	10/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
122212553	XXXXXXXXXX	$295,000.00	DC	11/XX/2006	10/XX/2006	Investment	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
479594876	XXXXXXXXXX	$381,000.00	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
395442934	XXXXXXXXXX	$382,400.00	MD	1/XX/2007	12/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
430257485	XXXXXXXXXX	$411,000.00	CA	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
444657859	XXXXXXXXXX	$175,000.00	TN	1/XX/2007	12/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
315113114	XXXXXXXXXX	$292,800.00	MD	10/XX/2006	9/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
371848930	XXXXXXXXXX	$308,750.00	DC	5/XX/2007	5/XX/2007	Investment	Refinance Cash-out - Other					A	A	A	A	A							-
521659790	XXXXXXXXXX	$166,500.00	PA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
846972604	XXXXXXXXXX	$212,000.00	OH	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
608313537	XXXXXXXXXX	$200,000.00	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - Missing Initial Loan Application Test					-
491890112	XXXXXXXXXX	$368,000.00	CA	10/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
																		Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing				Yes	TR Indeterminable
135217511	XXXXXXXXXX	$315,250.00	CA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
611190702	XXXXXXXXXX	$413,811.00	FL	12/XX/2006	12/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
520151830	XXXXXXXXXX	$382,500.00	CA	12/XX/2006	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing					-
517521016	XXXXXXXXXX	$198,500.00	TX	1/XX/2007	12/XX/2006	Primary	Refinance Rate/Term					A	A	A	A	A							-
642557609	XXXXXXXXXX	$204,000.00	OR	12/XX/2006	11/XX/2006	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
269468128	XXXXXXXXXX	$400,000.00	MA	12/XX/2006	12/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
952219815	XXXXXXXXXX	$412,900.00	CA	2/XX/2007	1/XX/2007	Primary	Refinance Rate/Term					A	A	A	A	A							-
938499667	XXXXXXXXXX	$137,100.00	NC	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other					A	A	A	A	A							-
555572387	XXXXXXXXXX	$392,000.00	CA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	Federal Compliance - ARM Disclosure Status Test					-
136640461	XXXXXXXXXX	$312,000.00	MD	2/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
856623349	XXXXXXXXXX	$388,800.00	VA	2/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing Test					-
164915986	XXXXXXXXXX	$121,600.00	TX	7/XX/2007	2/XX/2007	Primary	Purchase					A	A	A	A	A							-
957387703	XXXXXXXXXX	$456,000.00	NY	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
761641916	XXXXXXXXXX	$316,704.00	GA	4/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
623141960	XXXXXXXXXX	$239,400.00	VA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
230207061	XXXXXXXXXX	$625,500.00	HI	3/XX/2007	3/XX/2007	Primary	Purchase					A	A	A	A	A							-
874113040	XXXXXXXXXX	$147,000.00	MO	4/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
237409104	XXXXXXXXXX	$143,000.00	MO	4/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	A							-
379517049	XXXXXXXXXX	$250,000.00	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
900886680	XXXXXXXXXX	$360,000.00	CA	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing
																						Yes	TR Indeterminable
254935287	XXXXXXXXXX	$392,000.00	NY	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
824231470	XXXXXXXXXX	$320,000.00	FL	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		Federal Compliance - TILA - Final TIL Missing Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
376316444	XXXXXXXXXX	$995,000.00	CA	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - Missing Initial Loan Application Test					-
568497329	XXXXXXXXXX	$288,400.00	NV	6/XX/2007	5/XX/2007	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

Federal Compliance - CHARM Booklet Disclosure Timing
Federal Compliance - ARM Disclosure Timing Test
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						No	TNR Testing Not Required
749539768	XXXXXXXXXX	$285,000.00	CA	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
399068290	XXXXXXXXXX	$309,200.00	MD	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Federal FACTA Disclosure Timing Test					-
861574672	XXXXXXXXXX	$270,000.00	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
713242923	XXXXXXXXXX	$205,000.00	WA	5/XX/2007	4/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
966229070	XXXXXXXXXX	$180,000.00	AZ	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
218852413	XXXXXXXXXX	$698,840.00	CA	9/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	B		Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
258571842	XXXXXXXXXX	$409,600.00	CA	3/XX/2007	3/XX/2007	Primary	Purchase					A	A	A	A	A							-
555787906	XXXXXXXXXX	$416,000.00	VA	4/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	B	[B] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Loan on an owner-occupied property contains an impermissible prepayment penalty of greater than 2% of the prepaid balance.	State Compliance - PPP Expired. Prepayment charge not allowed per state VA - max prepayment charge for VA loan is 0% - Note states 6 months interest Lender is XXX. o					-
274975228	XXXXXXXXXX	$245,000.00	CT	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
338526179	XXXXXXXXXX	$348,000.00	MD	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
437289788	XXXXXXXXXX	$145,600.00	OH	5/XX/2007	3/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B
[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																		State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis) State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided) State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender) State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
891187739	XXXXXXXXXX	$760,000.00	FL	6/XX/2007	4/XX/2007	Primary	Construction-Permanent					B	B	B	B	B		Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
582525427	XXXXXXXXXX	$360,000.00	MD	4/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Under-disclosure is fee related. Final TIL Itemization did not disclose the Broker Fee in the amount of $2,700, Title Settlement Fee in the amount of $295 nor the Title Email Fee in the amount of $50 as prepaid finance charges.					-
855183622	XXXXXXXXXX	$375,000.00	PA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
318865934	XXXXXXXXXX	$357,000.00	CA	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
385937710	XXXXXXXXXX	$569,000.00	CA	5/XX/2007	5/XX/2007	Investment	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
627544019	XXXXXXXXXX	$1,050,000.00	CA	6/XX/2007	5/XX/2007	Primary	Construction-Permanent					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Application / Processing - Missing Document: Missing Lender's Initial 1003					-
950789406	XXXXXXXXXX	$246,000.00	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing					-
366406910	XXXXXXXXXX	$262,000.00	UT	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
825383160	XXXXXXXXXX	$173,600.00	TX	5/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
266018284	XXXXXXXXXX	$344,000.00	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
125870750	XXXXXXXXXX	$584,000.00	IL	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
377078813	XXXXXXXXXX	$340,288.00	HI	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
234538802	XXXXXXXXXX	$144,000.00	PA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
477940906	XXXXXXXXXX	$413,500.00	CA	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - Federal FACTA Disclosure Timing Test					-
950127098	XXXXXXXXXX	$440,000.00	CA	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - $25 messenger fee on Itemization not on HUD; prepaid interest $745.89 on itemization and $1245.15 on HUD = $472.26 less $.25 overage in payment stream.					-
923522010	XXXXXXXXXX	$637,000.00	CO	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[B] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided) Federal Compliance - Missing Initial Loan Application Test					-
412058056	XXXXXXXXXX	$364,000.00	NY	7/XX/2007	7/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - (Missing Data) Last Rate Set Date					-
394176446	XXXXXXXXXX	$360,000.00	OR	8/XX/2006	7/XX/2006	Primary	Construction					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.	Federal Compliance - Missing Initial Loan Application Test State Compliance - Oregon Prepayment Penalty Max Prepay					-
213593387	XXXXXXXXXX	$282,064.00	OK	11/XX/2007	10/XX/2007	Primary	Purchase					A	A	A	A	A							-
658124945	XXXXXXXXXX	$355,000.00	CA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Home Improvement					A	A	A	A	A							-
153145928	XXXXXXXXXX	$372,525.00	NY	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - (Missing Data) Last Rate Set Date					-
157013371	XXXXXXXXXX	$480,000.00	OR	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - TIL itemization did not disclose a processing fee of $499.00 as prepaid finance charge.					-
330190438	XXXXXXXXXX	$580,000.00	CA	12/XX/2007	11/XX/2007	Investment	Purchase					A	A	A	A	A							-
935669154	XXXXXXXXXX	$255,500.00	CA	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
409340041	XXXXXXXXXX	$417,000.00	CO	2/XX/2008	1/XX/2008	Primary	Refinance Rate/Term					B	B	B	B	B
[B] State Compliance - Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322):  Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Colorado Home Loan (Tangible Net Benefit Disclosure Not Provided): Colorado Home Loan (HB1322):  Loan file does not contain a Tangible Net Benefit Disclosure (or similar document).
[B] State Compliance - Colorado HLPP Broker TNB Test: Colorado Home Loan (HB1322): Unable to determine if brokered mortgage loan has a tangible net benefit to the borrower due to missing prior loan information.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
																		State Compliance - Colorado HLPP Broker TNB Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided State Compliance - Colorado Home Loan (Tangible Net Benefit Disclosure Not Provided) State Compliance - Colorado Home Loan (Ability to Repay not Verified) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
422118487	XXXXXXXXXX	$423,500.00	CA	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
704060540	XXXXXXXXXX	$260,001.00	CA	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2008.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																						Yes	TR HUD Deficiency
344096890	XXXXXXXXXX	$378,000.00	CA	6/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
591661762	XXXXXXXXXX	$238,000.00	WA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
988834279	XXXXXXXXXX	$260,000.00	CA	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
676806291	XXXXXXXXXX	$688,000.00	CA	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Loan may contain an impermissible prepayment penalty, depending on the lender's license type; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - California Prepayment Penalty Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
459578298	XXXXXXXXXX	$193,000.00	FL	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
774803209	XXXXXXXXXX	$690,000.00	CA	8/XX/2007	7/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
484178047	XXXXXXXXXX	$305,200.00	FL	7/XX/2007	7/XX/2007	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
301597849	XXXXXXXXXX	$274,000.00	CA	7/XX/2007	7/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
692992889	XXXXXXXXXX	$303,050.00	CA	8/XX/2007	7/XX/2007	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
279310864	XXXXXXXXXX	$308,000.00	CA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
947166952	XXXXXXXXXX	$321,600.00	NY	8/XX/2007	7/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
386390819	XXXXXXXXXX	$128,000.00	TX	8/XX/2007	7/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
495794250	XXXXXXXXXX	$452,000.00	CA	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)					-
777415880	XXXXXXXXXX	$494,945.00	CA	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
314116065	XXXXXXXXXX	$256,700.00	MD	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																		Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test					-
792936908	XXXXXXXXXX	$200,000.00	CA	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
563107287	XXXXXXXXXX	$180,000.00	AL	9/XX/2007	8/XX/2007	Primary	Refinance Rate/Term					A	A	A	A	A							-
207648816	XXXXXXXXXX	$203,800.00	TX	9/XX/2007	9/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
753765578	XXXXXXXXXX	$437,500.00	CA	9/XX/2007	8/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi					-
535852315	XXXXXXXXXX	$408,000.00	CA	9/XX/2007	8/XX/2007	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
333639930	XXXXXXXXXX	$375,250.00	CA	9/XX/2007	9/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Loan may contain an impermissible prepayment penalty, depending on the lender's license type; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.	Federal Compliance - ARM Disclosure Timing Test State Compliance - California Prepayment Penalty					-
976965235	XXXXXXXXXX	$417,000.00	MD	9/XX/2007	9/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing					-
904134205	XXXXXXXXXX	$600,000.00	CA	10/XX/2007	9/XX/2007	Primary	Refinance Rate/Term					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - CHARM Booklet Disclosure Timing
Federal Compliance - ARM Disclosure Timing Test
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																						Yes	TR HUD Deficiency
178075395	XXXXXXXXXX	$546,000.00	CA	11/XX/2007	11/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing Test					-
293313398	XXXXXXXXXX	$360,000.00	FL	10/XX/2007	9/XX/2007	Primary	Purchase					A	A	A	A	A							-
766471298	XXXXXXXXXX	$787,000.00	CA	10/XX/2007	9/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
994379684	XXXXXXXXXX	$400,000.00	MD	12/XX/2007	10/XX/2007	Primary	Purchase					A	A	A	A	A							-
378441183	XXXXXXXXXX	$392,000.00	NV	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	A							-
622089383	XXXXXXXXXX	$332,000.00	CA	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
736355535	XXXXXXXXXX	$560,000.00	HI	4/XX/2008	3/XX/2008	Primary	Refinance Rate/Term					A	A	A	A	A							-
932718898	XXXXXXXXXX	$280,000.00	SC	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided)					-
446210712	XXXXXXXXXX	$339,000.00	CA	10/XX/2008	9/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
309792548	XXXXXXXXXX	$325,200.00	FL	12/XX/2007	12/XX/2007	Second Home	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
555150952	XXXXXXXXXX	$267,000.00	CA	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
551677855	XXXXXXXXXX	$503,000.00	CA	12/XX/2007	11/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Loan may contain an impermissible prepayment penalty, depending on the lender's license type; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test State Compliance - California Prepayment Penalty Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
863118039	XXXXXXXXXX	$1,376,250.00	CA	12/XX/2007	11/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing Test					-
841192761	XXXXXXXXXX	$322,000.00	CT	1/XX/2008	1/XX/2008	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
502763392	XXXXXXXXXX	$344,400.00	CA	1/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																						Yes	TR HUD Deficiency
850318942	XXXXXXXXXX	$288,000.00	WA	12/XX/2007	12/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	A							-
634943171	XXXXXXXXXX	$417,000.00	PA	2/XX/2008	1/XX/2008	Primary	Refinance Rate/Term					A	A	A	A	A							-
726737413	XXXXXXXXXX	$485,398.00	CA	4/XX/2008	3/XX/2008	Second Home	Purchase					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
257795772	XXXXXXXXXX	$445,500.00	GA	4/XX/2008	4/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
289582458	XXXXXXXXXX	$650,000.00	MI	5/XX/2008	4/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. [B] State Compliance - Michigan Prepayment Penalty: Michigan Prepayment Penalty: First lien loan contains an impermissible prepayment penalty of greater than 1% of the prepaid balance.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test State Compliance - PPP Expired. Prepayment charge not allowed per state MI - max prepayment charge for MI loan is 1% - Note states 6 months interest (.3.3%) Lender is XXX.					-
955834645	XXXXXXXXXX	$648,000.00	NY	6/XX/2008	4/XX/2008	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty:  Adjustable rate loan greater than $250,000 contains an impermissible prepayment penalty of greater than 12 months.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test State Compliance - PPP Expired. Prepayment charge not allowed per state (NY) - max prepayment charge for NY loan is 0% if the rate is under 6% - note states 6 months interest. Lender is XXX. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
258756892	XXXXXXXXXX	$237,500.00	CA	8/XX/2008	8/XX/2008	Primary	Purchase					A	A	A	A	A							-
335200993	XXXXXXXXXX	$206,000.00	MD	12/XX/2008	11/XX/2008	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
191374535	XXXXXXXXXX	$304,629.00	NJ	7/XX/2008	6/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three (3) business days from transaction date of 07/XX/2008.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - Payoff Statement Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
Federal Compliance - Disbursement Date Missing
Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
																							-
903741347	XXXXXXXXXX	$417,000.00	NY	6/XX/2008	4/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Closing / Title - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing Closing / Title - TIL appears to be final but not signed nor initialed by borrower.					-
213304812	XXXXXXXXXX	$417,000.00	CA	7/XX/2008	6/XX/2008	Primary	Refinance Cash-out - Home Improvement					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing
																						Yes	TR Indeterminable
623424872	XXXXXXXXXX	$310,532.31	CA	4/XX/2008	3/XX/2008	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																		Federal Compliance - FACTA Disclosure Missing Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Closing / Title - TIL appears to be final but not signed nor initialed by borrower.					-
104622483	XXXXXXXXXX	$625,000.00	FL	11/XX/2007	10/XX/2007	Primary	Construction-Permanent					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		Federal Compliance - TILA - Final TIL Missing Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
272562084	XXXXXXXXXX	$211,024.00	TN	5/XX/2008	2/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when the borrower received. Federal Compliance - FACTA Disclosure Missing					-
584356902	XXXXXXXXXX	$172,900.00	FL	8/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing					-
166918292	XXXXXXXXXX	$417,000.00	CA	6/XX/2008	5/XX/2008	Primary	Refinance Rate/Term			File does not contain either Preliminary or Final Title.		B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - FACTA Disclosure Missing
Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.
																							-
266281351	XXXXXXXXXX	$459,639.00	VA	8/XX/2008	7/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX	Federal Compliance - Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. Appears to be fee related Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing					-
916133803	XXXXXXXXXX	$405,000.00	CA	11/XX/2008	9/XX/2008	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing Closing / Title - TIL appears to be final but not signed nor initialed by borrower.					-
797958309	XXXXXXXXXX	$417,000.00	CA	4/XX/2008	2/XX/2008	Primary	Refinance Rate/Term		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Timing Test
Federal Compliance - ARM Disclosure Compliant Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
																							-
647103864	XXXXXXXXXX	$204,250.00	NV	3/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing Closing / Title - TIL appears to be final but not signed nor initialed by borrower.					-
459576414	XXXXXXXXXX	$210,000.00	GA	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing					-
582823555	XXXXXXXXXX	$240,000.00	FL	6/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing					-
548144128	XXXXXXXXXX	$320,000.00	CA	9/XX/2005	6/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																							-
283185160	XXXXXXXXXX	$439,067.00	DC	1/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - FACTA Disclosure Missing
Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
																							-
272692117	XXXXXXXXXX	$420,000.00	CA	3/XX/2007	2/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing					-
832437417	XXXXXXXXXX	$396,000.00	CA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Closing / Title - TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing					-
816834854	XXXXXXXXXX	$614,500.00	CA	5/XX/2007	4/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - FACTA Disclosure Missing Closing / Title - TIL appears to be final but not signed nor initialed by borrower.					-
753535219	XXXXXXXXXX	$751,500.00	NY	8/XX/2007	7/XX/2007	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																		Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - (Missing Data) Last Rate Set Date Federal Compliance - FACTA Disclosure Missing					-
554166290	XXXXXXXXXX	$340,750.00	WA	7/XX/2007	7/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing Closing / Title - TIL appears to be final but not signed nor initialed by borrower.					-
724906768	XXXXXXXXXX	$339,000.00	CA	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																		Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing Closing / Title - TIL appears to be final but not signed nor initialed by borrower.					-
274460734	XXXXXXXXXX	$484,200.00	CA	6/XX/2006	5/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing					-
125393350	XXXXXXXXXX	$260,000.00	MD	10/XX/2006	9/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. Federal Compliance - FACTA Disclosure Missing Closing / Title - TIL appears to be final but not signed nor initialed by borrower.					-
210592715	XXXXXXXXXX	$247,000.00	FL	2/XX/2005	11/XX/2004	Investment	Purchase					A	A	A	A	A							-
660968557	XXXXXXXXXX	$199,000.00	FL	7/XX/2005	6/XX/2005	Investment	Purchase					A	A	A	A	A							-
594180306	XXXXXXXXXX	$208,050.00	AZ	3/XX/2007	2/XX/2007	Investment	Purchase					A	A	A	A	A							-
238980596	XXXXXXXXXX	$417,000.00	FL	12/XX/2006	12/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing					-
606978073	XXXXXXXXXX	$417,000.00	CA	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test Closing / Title - TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - Right of Rescission Timing - Receipt Date Missing					-
994562400	XXXXXXXXXX	$429,000.00	CA	12/XX/2006	11/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - FACTA Disclosure Missing					-
320320588	XXXXXXXXXX	$512,820.00	NC	11/XX/2006	11/XX/2006	Investment	Purchase					A	A	A	A	A							-
810102198	XXXXXXXXXX	$447,512.00	CA	1/XX/2004	12/XX/2003	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing
																						No	TNR Testing Not Required
509803011	XXXXXXXXXX	$639,806.00	NC	10/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. Federal Compliance - FACTA Disclosure Missing Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
230119149	XXXXXXXXXX	$416,000.00	CT	9/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
913362593	XXXXXXXXXX	$468,000.00	CA	3/XX/2004	2/XX/2004	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B	[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
488432704	XXXXXXXXXX	$155,000.00	CA	5/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing Closing / Title - TIL appears to be final but not signed nor initialed by borrower.					-
183901502	XXXXXXXXXX	$300,000.00	CA	2/XX/2005	1/XX/2005	Primary	Purchase			File does not contain either Preliminary or Final Title		B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
882640437	XXXXXXXXXX	$370,000.00	CA	12/XX/2007	10/XX/2007	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation Federal Compliance - Unable to determine source of under disclosure is there is no Itemization of Amount Financed present in file. Federal Compliance - FACTA Disclosure Missing					-
474514763	XXXXXXXXXX	$300,000.00	CA	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																		Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing Closing / Title - TIL appears to be final but not signed nor initialed by borrower.					-
221262853	XXXXXXXXXX	$500,000.00	HI	9/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
783865964	XXXXXXXXXX	$268,200.00	NV	7/XX/2007	7/XX/2007	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																		Federal Compliance - TIL in file indicated to be final, expected funding date same as note date but is not signed or dated by borrower so cannot confirm borrower received. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - FACTA Disclosure Missing Closing / Title - TIL appears to be final but not signed nor initialed by borrower.					-
472213075	XXXXXXXXXX	$388,000.00	CA	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - ARM Disclosure Compliant Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
298248825	XXXXXXXXXX	$424,420.00	CA	10/XX/2007	10/XX/2007	Primary	Refinance Rate/Term		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
Federal Compliance - Unable to determine under disclosure due to missing Itemization of amount financed.
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - FACTA Disclosure Missing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																						Yes	TR HUD Deficiency
492637068	XXXXXXXXXX	$469,500.00	NY	10/XX/2006	6/XX/2006	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing					-
439942343	XXXXXXXXXX	$475,000.00	CA	5/XX/2007	2/XX/2007	Primary	Purchase					D	D	D	D	D
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - FACTA Disclosure Missing
Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
Closing / Title - Missing Document: HUD-1 Addendum not provided
																						No	TNR Testing Not Required
655335393	XXXXXXXXXX	$495,000.00	CA	4/XX/2007	3/XX/2007	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing					-
692165659	XXXXXXXXXX	$699,000.00	CA	4/XX/2006	3/XX/2006	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing					-
746539224	XXXXXXXXXX	$310,500.00	WA	6/XX/2007	5/XX/2007	Investment	Purchase					A	A	A	A	A							-
618675783	XXXXXXXXXX	$395,000.00	CA	5/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																		Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. Closing / Title - TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
785241811	XXXXXXXXXX	$270,000.00	CA	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
																							-
214216662	XXXXXXXXXX	$314,500.00	OR	8/XX/2006	7/XX/2006	Investment	Purchase					A	A	A	A	A							-
724490051	XXXXXXXXXX	$540,000.00	CA	3/XX/2006	11/XX/2005	Investment	Purchase					A	A	A	A	A							-
948095458	XXXXXXXXXX	$411,000.00	CA	6/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																		Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing Closing / Title - TIL appears to be final but not signed nor initialed by borrower.					-
970753848	XXXXXXXXXX	$429,000.00	MD	2/XX/2006	2/XX/2006	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																		Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing Closing / Title - TIL appears to be final but not signed nor initialed by borrower.					-
106390500	XXXXXXXXXX	$404,000.00	VA	6/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided Closing / Title - TIL appears to be final but not signed nor initialed by borrower.					-
138278428	XXXXXXXXXX	$155,954.00	TX	2/XX/2008	7/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing Closing / Title - TIL appears to be final but not signed nor initialed by borrower.					-
573506792	XXXXXXXXXX	$285,000.00	CA	3/XX/2003	2/XX/2003	Primary	Refinance Rate/Term		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test					-
819696197	XXXXXXXXXX	$242,500.00	CA	11/XX/2006	9/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX is underdisclosed from calculated Finance Charge of $XX in the amount of $XX [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - FACTA Disclosure Missing					-
407210560	XXXXXXXXXX	$274,500.00	IA	6/XX/2003	3/XX/2003	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
881027961	XXXXXXXXXX	$592,760.00	CA	4/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when the borrower received. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing					-
464633610	XXXXXXXXXX	$473,000.00	CA	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure					-
791002225	XXXXXXXXXX	$417,000.00	CA	4/XX/2007	3/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Closing / Title - TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
256546448	XXXXXXXXXX	$376,500.00	CA	7/XX/2007	5/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when the borrower received. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Miscellaneous Compliance - Initial TIL not provided					-
942078579	XXXXXXXXXX	$315,000.00	CA	5/XX/2007	5/XX/2007	Investment	Purchase					A	A	A	A	A							-
479418043	XXXXXXXXXX	$213,453.00	CA	6/XX/2007	3/XX/2007	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
Federal Compliance - FACTA Disclosure Missing
Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																						Yes	TR HUD Deficiency
266340728	XXXXXXXXXX	$190,000.00	FL	3/XX/2007	2/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
593043279	XXXXXXXXXX	$120,616.00	NC	12/XX/2007	12/XX/2007	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Closing / Title - TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - FACTA Disclosure Missing					-
937575284	XXXXXXXXXX	$493,000.00	CA	5/XX/2007	4/XX/2007	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																		Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Closing / Title - TIL appears to be final but not signed nor initialed by borrower.					-
259888052	XXXXXXXXXX	$430,000.00	CA	6/XX/2006	5/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing					-
234342668	XXXXXXXXXX	$265,275.00	CA	4/XX/2007	3/XX/2007	Investment	Purchase					A	A	A	A	A							-
651797303	XXXXXXXXXX	$358,900.00	CA	2/XX/2005	10/XX/2004	Primary	Purchase		[B] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: - [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	File does not contain either Preliminary or Final Title.		B	B	B	B	B	[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing					-
232058765	XXXXXXXXXX	$328,000.00	MD	8/XX/2007	7/XX/2007	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing					-
937912951	XXXXXXXXXX	$240,000.00	MA	10/XX/2003	9/XX/2003	Primary	Refinance Rate/Term					B	B	B	B	B
[B] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 3%.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing State Compliance - Massachusetts Late Charge Percent Testing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
827819248	XXXXXXXXXX	$359,700.00	CA	5/XX/2007	4/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																		Closing / Title - TIL appears to be final but not signed nor initialed by borrower. Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - FACTA Disclosure Missing					-
299373952	XXXXXXXXXX	$400,000.00	NC	1/XX/2007	12/XX/2006	Investment	Purchase					B	B	B	B	B		General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
357517586	XXXXXXXXXX	$275,000.00	CA	2/XX/2004	1/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
263472123	XXXXXXXXXX	$444,000.00	NJ	9/XX/2007	8/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing					-
766481058	XXXXXXXXXX	$296,000.00	CA	12/XX/2007	11/XX/2007	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Timing Test
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
																							-
720218687	XXXXXXXXXX	$498,100.00	CA	6/XX/2006	3/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																		Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided Closing / Title - TIL appears to be final but not signed nor initialed by borrower.					-
714480992	XXXXXXXXXX	$880,000.00	FL	1/XX/2006	10/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						Yes	TR Indeterminable
538248133	XXXXXXXXXX	$417,000.00	CA	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - FACTA Disclosure Missing Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. Closing / Title - TIL appears to be final but not signed nor initialed by borrower.					-
363201933	XXXXXXXXXX	$522,000.00	MA	9/XX/2003	8/XX/2003	UTD	Purchase			File does not contain either Preliminary or Final Title		D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						Yes	TR Indeterminable
855241821	XXXXXXXXXX	$271,857.00	GA	7/XX/2003	6/XX/2003	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
196641567	XXXXXXXXXX	$497,000.00	CA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - FACTA Disclosure Missing Closing / Title - TIL appears to be final but not signed nor initialed by borrower.					-
937375308	XXXXXXXXXX	$192,000.00	IL	3/XX/2007	3/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
357885264	XXXXXXXXXX	$216,000.00	NJ	11/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			File does not contain either Preliminary or Final Title		C	C	C	C	C
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - New Jersey Prepayment Penalty
Federal Compliance - Payoff Statement Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - Ten (10) day grace period for the late charge does not conform with 15 day minimum per state (NY) Regs.
																							Late Charge
238955704	XXXXXXXXXX	$450,000.00	MD	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
897571234	XXXXXXXXXX	$205,486.75	OR	7/XX/2001	6/XX/2001	UTD	Refinance UTD			File does not contain either Preliminary or Final Title		D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						Yes	TR Indeterminable
153500909	XXXXXXXXXX	$685,000.00	CA	7/XX/2016	5/XX/2016	Primary	Refinance Rate/Term	Safe Harbor QM				B	B	B	B	B
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[B] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[B] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 7/XX/2016 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/XX/27/2016)
																		Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation Federal Compliance - Calculated $528,980.24. Disclosed $528,124.38. Difference $855.86 Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.					-
457535383	XXXXXXXXXX	$1,500,000.00	WA	7/XX/2016	5/XX/2016	Primary	Refinance Rate/Term	Safe Harbor QM				B	B	B	B	B
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[B] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[B] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[B] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act - Loan file does not contain evidence of borrower's consent to receive electronic disclosures.
[B] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 7/XX/2016 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/XX/18/2016)
[B] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 7/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/18/2016)
[B] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-990.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-3,915.00. (9300)
[B] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/XX/09/2016)
[B] Federal Compliance - TRID Service Provider Timing: TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.
[B] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of  receipt of the loan application.

Federal Compliance - TRID Esign Consent Agreement Status
Federal Compliance - TRID Service Provider Timing
Federal Compliance - TRID Loan Estimate Timing
Federal Compliance - TRID Lender Credit Tolerance Violation
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits
Federal Compliance - Calculated  $1,003,882.74 Disclosed  $1,002,893.74 .  Difference is $989.00
State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely)
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely
Federal Compliance - Receipt not located in the file
Federal Compliance - Receipt not located in the file
																							-
452642743	XXXXXXXXXX	$73,600.00	AL	3/XX/2000	2/XX/2000	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1 month prior to consummation. A lookback was performed to determine this application date.	Application / Processing - Missing Document: Missing Lender's Initial 1003 Federal Compliance - Missing Initial Loan Application Test					-
747983522	XXXXXXXXXX	$66,106.06	NC	2/XX/2000	1/XX/2000	Primary	Refinance Rate/Term		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date which is X month prior to consummation.  A lookback was performed to determine this application date.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Application / Processing - Missing Document: Missing Lender's Initial 1003
State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty)
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																						Yes	TR Indeterminable
228268796	XXXXXXXXXX	$47,292.40	KY	4/XX/2000	4/XX/2000	Primary	Refinance Rate/Term					A	A	A	A	A							-
233775654	XXXXXXXXXX	89150	GA	3/XX/1996	3/XX/1996	Primary	Purchase					3	C	C	C	C	[3] Missing Document: FHA Mortgage Insurance Certificate not provided						TNR Testing Not Required
778041416	XXXXXXXXXX	119187.74	CA	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other		[3] Evidence of title is missing- Provided loan file did not include a copy of a Final Title Policy or Title Commitment.			2	B	B	B	B	[2]HUD Error: Disbursement date is earlier than right to cancel expiration date.- Missing confirmation of disbursement date.						-
708545026	XXXXXXXXXX	82600	PA	3/XX/2007	3/XX/2007	Investment	Purchase					1	A	A	A	A							-
534663723	XXXXXXXXXX	540000	NY	8/XX/2007	8/XX/2007	Primary	Refinance Rate/Term					1	A	A	A	A							-
622109016	XXXXXXXXXX	148360	FL	3/XX/2005	3/XX/2005	Investment	Purchase					1	A	A	A	A							-
610279940	XXXXXXXXXX	248000	NJ	6/XX/2007	6/XX/2007	Investment	Refinance Cash-out - Other					1	A	A	A	A							-
562413842	XXXXXXXXXX	161000	OH	8/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other					1	A	A	A	A							-
942694137	XXXXXXXXXX	360000	CA	12/XX/2005	12/XX/2005	Primary	Refinance Cash-out - Other					1	A	A	A	A							-
357904891	XXXXXXXXXX	288499	MD	6/XX/2011	6/XX/2011	Primary	Purchase					2	B	B	B	B	[2]Missing Document: TIL Final not provided						-
701035998	XXXXXXXXXX	190000	MA	12/XX/2007	12/XX/2007	Primary	Purchase					2	B	B	B	B	[2]TIL Error: Final TIL signed by all required parties is blank- The TIL in the file appears to be the Final and is dated the same date as the funding date however is not signed by the borrower therefore unable to determine if borrower received. [2] Federal FACTA Disclosure						-
383132601	XXXXXXXXXX	150000	FL	11/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Other					1	A	A	A	A							-
250598345		196000	TN	7/XX/2004	7/XX/2004	Primary						1	A	A	A	A							-
782942458	XXXXXXXXXX	52550	FL	10/XX/1999	10/XX/1999	Primary	Purchase					1	A	A	A	A							-
801800618	XXXXXXXXXX	31050	PA	7/XX/1992	7/XX/1992	Primary						3	C	C	C	C
[3] Missing Document: HUD-1 Final not provided- Missing a Final HUD unable to test.
[2] Missing Document: TIL Final not provided- Missing final TIL
[2] Missing Document: Right to Cancel (RTC) not provided
																						No	TNR Testing Not Required
904438814		113223	SC	3/XX/2008	3/XX/2008	Primary						1	A	A	A	A							-